                  2 0 0 0  S E M I - A N N U A L  R E P O R T


     MONY SERIES FUND, INC.
     ENTERPRISE ACCUMULATION TRUST
     OCC ACCUMULATION TRUST
     DREYFUS STOCK INDEX FUND
     THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     JANUS ASPEN SERIES




     PRODUCTS:

     MONY CUSTOM MASTER
     -------------------------------------------------
     MONYMASTER
     -------------------------------------------------
     MONY CUSTOM EQUITY MASTER
     -------------------------------------------------
     MONYEQUITY MASTER
     -------------------------------------------------
     MONY CUSTOM ESTATE MASTER
     -------------------------------------------------
     VALUEMASTER
     -------------------------------------------------
     MONYVESTOR
     -------------------------------------------------
     STRATEGIST
     -------------------------------------------------


[THE MONY GROUP LOGO]

The historical returns for the Portfolios take into account expenses including investment management fees incurred by the Portfolios, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

This report is not to be construed as an offering for sale of any contracts participating in the MONY Series Fund, Inc., Enterprise Accumulation Trust, OCC Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series, or as a solicitation as an offer to buy any such contracts unless preceded by or accompanied by the most recent calendar quarter MONY Custom Master, MONYMaster, MONY Custom Equity Master, MONYEquity Master or MONY Custom Estate Master performance and a current MONY Custom Master, MONYMaster, MONY Custom Equity Master, MONYEquity Master or MONY Custom Estate Master prospectus which contains more complete information of charges and expenses.

The information provided on the ValueMaster, MONYVestor and Strategist are for those contracts that are inforce. These products are no longer available to the general public.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The economy finally began to show some signs of slower growth during the second quarter. The combination of higher interest rates, particularly for mortgages; rising energy costs, especially at the gas pump; and stock market weakness; notably in popular technology names, all served to impact consumer spending. Retail sales and auto sales were weaker, housing activity slowed and permits declined. The economy is still strong and is a long way from recession, but this slower growth is what the Federal Reserve ("Fed") had in mind when they began to tighten.

     The signs of deceleration are just beginning, and it is too early to tell whether the monetary activity thus far has been sufficient to bring about the desired soft landing. If the slowdown is not real, and stronger growth resumes, then more tightening will occur until the transition to a slower growth path is achieved. This is not just happening in the U.S. Central banks around the world have been pursuing a tighter monetary policy to try to ward off inflation. This is good news for the long-term sustainability of the economic and stock market expansions, but will likely cause some problems for both in the short run.

     The question of whether and when economic activity has slowed enough to suit the Fed creates uncertainty for businesses and investors. Soft landings are difficult to engineer and create the risk of a harder fall than desired. We expect continued earnings growth in 2000, but at a lower level than in 1999. These uncertainties: timing of further tightening, extent of deceleration and impact on earnings create a difficult environment for stocks. Some of this has already been discounted, as many individual stocks have already had twenty percent plus declines. The popular averages have not yet experienced this degree of weakness due to the rotational nature of the declines, and the continued popularity of big cap growth stocks.

     The outlook therefore is not great, but neither is it all negative. Stocks will be supported by still growing earnings and improved valuations for most companies, but will be constrained by concern about the Fed and still rich valuations for the biggest growth names. The economic slowdown, worldwide central bank concern about inflation and the growing Federal budget surplus provide strong support for the bond market and some help for stocks.

     All in all the best outcome, and the one that the Fed would like, would be for most stocks to mark time for awhile, and for some of the most overvalued names to sell off a bit. If the market surges upward, and investors move right back into the same big cap technology names, the Fed would probably lean toward a tighter policy.

                                            Sincerely,

                                            /s/ Kenneth M. Levine
                                            Chairman

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
VARIABLE ACCOUNT L
     MONY America (Strategist and MONYEquity Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................     5
          Statement of Operations for the periods ended June
         30, 2000...........................................     9
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........    14
          Notes to Financial Statements.....................    21
     MONY America (MONY Custom Equity Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................    24
          Statement of Operations for the six months ended
         June 30, 2000......................................    28
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........    32
          Notes to Financial Statements.....................    41
     MONY America (MONY Custom Estate Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................    44
          Statement of Operations for the periods ended June
         30, 2000...........................................    47
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........    50
          Notes to Financial Statements.....................    55
     MONY (Strategist and MONYEquity Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................    58
          Statement of Operations for the periods ended June
         30, 2000...........................................    63
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........    68
          Notes to Financial Statements.....................    75
     MONY (MONY Custom Equity Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................    78
          Statement of Operations for the periods ended June
         30, 2000...........................................    84
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000................................    90
          Notes to Financial Statements.....................    95
     MONY (MONY Custom Estate Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................    98
          Statement of Operations for the periods ended June
         30, 2000...........................................   100
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000................................   102
          Notes to Financial Statements.....................   104
VARIABLE ACCOUNT S
     MONY America (MONYVestor)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................   106
          Statement of Operations for the six months ended
         June 30, 2000......................................   107
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........   108
          Notes to Financial Statements.....................   109
     MONY (MONYVestor)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................   111
          Statement of Operations for the six months ended
         June 30, 2000......................................   112

                                                              PAGE
                                                              ----
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........   113
          Notes to Financial Statements.....................   114
VARIABLE ACCOUNT A
     MONY America (MONYMaster and ValueMaster)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................   116
          Statement of Operations for the six months ended
         June 30, 2000......................................   119
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........   122
          Notes to Financial Statements.....................   126
     MONY America (MONY Custom Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................   129
          Statement of Operations for the six months ended
         June 30, 2000......................................   133
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........   138
          Notes to Financial Statements.....................   145
     MONY (MONYMaster and ValueMaster)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................   148
          Statement of Operations for the six months ended
         June 30, 2000......................................   151
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000 and December 31, 1999..........   154
          Notes to Financial Statements.....................   158
     MONY (MONY Custom Master)
          Statement of Assets and Liabilities as of June 30,
         2000...............................................   162
          Statement of Operations for the periods ended June
         30, 2000...........................................   168
          Statement of Changes in Net Assets for the periods
         ended June 30, 2000................................   174
          Notes to Financial Statements.....................   178
     MONY SERIES FUND, INC..................................     I
          Equity Growth Portfolio...........................     1
          Equity Income Portfolio...........................     3
          Intermediate Term Bond Portfolio..................     6
          Long Term Bond Portfolio..........................     9
          Diversified Portfolio.............................    12
          Government Securities Portfolio...................    15
          Money Market Portfolio............................    17
          Statements of Assets and Liabilities as of June
         30, 2000...........................................    20
          Statements of Operations for the six months ended
         June 30, 2000......................................    22
          Statements of Changes in Net Assets for the
         periods ended June 30, 2000 and December 31,
         1999...............................................    24
          Financial Highlights..............................    26
          Notes to Financial Statements.....................    30
     ENTERPRISE ACCUMULATION TRUST..........................    II
          Multi-Cap Growth Portfolio........................     1
          Small Company Growth Portfolio....................     5
          Small Company Value Portfolio.....................     8
          Growth Portfolio..................................    13
          Capital Appreciation Portfolio....................    15

                                                              PAGE
                                                              ----
          Equity Portfolio..................................    19
          Growth and Income Portfolio.......................    22
          Equity Income Portfolio...........................    25
          International Growth Portfolio....................    28
          Managed Portfolio.................................    31
          Balanced Portfolio................................    36
          High Yield Bond Portfolio.........................    40
          Statements of Assets and Liabilities as of June
         30, 2000...........................................    48
          Statements of Operations for the six months ended
         June 30, 2000......................................    50
          Statements of Changes in Net Assets for the
         periods ended June 30, 2000 and December 31,
         1999...............................................    52
          Financial Highlights..............................    56
          Notes to Financial Statements.....................    62
     OCC ACCUMULATION TRUST.................................   III
          Equity Portfolio..................................     3
          Small Cap Portfolio...............................     5
          Managed Portfolio.................................     8
          U.S. Government Income Portfolio..................     9
          Equity Portfolio Schedule of Investments..........    10
          Small Cap Portfolio Schedule of Investments.......    13
          Managed Portfolio Schedule of Investments.........    16
          U.S. Government Income Portfolio Schedule of
         Investments........................................    21
          Statements of Assets and Liabilities as of June
         30, 2000...........................................    22
          Statements of Operations for the six months ended
         June 30, 2000......................................    23
          Statements of Changes in Net Assets for the
         periods ended June 30, 2000 and December 31,
         1999...............................................    24
          Notes to Financial Statements.....................    26
          Financial Highlights..............................    30
DREYFUS STOCK INDEX FUND....................................    IV
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. .........     V
FIDELITY VARIABLE INSURANCE PRODUCTS FUND...................    VI
  VIP Growth Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND...................   VII
  VIP II Contrafund Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND...................  VIII
  VIP III Growth Opportunities Portfolio
JANUS ASPEN SERIES..........................................    IX
  Aggressive Growth Portfolio
  Capital Appreciation Portfolio
  Worldwide Growth Portfolio
  Balanced Portfolio

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                     STRATEGIST
                                   ------------------------------------------------------------------------------
                                                               MONY SERIES FUND, INC.
                                   ------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                     GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   ------------   ----------   -----------   ----------
             ASSETS
Shares held in respective
  Funds..........................      33,833      35,188        13,561         4,372        73,893       57,471
                                   ==========   =========      ========      ========    ==========     ========
Investments at cost in respective
  Funds..........................  $1,101,302   $ 764,814      $143,406      $ 55,230    $1,363,715     $ 57,470
                                   ==========   =========      ========      ========    ==========     ========
Investments in respective Funds
  at net asset value.............  $1,316,776   $ 663,288      $140,219      $ 52,905    $1,434,997     $ 57,470
Amount due from MONY America.....         760           7             0             0            84            0
Amount due from respective
  Funds..........................         195         411           391             0           793          175
                                   ----------   ---------      --------      --------    ----------     --------
          Total assets...........   1,317,731     663,706       140,610        52,905     1,435,874       57,645
                                   ----------   ---------      --------      --------    ----------     --------
           LIABILITIES
Amount due to MONY America.......         501         566           423            12         1,127          188
Amount due to respective Funds...         760           7             0             0            84            0
                                   ----------   ---------      --------      --------    ----------     --------
          Total liabilities......       1,261         573           423            12         1,211          188
                                   ----------   ---------      --------      --------    ----------     --------
Net assets.......................  $1,316,470   $ 663,133      $140,187      $ 52,893    $1,434,663     $ 57,457
                                   ==========   =========      ========      ========    ==========     ========
Net assets consist of:
  Contractholders' net
     payments....................  $  104,315   $(192,337)     $(37,835)     $(70,325)   $ (273,618)    $(27,281)
  Undistributed net investment
     income......................     663,483     688,059       185,356       110,732     1,186,177       84,738
  Accumulated net realized gain
     (loss) on investments.......     333,198     268,937        (4,147)       14,811       450,822            0
  Net unrealized appreciation
     (depreciation) of
     investments.................     215,474    (101,526)       (3,187)       (2,325)       71,282            0
                                   ----------   ---------      --------      --------    ----------     --------
Net assets.......................  $1,316,470   $ 663,133      $140,187      $ 52,893    $1,434,663     $ 57,457
                                   ==========   =========      ========      ========    ==========     ========
Number of units outstanding*.....      13,825      10,012         5,508         1,633        22,671        2,857
                                   ----------   ---------      --------      --------    ----------     --------
Net asset value per unit
  outstanding*...................  $    95.22   $   66.23      $  25.45      $  32.38    $    63.28     $  20.11
                                   ==========   =========      ========      ========    ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                   MONYEQUITY MASTER
                                                  ---------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                                  ---------------------------------------------------
                                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                                   TERM BOND        BOND      SECURITIES     MARKET
                                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  ------------   ----------   ----------   ----------
                     ASSETS
Shares held in respective Funds.................      70,346        137,421      86,318     3,716,197
                                                    ========     ==========    ========    ==========
Investments at cost in respective Funds.........    $772,916     $1,760,877    $941,773    $3,716,197
                                                    ========     ==========    ========    ==========
Investments in respective Funds at net asset
  value.........................................    $727,377     $1,662,796    $914,971    $3,716,197
Amount due from MONY America....................         809            774          19         9,250
Amount due from respective Funds................         275            526          83        75,190
                                                    --------     ----------    --------    ----------
          Total assets..........................     728,461      1,664,096     915,073     3,800,637
                                                    --------     ----------    --------    ----------
                  LIABILITIES
Amount due to MONY America......................         487          1,003         345        76,285
Amount due to respective Funds..................         809            774          19         9,250
                                                    --------     ----------    --------    ----------
          Total liabilities.....................       1,296          1,777         364        85,535
                                                    --------     ----------    --------    ----------
Net assets......................................    $727,165     $1,662,319    $914,709    $3,715,102
                                                    ========     ==========    ========    ==========
Net assets consist of:
  Contractholders' net payments.................    $687,674     $1,491,544    $824,355    $3,049,098
  Undistributed net investment income (loss)....      92,037        280,077      95,139       666,004
  Accumulated net realized gain (loss) on
     investments................................      (7,007)       (11,221)     22,017             0
  Net unrealized appreciation (depreciation) of
     investments................................     (45,539)       (98,081)    (26,802)            0
                                                    --------     ----------    --------    ----------
Net assets......................................    $727,165     $1,662,319    $914,709    $3,715,102
                                                    ========     ==========    ========    ==========
Number of units outstanding*....................      56,687        116,206      71,593       293,476
                                                    --------     ----------    --------    ----------
Net asset value per unit outstanding*...........    $  12.83     $    14.30    $  12.78    $    12.66
                                                    ========     ==========    ========    ==========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                                   MONYEQUITY MASTER
    ----------------------------------------------------------------------------------------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
    ----------------------------------------------------------------------------------------------------------------
                  SMALL COMPANY                  INTERNATIONAL   HIGH YIELD                GROWTH AND     CAPITAL
      EQUITY          VALUE         MANAGED         GROWTH          BOND        GROWTH       INCOME     APPRECIATION
    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
    -----------   -------------   ------------   -------------   ----------   ----------   ----------   ------------
      1,170,045        940,133       2,968,880      1,672,544       846,391      216,717     137,492       101,046
    ===========    ===========    ============    ===========    ==========   ==========    ========      ========
    $43,781,958    $27,193,959    $116,043,864    $12,347,217    $4,416,246   $1,362,640    $868,364      $778,597
    ===========    ===========    ============    ===========    ==========   ==========    ========      ========
    $53,143,426    $29,604,786    $104,831,140    $13,748,315    $4,071,139   $1,378,319    $870,327      $814,428
          7,364          5,796          16,283          2,862         3,070            0           0             0
        194,073          6,536         241,406          4,371         1,131            0           0             0
    -----------    -----------    ------------    -----------    ----------   ----------    --------      --------
     53,344,863     29,617,118     105,088,829     13,755,548     4,075,340    1,378,319     870,327       814,428
    -----------    -----------    ------------    -----------    ----------   ----------    --------      --------
        209,437         15,155         272,354          8,365         2,309          295         221           201
          7,364          5,796          16,283          2,862         3,070            0           0             0
    -----------    -----------    ------------    -----------    ----------   ----------    --------      --------
        216,801         20,951         288,637         11,227         5,379          295         221           201
    -----------    -----------    ------------    -----------    ----------   ----------    --------      --------
    $53,128,062    $29,596,167    $104,800,192    $13,744,321    $4,069,961   $1,378,024    $870,106      $814,227
    ===========    ===========    ============    ===========    ==========   ==========    ========      ========
    $35,121,967    $22,094,332    $ 83,152,148    $10,738,854    $3,669,358   $1,362,867    $868,403      $778,838
      4,444,442      3,082,903      26,680,475        600,453       933,522         (630)       (465)         (433)
      4,200,185      2,008,105       6,180,293      1,003,916      (187,812)         108         205            (9)
      9,361,468      2,410,827     (11,212,724)     1,401,098      (345,107)      15,679       1,963        35,831
    -----------    -----------    ------------    -----------    ----------   ----------    --------      --------
    $53,128,062    $29,596,167    $104,800,192    $13,744,321    $4,069,961   $1,378,024    $870,106      $814,227
    ===========    ===========    ============    ===========    ==========   ==========    ========      ========
      1,804,101      1,216,188       4,579,322        690,468       275,535      137,511      86,273        81,099
    -----------    -----------    ------------    -----------    ----------   ----------    --------      --------
    $     29.45    $     24.34    $      22.89    $     19.91    $    14.77   $    10.02    $  10.09      $  10.04
    ===========    ===========    ============    ===========    ==========   ==========    ========      ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                     MONY EQUITY MASTER
                                            ---------------------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE
                                                               PRODUCTS FUNDS           JANUS ASPEN SERIES FUND
                                             DREYFUS     ---------------------------   --------------------------
                                              STOCK          VIP          VIP II         CAPITAL       WORLDWIDE
                                              INDEX        GROWTH       CONTRAFUND     APPRECIATION     GROWTH
                                            SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                            ----------   -----------   -------------   ------------   -----------
ASSETS
Shares held in respective Funds...........      31,723       15,480        38,200           77,813        45,810
                                            ==========    =========      ========       ==========    ==========
Investments at cost.......................  $1,206,682    $ 758,279      $944,313       $2,457,410    $2,180,596
                                            ==========    =========      ========       ==========    ==========
Investments in respective Funds at net
  asset value.............................  $1,206,099    $ 795,501      $956,154       $2,469,002    $2,200,232
Amount due from MONY......................           0            0             0                0             0
Amount due from respective Funds..........           0            0             0                0             0
                                            ----------    ---------      --------       ----------    ----------
          Total assets....................   1,206,099      795,501       956,154        2,469,002     2,200,232
                                            ----------    ---------      --------       ----------    ----------
LIABILITIES
Amount due to MONY........................         228          204           183              567           516
Amount due to respective Funds............           0            0             0                0             0
                                            ----------    ---------      --------       ----------    ----------
          Total liabilities...............         228          204           183              567           516
                                            ----------    ---------      --------       ----------    ----------
Net assets................................  $1,205,871    $ 795,297      $955,971       $2,468,435    $2,199,716
                                            ==========    =========      ========       ==========    ==========
Net assets consist of:
  Contractholders' net payments...........  $1,203,784    $ 758,166      $944,555       $2,450,649    $2,150,677
  Undistributed net investment income
     (loss)...............................       2,366         (421)         (397)           7,179        29,680
  Accumulated net realized gain (loss) on
     investments..........................         304          330           (28)            (985)         (277)
  Net unrealized appreciation
     (depreciation) of investments........        (583)      37,222        11,841           11,592        19,636
                                            ----------    ---------      --------       ----------    ----------
Net assets................................  $1,205,871    $ 795,297      $955,971       $2,468,435    $2,199,716
                                            ==========    =========      ========       ==========    ==========
Number of units outstanding*..............     121,658       78,902        95,425          256,602       225,225
                                            ==========    =========      ========       ==========    ==========
Net asset value per unit outstanding*.....  $     9.91    $   10.08      $  10.02       $     9.62    $     9.77
                                            ==========    =========      ========       ==========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                   STRATEGIST
                                 ------------------------------------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                 ------------------------------------------------------------------------------
                                   EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                   GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                 ----------   ----------   ------------   ----------   -----------   ----------
Dividend income................  $       0    $  12,376      $ 8,648       $ 4,061      $   5,766      $1,667
Distribution from capital
  gains........................    286,539      102,023            0             0        241,549           0
Mortality and expense risk
  charges......................     (3,922)      (2,077)        (421)         (170)        (4,332)       (178)
                                 ---------    ---------      -------       -------      ---------      ------
Net investment income..........    282,617      112,322        8,227         3,891        242,983       1,489
                                 ---------    ---------      -------       -------      ---------      ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments...............     48,816       11,816          108          (367)        39,876           0
  Net change in unrealized
     depreciation of
     investments...............   (314,914)    (156,168)      (6,309)         (795)      (267,453)          0
                                 ---------    ---------      -------       -------      ---------      ------
Net realized and unrealized
  loss on investments..........   (266,098)    (144,352)      (6,201)       (1,162)      (227,577)          0
                                 ---------    ---------      -------       -------      ---------      ------
Net increase (decrease) in net
  assets resulting from
  operations...................  $  16,519    $ (32,030)     $ 2,026       $ 2,729      $  15,406      $1,489
                                 =========    =========      =======       =======      =========      ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                   MONY EQUITY MASTER
                                                ---------------------------------------------------------
                                                                 MONY SERIES FUND, INC.
                                                ---------------------------------------------------------
                                                INTERMEDIATE    LONG TERM      GOVERNMENT       MONEY
                                                 TERM BOND         BOND        SECURITIES       MARKET
                                                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                ------------   ------------   ------------   ------------
                                                FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX
                                                MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED
                                                  JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                    2000           2000           2000           2000
                                                ------------   ------------   ------------   ------------
                                                (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
Dividend income...............................    $ 44,152       $113,998       $ 50,260       $119,859
Distribution from capital gains...............           0              0             13              0
Mortality and expense risk charges............      (2,771)        (6,116)        (3,374)       (15,965)
                                                  --------       --------       --------       --------
Net investment income (loss)..................      41,381        107,882         46,899        103,894
                                                  --------       --------       --------       --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....      (9,401)       (56,755)        (1,510)             0
  Net change in unrealized appreciation
     (depreciation) of investments............     (22,323)        27,168        (22,669)             0
                                                  --------       --------       --------       --------
Net realized and unrealized gain (loss) on
  investments.................................     (31,724)       (29,587)       (24,179)             0
                                                  --------       --------       --------       --------
Net increase (decrease) in net assets
  resulting from operations...................    $  9,657       $ 78,295       $ 22,720       $103,894
                                                  ========       ========       ========       ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                                       MONY EQUITY MASTER
---------------------------------------------------------------------------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
                   SMALL COMPANY                  INTERNATIONAL    HIGH YIELD                       GROWTH AND        CAPITAL
       EQUITY          VALUE         MANAGED         GROWTH           BOND           GROWTH           INCOME        APPRECIATION
     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    ------------   -------------   ------------   -------------   ------------   --------------   --------------   --------------
    FOR THE SIX     FOR THE SIX    FOR THE SIX     FOR THE SIX    FOR THE SIX    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MONTHS ENDED   MONTHS ENDED    MONTHS ENDED   MONTHS ENDED    MONTHS ENDED   MAY 02, 2000**   MAY 03, 2000**   MAY 03, 2000**
      JUNE 30,       JUNE 30,        JUNE 30,       JUNE 30,        JUNE 30,        THROUGH          THROUGH          THROUGH
        2000           2000            2000           2000            2000       JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    ------------   -------------   ------------   -------------   ------------   --------------   --------------   --------------
    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
     $        0      $       0     $         0     $         0     $ 193,908        $     0           $    0          $     0
              0              0               0               0             0              0                0                0
       (184,192)      (109,036)       (411,872)        (53,318)      (15,218)          (630)            (465)            (433)
     ----------      ---------     -----------     -----------     ---------        -------           ------          -------
       (184,192)      (109,036)       (411,872)        (53,318)      178,690           (630)            (465)            (433)
     ----------      ---------     -----------     -----------     ---------        -------           ------          -------
      1,140,475        211,412      (3,535,403)        553,568      (138,572)           108              205               (9)
      6,872,694       (149,250)        539,825      (2,299,682)      (66,898)        15,679            1,963           35,831
     ----------      ---------     -----------     -----------     ---------        -------           ------          -------
      8,013,169         62,162      (2,995,578)     (1,746,114)     (205,470)        15,787            2,168           35,822
     ----------      ---------     -----------     -----------     ---------        -------           ------          -------
     $7,828,977      $ (46,874)    $(3,407,450)    $(1,799,432)    $ (26,780)       $15,157           $1,703          $35,389
     ==========      =========     ===========     ===========     =========        =======           ======          =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                              MONY EQUITY MASTER
                              ----------------------------------------------------------------------------------
                                             FIDELITY VARIABLE                             JANUS ASPEN
                                          INSURANCE PRODUCTS FUNDS                         SERIES FUND
                              ------------------------------------------------   -------------------------------
                                 DREYFUS
                                  STOCK             VIP             VIP II          CAPITAL         WORLDWIDE
                                  INDEX            GROWTH         CONTRAFUND      APPRECIATION        GROWTH
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                              --------------   --------------   --------------   --------------   --------------
                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                              MAY 02, 2000**   MAY 02, 2000**   MAY 03, 2000**   MAY 03, 2000**   MAY 02, 2000**
                                 THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                              JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                              --------------   --------------   --------------   --------------   --------------
                               (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
Dividend income.............      $2,806          $     0          $     0          $ 7,447          $ 7,740
Distribution from capital
  gains.....................           0                0                0              958           23,080
Mortality and expense risk
  charges...................        (440)            (421)            (397)          (1,226)          (1,140)
                                  ------          -------          -------          -------          -------
Net investment income
  (loss)....................       2,366             (421)            (397)           7,179           29,680
                                  ------          -------          -------          -------          -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss)
     on investments.........         304              330              (28)            (985)            (277)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments............        (583)          37,222           11,841           11,592           19,636
                                  ------          -------          -------          -------          -------
Net realized and unrealized
  gain (loss) on
  investments...............        (279)          37,552           11,813           10,607           19,359
                                  ------          -------          -------          -------          -------
Net increase in net assets
  resulting from
  operations................      $2,087          $37,131          $11,416          $17,786          $49,039
                                  ======          =======          =======          =======          =======

---------------
** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            STRATEGIST
                                                   ------------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                   ------------------------------------------------------------
                                                              EQUITY                          EQUITY
                                                              GROWTH                          INCOME
                                                            SUBACCOUNT                      SUBACCOUNT
                                                   ----------------------------    ----------------------------
                                                   FOR THE SIX     FOR THE YEAR    FOR THE SIX     FOR THE YEAR
                                                   MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                                                     JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                       2000            1999            2000            1999
                                                   ------------    ------------    ------------    ------------
                                                   (UNAUDITED)                     (UNAUDITED)
From operations:
Net investment income............................   $  282,617      $   79,557      $ 112,322       $ 134,056
Net realized gain (loss) on investments..........       48,816          28,326         11,816          31,610
Net change in unrealized appreciation
  (depreciation) of investments..................     (314,914)        251,887       (156,168)       (108,424)
                                                    ----------      ----------      ---------       ---------
Net increase (decrease) in net assets resulting
  from operations................................       16,519         359,770        (32,030)         57,242
                                                    ----------      ----------      ---------       ---------
From unit transactions:
  Net proceeds from the issuance of units........       64,931          51,062         10,127          33,394
  Net asset value of units redeemed or used to
     meet contract obligations...................      (88,175)        (48,972)       (71,254)        (93,401)
                                                    ----------      ----------      ---------       ---------
Net increase (decrease) from unit transactions...      (23,244)          2,090        (61,127)        (60,007)
                                                    ----------      ----------      ---------       ---------
Net increase (decrease) in net assets............       (6,725)        361,860        (93,157)         (2,765)
Net assets beginning of period...................    1,323,195         961,335        756,290         759,055
                                                    ----------      ----------      ---------       ---------
Net assets end of period*........................   $1,316,470      $1,323,195      $ 663,133       $ 756,290
                                                    ==========      ==========      =========       =========
Unit transactions:
Units outstanding beginning of period............       14,055          14,007         10,955          11,808
Units issued during the period...................          709             670            155             497
Units redeemed during the period.................         (939)           (622)        (1,098)         (1,350)
                                                    ----------      ----------      ---------       ---------
Units outstanding end of period..................       13,825          14,055         10,012          10,955
                                                    ==========      ==========      =========       =========
---------------
*Includes undistributed net investment income of:   $  663,483      $  380,866      $ 688,059       $ 575,737
                                                    ==========      ==========      =========       =========

                       See notes to financial statements.

                                                         STRATEGIST
    ---------------------------------------------------------------------------------------------------------------------
                                                   MONY SERIES FUND, INC.
    ---------------------------------------------------------------------------------------------------------------------
           INTERMEDIATE                    LONG TERM                                                     MONEY
             TERM BOND                       BOND                       DIVERSIFIED                     MARKET
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
        2000           1999           2000           1999           2000           1999           2000           1999
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
      $  8,227       $  6,098       $  3,891       $  3,252      $  242,983     $  155,350      $ 1,489        $  2,772
           108            613           (367)         2,745          39,876         81,348            0               0
        (6,309)        (7,233)          (795)       (11,228)       (267,453)       118,209            0               0
      --------       --------       --------       --------      ----------     ----------      -------        --------
         2,026           (522)         2,729         (5,231)         15,406        354,907        1,489           2,772
      --------       --------       --------       --------      ----------     ----------      -------        --------
         5,378         10,042            679          5,202          36,152         67,724        3,561           7,498
        (9,908)       (17,325)        (8,560)       (12,760)        (95,781)      (178,570)      (8,690)        (18,290)
      --------       --------       --------       --------      ----------     ----------      -------        --------
        (4,530)        (7,283)        (7,881)        (7,558)        (59,629)      (110,846)      (5,129)        (10,792)
      --------       --------       --------       --------      ----------     ----------      -------        --------
        (2,504)        (7,805)        (5,152)       (12,789)        (44,223)       244,061       (3,640)         (8,020)
       142,691        150,496         58,045         70,834       1,478,886      1,234,825       61,097          69,117
      --------       --------       --------       --------      ----------     ----------      -------        --------
      $140,187       $142,691       $ 52,893       $ 58,045      $1,434,663     $1,478,886      $57,457        $ 61,097
      ========       ========       ========       ========      ==========     ==========      =======        ========
         5,687          5,977          1,884          2,112          23,596         25,565        3,115           3,678
           214            400             21            163             586          1,275          180             392
          (393)          (690)          (272)          (391)         (1,511)        (3,244)        (438)           (955)
      --------       --------       --------       --------      ----------     ----------      -------        --------
         5,508          5,687          1,633          1,884          22,671         23,596        2,857           3,115
      ========       ========       ========       ========      ==========     ==========      =======        ========
      $185,356       $177,129       $110,732       $106,841      $1,186,177     $  943,194      $84,738        $ 83,249
      ========       ========       ========       ========      ==========     ==========      =======        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            MONYEQUITY MASTER
                                       --------------------------------------------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                       --------------------------------------------------------------------------------------------
                                            INTERMEDIATE TERM                   LONG TERM                       GOVERNMENT
                                                   BOND                            BOND                         SECURITIES
                                                SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                       ----------------------------    ----------------------------    ----------------------------
                                       FOR THE SIX     FOR THE YEAR    FOR THE SIX     FOR THE YEAR    FOR THE SIX     FOR THE YEAR
                                       MONTHS ENDED       ENDED        MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                                         JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                           2000            1999            2000            1999            2000            1999
                                       ------------    ------------    ------------    ------------    ------------    ------------
                                       (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income..............   $  41,381       $  32,622       $  107,882      $   80,387      $  46,899       $  19,304
  Net realized gain (loss) on
    investments......................      (9,401)         (3,347)         (56,755)        (16,422)        (1,510)          6,761
  Net change in unrealized
    appreciation (depreciation) of
    investments......................     (22,323)        (33,665)          27,168        (209,021)       (22,669)        (26,058)
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net increase (decrease) in net assets
  resulting from operations..........       9,657          (4,390)          78,295        (145,056)        22,720               7
                                        ---------       ---------       ----------      ----------      ---------       ---------
From unit transactions:
  Net proceeds from the issuance of
    units............................      88,440         259,097          344,161         939,989        142,276         486,563
  Net asset value of units redeemed
    or used to meet contract
    obligations......................    (150,314)       (127,346)        (340,227)       (770,619)      (223,881)       (232,350)
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net increase (decrease) from unit
  transactions.......................     (61,874)        131,751            3,934         169,370        (81,605)        254,213
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net increase (decrease) in net
  assets.............................     (52,217)        127,361           82,229          24,314        (58,885)        254,220
Net assets beginning of period.......     779,382         652,021        1,580,090       1,555,776        973,594         719,374
                                        ---------       ---------       ----------      ----------      ---------       ---------
Net assets end of period*............   $ 727,165       $ 779,382       $1,662,319      $1,580,090      $ 914,709       $ 973,594
                                        =========       =========       ==========      ==========      =========       =========
Unit transactions:
Units outstanding beginning of
  period.............................      61,590          51,260          116,016         104,745         78,201          57,728
Units issued during the period.......       6,968          20,763           24,597          69,177         11,297          39,507
Units redeemed during the period.....     (11,871)        (10,433)         (24,407)        (57,906)       (17,905)        (19,034)
                                        ---------       ---------       ----------      ----------      ---------       ---------
Units outstanding end of period......      56,687          61,590          116,206         116,016         71,593          78,201
                                        =========       =========       ==========      ==========      =========       =========
---------------
*Includes undistributed net
  investment income of:                 $  92,037       $  50,656       $  280,077      $  172,195      $  95,126       $  48,240
                                        =========       =========       ==========      ==========      =========       =========

                                            MONYEQUITY MASTER
                                       ----------------------------
                                          MONY SERIES FUND, INC.
                                       ----------------------------
                                                  MONEY
                                                  MARKET
                                                SUBACCOUNT
                                       ----------------------------
                                       FOR THE SIX     FOR THE YEAR
                                       MONTHS ENDED       ENDED
                                         JUNE 30,      DECEMBER 31,
                                           2000            1999
                                       ------------    ------------
                                       (UNAUDITED)
From operations:
  Net investment income..............  $   103,894     $   196,409
  Net realized gain (loss) on
    investments......................            0               0
  Net change in unrealized
    appreciation (depreciation) of
    investments......................            0               0
                                       -----------     -----------
Net increase (decrease) in net assets
  resulting from operations..........      103,894         196,409
                                       -----------     -----------
From unit transactions:
  Net proceeds from the issuance of
    units............................      815,691       6,472,419
  Net asset value of units redeemed
    or used to meet contract
    obligations......................   (3,648,660)     (5,555,147)
                                       -----------     -----------
Net increase (decrease) from unit
  transactions.......................   (2,832,969)        917,272
                                       -----------     -----------
Net increase (decrease) in net
  assets.............................   (2,729,075)      1,113,681
Net assets beginning of period.......    6,444,177       5,330,496
                                       -----------     -----------
Net assets end of period*............  $ 3,715,102     $ 6,444,177
                                       ===========     ===========
Unit transactions:
Units outstanding beginning of
  period.............................      521,637         449,645
Units issued during the period.......       64,448         686,519
Units redeemed during the period.....     (292,609)       (614,527)
                                       -----------     -----------
Units outstanding end of period......      293,476         521,637
                                       ===========     ===========
---------------
*Includes undistributed net
  investment income of:                $   666,004     $   562,110
                                       ===========     ===========

                       See notes to financial statements.

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             MONY EQUITY MASTER
                                                          ---------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                                          ---------------------------------------------------------
                                                                                               SMALL COMPANY
                                                                    EQUITY                         VALUE
                                                                  SUBACCOUNT                    SUBACCOUNT
                                                          ---------------------------   ---------------------------
                                                          FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                          MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                            JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                              2000           1999           2000           1999
                                                          ------------   ------------   ------------   ------------
                                                          (UNAUDITED)                   (UNAUDITED)
From operations:
Net investment income (loss)............................  $  (184,192)   $ 2,957,349    $  (109,036)   $ 1,542,856
Net realized gain (loss) on investments.................    1,140,475        816,091        211,412        533,338
Net change in unrealized appreciation (depreciation) of
  investments...........................................    6,872,694      1,678,484       (149,250)     2,698,994
                                                          -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations............................................    7,828,977      5,451,924        (46,874)     4,775,188
                                                          -----------    -----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units...............    8,886,562     14,814,850      5,794,992     10,495,593
  Net asset value of units redeemed or used to meet
    contract obligations................................   (6,539,279)    (7,392,370)    (3,853,804)    (4,895,495)
                                                          -----------    -----------    -----------    -----------
Net increase (decrease) from unit transactions..........    2,347,283      7,422,480      1,941,188      5,600,098
                                                          -----------    -----------    -----------    -----------
Net increase (decrease) in net assets...................   10,176,260     12,874,404      1,894,314     10,375,286
Net assets beginning of period..........................   42,951,802     30,077,398     27,701,853     17,326,567
                                                          -----------    -----------    -----------    -----------
Net assets end of period*...............................  $53,128,062    $42,951,802    $29,596,167    $27,701,853
                                                          ===========    ===========    ===========    ===========
Unit transactions:
Units outstanding beginning of period...................    1,709,190      1,373,480      1,135,497        874,371
Units issued during the period..........................      332,244        697,369        240,974        509,273
Units redeemed during the period........................     (237,333)      (361,659)      (160,283)      (248,147)
                                                          -----------    -----------    -----------    -----------
Units outstanding end of period.........................    1,804,101      1,709,190      1,216,188      1,135,497
                                                          ===========    ===========    ===========    ===========
---------------
*  Includes undistributed net investment income (loss)
   of:                                                    $ 4,444,442    $ 4,628,634    $ 3,082,903    $ 3,191,939
                                                          ===========    ===========    ===========    ===========
** Commencement of operations

                       See notes to financial statements.

                                               MONY EQUITY MASTER
    --------------------------------------------------------------------------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL                  HIGH YIELD
              MANAGED                       GROWTH                         BOND                   GROWTH
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   --------------
    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE PERIOD
    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MAY 02, 2000**
      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,      THROUGH
        2000           1999           2000           1999           2000           1999       JUNE 30, 2000
    ------------   ------------   ------------   ------------   ------------   ------------   --------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)                    (UNAUDITED)
    $   (411,872)  $ 17,912,515   $   (53,318)   $   228,208     $  178,690    $   350,028      $     (630)
      (3,535,403)     1,708,506       553,568        137,455       (138,572)      (101,361)            108
         539,825    (11,119,070)   (2,299,682)     3,547,935        (66,898)      (132,000)         15,679
    ------------   ------------   -----------    -----------     ----------    -----------      ----------
      (3,407,450)     8,501,951    (1,799,432)     3,913,598        (26,780)       116,667          15,157
    ------------   ------------   -----------    -----------     ----------    -----------      ----------
      13,749,420     32,930,266     3,409,416      4,118,010        655,224      1,520,826       1,370,300
     (18,968,995)   (19,858,472)   (1,793,246)    (1,722,826)      (690,713)    (1,041,034)         (7,433)
    ------------   ------------   -----------    -----------     ----------    -----------      ----------
      (5,219,575)    13,071,794     1,616,170      2,395,184        (35,489)       479,792       1,362,867
    ------------   ------------   -----------    -----------     ----------    -----------      ----------
      (8,627,025)    21,573,745      (183,262)     6,308,782        (62,269)       596,459       1,378,024
     113,427,217     91,853,472    13,927,583      7,618,801      4,132,230      3,535,771               0
    ------------   ------------   -----------    -----------     ----------    -----------      ----------
    $104,800,192   $113,427,217   $13,744,321    $13,927,583     $4,069,961    $ 4,132,230      $1,378,024
    ============   ============   ===========    ===========     ==========    ===========      ==========
       4,803,230      4,216,748       616,656        475,982        277,914        245,156               0
         602,100      1,506,274       160,889        251,798         44,678        104,613         138,266
        (826,008)      (919,792)      (87,077)      (111,124)       (47,057)       (71,855)           (755)
    ------------   ------------   -----------    -----------     ----------    -----------      ----------
       4,579,322      4,803,230       690,468        616,656        275,535        277,914         137,511
    ============   ============   ===========    ===========     ==========    ===========      ==========
    $ 26,680,475   $ 27,092,347   $   600,453    $   653,771     $  933,522    $   754,832      $     (630)
    ============   ============   ===========    ===========     ==========    ===========      ==========

           MONY EQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------
---  --------------
       GROWTH AND        CAPITAL
         INCOME        APPRECIATION
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 03, 2000**   MAY 03, 2000**
        THROUGH          THROUGH
     JUNE 30, 2000    JUNE 30, 2000
     --------------   --------------
      (UNAUDITED)      (UNAUDITED)
        $   (465)        $   (433)
             205               (9)
           1,963           35,831
        --------         --------
           1,703           35,389
        --------         --------
         879,094          785,493
         (10,691)          (6,655)
        --------         --------
         868,403          778,838
        --------         --------
         870,106          814,227
               0                0
        --------         --------
        $870,106         $814,227
        ========         ========
               0                0
          87,330           81,781
          (1,057)            (682)
        --------         --------
          86,273           81,099
        ========         ========
        $   (465)        $   (433)
        ========         ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 MONY EQUITY MASTER
                                 ----------------------------------------------------------------------------------
                                                    FIDELITY VARIABLE INSURANCE
                                                          PRODUCTS FUNDS                JANUS ASPEN SERIES FUND
                                    DREYFUS       -------------------------------   -------------------------------
                                     STOCK             VIP             VIP II          CAPITAL         WORLDWIDE
                                     INDEX            GROWTH         CONTRAFUND      APPRECIATION        GROWTH
                                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                 --------------   --------------   --------------   --------------   --------------
                                 FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                 MAY 02, 2000**   MAY 02, 2000**   MAY 03, 2000**   MAY 03, 2000**   MAY 02, 2000**
                                    THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                 JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                                 --------------   --------------   --------------   --------------   --------------
                                  (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
From operations:
  Net investment income
     (loss)....................    $    2,366        $   (421)        $   (397)       $    7,179       $   29,680
  Net realized gain (loss) on
     investments...............           304             330              (28)             (985)            (277)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...............          (583)         37,222           11,841            11,592           19,636
                                   ----------        --------         --------        ----------       ----------
  Net increase in net assets
     resulting from
     operations................         2,087          37,131           11,416            17,786           49,039
                                   ----------        --------         --------        ----------       ----------
From unit transactions:
  Net proceeds from the
     issuance of units.........     1,208,108         769,312          948,753         2,476,116        2,169,333
  Net asset value of units
     redeemed or used to meet
     contract obligations......        (4,324)        (11,146)          (4,198)          (25,467)         (18,656)
                                   ----------        --------         --------        ----------       ----------
Net increase from unit
  transactions.................     1,203,784         758,166          944,555         2,450,649        2,150,677
                                   ----------        --------         --------        ----------       ----------
Net increase in net assets.....     1,205,871         795,297          955,971         2,468,435        2,199,716
Net assets beginning of
  period.......................             0               0                0                 0                0
                                   ----------        --------         --------        ----------       ----------
Net assets end of period*......    $1,205,871        $795,297         $955,971        $2,468,435       $2,199,716
                                   ==========        ========         ========        ==========       ==========
Unit transactions:
  Units outstanding beginning
     of period.................             0               0                0                 0                0
  Units issued during the
     period....................       122,092          80,033           95,847           259,259          227,146
  Units redeemed during the
     period....................          (434)         (1,131)            (422)           (2,657)          (1,921)
                                   ----------        --------         --------        ----------       ----------
Units outstanding end of
  period.......................       121,658          78,902           95,425           256,602          225,225
                                   ==========        ========         ========        ==========       ==========
---------------
 * Includes undistributed net
   investment income (loss) of:    $    2,366        $   (421)        $   (397)       $    7,179       $   29,680
                                   ==========        ========         ========        ==========       ==========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONYCustom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

     There are currently six Strategist Subaccounts and seventeen MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operation in 1985 and the subaccounts of MONY Equity Master commenced operations in 1995 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONY Equity Master Subaccounts for the six months ended June 30, 2000 aggregated $14,652,799.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2000 were as follows:

                                                          COST OF SHARES    PROCEEDS FROM
STRATEGIST SUBACCOUNTS                                       ACQUIRED      SHARES REDEEMED
----------------------                                    --------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio.................................   $    78,651       $   105,852
Equity Income Portfolio.................................        12,274            75,519
Intermediate Term Bond Portfolio........................         6,004            10,961
Long Term Bond Portfolio................................         1,773             9,827
Diversified Portfolio...................................        57,743           121,753
Money Market Portfolio..................................         7,632            12,941

MONYEQUITY MASTER SUBACCOUNTS

MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................       101,721           166,414
Long Term Bond Portfolio................................       352,332           354,564
Government Securities Portfolio.........................       146,003           231,041
Money Market Portfolio..................................     3,246,358         6,096,247

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENTS TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES    PROCEEDS FROM
MONYEQUITY MASTER SUBACCOUNTS                                ACQUIRED      SHARES REDEEMED
-----------------------------                             --------------   ---------------
Enterprise Accumulation Trust
Equity Portfolio........................................   $10,139,273       $ 7,974,535
Small Company Value Portfolio...........................     6,237,844         4,405,937
Managed Portfolio.......................................    14,977,862        20,615,227
International Growth Portfolio..........................     3,811,698         2,249,200
High Yield Bond Portfolio...............................       680,474           731,362
Growth & Income.........................................       879,288            11,130
Growth Portfolio........................................     1,376,274            13,742
Capital Appreciation....................................       787,416             8,811
Dreyfus
Dreyfus Stock Index Fund................................     1,215,533            11,961
Insurance Products Funds
VIP Growth Portfolio....................................       769,412            11,463
VIP II Contra Fund Portfolio............................       949,808             5,466
Janus Aspen Series
Capital Appreciation Portfolio..........................     2,480,385            30,395
Worldwide Growth Portfolio..............................     2,169,864            19,811

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                  ---------------------------------------------------------------------------------------------
                                                MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------   ---------------------------------------
                                  INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                   TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                  ------------   ----------   ----------   ----------   ----------   -------------   ----------
             ASSETS
Shares held in respective
  Funds.........................      39,639        54,644       51,816     2,452,256       84,475       110,225        180,171
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments at cost.............    $422,563      $672,081     $552,333    $2,452,256   $3,227,291    $3,342,930     $6,456,720
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Investments in respective Funds,
  at net asset value............    $409,866      $661,198     $549,246    $2,452,256   $3,836,856    $3,470,972     $6,361,831
Amount due from respective
  Funds.........................         249           864        1,772       267,931        4,292         4,799          8,292
Amount due from MONY America....         788           545          790           613        6,867         2,178          6,556
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total assets..........     410,903       662,607      551,808     2,720,800    3,848,015     3,477,949      6,376,679
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          LIABILITIES
Amount due to respective
  Funds.........................         788           545          790           613        6,867         2,178          6,556
Amount due to MONY America......         303           950        1,844       268,227        4,796         5,266          9,150
                                    --------      --------     --------    ----------   ----------    ----------     ----------
          Total liabilities.....       1,091         1,495        2,634       268,840       11,663         7,444         15,706
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $409,812      $661,112     $549,174    $2,451,960   $3,836,352    $3,470,505     $6,360,973
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Net assets consist of:
     Contractholders' net
       payments.................    $403,274      $649,046     $536,479    $2,371,685   $3,067,558    $3,196,358     $6,276,048
     Undistributed net
       investment income........      27,387        39,002       18,260        80,275      139,418       111,897        665,224
     Accumulated net realized
       gain (loss) on
       investments..............      (8,152)      (16,053)      (2,478)            0       19,811        34,208       (485,410)
     Net unrealized appreciation
       (depreciation) of
       investments..............     (12,697)      (10,883)      (3,087)            0      609,565       128,042        (94,889)
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net assets......................    $409,812      $661,112     $549,174    $2,451,960   $3,836,352    $3,470,505     $6,360,973
                                    ========      ========     ========    ==========   ==========    ==========     ==========
Number of units outstanding*....      40,288        68,468       53,262       228,179      280,113       268,017        592,004
                                    --------      --------     --------    ----------   ----------    ----------     ----------
Net asset value per unit
  outstanding*..................    $  10.17      $   9.66     $  10.31    $    10.75   $    13.70    $    12.95     $    10.74
                                    ========      ========     ========    ==========   ==========    ==========     ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                  MONY CUSTOM EQUITY MASTER
                              -------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                              -------------------------------------------------------------------------------------------------
                              INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                 GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME     APPRECIATION
                               SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                              -------------   ----------   -----------   ----------   -------------   ----------   ------------
           ASSETS
Shares held in respective
  Funds.....................      228,076       147,239      2,149,536      600,360       289,522        210,880       389,044
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Investments at cost.........   $1,881,670      $732,870    $13,151,622   $3,585,356    $2,470,383     $1,101,150    $2,923,204
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Investments in respective
  Funds, at net asset
  value.....................   $1,874,788      $708,219    $13,671,051   $3,800,280    $2,536,208     $1,092,360    $3,135,698
Amount due from respective
  Funds.....................        6,219         1,451         30,669       15,600         8,146          2,723         3,411
Amount due from MONY
  America...................        1,019           865          8,991        4,326         1,529          1,086         1,622
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
          Total assets......    1,882,026       710,535     13,710,711    3,820,206     2,545,883      1,096,169     3,140,731
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
        LIABILITIES
Amount due to respective
  Funds.....................        1,019           865          8,991        4,326         1,529          1,086         1,622
Amount due to MONY America..        6,469         1,545         32,447       16,105         8,480          2,871         3,821
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
          Total
            liabilities.....        7,488         2,410         41,438       20,431        10,009          3,957         5,443
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
Net assets..................   $1,874,538      $708,125    $13,669,273   $3,799,775    $2,535,874     $1,092,212    $3,135,288
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Net assets consist of:
     Contractholders' net
       payments.............   $1,734,335      $698,662    $12,795,581   $3,527,124    $2,266,840     $1,114,923    $2,741,606
     Undistributed net
       investment income
       (loss)...............       19,374        54,565        (34,687)      (8,839)       (4,812)        (2,337)       (6,604)
     Accumulated net
       realized gain (loss)
       on investments.......      127,711       (20,451)       388,950       66,566       208,021        (11,584)      187,792
     Net unrealized
       appreciation
       (depreciation) of
       investments..........       (6,882)      (24,651)       519,429      214,924        65,825         (8,790)      212,494
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
Net assets..................   $1,874,538      $708,125    $13,669,273   $3,799,775    $2,535,874     $1,092,212    $3,135,288
                               ==========      ========    ===========   ==========    ==========     ==========    ==========
Number of units
  outstanding*..............      144,561        68,715      1,101,126      307,715       153,729        105,089       199,311
                               ----------      --------    -----------   ----------    ----------     ----------    ----------
Net asset value per unit
  outstanding*..............   $    12.97      $  10.31    $     12.41   $    12.35    $    16.50     $    10.39    $    15.73
                               ==========      ========    ===========   ==========    ==========     ==========    ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                 ENTERPRISE ACCUMULATION
                                          TRUST                                       FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                 -----------------------                  DREYFUS     -------------------------------------------
                                                            DREYFUS      SOCIALLY                                     VIP III
                                 MULTI-CAP                   STOCK      RESPONSIBLE       VIP          VIP II          GROWTH
                                   GROWTH      BALANCED      INDEX        GROWTH        GROWTH      CONTRA-FUND    OPPORTUNITIES
                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                 ----------   ----------   ----------   -----------   -----------   ------------   --------------
            ASSETS
Shares held in respective
  Funds........................     289,616      23,558        33,428       5,138        14,824          41,624         11,005
                                 ==========    ========    ==========    ========      ========      ==========       ========
Investments at cost............  $4,211,890    $120,042    $1,253,003    $198,258      $745,716      $1,056,534       $228,275
                                 ==========    ========    ==========    ========      ========      ==========       ========
Investments in respective
  Funds, at net asset value....  $3,898,234    $122,029    $1,270,927    $205,835      $761,793      $1,041,860       $226,491
Amount due from respective
  Funds........................       2,366         115           878         109           378           3,947            628
Amount due from MONY America...       2,039         156           597          20           381           7,049             73
                                 ----------    --------    ----------    --------      --------      ----------       --------
          Total assets.........   3,902,639     122,300     1,272,402     205,964       762,552       1,052,856        227,192
                                 ----------    --------    ----------    --------      --------      ----------       --------
          LIABILITIES
Amount due to respective
  Funds........................       2,039         156           597          20           381           7,049             73
Amount due to MONY America.....       2,883         131         1,042         136           474           4,077            657
                                 ----------    --------    ----------    --------      --------      ----------       --------
          Total liabilities....       4,922         287         1,639         156           855          11,126            730
                                 ----------    --------    ----------    --------      --------      ----------       --------
Net assets.....................  $3,897,717    $122,013    $1,270,763    $205,808      $761,697      $1,041,730       $226,462
                                 ==========    ========    ==========    ========      ========      ==========       ========
Net assets consist of:
     Contractholders' net
       payments................  $4,190,215    $120,111    $1,246,467    $195,080      $738,792      $1,040,035       $227,061
     Undistributed net
       investment income
       (loss)..................      (3,920)        (96)        5,301       2,711        13,924          29,443          5,201
     Accumulated net realized
       gain (loss) on
       investments.............      25,078          11         1,071         440        (7,096)        (13,074)        (4,016)
     Net unrealized
       appreciation
       (depreciation) of
       investments.............    (313,656)      1,987        17,924       7,577        16,077         (14,674)        (1,784)
                                 ----------    --------    ----------    --------      --------      ----------       --------
Net assets.....................  $3,897,717    $122,013    $1,270,763    $205,808      $761,697      $1,041,730       $226,462
                                 ==========    ========    ==========    ========      ========      ==========       ========
Number of units outstanding*...     312,615      11,916       118,867      18,207        63,602          92,790         23,254
                                 ----------    --------    ----------    --------      --------      ----------       --------
Net asset value per unit
  outstanding*.................  $    12.47    $  10.24    $    10.69    $  11.30      $  11.98      $    11.23       $   9.74
                                 ==========    ========    ==========    ========      ========      ==========       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                            MONY CUSTOM EQUITY MASTER
                                                              -----------------------------------------------------
                                                                               JANUS ASPEN SERIES
                                                              -----------------------------------------------------
                                                               AGGRESSIVE                   CAPITAL      WORLDWIDE
                                                                 GROWTH       BALANCED    APPRECIATION     GROWTH
                                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ------------   ----------   ------------   ----------
                           ASSETS
Shares held in respective Funds.............................       50,602       19,941         50,662        39,282
                                                               ==========     ========     ==========    ==========
Investments at cost.........................................   $3,082,184     $554,472     $1,678,470    $1,941,656
                                                               ==========     ========     ==========    ==========
Investments in respective Funds, at net asset value.........   $2,823,599     $524,845     $1,607,514    $1,886,711
Amount due from respective Funds............................       17,790        1,540         13,902         5,650
Amount due from MONY America................................        7,386          248          7,522           538
                                                               ----------     --------     ----------    ----------
          Total assets......................................    2,848,775      526,633      1,628,938     1,892,899
                                                               ----------     --------     ----------    ----------
                        LIABILITIES
Amount due to respective Funds..............................        7,386          248          7,522           538
Amount due to MONY America..................................       18,164        1,606         14,113         5,897
                                                               ----------     --------     ----------    ----------
          Total liabilities.................................       25,550        1,854         21,635         6,435
                                                               ----------     --------     ----------    ----------
Net assets..................................................   $2,823,225     $524,779     $1,607,303    $1,886,464
                                                               ==========     ========     ==========    ==========
Net assets consist of:
     Contractholders' net payments..........................   $2,822,150     $520,275     $1,644,581    $1,891,868
     Undistributed net investment income....................      213,956       32,576          4,427        24,756
     Accumulated net realized gain (loss) on investments....       45,704        1,555         29,251        24,785
     Net unrealized appreciation (depreciation) of
       investments..........................................     (258,585)     (29,627)       (70,956)      (54,945)
                                                               ----------     --------     ----------    ----------
Net assets..................................................   $2,823,225     $524,779     $1,607,303    $1,886,464
                                                               ==========     ========     ==========    ==========
Number of units outstanding*................................      199,556       49,071        127,238       141,104
                                                               ----------     --------     ----------    ----------
Net asset value per unit outstanding*.......................   $    14.15     $  10.69     $    12.63    $    13.37
                                                               ==========     ========     ==========    ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                        See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM EQUITY MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend income...................    $ 21,080      $33,822      $16,961      $53,015      $      0       $     0      $        0
Distribution from capital gains...           0            0            4            0             0             0               0
Mortality and expense risk
  charges.........................        (717)        (925)        (656)      (3,274)       (5,406)       (5,218)        (10,158)
                                      --------      -------      -------      -------      --------       -------      ----------
Net investment income (loss)......      20,363       32,897       16,309       49,741        (5,406)       (5,218)        (10,158)
                                      --------      -------      -------      -------      --------       -------      ----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................        (511)      (3,809)        (563)           0        27,553           471        (371,141)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............     (13,308)      (3,808)      (4,052)           0       477,324        17,419         209,552
                                      --------      -------      -------      -------      --------       -------      ----------
Net realized and unrealized gain
  (loss) on investments...........     (13,819)      (7,617)      (4,615)           0       504,877        17,890        (161,589)
                                      --------      -------      -------      -------      --------       -------      ----------
Net increase (decrease) in net
  assets resulting from
  operations......................    $  6,544      $25,280      $11,694      $49,741      $499,471       $12,672      $ (171,747)
                                      ========      =======      =======      =======      ========       =======      ==========

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM EQUITY MASTER
                                 ------------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 ------------------------------------------------------------------------------------------------
                                 INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY       CAPITAL
                                    GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME     APPRECIATION
                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -------------   ----------   ----------   ----------   -------------   ----------   ------------
Dividend income................    $       0      $ 30,567    $       0     $      0      $       0      $      0     $       0
Distribution from capital
  gains........................            0             0            0            0              0             0             0
Mortality and expense risk
  charges......................       (2,869)       (1,119)     (20,005)      (5,644)        (3,458)       (1,746)       (4,407)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Net investment income (loss)...       (2,869)       29,448      (20,005)      (5,644)        (3,458)       (1,746)       (4,407)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments...............       91,832       (12,357)     229,822       36,620        168,581       (29,057)      142,840
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...............     (281,053)      (18,133)    (486,144)      69,135       (183,970)       (1,960)     (290,542)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Net realized and unrealized
  gain (loss) on investments...     (189,221)      (30,490)    (256,322)     105,755        (15,389)      (31,017)     (147,702)
                                   ---------      --------    ---------     --------      ---------      --------     ---------
Net increase (decrease) in net
  assets resulting from
  operations...................    $(192,090)     $ (1,042)   $(276,327)    $100,111      $ (18,847)     $(32,763)    $(152,109)
                                   =========      ========    =========     ========      =========      ========     =========

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                 MONY CUSTOM EQUITY MASTER
                                                ------------------------------------------------------------
                                                ENTERPRISE ACCUMULATION
                                                         TRUST
                                                ------------------------
                                                                             DREYFUS           DREYFUS
                                                MULTI-CAP                     STOCK            SOCIALLY
                                                  GROWTH       BALANCED       INDEX       RESPONSIBLE GROWTH
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                                ----------    ----------    ----------    ------------------
Dividend income...............................  $       0       $    0       $ 4,939            $   22
Distribution from capital gains...............          0            0           910                 0
Mortality and expense risk charges............     (3,793)         (96)       (1,360)             (248)
                                                ---------       ------       -------            ------
Net investment income (loss)..................     (3,793)         (96)        4,489              (226)
                                                ---------       ------       -------            ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....     19,844           11           666               430
  Net change in unrealized appreciation
     (depreciation) of investments............   (371,675)       1,967        14,752             5,734
                                                ---------       ------       -------            ------
Net realized and unrealized gain (loss) on
  investments.................................   (351,831)       1,978        15,418             6,164
                                                ---------       ------       -------            ------
Net increase (decrease) in net assets
  resulting from operations...................  $(355,624)      $1,882       $19,907            $5,938
                                                =========       ======       =======            ======

                                                        MONY CUSTOM EQUITY MASTER
                                                ------------------------------------------

                                                FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                ------------------------------------------
                                                                                VIP III
                                                   VIP          VIP II          GROWTH
                                                  GROWTH      CONTRA FUND    OPPORTUNITIES
                                                SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                ----------    -----------    -------------
Dividend income...............................   $   121       $    814         $   870
Distribution from capital gains...............    14,478         29,542           4,576
Mortality and expense risk charges............      (662)          (884)           (233)
                                                 -------       --------         -------
Net investment income (loss)..................    13,937         29,472           5,213
                                                 -------       --------         -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments.....    (7,630)       (13,320)         (4,027)
  Net change in unrealized appreciation
     (depreciation) of investments............    13,069        (21,740)         (2,159)
                                                 -------       --------         -------
Net realized and unrealized gain (loss) on
  investments.................................     5,439        (35,060)         (6,186)
                                                 -------       --------         -------
Net increase (decrease) in net assets
  resulting from operations...................   $19,376       $ (5,588)        $  (973)
                                                 =======       ========         =======

                       See notes to financial statements.

                                  MONY AMERICA
                               VARIABLE ACCOUNT L
                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                           MONY CUSTOM EQUITY MASTER
                                                              ---------------------------------------------------
                                                                              JANUS ASPEN SERIES
                                                              ---------------------------------------------------
                                                              AGGRESSIVE                  CAPITAL      WORLDWIDE
                                                                GROWTH      BALANCED    APPRECIATION     GROWTH
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   ------------   ----------
Dividend income.............................................  $ 147,856     $  8,612     $   4,979      $  6,681
Distribution from capital gains.............................     68,874       24,116           641        19,925
Mortality and expense risk charges..........................     (2,666)        (419)       (1,514)       (1,794)
                                                              ---------     --------     ---------      --------
Net investment income.......................................    214,064       32,309         4,106        24,812
                                                              ---------     --------     ---------      --------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................     43,795        1,525        28,350        23,437
  Net change in unrealized depreciation of investments......   (317,124)     (30,452)     (102,642)      (77,875)
                                                              ---------     --------     ---------      --------
Net realized and unrealized gain (loss) on investments......   (273,329)     (28,927)      (74,292)      (54,438)
                                                              ---------     --------     ---------      --------
Net increase (decrease) in net assets resulting from
  operations................................................  $ (59,265)    $  3,382     $ (70,186)     $(29,626)
                                                              =========     ========     =========      ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                     --------------------------------------------------------------------------------------------
                                             INTERMEDIATE                     LONG TERM                       GOVERNMENT
                                              TERM BOND                          BOND                         SECURITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income............   $  20,363       $   7,024        $ 32,897        $  6,105        $ 16,309        $  1,951
  Net realized loss on
     investments...................        (511)         (7,641)         (3,809)        (12,244)           (563)         (1,915)
  Net change in unrealized
     appreciation (depreciation) of
     investments...................     (13,308)            609          (3,808)         (7,080)         (4,052)            965
                                      ---------       ---------        --------        --------        --------        --------
Net increase (decrease) in net
  assets resulting from
  operations.......................       6,544              (8)         25,280         (13,219)         11,694           1,001
                                      ---------       ---------        --------        --------        --------        --------
From unit transactions:
  Net proceeds from the issuance of
     units.........................     123,365         711,966         307,368         534,080         326,619         305,134
  Net asset value of units redeemed
     or used to meet contract
     obligations...................    (205,217)       (228,769)        (96,378)        (97,560)        (44,067)        (51,936)
                                      ---------       ---------        --------        --------        --------        --------
Net increase (decrease) from unit
  transactions.....................     (81,852)        483,197         210,990         436,520         282,552         253,198
                                      ---------       ---------        --------        --------        --------        --------
Net increase (decrease) in net
  assets...........................     (75,308)        483,189         236,270         423,301         294,246         254,199
Net assets beginning of period.....     485,120           1,931         424,842           1,541         254,928             729
                                      ---------       ---------        --------        --------        --------        --------
Net assets end of period*..........   $ 409,812       $ 485,120        $661,112        $424,842        $549,174        $254,928
                                      =========       =========        ========        ========        ========        ========
Unit transactions:
Units outstanding beginning of
  period...........................      48,440             193          46,303             155          25,422              73
Units issued during the period.....      12,275          71,100          32,426          56,509          32,190          30,541
Units redeemed during the period...     (20,427)        (22,853)        (10,261)        (10,361)         (4,350)         (5,192)
                                      ---------       ---------        --------        --------        --------        --------
Units outstanding end of period....      40,288          48,440          68,468          46,303          53,262          25,422
                                      =========       =========        ========        ========        ========        ========
---------------
* Includes undistributed net
  investment income of:               $  27,387       $   7,024        $ 39,002        $  6,105        $ 18,260        $  1,951
                                      =========       =========        ========        ========        ========        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                        MONY SERIES FUND, INC.                      ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------    ------------------------------------------------------------
                                                MONEY                                                       SMALL COMPANY
                                                MARKET                          EQUITY                          VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment income (loss).....  $    49,741     $    30,534      $   (5,406)     $  144,825      $   (5,218)     $  117,115
  Net realized gain (loss) on
     investments...................            0               0          27,553          (7,750)            471          33,735
  Net change in unrealized
     appreciation of investments...            0               0         477,324         131,997          17,419         110,343
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase in net assets
  resulting from operations........       49,741          30,534         499,471         269,072          12,672         261,193
                                     -----------     -----------      ----------      ----------      ----------      ----------
From unit transactions:
  Net proceeds from the issuance of
     units.........................    3,719,615       3,691,838       1,396,432       2,705,850       1,705,619       2,882,501
  Net asset value of units redeemed
     or used to meet contract
     obligations...................   (2,845,436)     (2,258,987)       (537,080)       (516,750)       (790,538)       (609,029)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase from unit
  transactions.....................      874,179       1,432,851         859,352       2,189,100         915,081       2,273,472
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase in net assets.........      923,920       1,463,385       1,358,823       2,458,172         927,753       2,534,665
Net assets beginning of period.....    1,528,040          64,655       2,477,529          19,357       2,542,752           8,087
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net assets end of the period*......  $ 2,451,960     $ 1,528,040      $3,836,352      $2,477,529      $3,470,505      $2,542,752
                                     ===========     ===========      ==========      ==========      ==========      ==========
Unit transactions:
Units outstanding beginning of
  period...........................      146,000           6,463         212,392           1,912         196,273             772
Units issued during the period.....      350,880         359,906         110,070         260,034         133,037         247,197
Units redeemed during the period...     (268,701)       (220,369)        (42,349)        (49,554)        (61,293)        (51,696)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Units outstanding end of period....      228,179         146,000         280,113         212,392         268,017         196,273
                                     ===========     ===========      ==========      ==========      ==========      ==========
---------------
* Includes undistributed net
  investment income of:              $    80,275     $    30,534      $  139,418      $  144,824      $  111,897      $  117,115
                                     ===========     ===========      ==========      ==========      ==========      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL                     HIGH YIELD
                                               MANAGED                          GROWTH                           BOND
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:

  Net investment income (loss).....  $   (10,158)    $   675,383      $   (2,869)     $   22,243      $  29,448       $  25,115
  Net realized gain (loss) on
     investments...................     (371,141)       (114,285)         91,832          35,877        (12,357)         (8,094)
  Net change in unrealized
     appreciation (depreciation) of
     investments...................      209,552        (304,672)       (281,053)        274,153        (18,133)         (6,521)
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (171,747)        256,426        (192,090)        332,273         (1,042)         10,500
                                     -----------     -----------      ----------      ----------      ---------       ---------
From unit transactions:
  Net proceeds from the issuance of
     units.........................    2,520,005       6,547,247       1,127,012       1,275,028        302,209         680,017
  Net asset value of units redeemed
     or used to meet contract
     obligations...................   (1,403,025)     (1,414,906)       (416,407)       (252,640)      (176,354)       (110,651)
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net increase from unit
  transactions.....................    1,116,980       5,132,341         710,605       1,022,388        125,855         569,366
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net increase in net assets.........      945,233       5,388,767         518,515       1,354,661        124,813         579,866
Net assets beginning of period.....    5,415,740          26,973       1,356,023           1,362        583,312           3,446
                                     -----------     -----------      ----------      ----------      ---------       ---------
Net assets end of period*..........  $ 6,360,973     $ 5,415,740      $1,874,538      $1,356,023      $ 708,125       $ 583,312
                                     ===========     ===========      ==========      ==========      =========       =========
Unit transactions:
Units outstanding beginning of
  period...........................      489,437           2,653          92,361             131         56,344             345
Units issued during the period.....      232,369         620,235          82,533         114,415         29,502          66,875
Units redeemed during the period...     (129,802)       (133,451)        (30,333)        (22,185)       (17,131)        (10,876)
                                     -----------     -----------      ----------      ----------      ---------       ---------
Units outstanding end of period....      592,004         489,437         144,561          92,361         68,715          56,344
                                     ===========     ===========      ==========      ==========      =========       =========
---------------
* Includes undistributed net
  investment income of:              $   665,224     $   675,382      $   19,374      $   22,243      $  54,565       $  25,117
                                     ===========     ===========      ==========      ==========      =========       =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM EQUITY MASTER
                                     --------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------------------------------------------------------------
                                                                              GROWTH AND                    SMALL COMPANY
                                                GROWTH                          INCOME                          GROWTH
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE
                                     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2000            1999            2000            1999            2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
  Net investment loss..............  $   (20,005)    $   (14,681)     $   (5,644)     $   (3,195)     $   (3,458)     $   (1,354)
  Net realized gain on
     investments...................      229,822         159,102          36,620          29,946         168,581          39,439
  Net change in unrealized
     appreciation (depreciation) of
     investments...................     (486,144)      1,005,449          69,135         145,726        (183,970)        249,744
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (276,327)      1,149,870         100,111         172,477         (18,847)        287,829
                                     -----------     -----------      ----------      ----------      ----------      ----------
From unit transactions:
  Net proceeds from the issuance of
     units.........................    6,654,491      10,743,825       1,936,094       3,055,454       1,831,291       1,122,121
  Net asset value of units redeemed
     or used to meet contract
     obligations...................   (2,490,669)     (2,164,169)       (881,379)       (593,120)       (515,553)       (172,414)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase from unit
  transactions.....................    4,163,822       8,579,656       1,054,715       2,462,334       1,315,738         949,707
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net increase in net assets.........    3,887,495       9,729,526       1,154,826       2,634,811       1,296,891       1,237,536
Net assets beginning of period.....    9,781,778          52,252       2,644,949          10,138       1,238,983           1,447
                                     -----------     -----------      ----------      ----------      ----------      ----------
Net assets end of period*..........  $13,669,273     $ 9,781,778      $3,799,775      $2,644,949      $2,535,874      $1,238,983
                                     ===========     ===========      ==========      ==========      ==========      ==========
Unit transactions:
Units outstanding beginning of
  period...........................      762,612           5,053         219,728           1,012          77,266             140
Units issued during the period.....      541,968         943,048         162,591         271,176         107,450          91,095
Units redeemed during the period...     (203,454)       (185,489)        (74,604)        (52,460)        (30,987)        (13,969)
                                     -----------     -----------      ----------      ----------      ----------      ----------
Units outstanding end of period....    1,101,126         762,612         307,715         219,728         153,729          77,266
                                     ===========     ===========      ==========      ==========      ==========      ==========
---------------
* Includes undistributed net
  investment loss of:                $   (34,687)    $   (14,682)     $   (8,839)     $   (3,195)     $   (4,812)     $   (1,354)
                                     ===========     ===========      ==========      ==========      ==========      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                              ---------------------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                              ---------------------------------------------------------------------------------------------------
                                         EQUITY                         CAPITAL                MULTI-CAP           MULTI-CAP
                                         INCOME                       APPRECIATION               GROWTH             GROWTH
                                       SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
                              ----------------------------    ----------------------------    ------------    -------------------
                              FOR THE SIX       FOR THE       FOR THE SIX       FOR THE       FOR THE SIX       FOR THE PERIOD
                              MONTHS ENDED     YEAR ENDED     MONTHS ENDED     YEAR ENDED     MONTHS ENDED    NOVEMBER 2, 1999**
                                JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,            THROUGH
                                  2000            1999            2000            1999            2000         DECEMBER 31, 1999
                              ------------    ------------    ------------    ------------    ------------    -------------------
                              (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:

  Net investment loss.......   $   (1,746)     $     (591)     $   (4,407)     $   (2,197)     $   (3,793)         $   (127)
  Net realized gain (loss)
     on investments.........      (29,057)         17,473         142,840          44,949          19,844             5,234
  Net change in unrealized
     appreciation
     (depreciation) of
     investments............       (1,960)         (6,848)       (290,542)        503,012        (371,675)           58,019
                               ----------      ----------      ----------      ----------      ----------          --------
Net increase (decrease) in
  net assets resulting from
  operations................      (32,763)         10,034        (152,109)        545,764        (355,624)           63,126
                               ----------      ----------      ----------      ----------      ----------          --------
From unit transactions:
  Net proceeds from the
     issuance of units......      530,180       1,095,411       1,718,448       1,762,597       4,298,066           423,841
  Net asset value of units
     redeemed or used to
     meet contract
     obligations............     (271,472)       (250,359)       (471,020)       (276,515)       (485,052)          (46,640)
                               ----------      ----------      ----------      ----------      ----------          --------
Net increase from unit
  transactions..............      258,708         845,052       1,247,428       1,486,082       3,813,014           377,201
                               ----------      ----------      ----------      ----------      ----------          --------
Net increase in net
  assets....................      225,945         855,086       1,095,319       2,031,846       3,457,390           440,327
Net assets beginning of
  period....................      866,267          11,181       2,039,969           8,123         440,327                 0
                               ----------      ----------      ----------      ----------      ----------          --------
Net assets end of period*...   $1,092,212      $  866,267      $3,135,288      $2,039,969      $3,897,717          $440,327
                               ==========      ==========      ==========      ==========      ==========          ========
Unit transactions:
Units outstanding beginning
  of period.................       80,262           1,091         120,616             743          32,431                 0
Units issued during the
  period....................       51,278         101,978         107,938         141,549         317,658            36,551
Units redeemed during the
  period....................      (26,451)        (22,807)        (29,243)        (21,676)        (37,474)           (4,120)
                               ----------      ----------      ----------      ----------      ----------          --------
Units outstanding end of
  period....................      105,089          80,262         199,311         120,616         312,615            32,431
                               ==========      ==========      ==========      ==========      ==========          ========
---------------
 * Includes undistributed
   net investment loss of:     $   (2,337)     $     (591)     $   (6,604)     $   (2,197)     $   (3,920)         $   (127)
                               ==========      ==========      ==========      ==========      ==========          ========
** Commencement of
  operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                               MONY CUSTOM EQUITY MASTER
                                      ---------------------------------------------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
                                      ------------------------------------    DREYFUS STOCK      DREYFUS STOCK
                                        BALANCED            BALANCED              INDEX              INDEX
                                       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                      ------------    --------------------    -------------    ------------------
                                      FOR THE SIX        FOR THE PERIOD        FOR THE SIX       FOR THE PERIOD
                                      MONTHS ENDED    NOVEMBER 15, 1999**     MONTHS ENDED     NOVEMBER 9, 1999**
                                        JUNE 30,            THROUGH             JUNE 30,            THROUGH
                                          2000         DECEMBER 31, 1999          2000         DECEMBER 31, 1999
                                      ------------    --------------------    -------------    ------------------
                                      (UNAUDITED)                              (UNAUDITED)
From operations:
  Net investment income (loss)......    $    (96)            $    0            $    4,489           $    812
  Net realized gain on
    investments.....................          11                  0                   666                405
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................       1,967                 20                14,752              3,172
                                        --------             ------            ----------           --------
Net increase in net assets resulting
  from operations...................       1,882                 20                19,907              4,389
                                        --------             ------            ----------           --------
From unit transactions:
  Net proceeds from the issuance of
    units...........................     135,669              2,295             1,247,850            136,922
  Net asset value of units redeemed
    or used to meet contract
    obligations.....................     (17,812)               (41)             (133,345)            (4,960)
                                        --------             ------            ----------           --------
Net increase from unit
  transactions......................     117,857              2,254             1,114,505            131,962
                                        --------             ------            ----------           --------
Net increase in net assets..........     119,739              2,274             1,134,412            136,351
Net assets beginning of period......       2,274                  0               136,351                  0
                                        --------             ------            ----------           --------
Net assets end of period*...........    $122,013             $2,274            $1,270,763           $136,351
                                        ========             ======            ==========           ========
Unit transactions:
Units outstanding beginning of
  period............................         221                  0                12,662                  0
Units issued during the period......      13,459                225               118,856             13,142
Units redeemed during the period....      (1,764)                (4)              (12,651)              (480)
                                        --------             ------            ----------           --------
Units outstanding end of period.....      11,916                221               118,867             12,662
                                        ========             ======            ==========           ========
---------------
 * Includes undistributed net
   investment income (loss) of:         $    (96)            $    0            $    5,301           $    812
                                        ========             ======            ==========           ========
** Commencement of operations

                                             MONY CUSTOM EQUITY MASTER
                                      ---------------------------------------

                                      DREYFUS SOCIALLY     DREYFUS SOCIALLY
                                        RESPONSIBLE           RESPONSIBLE
                                         SUBACCOUNT           SUBACCOUNT
                                      ----------------    -------------------
                                        FOR THE SIX         FOR THE PERIOD
                                        MONTHS ENDED      NOVEMBER 10, 1999**
                                          JUNE 30,              THROUGH
                                            2000           DECEMBER 31, 1999
                                      ----------------    -------------------
                                        (UNAUDITED)
From operations:
  Net investment income (loss)......      $   (226)             $ 2,937
  Net realized gain on
    investments.....................           430                   10
  Net change in unrealized
    appreciation (depreciation) of
    investments.....................         5,734                1,843
                                          --------              -------
Net increase in net assets resulting
  from operations...................         5,938                4,790
                                          --------              -------
From unit transactions:
  Net proceeds from the issuance of
    units...........................       126,520               86,547
  Net asset value of units redeemed
    or used to meet contract
    obligations.....................       (17,667)                (320)
                                          --------              -------
Net increase from unit
  transactions......................       108,853               86,227
                                          --------              -------
Net increase in net assets..........       114,791               91,017
Net assets beginning of period......        91,017                    0
                                          --------              -------
Net assets end of period*...........      $205,808              $91,017
                                          ========              =======
Unit transactions:
Units outstanding beginning of
  period............................         8,243                    0
Units issued during the period......        11,759                8,273
Units redeemed during the period....        (1,795)                 (30)
                                          --------              -------
Units outstanding end of period.....        18,207                8,243
                                          ========              =======
---------------
 * Includes undistributed net
   investment income (loss) of:           $  2,711              $ 2,937
                                          ========              =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                              MONY CUSTOM EQUITY MASTER
                                                  -------------------------------------------------
                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                  -------------------------------------------------

                                                      VIP                VIP              VIP II
                                                     GROWTH            GROWTH          CONTRA-FUND
                                                   SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                  ------------   -------------------   ------------
                                                  FOR THE SIX      FOR THE PERIOD      FOR THE SIX
                                                  MONTHS ENDED   NOVEMBER 9, 1999**    MONTHS ENDED
                                                    JUNE 30,           THROUGH           JUNE 30,
                                                      2000        DECEMBER 31, 1999        2000
                                                  ------------   -------------------   ------------
                                                  (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss)..................    $ 13,937           $   (13)         $   29,472
  Net realized gain (loss) on investments.......      (7,630)              534             (13,320)
  Net change in unrealized appreciation
    (depreciation) of investments...............      13,069             3,008             (21,740)
                                                    --------           -------          ----------
Net increase (decrease) in net assets resulting
  from operations...............................      19,376             3,529              (5,588)
                                                    --------           -------          ----------
From unit transactions:
  Net proceeds from the issuance of units.......     770,717            56,705           1,037,318
  Net asset value of units redeemed or used to
    meet contract obligations...................     (85,724)           (2,906)           (106,709)
                                                    --------           -------          ----------
Net increase from unit transactions.............     684,993            53,799             930,609
                                                    --------           -------          ----------
Net increase in net assets......................     704,369            57,328             925,021
Net assets beginning of period..................      57,328                 0             116,709
                                                    --------           -------          ----------
Net assets end of period*.......................    $761,697           $57,328          $1,041,730
                                                    ========           =======          ==========
Unit transactions:
Units outstanding beginning of period...........       5,021                 0              10,237
Units issued during the period..................      65,969             5,291              91,960
Units redeemed during the period................      (7,388)             (270)             (9,407)
                                                    --------           -------          ----------
Units outstanding end of period.................      63,602             5,021              92,790
                                                    ========           =======          ==========
---------------
 * Includes undistributed net investment income
   (loss) of:                                       $ 13,924           $   (13)         $   29,443
                                                    ========           =======          ==========
** Commencement of operations

                                                                  MONY CUSTOM EQUITY MASTER
                                                  ---------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                  ---------------------------------------------------------
                                                                           VIP III            VIP III
                                                        VIP II             GROWTH             GROWTH
                                                      CONTRA-FUND       OPPORTUNITIES      OPPORTUNITIES
                                                      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                  -------------------   -------------   -------------------
                                                    FOR THE PERIOD       FOR THE SIX      FOR THE PERIOD
                                                  NOVEMBER 9, 1999**    MONTHS ENDED    NOVEMBER 9, 1999**
                                                        THROUGH           JUNE 30,            THROUGH
                                                   DECEMBER 31, 1999        2000         DECEMBER 31, 1999
                                                  -------------------   -------------   -------------------
                                                                         (UNAUDITED)
From operations:
  Net investment income (loss)..................       $    (29)          $  5,213            $   (12)
  Net realized gain (loss) on investments.......            246             (4,027)                11
  Net change in unrealized appreciation
    (depreciation) of investments...............          7,066             (2,159)               375
                                                       --------           --------            -------
Net increase (decrease) in net assets resulting
  from operations...............................          7,283               (973)               374
                                                       --------           --------            -------
From unit transactions:
  Net proceeds from the issuance of units.......        111,883            219,176             33,785
  Net asset value of units redeemed or used to
    meet contract obligations...................         (2,457)           (25,373)              (527)
                                                       --------           --------            -------
Net increase from unit transactions.............        109,426            193,803             33,258
                                                       --------           --------            -------
Net increase in net assets......................        116,709            192,830             33,632
Net assets beginning of period..................              0             33,632                  0
                                                       --------           --------            -------
Net assets end of period*.......................       $116,709           $226,462            $33,632
                                                       ========           ========            =======
Unit transactions:
Units outstanding beginning of period...........              0              3,320                  0
Units issued during the period..................         10,466             22,579              3,373
Units redeemed during the period................           (229)            (2,645)               (53)
                                                       --------           --------            -------
Units outstanding end of period.................         10,237             23,254              3,320
                                                       ========           ========            =======
---------------
 * Includes undistributed net investment income
   (loss) of:                                          $    (29)          $  5,201            $   (12)
                                                       ========           ========            =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        MONY CUSTOM EQUITY MASTER
                                                 ------------------------------------------------------------------------
                                                                            JANUS ASPEN SERIES
                                                 ------------------------------------------------------------------------
                                                  AGGRESSIVE        AGGRESSIVE
                                                    GROWTH            GROWTH            BALANCED           BALANCED
                                                  SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                 ------------   -------------------   ------------   --------------------
                                                 FOR THE SIX      FOR THE PERIOD      FOR THE SIX       FOR THE PERIOD
                                                 MONTHS ENDED   NOVEMBER 2, 1999**    MONTHS ENDED   NOVEMBER 15, 1999**
                                                   JUNE 30,           THROUGH           JUNE 30,           THROUGH
                                                     2000        DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                                                 ------------   -------------------   ------------   --------------------
                                                 (UNAUDITED)                          (UNAUDITED)
From operations:
  Net investment income (loss).................   $  214,064         $   (108)          $ 32,309           $   267
  Net realized gain on investments.............       43,795            1,909              1,525                30
  Net change in unrealized appreciation
    (depreciation) of investments..............     (317,124)          58,539            (30,452)              825
                                                  ----------         --------           --------           -------
Net increase (decrease) in net assets resulting
  from operations..............................      (59,265)          60,340              3,382             1,122
                                                  ----------         --------           --------           -------
From unit transactions:
  Net proceeds from the issuance of units......    2,736,601          355,366            538,798            30,519
  Net asset value of units redeemed or used to
    meet contract obligations..................     (259,374)         (10,443)           (48,057)             (985)
                                                  ----------         --------           --------           -------
Net increase from unit transactions............    2,477,227          344,923            490,741            29,534
                                                  ----------         --------           --------           -------
Net increase in net assets.....................    2,417,962          405,263            494,123            30,656
Net assets beginning of period.................      405,263                0             30,656                 0
                                                  ----------         --------           --------           -------
Net assets end of period*......................   $2,823,225         $405,263           $524,779           $30,656
                                                  ==========         ========           ========           =======
Unit transactions:
Units outstanding beginning of period..........       29,042                0              2,882                 0
Units issued during the period.................      190,030           29,886             50,692             2,978
Units redeemed during the period...............      (19,516)            (844)            (4,503)              (96)
                                                  ----------         --------           --------           -------
Units outstanding end of period................      199,556           29,042             49,071             2,882
                                                  ==========         ========           ========           =======
---------------
 * Includes undistributed net investment income
   (loss) of:                                     $  213,956         $   (108)          $ 32,576           $   267
                                                  ==========         ========           ========           =======
** Commencement of operations

                                                     MONY CUSTOM EQUITY MASTER
                                                 ----------------------------------
                                                         JANUS ASPEN SERIES
                                                 ----------------------------------
                                                   CAPITAL            CAPITAL
                                                 APPRECIATION      APPRECIATION
                                                  SUBACCOUNT        SUBACCOUNT
                                                 ------------   -------------------
                                                 FOR THE SIX      FOR THE PERIOD
                                                 MONTHS ENDED   NOVEMBER 2, 1999**
                                                   JUNE 30,           THROUGH
                                                     2000        DECEMBER 31, 1999
                                                 ------------   -------------------
                                                 (UNAUDITED)
From operations:
  Net investment income (loss).................   $    4,106         $    321
  Net realized gain on investments.............       28,350              901
  Net change in unrealized appreciation
    (depreciation) of investments..............     (102,642)          31,686
                                                  ----------         --------
Net increase (decrease) in net assets resulting
  from operations..............................      (70,186)          32,908
                                                  ----------         --------
From unit transactions:
  Net proceeds from the issuance of units......    1,568,413          192,015
  Net asset value of units redeemed or used to
    meet contract obligations..................     (110,820)          (5,027)
                                                  ----------         --------
Net increase from unit transactions............    1,457,593          186,988
                                                  ----------         --------
Net increase in net assets.....................    1,387,407          219,896
Net assets beginning of period.................      219,896                0
                                                  ----------         --------
Net assets end of period*......................   $1,607,303         $219,896
                                                  ==========         ========
Unit transactions:
Units outstanding beginning of period..........       16,682                0
Units issued during the period.................      118,982           17,128
Units redeemed during the period...............       (8,426)            (446)
                                                  ----------         --------
Units outstanding end of period................      127,238           16,682
                                                  ==========         ========
---------------
 * Includes undistributed net investment income
   (loss) of:                                     $    4,427         $    321
                                                  ==========         ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM EQUITY MASTER
                                                              -----------------------------------
                                                                      JANUS ASPEN SERIES
                                                              -----------------------------------
                                                               WORLDWIDE           WORLDWIDE
                                                                 GROWTH             GROWTH
                                                               SUBACCOUNT         SUBACCOUNT
                                                              ------------    -------------------
                                                              FOR THE SIX       FOR THE PERIOD
                                                              MONTHS ENDED    NOVEMBER 3, 1999**
                                                                JUNE 30,            THROUGH
                                                                  2000         DECEMBER 31, 1999
                                                              ------------    -------------------
                                                              (UNAUDITED)
From operations:
  Net investment income (loss)..............................   $   24,812          $    (56)
  Net realized gain on investments..........................       23,437             1,348
  Net change in unrealized appreciation (depreciation) of
     investments............................................      (77,875)           22,930
                                                               ----------          --------
Net increase (decrease) in net assets resulting from
  operations................................................      (29,626)           24,222
                                                               ----------          --------
From unit transactions:
  Net proceeds from the issuance of units...................    1,813,445           201,994
  Net asset value of units redeemed or used to meet contract
     obligations............................................     (116,773)           (6,798)
                                                               ----------          --------
Net increase from unit transactions.........................    1,696,672           195,196
                                                               ----------          --------
Net increase in net assets..................................    1,667,046           219,418
Net assets beginning of period..............................      219,418                 0
                                                               ----------          --------
Net assets end of period*...................................   $1,886,464          $219,418
                                                               ==========          ========
Unit transactions:
Units outstanding beginning of period.......................       16,721                 0
Units issued during the period..............................      133,077            17,285
Units redeemed during the period............................       (8,694)             (564)
                                                               ----------          --------
Units outstanding end of period.............................      141,104            16,721
                                                               ==========          ========
---------------
 * Includes undistributed net investment income (loss) of:     $   24,756          $    (56)
                                                               ==========          ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the six months ended June 30, 2000 aggregated $5,360,861.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the six months ended June 30, 2000 were as follows:

                                                              COST OF SHARES    PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                            ACQUIRED      SHARES REDEEMED
-------------------------------------                         --------------   ---------------
MONY Series Funds, Inc.
Intermediate Term Bond Portfolio............................    $  135,831       $  218,416
Long Term Bond Portfolio....................................       325,573          115,487
Government Securities Portfolio.............................       360,564           78,633
Money Market Portfolio......................................     4,677,798        2,635,297
Enterprise Accumulation Trust
Equity Portfolio............................................     1,480,381          626,291
Small Company Value Portfolio...............................     1,826,553          916,594
Managed Portfolio...........................................     2,669,877        1,562,998
International Growth Portfolio..............................     1,245,433          537,640
High Yield Bond Portfolio...................................       323,672          198,929
Growth Portfolio............................................     7,184,971        3,040,820
Growth and Income Portfolio.................................     2,049,153          999,959
Small Company Growth Portfolio..............................     1,921,889          609,448
Equity Income Portfolio.....................................       559,788          302,803
Capital Appreciation Portfolio..............................     1,802,247          559,109
Multi-Cap Growth Portfolio..................................     4,502,650          692,970
Balanced Portfolio..........................................       145,870           28,093
Dreyfus
Dreyfus Stock Index Fund....................................     1,290,641          177,347
The Dreyfus Socially Responsible Growth Fund, Inc...........       130,570           21,952

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                              COST OF SHARES    PROCEEDS FROM
MONY CUSTOM EQUITY MASTER SUBACCOUNTS                            ACQUIRED      SHARES REDEEMED
-------------------------------------                         --------------   ---------------
Fidelity Variable Insurance Product Funds
VIP Growth Portfolio........................................    $  841,784       $  157,362
VIP II Contrafund Portfolio.................................     1,087,467          157,625
VIP III Growth Opportunities Portfolio......................       237,125           43,530
Janus Aspen Series Fund
Aggressive Growth Portfolio.................................     2,892,364          417,478
Balanced Portfolio..........................................       548,397           58,012
Capital Appreciation Portfolio..............................     1,670,267          214,006
World-wide Growth Portfolio.................................     1,855,400          160,302

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                               MONY CUSTOM ESTATE MASTER
                             ---------------------------------------------------------------------------------------------
                                           MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                             ---------------------------------------------------   ---------------------------------------
                             INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                              TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                             ------------   ----------   ----------   ----------   ----------   -------------   ----------
          ASSETS
Shares held in respective
  Funds....................      13,460        14,481       7,926       538,949        8,928        11,644         25,802
                               ========      ========     =======      ========     ========      ========       ========
Investments at cost........    $145,173      $181,479     $85,220      $538,949     $349,141      $357,558       $925,668
                               ========      ========     =======      ========     ========      ========       ========
Investments in respective
  Funds, at net asset
  value....................    $139,176      $175,218     $84,016      $538,949     $405,516      $366,668       $911,085
Amount due from MONY
  America..................           0             0           0        25,930        1,702         2,349          2,846
Amount due from respective
  Funds....................          90            99          66            12          120            45            197
                               --------      --------     -------      --------     --------      --------       --------
          Total assets.....     139,266       175,317      84,082       564,891      407,338       369,062        914,128
                               --------      --------     -------      --------     --------      --------       --------
        LIABILITIES
Amount due to MONY
  America..................         110           123          77            86          173            93            321
Amount due to respective
  Funds....................           0             0           0        25,930        1,702         2,349          2,846
                               --------      --------     -------      --------     --------      --------       --------
          Total
            liabilities....         110           123          77        26,016        1,875         2,442          3,167
                               --------      --------     -------      --------     --------      --------       --------
Net assets.................    $139,156      $175,194     $84,005      $538,875     $405,463      $366,620       $910,961
                               ========      ========     =======      ========     ========      ========       ========
Net assets consist of:
  Contractholders' net
     payments..............    $137,316      $172,448     $81,712      $523,133     $336,452      $340,664       $901,507
  Undistributed net
     investment income.....      11,823        16,134       3,911        15,742       11,223        11,988         70,516
  Accumulated net realized
     gain (loss) on
     investments...........      (3,986)       (7,127)       (414)            0        1,413         4,858        (46,479)
  Net unrealized
     appreciation
     (depreciation) of
     investments...........      (5,997)       (6,261)     (1,204)            0       56,375         9,110        (14,583)
                               --------      --------     -------      --------     --------      --------       --------
Net assets.................    $139,156      $175,194     $84,005      $538,875     $405,463      $366,620       $910,961
                               ========      ========     =======      ========     ========      ========       ========
Number of units
  outstanding*.............      13,589        17,640       8,119        50,236       29,908        29,982         85,939
                               --------      --------     -------      --------     --------      --------       --------
Net asset value per unit
  outstanding*.............    $  10.24      $   9.93     $ 10.35      $  10.73     $  13.56      $  12.23       $  10.60
                               ========      ========     =======      ========     ========      ========       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                 MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------------------------------------
                                     INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY
                                        GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME
                                      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     -------------   ----------   ----------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds....      54,200         39,704       319,404     143,049        39,628         76,606
                                       ========       ========    ==========    ========      ========       ========
Investments at cost................    $470,539       $193,710    $1,959,150    $856,019      $302,541       $409,258
                                       ========       ========    ==========    ========      ========       ========
Investments in respective Funds, at
  net asset value..................    $445,525       $190,976    $2,031,412    $905,499      $347,143       $396,820
Amount due from MONY America.......       2,263          1,616        12,125       4,731           647          2,177
Amount due from respective Funds...          74             42           339         181             2             23
                                       --------       --------    ----------    --------      --------       --------
        Total assets...............     447,862        192,634     2,043,876     910,411       347,792        399,020
                                       --------       --------    ----------    --------      --------       --------
            LIABILITIES
Amount due to MONY America.........         133             68           601         301            48             77
Amount due to respective Funds.....       2,263          1,616        12,125       4,731           647          2,177
                                       --------       --------    ----------    --------      --------       --------
        Total liabilities..........       2,396          1,684        12,726       5,032           695          2,254
                                       --------       --------    ----------    --------      --------       --------
Net assets.........................    $445,466       $190,950    $2,031,150    $905,379      $347,097       $396,766
                                       ========       ========    ==========    ========      ========       ========
Net assets consist of:
  Contractholders' net payments....    $463,560       $189,197    $1,905,526    $842,877      $291,262       $409,374
  Undistributed net investment
    income (loss)..................       1,476          6,077        (4,380)     (1,658)         (698)          (851)
  Accumulated net realized gain
    (loss) on investments..........       5,444         (1,590)       57,742      14,680        11,931            681
  Net unrealized appreciation
    (depreciation) of
    investments....................     (25,014)        (2,734)       72,262      49,480        44,602        (12,438)
                                       --------       --------    ----------    --------      --------       --------
Net assets.........................    $445,466       $190,950    $2,031,150    $905,379      $347,097       $396,766
                                       ========       ========    ==========    ========      ========       ========
Number of units outstanding*.......      36,554         18,627       168,217      74,469        21,628         38,963
                                       --------       --------    ----------    --------      --------       --------
Net asset value per unit
  outstanding*.....................    $  12.19       $  10.25    $    12.07    $  12.16      $  16.05       $  10.18
                                       ========       ========    ==========    ========      ========       ========

                                           MONY CUSTOM ESTATE MASTER
                                     --------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------
                                       CAPITAL       MUTI-CAP
                                     APPRECIATION     GROWTH      BALANCED
                                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ------------   ----------   ----------
              ASSETS
Shares held in respective Funds....      30,053        14,231       23,469
                                       ========      ========     ========
Investments at cost................    $220,189      $209,334     $119,389
                                       ========      ========     ========
Investments in respective Funds, at
  net asset value..................    $242,225      $191,554     $121,571
Amount due from MONY America.......       2,719            53            0
Amount due from respective Funds...          47            31           17
                                       --------      --------     --------
        Total assets...............     244,991       191,638      121,588
                                       --------      --------     --------
            LIABILITIES
Amount due to MONY America.........          78            56           33
Amount due to respective Funds.....       2,719            53            0
                                       --------      --------     --------
        Total liabilities..........       2,797           109           33
                                       --------      --------     --------
Net assets.........................    $242,194      $191,529     $121,555
                                       ========      ========     ========
Net assets consist of:
  Contractholders' net payments....    $211,405      $206,608     $119,395
  Undistributed net investment
    income (loss)..................        (540)         (211)         (27)
  Accumulated net realized gain
    (loss) on investments..........       9,293         2,912            5
  Net unrealized appreciation
    (depreciation) of
    investments....................      22,036       (17,780)       2,182
                                       --------      --------     --------
Net assets.........................    $242,194      $191,529     $121,555
                                       ========      ========     ========
Number of units outstanding*.......      16,709        16,345       11,881
                                       --------      --------     --------
Net asset value per unit
  outstanding*.....................    $  14.50      $  11.72     $  10.23
                                       ========      ========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                           MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------
                                                                FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    DREYFUS     ------------------------------------------
                                      DREYFUS      SOCIALLY                                    VIP III
                                       STOCK      RESPONSIBLE       VIP         VIP II          GROWTH
                                       INDEX        GROWTH        GROWTH        CONTRA      OPPORTUNITIES
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                     ----------   -----------   -----------   -----------   --------------
              ASSETS
Shares held in respective Funds....      5,644         185          2,797         3,107            773
                                      ========      ======       ========       =======        =======
Investments at cost................   $208,408      $7,027       $141,970       $79,565        $16,255
                                      ========      ======       ========       =======        =======
Investments in respective Funds, at
  net asset value..................   $214,593      $7,395       $143,760       $77,767        $15,905
Amount due from MONY America.......          0           0              0             0              0
Amount due from respective Funds...         46           0             32             0              0
                                      --------      ------       --------       -------        -------
        Total assets...............    214,639       7,395        143,792        77,767         15,905
                                      --------      ------       --------       -------        -------
            LIABILITIES
Amount due to MONY America.........         74           1             49             9              2
Amount due to respective Funds.....          0           0              0             0              0
                                      --------      ------       --------       -------        -------
        Total liabilities..........         74           1             49             9              2
                                      --------      ------       --------       -------        -------
Net assets.........................   $214,565      $7,394       $143,743       $77,758        $15,903
                                      ========      ======       ========       =======        =======
Net assets consist of:
  Contractholders' net payments....   $199,785      $6,968       $120,647       $76,858        $16,170
  Undistributed net investment
    income (loss)..................      1,006          (9)        19,609         4,639            524
  Accumulated net realized gain
    (loss) on investments..........      7,589          67          1,697        (1,941)          (441)
  Net unrealized appreciation
    (depreciation) of
    investments....................      6,185         368          1,790        (1,798)          (350)
                                      --------      ------       --------       -------        -------
Net assets.........................   $214,565      $7,394       $143,743       $77,758        $15,903
                                      ========      ======       ========       =======        =======
Number of units outstanding*.......     20,188         679         12,307         7,448          1,601
                                      --------      ------       --------       -------        -------
Net asset value per unit
  outstanding*.....................   $  10.63      $10.88       $  11.68       $ 10.44        $  9.93
                                      ========      ======       ========       =======        =======

                                                  MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------
                                                     JANUS ASPEN SERIES
                                     ---------------------------------------------------

                                     AGGRESSIVE                  CAPITAL      WORLDWIDE
                                       GROWTH      BALANCED    APPRECIATION     GROWTH
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------
              ASSETS
Shares held in respective Funds....      2,325       1,876          5,772         2,508
                                      ========     =======       ========      ========
Investments at cost................   $144,484     $51,768       $199,618      $123,422
                                      ========     =======       ========      ========
Investments in respective Funds, at
  net asset value..................   $129,709     $49,366       $183,135      $120,478
Amount due from MONY America.......          0           0              0             0
Amount due from respective Funds...         15          33              0        24,642
                                      --------     -------       --------      --------
        Total assets...............    129,724      49,399        183,135       145,120
                                      --------     -------       --------      --------
            LIABILITIES
Amount due to MONY America.........         33          39             22        24,657
Amount due to respective Funds.....          0           0              0             0
                                      --------     -------       --------      --------
        Total liabilities..........         33          39             22        24,657
                                      --------     -------       --------      --------
Net assets.........................   $129,691     $49,360       $183,113      $120,463
                                      ========     =======       ========      ========
Net assets consist of:
  Contractholders' net payments....   $133,960     $48,432       $198,149      $119,080
  Undistributed net investment
    income (loss)..................      9,944       3,200            461         1,603
  Accumulated net realized gain
    (loss) on investments..........        562         130            986         2,724
  Net unrealized appreciation
    (depreciation) of
    investments....................    (14,775)     (2,402)       (16,483)       (2,944)
                                      --------     -------       --------      --------
Net assets.........................   $129,691     $49,360       $183,113      $120,463
                                      ========     =======       ========      ========
Number of units outstanding*.......     11,059       4,700         15,301        10,234
                                      --------     -------       --------      --------
Net asset value per unit
  outstanding*.....................   $  11.73     $ 10.50       $  11.97      $  11.77
                                      ========     =======       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend investment income........    $ 8,535       $11,858      $ 3,812      $11,593      $     0        $    0        $      0
Distribution from capital gains...          0             0            0            0            0             0               0
Mortality and expense risk
  charges.........................       (218)         (273)        (118)        (719)        (498)         (531)         (1,323)
                                      -------       -------      -------      -------      -------        ------        --------
Net investment income (loss)......      8,317        11,585        3,694       10,874         (498)         (531)         (1,323)
                                      -------       -------      -------      -------      -------        ------        --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................     (3,418)       (5,093)        (149)           0        2,961         2,205         (40,614)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............     (2,780)        1,141       (1,461)           0       44,821           (39)         27,026
                                      -------       -------      -------      -------      -------        ------        --------
Net realized and unrealized gain
  (loss) on investments...........     (6,198)       (3,952)      (1,610)           0       47,782         2,166         (13,588)
                                      -------       -------      -------      -------      -------        ------        --------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ 2,119       $ 7,633      $ 2,084      $10,874      $47,284        $1,635        $(14,911)
                                      =======       =======      =======      =======      =======        ======        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                   MONY CUSTOM ESTATE MASTER
                                           --------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                           --------------------------------------------------------------------------
                                           INTERNATIONAL    HIGH YIELD                    GROWTH AND    SMALL COMPANY
                                              GROWTH           BOND          GROWTH         INCOME         GROWTH
                                            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                           -------------   ------------   ------------   ------------   -------------
                                            FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX     FOR THE SIX
                                           MONTHS ENDED    MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED
                                             JUNE 30,        JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                               2000            2000           2000           2000           2000
                                           -------------   ------------   ------------   ------------   -------------
                                            (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
Dividend investment income...............    $      0        $ 3,740        $      0       $     0         $     0
Distribution from capital gains..........           0              0               0             0               0
Mortality and expense risk charges.......        (531)          (136)         (2,700)       (1,101)           (467)
                                             --------        -------        --------       -------         -------
Net investment income (loss).............        (531)         3,604          (2,700)       (1,101)           (467)
                                             --------        -------        --------       -------         -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments..........................       4,479         (1,049)         52,917         1,847           9,320
  Net change in unrealized appreciation
    (depreciation) of investments........     (51,426)        (1,762)        (64,021)       27,336          (4,423)
                                             --------        -------        --------       -------         -------
Net realized and unrealized gain (loss)
  on investments.........................     (46,947)        (2,811)        (11,104)       29,183           4,897
                                             --------        -------        --------       -------         -------
Net increase (decrease) in net assets
  resulting from operations..............    $(47,478)       $   793        $(13,804)      $28,082         $ 4,430
                                             ========        =======        ========       =======         =======

                                                            MONY CUSTOM ESTATE MASTER
                                           -----------------------------------------------------------
                                                          ENTERPRISE ACCUMULATION TRUST
                                           -----------------------------------------------------------
                                              EQUITY        CAPITAL       MULTI-CAP
                                              INCOME      APPRECIATION      GROWTH         BALANCED
                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                           ------------   ------------   ------------   --------------
                                           FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE PERIOD
                                           MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MAY 4, 2000**
                                             JUNE 30,       JUNE 30,       JUNE 30,        THROUGH
                                               2000           2000           2000       JUNE 30, 2000
                                           ------------   ------------   ------------   --------------
                                           (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
Dividend investment income...............    $      0       $      0       $      0         $    0
Distribution from capital gains..........           0              0              0              0
Mortality and expense risk charges.......        (674)          (348)          (203)           (27)
                                             --------       --------       --------         ------
Net investment income (loss).............        (674)          (348)          (203)           (27)
                                             --------       --------       --------         ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments..........................          25          6,951          2,877              5
  Net change in unrealized appreciation
    (depreciation) of investments........     (12,623)       (19,655)       (22,629)         2,182
                                             --------       --------       --------         ------
Net realized and unrealized gain (loss)
  on investments.........................     (12,598)       (12,704)       (19,752)         2,187
                                             --------       --------       --------         ------
Net increase (decrease) in net assets
  resulting from operations..............    $(13,272)      $(13,052)      $(19,955)        $2,160
                                             ========       ========       ========         ======

---------------

** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                   MONY CUSTOM ESTATE MASTER
                                       ----------------------------------------------------------------------------------
                                                                            FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                           DREYFUS        -----------------------------------------------
                                         DREYFUS          SOCIALLY                                           VIP III
                                          STOCK          RESPONSIBLE          VIP           VIP II           GROWTH
                                          INDEX            GROWTH            GROWTH      CONTRA FUND      OPPORTUNITIES
                                        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                       ------------   -----------------   ------------   ------------   -----------------
                                       FOR THE SIX     FOR THE PERIOD     FOR THE SIX    FOR THE SIX     FOR THE PERIOD
                                       MONTHS ENDED   JANUARY 7, 2000**   MONTHS ENDED   MONTHS ENDED   JANUARY 7, 2000**
                                         JUNE 30,          THROUGH          JUNE 30,       JUNE 30,          THROUGH
                                           2000         JUNE 30, 2000         2000           2000         JUNE 30, 2000
                                       ------------   -----------------   ------------   ------------   -----------------
                                       (UNAUDITED)       (UNAUDITED)      (UNAUDITED)    (UNAUDITED)       (UNAUDITED)
Dividend investment income...........    $   862            $  1            $   165        $   127            $  87
Distribution from capital gains......        166               0             19,688          4,598              455
Mortality and expense risk charges...       (328)            (10)              (244)           (84)             (18)
                                         -------            ----            -------        -------            -----
Net investment income (loss).........        700              (9)            19,609          4,641              524
                                         -------            ----            -------        -------            -----
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments......................      7,562              67              1,697         (1,938)            (441)
  Net change in unrealized
    appreciation (depreciation) of
    investments......................      4,948             368              1,627         (2,448)            (350)
                                         -------            ----            -------        -------            -----
Net realized and unrealized gain
  (loss) on investments..............     12,510             435              3,324         (4,386)            (791)
                                         -------            ----            -------        -------            -----
Net increase (decrease) in net assets
  resulting from operations..........    $13,210            $426            $22,933        $   255            $(267)
                                         =======            ====            =======        =======            =====

                                                       MONY CUSTOM ESTATE MASTER
                                       ---------------------------------------------------------
                                                          JANUS ASPEN SERIES
                                       ---------------------------------------------------------

                                        AGGRESSIVE                     CAPITAL       WORLDWIDE
                                          GROWTH        BALANCED     APPRECIATION      GROWTH
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                       ------------   ------------   ------------   ------------
                                       FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX
                                       MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED
                                         JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                           2000           2000           2000           2000
                                       ------------   ------------   ------------   ------------
                                       (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
Dividend investment income...........    $  6,878       $   824        $    575       $   427
Distribution from capital gains......       3,203         2,306              74         1,275
Mortality and expense risk charges...        (136)          (62)           (189)          (96)
                                         --------       -------        --------       -------
Net investment income (loss).........       9,945         3,068             460         1,606
                                         --------       -------        --------       -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
    investments......................         558           130             985         2,715
  Net change in unrealized
    appreciation (depreciation) of
    investments......................     (15,200)       (2,784)        (16,742)       (4,591)
                                         --------       -------        --------       -------
Net realized and unrealized gain
  (loss) on investments..............     (14,642)       (2,654)        (15,757)       (1,876)
                                         --------       -------        --------       -------
Net increase (decrease) in net assets
  resulting from operations..........    $ (4,697)      $   414        $(15,297)      $  (270)
                                         ========       =======        ========       =======

---------------

** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MONY CUSTOM ESTATE MASTER
                                  ------------------------------------------------------------------------------------------
                                                                    MONY SERIES FUND, INC.
                                  ------------------------------------------------------------------------------------------
                                             INTERMEDIATE                            LONG TERM                  GOVERNMENT
                                               TERM BOND                                BOND                    SECURITIES
                                              SUBACCOUNT                             SUBACCOUNT                 SUBACCOUNT
                                  -----------------------------------   ------------------------------------   -------------
                                                    FOR THE PERIOD                         FOR THE PERIOD
                                   FOR THE SIX    JANUARY 11, 1999**     FOR THE SIX    FEBRUARY 12, 1999**     FOR THE SIX
                                  MONTHS ENDED          THROUGH         MONTHS ENDED          THROUGH          MONTHS ENDED
                                  JUNE 30, 2000    DECEMBER 31, 1999    JUNE 30, 2000    DECEMBER 31, 1999     JUNE 30, 2000
                                  -------------   -------------------   -------------   --------------------   -------------
                                   (UNAUDITED)                           (UNAUDITED)                            (UNAUDITED)
From operations:
  Net investment income
    (loss)......................    $  8,317            $ 3,506           $ 11,585            $  4,549            $ 3,694
  Net realized gain (loss) on
    investments.................      (3,418)              (568)            (5,093)             (2,034)              (149)
  Net change in unrealized
    appreciation (depreciation)
    of investments..............      (2,780)            (3,217)             1,141              (7,402)            (1,461)
                                    --------            -------           --------            --------            -------
Net increase (decrease) in net
  assets resulting from
  operations....................       2,119               (279)             7,633              (4,887)             2,084
                                    --------            -------           --------            --------            -------
From unit transactions:
  Net proceeds from the issuance
    of units....................      57,676             97,805             66,174             131,515             35,004
  Net asset value of units
    redeemed or used to meet
    contract obligations........     (10,891)            (7,274)           (11,909)            (13,332)            (3,012)
                                    --------            -------           --------            --------            -------
Net increase from unit
  transactions..................      46,785             90,531             54,265             118,183             31,992
                                    --------            -------           --------            --------            -------
Net increase in net assets......      48,904             90,252             61,898             113,296             34,076
Net assets beginning of
  period........................      90,252                  0            113,296                   0             49,929
                                    --------            -------           --------            --------            -------
Net assets end of period*.......    $139,156            $90,252           $175,194            $113,296            $84,005
                                    ========            =======           ========            ========            =======
Unit transactions:
Units outstanding beginning of
  period........................       8,951                  0             12,005                   0              4,962
Units issued during the
  period........................       5,897              9,671              6,888              13,368              3,454
Units redeemed during the
  period........................      (1,259)              (720)            (1,253)             (1,363)              (297)
                                    --------            -------           --------            --------            -------
Units outstanding end of
  period........................      13,589              8,951             17,640              12,005              8,119
                                    ========            =======           ========            ========            =======

---------------
 * Includes undistributed net
   investment income of:            $ 11,823            $ 3,506           $ 16,134            $  4,549            $ 3,911
                                    ========            =======           ========            ========            =======
** Commencement of operations

                                                  MONY CUSTOM ESTATE MASTER
                                  ----------------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                  ----------------------------------------------------------
                                       GOVERNMENT                       MONEY
                                       SECURITIES                      MARKET
                                       SUBACCOUNT                    SUBACCOUNT
                                  --------------------   -----------------------------------
                                     FOR THE PERIOD                        FOR THE PERIOD
                                  FEBRUARY 12, 1999**     FOR THE SIX    JANUARY 11, 1999**
                                        THROUGH          MONTHS ENDED          THROUGH
                                   DECEMBER 31, 1999     JUNE 30, 2000    DECEMBER 31, 1999
                                  --------------------   -------------   -------------------
                                                          (UNAUDITED)
From operations:
  Net investment income
    (loss)......................        $   217            $  10,874          $   4,868
  Net realized gain (loss) on
    investments.................           (265)                   0                  0
  Net change in unrealized
    appreciation (depreciation)
    of investments..............            257                    0                  0
                                        -------            ---------          ---------
Net increase (decrease) in net
  assets resulting from
  operations....................            209               10,874              4,868
                                        -------            ---------          ---------
From unit transactions:
  Net proceeds from the issuance
    of units....................         57,178              994,358            486,468
  Net asset value of units
    redeemed or used to meet
    contract obligations........         (7,458)            (692,751)          (264,942)
                                        -------            ---------          ---------
Net increase from unit
  transactions..................         49,720              301,607            221,526
                                        -------            ---------          ---------
Net increase in net assets......         49,929              312,481            226,394
Net assets beginning of
  period........................              0              226,394                  0
                                        -------            ---------          ---------
Net assets end of period*.......        $49,929            $ 538,875          $ 226,394
                                        =======            =========          =========
Unit transactions:
Units outstanding beginning of
  period........................              0               21,669                  0
Units issued during the
  period........................          5,703               94,446             46,291
Units redeemed during the
  period........................           (741)             (65,879)           (24,622)
                                        -------            ---------          ---------
Units outstanding end of
  period........................          4,962               50,236             21,669
                                        =======            =========          =========
---------------
 * Includes undistributed net
   investment income of:                $   217            $  15,742          $   4,868
                                        =======            =========          =========
** Commencement of operations

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MONY CUSTOM ESTATE MASTER
                                               ----------------------------------------------------------------------
                                                                   ENTERPRISE ACCUMULATION TRUST
                                               ----------------------------------------------------------------------
                                                                                              SMALL COMPANY
                                                             EQUITY                               VALUE
                                                           SUBACCOUNT                          SUBACCOUNT
                                               ----------------------------------   ---------------------------------
                                                                 FOR THE PERIOD                      FOR THE PERIOD
                                                FOR THE SIX    JANUARY 11, 1999**    FOR THE SIX    JANUARY 7, 1999**
                                               MONTHS ENDED         THROUGH         MONTHS ENDED         THROUGH
                                               JUNE 30, 2000   DECEMBER 31, 1999    JUNE 30, 2000   DECEMBER 31, 1999
                                               -------------   ------------------   -------------   -----------------
                                                (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)................    $   (498)          $ 11,721          $   (531)         $ 12,519
 Net realized gain (loss) on investments.....       2,961             (1,548)            2,205             2,653
 Net change in unrealized appreciation
   (depreciation) of investments.............      44,821             11,554               (39)            9,149
                                                 --------           --------          --------          --------
Net increase (decrease) in net assets
 resulting from operations...................      47,284             21,727             1,635            24,321
                                                 --------           --------          --------          --------
From unit transactions:
 Net proceeds from the issuance of units.....     156,049            228,368           144,085           243,690
 Net asset value of units redeemed or used to
   meet contract obligations.................     (20,562)           (27,403)          (28,008)          (19,103)
                                                 --------           --------          --------          --------
Net increase from unit transactions..........     135,487            200,965           116,077           224,587
                                                 --------           --------          --------          --------
Net increase in net assets...................     182,771            222,692           117,712           248,908
Net assets beginning of period...............     222,692                  0           248,908                 0
                                                 --------           --------          --------          --------
Net assets end of period*....................    $405,463           $222,692          $366,620          $248,908
                                                 ========           ========          ========          ========
Unit transactions:
Units outstanding beginning of period........      19,286                  0            20,346                 0
Units issued during the period...............      12,276             21,811            11,953            22,000
Units redeemed during the period.............      (1,654)            (2,525)           (2,317)           (1,654)
                                                 --------           --------          --------          --------
Units outstanding end of period..............      29,908             19,286            29,982            20,346
                                                 ========           ========          ========          ========

---------------
 * Includes undistributed net investment
   income of:                                    $ 11,223           $ 11,721          $ 11,988          $ 12,519
                                                 ========           ========          ========          ========
** Commencement of operations

                                                                     MONY CUSTOM ESTATE MASTER
                                               ---------------------------------------------------------------------
                                                                   ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------------------------------------------
                                                                                             INTERNATIONAL
                                                            MANAGED                             GROWTH
                                                          SUBACCOUNT                          SUBACCOUNT
                                               ---------------------------------   ---------------------------------
                                                                FOR THE PERIOD                      FOR THE PERIOD
                                                FOR THE SIX    JANUARY 4, 1999**    FOR THE SIX    JANUARY 4, 1999**
                                               MONTHS ENDED         THROUGH        MONTHS ENDED         THROUGH
                                               JUNE 30, 2000   DECEMBER 31, 1999   JUNE 30, 2000   DECEMBER 31, 1999
                                               -------------   -----------------   -------------   -----------------
                                                (UNAUDITED)                         (UNAUDITED)
From operations:
 Net investment income (loss)................    $ (1,323)         $ 71,839          $   (531)         $  2,007
 Net realized gain (loss) on investments.....     (40,614)           (5,865)            4,479               965
 Net change in unrealized appreciation
   (depreciation) of investments.............      27,026           (41,609)          (51,426)           26,412
                                                 --------          --------          --------          --------
Net increase (decrease) in net assets
 resulting from operations...................     (14,911)           24,365           (47,478)           29,384
                                                 --------          --------          --------          --------
From unit transactions:
 Net proceeds from the issuance of units.....     372,734           677,394           361,654           117,483
 Net asset value of units redeemed or used to
   meet contract obligations.................     (80,415)          (68,206)          (11,812)           (3,765)
                                                 --------          --------          --------          --------
Net increase from unit transactions..........     292,319           609,188           349,842           113,718
                                                 --------          --------          --------          --------
Net increase in net assets...................     277,408           633,553           302,364           143,102
Net assets beginning of period...............     633,553                 0           143,102                 0
                                                 --------          --------          --------          --------
Net assets end of period*....................    $910,961          $633,553          $445,466          $143,102
                                                 ========          ========          ========          ========
Unit transactions:
Units outstanding beginning of period........      58,038                 0            10,372                 0
Units issued during the period...............      35,504            64,524            27,117            10,713
Units redeemed during the period.............      (7,603)           (6,486)             (935)             (341)
                                                 --------          --------          --------          --------
Units outstanding end of period..............      85,939            58,038            36,554            10,372
                                                 ========          ========          ========          ========
---------------
 * Includes undistributed net investment
   income of:                                    $ 70,516          $ 71,839          $  1,476          $  2,007
                                                 ========          ========          ========          ========
** Commencement of operations

                                                   MONY CUSTOM ESTATE MASTER
                                               ---------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                               ---------------------------------
                                                          HIGH YIELD
                                                             BOND
                                                          SUBACCOUNT
                                               ---------------------------------
                                                                FOR THE PERIOD
                                                FOR THE SIX    JANUARY 6, 1999**
                                               MONTHS ENDED         THROUGH
                                               JUNE 30, 2000   DECEMBER 31, 1999
                                               -------------   -----------------
                                                (UNAUDITED)
From operations:
 Net investment income (loss)................    $  3,604           $ 2,473
 Net realized gain (loss) on investments.....      (1,049)             (541)
 Net change in unrealized appreciation
   (depreciation) of investments.............      (1,762)             (972)
                                                 --------           -------
Net increase (decrease) in net assets
 resulting from operations...................         793               960
                                                 --------           -------
From unit transactions:
 Net proceeds from the issuance of units.....     147,187            56,495
 Net asset value of units redeemed or used to
   meet contract obligations.................      (7,704)           (6,781)
                                                 --------           -------
Net increase from unit transactions..........     139,483            49,714
                                                 --------           -------
Net increase in net assets...................     140,276            50,674
Net assets beginning of period...............      50,674                 0
                                                 --------           -------
Net assets end of period*....................    $190,950           $50,674
                                                 ========           =======
Unit transactions:
Units outstanding beginning of period........       4,921                 0
Units issued during the period...............      14,463             5,588
Units redeemed during the period.............        (757)             (667)
                                                 --------           -------
Units outstanding end of period..............      18,627             4,921
                                                 ========           =======
---------------
 * Includes undistributed net investment
   income of:                                    $  6,077           $ 2,473
                                                 ========           =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM ESTATE MASTER
                                                   ----------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                                   ----------------------------------------------------------------------
                                                                                                   GROWTH AND
                                                                GROWTH                               INCOME
                                                              SUBACCOUNT                           SUBACCOUNT
                                                   ---------------------------------   ----------------------------------
                                                                    FOR THE PERIOD                       FOR THE PERIOD
                                                    FOR THE SIX    JANUARY 4, 1999**    FOR THE SIX    JANUARY 11, 1999**
                                                   MONTHS ENDED         THROUGH        MONTHS ENDED         THROUGH
                                                   JUNE 30, 2000   DECEMBER 31, 1999   JUNE 30, 2000   DECEMBER 31, 1999
                                                   -------------   -----------------   -------------   ------------------
                                                    (UNAUDITED)                         (UNAUDITED)
From operations:
 Net investment income (loss)....................   $   (2,700)       $   (1,680)        $ (1,101)         $    (557)
 Net realized gain (loss) on investments.........       52,917             4,825            1,847             12,833
 Net change in unrealized appreciation
   (depreciation) of investments.................      (64,021)          136,283           27,336             22,144
                                                    ----------        ----------         --------          ---------
Net increase (decrease) in net assets resulting
 from operations.................................      (13,804)          139,428           28,082             34,420
                                                    ----------        ----------         --------          ---------
From unit transactions:
 Net proceeds from the issuance of units.........      943,231         1,261,158          483,118            554,185
 Net asset value of units redeemed or used to
   meet contract obligations.....................     (203,713)          (95,150)         (43,829)          (150,597)
                                                    ----------        ----------         --------          ---------
Net increase from unit transactions..............      739,518         1,166,008          439,289            403,588
                                                    ----------        ----------         --------          ---------
Net increase in net assets.......................      725,714         1,305,436          467,371            438,008
Net assets beginning of period...................    1,305,436                 0          438,008                  0
                                                    ----------        ----------         --------          ---------
Net assets end of period*........................   $2,031,150        $1,305,436         $905,379          $ 438,008
                                                    ==========        ==========         ========          =========
Unit transactions:
Units outstanding beginning of period............      104,634                 0           36,957                  0
Units issued during the period...................       80,317           113,122           41,299             49,867
Units redeemed during the period.................      (16,734)           (8,488)          (3,787)           (12,910)
                                                    ----------        ----------         --------          ---------
Units outstanding end of period..................      168,217           104,634           74,469             36,957
                                                    ==========        ==========         ========          =========

---------------
 * Includes undistributed net investment income
   (loss) of:                                       $   (4,380)       $   (1,680)        $ (1,658)         $    (557)
                                                    ==========        ==========         ========          =========
** Commencement of operations

                                                                         MONY CUSTOM ESTATE MASTER
                                                   ---------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                                   ---------------------------------------------------------------------
                                                             SMALL COMPANY                          EQUITY
                                                                GROWTH                              INCOME
                                                              SUBACCOUNT                          SUBACCOUNT
                                                   ---------------------------------   ---------------------------------
                                                                    FOR THE PERIOD                      FOR THE PERIOD
                                                    FOR THE SIX    JANUARY 4, 1999**    FOR THE SIX    JANUARY 4, 1999**
                                                   MONTHS ENDED         THROUGH        MONTHS ENDED         THROUGH
                                                   JUNE 30, 2000   DECEMBER 31, 1999   JUNE 30, 2000   DECEMBER 31, 1999
                                                   -------------   -----------------   -------------   -----------------
                                                    (UNAUDITED)                         (UNAUDITED)
From operations:
 Net investment income (loss)....................    $   (467)         $   (231)         $   (674)         $   (177)
 Net realized gain (loss) on investments.........       9,320             2,611                25               656
 Net change in unrealized appreciation
   (depreciation) of investments.................      (4,423)           49,025           (12,623)              185
                                                     --------          --------          --------          --------
Net increase (decrease) in net assets resulting
 from operations.................................       4,430            51,405           (13,272)              664
                                                     --------          --------          --------          --------
From unit transactions:
 Net proceeds from the issuance of units.........     151,568           166,044            51,123           396,878
 Net asset value of units redeemed or used to
   meet contract obligations.....................     (12,162)          (14,188)          (26,340)          (12,287)
                                                     --------          --------          --------          --------
Net increase from unit transactions..............     139,406           151,856            24,783           384,591
                                                     --------          --------          --------          --------
Net increase in net assets.......................     143,836           203,261            11,511           385,255
Net assets beginning of period...................     203,261                 0           385,255                 0
                                                     --------          --------          --------          --------
Net assets end of period*........................    $347,097          $203,261          $396,766          $385,255
                                                     ========          ========          ========          ========
Unit transactions:
Units outstanding beginning of period............      13,029                 0            36,431                 0
Units issued during the period...................       9,342            14,338             5,104            37,590
Units redeemed during the period.................        (743)           (1,309)           (2,572)           (1,159)
                                                     --------          --------          --------          --------
Units outstanding end of period..................      21,628            13,029            38,963            36,431
                                                     ========          ========          ========          ========
---------------
 * Includes undistributed net investment income
   (loss) of:                                        $   (698)         $   (231)         $   (851)         $   (177)
                                                     ========          ========          ========          ========
** Commencement of operations

                                                       MONY CUSTOM ESTATE MASTER
                                                   ----------------------------------
                                                     ENTERPRISE ACCUMULATION TRUST
                                                   ----------------------------------
                                                                CAPITAL
                                                              APPRECIATION
                                                               SUBACCOUNT
                                                   ----------------------------------
                                                                     FOR THE PERIOD
                                                    FOR THE SIX    JANUARY 11, 1999**
                                                   MONTHS ENDED         THROUGH
                                                   JUNE 30, 2000   DECEMBER 31, 1999
                                                   -------------   ------------------
                                                    (UNAUDITED)
From operations:
 Net investment income (loss)....................    $   (348)          $   (192)
 Net realized gain (loss) on investments.........       6,951              2,342
 Net change in unrealized appreciation
   (depreciation) of investments.................     (19,655)            41,691
                                                     --------           --------
Net increase (decrease) in net assets resulting
 from operations.................................     (13,052)            43,841
                                                     --------           --------
From unit transactions:
 Net proceeds from the issuance of units.........      99,836            131,349
 Net asset value of units redeemed or used to
   meet contract obligations.....................     (11,755)            (8,025)
                                                     --------           --------
Net increase from unit transactions..............      88,081            123,324
                                                     --------           --------
Net increase in net assets.......................      75,029            167,165
Net assets beginning of period...................     167,165                  0
                                                     --------           --------
Net assets end of period*........................    $242,194           $167,165
                                                     ========           ========
Unit transactions:
Units outstanding beginning of period............      10,726                  0
Units issued during the period...................       6,784             11,402
Units redeemed during the period.................        (801)              (676)
                                                     --------           --------
Units outstanding end of period..................      16,709             10,726
                                                     ========           ========
---------------
 * Includes undistributed net investment income
   (loss) of:                                        $   (540)          $   (192)
                                                     ========           ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM ESTATE MASTER
                                         ------------------------------------------------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                         ------------------------------------------------------------------------------------------

                                                      MULTI-CAP                                               DREYFUS
                                                       GROWTH                     BALANCE                   STOCK INDEX
                                                     SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                         -----------------------------------   --------------   -----------------------------------
                                                           FOR THE PERIOD      FOR THE PERIOD                     FOR THE PERIOD
                                          FOR THE SIX    NOVEMBER 10, 1999**   MAY 4, 2000**     FOR THE SIX    NOVEMBER 10, 1999**
                                         MONTHS ENDED          THROUGH            THROUGH       MONTHS ENDED          THROUGH
                                         JUNE 30, 2000    DECEMBER 31, 1999    JUNE 30, 2000    JUNE 30, 2000    DECEMBER 31, 1999
                                         -------------   -------------------   --------------   -------------   -------------------
                                          (UNAUDITED)                           (UNAUDITED)      (UNAUDITED)
From operations:
 Net investment income (loss)..........    $   (203)           $    (8)           $    (27)       $     700           $   306
 Net realized gain (loss) on
   investments.........................       2,877                 35                   5            7,562                27
 Net change in unrealized appreciation
   (depreciation) of investments.......     (22,629)             4,849               2,182            4,948             1,237
                                           --------            -------            --------        ---------           -------
 Net increase (decrease) in net assets
   resulting from operations...........     (19,955)             4,876               2,160           13,210             1,570
                                           --------            -------            --------        ---------           -------
From unit transactions:
 Net proceeds from the insurance of
   units...............................     176,553             39,067             120,291          283,922            48,446
 Net asset value of units redeemed or
   used to meet contract obligations...      (8,774)              (238)               (896)        (131,671)             (912)
                                           --------            -------            --------        ---------           -------
Net increase from unit transactions....     167,779             38,829             119,395          152,251            47,534
                                           --------            -------            --------        ---------           -------
Net increase in net assets.............     147,824             43,705             121,555          165,461            49,104
Net assets beginning of period.........      43,705                  0                   0           49,104                 0
                                           --------            -------            --------        ---------           -------
Net assets end of period*..............    $191,529            $43,705            $121,555        $ 214,565           $49,104
                                           ========            =======            ========        =========           =======
Unit transactions:
Units outstanding beginning of
 period................................       3,425                  0                   0            4,587                 0
Units issued during the period.........      13,640              3,445              11,970           27,512             4,675
Units redeemed during the period.......        (720)               (20)                (89)         (11,911)              (88)
                                           --------            -------            --------        ---------           -------
Units outstanding end of period........      16,345              3,425              11,881           20,188             4,587
                                           ========            =======            ========        =========           =======

---------------
 * Includes undistributed net
   investment income (loss) of:            $   (211)           $    (8)           $    (27)       $   1,006           $   306
                                           ========            =======            ========        =========           =======
** Commencement of operations

                                                MONY CUSTOM ESTATE MASTER
                                                -----------------------
                                                ENTERPRISE ACCUMULATION TRUST
                                                -----------------------
                                                           DREYFUS
                                                          SOCIALLY
                                                         RESPONSIBLE
                                                           GROWTH
                                                         SUBACCOUNT
                                                      -----------------
                                                       FOR THE PERIOD
                                                      JANUARY 7, 2000**
                                                           THROUGH
                                                       JUNE 30, 2000
                                                      -----------------
                                                         (UNAUDITED)
From operations:
 Net investment income (loss)..........                    $    (9)
 Net realized gain (loss) on
   investments.........................                         67
 Net change in unrealized appreciation
   (depreciation) of investments.......                        368
                                                           -------
 Net increase (decrease) in net assets
   resulting from operations...........                        426
                                                           -------
From unit transactions:
 Net proceeds from the insurance of
   units...............................                      8,689
 Net asset value of units redeemed or
   used to meet contract obligations...                     (1,721)
                                                           -------
Net increase from unit transactions....                      6,968
                                                           -------
Net increase in net assets.............                      7,394
Net assets beginning of period.........                          0
                                                           -------
Net assets end of period*..............                    $ 7,394
                                                           =======
Unit transactions:
Units outstanding beginning of
 period................................                          0
Units issued during the period.........                        840
Units redeemed during the period.......                       (161)
                                                           -------
Units outstanding end of period........                        679
                                                           =======
---------------
 * Includes undistributed net
   investment income (loss) of:                            $    (9)
                                                           =======
** Commencement of operations

                                                                MONY CUSTOM ESTATE MASTER
                                         ------------------------------------------------------------------------
                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                         ------------------------------------------------------------------------

                                                         VIP                                 VIP II
                                                       GROWTH                             CONTRA FUND
                                                     SUBACCOUNT                            SUBACCOUNT
                                         -----------------------------------   ----------------------------------
                                                           FOR THE PERIOD                        FOR THE PERIOD
                                          FOR THE SIX    NOVEMBER 15, 1999**    FOR THE SIX    DECEMBER 8, 1999**
                                         MONTHS ENDED          THROUGH         MONTHS ENDED         THROUGH
                                         JUNE 30, 2000    DECEMBER 31, 1999    JUNE 30, 2000   DECEMBER 31, 1999
                                         -------------   -------------------   -------------   ------------------
                                          (UNAUDITED)                           (UNAUDITED)
From operations:
 Net investment income (loss)..........    $  19,609           $     0            $ 4,641           $    (2)
 Net realized gain (loss) on
   investments.........................        1,697                 0             (1,938)               (3)
 Net change in unrealized appreciation
   (depreciation) of investments.......        1,627               163             (2,448)              650
                                           ---------           -------            -------           -------
 Net increase (decrease) in net assets
   resulting from operations...........       22,933               163                255               645
                                           ---------           -------            -------           -------
From unit transactions:
 Net proceeds from the insurance of
   units...............................      240,589             9,854             69,858            11,394
 Net asset value of units redeemed or
   used to meet contract obligations...     (129,792)               (4)            (3,753)             (641)
                                           ---------           -------            -------           -------
Net increase from unit transactions....      110,797             9,850             66,105            10,753
                                           ---------           -------            -------           -------
Net increase in net assets.............      133,730            10,013             66,360            11,398
Net assets beginning of period.........       10,013                 0             11,398                 0
                                           ---------           -------            -------           -------
Net assets end of period*..............    $ 143,743           $10,013            $77,758           $11,398
                                           =========           =======            =======           =======
Unit transactions:
Units outstanding beginning of
 period................................          899                 0              1,075                 0
Units issued during the period.........       21,886               899              6,733             1,139
Units redeemed during the period.......      (10,478)                0               (360)              (64)
                                           ---------           -------            -------           -------
Units outstanding end of period........       12,307               899              7,448             1,075
                                           =========           =======            =======           =======
---------------
 * Includes undistributed net
   investment income (loss) of:            $  19,609           $     0            $ 4,639           $    (2)
                                           =========           =======            =======           =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                MONY CUSTOM ESTATE MASTER
                                                          ----------------------------------------------------------------------
                                                          FIDELITY VARIABLE
                                                              INSURANCE
                                                           PRODUCTS FUNDS                  JANUS ASPEN SERIES FUND
                                                          -----------------   --------------------------------------------------
                                                               VIP III
                                                               GROWTH                     AGGRESSIVE
                                                            OPPORTUNITIES                   GROWTH                   BALANCED
                                                             SUBACCOUNT                   SUBACCOUNT                SUBACCOUNT
                                                          -----------------   ----------------------------------   -------------
                                                           FOR THE PERIOD                       FOR THE PERIOD
                                                          JANUARY 7, 2000**    FOR THE SIX    DECEMBER 6, 1999**    FOR THE SIX
                                                               THROUGH        MONTHS ENDED         THROUGH         MONTHS ENDED
                                                            JUNE 30, 2000     JUNE 30, 2000   DECEMBER 31, 1999    JUNE 30, 2000
                                                          -----------------   -------------   ------------------   -------------
                                                             (UNAUDITED)       (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)...........................       $   524          $  9,945           $    (1)           $ 3,068
 Net realized gain (loss) on investments................          (441)              558                 4                130
 Net change in unrealized appreciation (depreciation) of
   investments..........................................          (350)          (15,200)              425             (2,784)
                                                               -------          --------           -------            -------
 Net increase (decrease) in net assets resulting from
   operations...........................................          (267)           (4,697)              428                414
                                                               -------          --------           -------            -------
From unit transactions:
 Net proceeds from the insurance of units...............        20,033           132,013            10,287             38,700
 Net asset value of units redeemed or used to meet
   contract obligations.................................        (3,863)           (8,269)              (71)            (2,493)
                                                               -------          --------           -------            -------
Net increase from unit transactions.....................        16,170           123,744            10,216             36,207
                                                               -------          --------           -------            -------
 Net increase in net assets.............................        15,903           119,047            10,644             36,621
 Net assets beginning of period.........................             0            10,644                 0             12,739
                                                               -------          --------           -------            -------
Net assets end of period*...............................       $15,903          $129,691           $10,644            $49,360
                                                               =======          ========           =======            =======
Unit transactions:
Units outstanding beginning of period...................             0               920                 0              1,220
Units issued during the period..........................         1,990            10,849               927              3,720
Units redeemed during the period........................          (389)             (710)               (7)              (240)
                                                               -------          --------           -------            -------
Units outstanding end of period.........................         1,601            11,059               920              4,700
                                                               =======          ========           =======            =======

---------------
 * Includes undistributed net investment income (loss)
   of:                                                             524          $  9,944           $    (1)           $ 3,200
                                                               =======          ========           =======            =======
** Commencement of operations

                                                                         MONY CUSTOM ESTATE MASTER
                                                          --------------------------------------------------------

                                                                          JANUS ASPEN SERIES FUND
                                                          --------------------------------------------------------

                                                                                             CAPITAL
                                                               BALANCED                   APPRECIATION
                                                              SUBACCOUNT                   SUBACCOUNT
                                                          ------------------   -----------------------------------
                                                            FOR THE PERIOD                       FOR THE PERIOD
                                                          DECEMBER 6, 1999**    FOR THE SIX    NOVEMBER 10, 1999**
                                                               THROUGH         MONTHS ENDED          THROUGH
                                                          DECEMBER 31, 1999    JUNE 30, 2000    DECEMBER 31, 1999
                                                          ------------------   -------------   -------------------
                                                                                (UNAUDITED)
From operations:
 Net investment income (loss)...........................       $   132           $    460            $    1
 Net realized gain (loss) on investments................             0                985                 1
 Net change in unrealized appreciation (depreciation) of
   investments..........................................           382            (16,742)              259
                                                               -------           --------            ------
 Net increase (decrease) in net assets resulting from
   operations...........................................           514            (15,297)              261
                                                               -------           --------            ------
From unit transactions:
 Net proceeds from the insurance of units...............        12,929            205,761             1,062
 Net asset value of units redeemed or used to meet
   contract obligations.................................          (704)            (8,663)              (11)
                                                               -------           --------            ------
Net increase from unit transactions.....................        12,225            197,098             1,051
                                                               -------           --------            ------
 Net increase in net assets.............................        12,739            181,801             1,312
 Net assets beginning of period.........................             0              1,312                 0
                                                               -------           --------            ------
Net assets end of period*...............................       $12,739           $183,113            $1,312
                                                               =======           ========            ======
Unit transactions:
Units outstanding beginning of period...................             0                105                 0
Units issued during the period..........................         1,290             15,884               106
Units redeemed during the period........................           (70)              (688)               (1)
                                                               -------           --------            ------
Units outstanding end of period.........................         1,220             15,301               105
                                                               =======           ========            ======
---------------
 * Includes undistributed net investment income (loss)
   of:                                                         $   132           $    461            $    1
                                                               =======           ========            ======
** Commencement of operations

                                                               MONY CUSTOM ESTATE MASTER
                                                          -----------------------------------

                                                                JANUS ASPEN SERIES FUND
                                                          -----------------------------------

                                                                       WORLDWIDE
                                                                        GROWTH
                                                                      SUBACCOUNT
                                                          -----------------------------------
                                                                            FOR THE PERIOD
                                                           FOR THE SIX    NOVEMBER 30, 1999**
                                                          MONTHS ENDED          THROUGH
                                                          JUNE 30, 2000    DECEMBER 31, 1999
                                                          -------------   -------------------
                                                           (UNAUDITED)
From operations:
 Net investment income (loss)...........................    $  1,606            $    (3)
 Net realized gain (loss) on investments................       2,715                  9
 Net change in unrealized appreciation (depreciation) of
   investments..........................................      (4,591)             1,647
                                                            --------            -------
 Net increase (decrease) in net assets resulting from
   operations...........................................        (270)             1,653
                                                            --------            -------
From unit transactions:
 Net proceeds from the insurance of units...............     115,659             11,276
 Net asset value of units redeemed or used to meet
   contract obligations.................................      (7,712)              (143)
                                                            --------            -------
Net increase from unit transactions.....................     107,947             11,133
                                                            --------            -------
 Net increase in net assets.............................     107,677             12,786
 Net assets beginning of period.........................      12,786                  0
                                                            --------            -------
Net assets end of period*...............................    $120,463            $12,786
                                                            ========            =======
Unit transactions:
Units outstanding beginning of period...................       1,107                  0
Units issued during the period..........................       9,775              1,120
Units redeemed during the period........................        (648)               (13)
                                                            --------            -------
Units outstanding end of period.........................      10,234              1,107
                                                            ========            =======
---------------
 * Includes undistributed net investment income (loss)
   of:                                                      $  1,603            $    (3)
                                                            ========            =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations during 1999. The Funds are registered under the 1940 Act as an open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the period ended June 30, 2000 aggregated $308,602.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 were as follows:

                                                          COST OF SHARES    PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
         -------------------------------------            --------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................    $   78,490       $   31,917
Long Term Bond Portfolio................................        87,834           33,835
Government Securities Portfolio.........................        40,536            8,658
Money Market Portfolio..................................     1,306,249        1,005,318
Enterprise Accumulation Trust
Equity Portfolio........................................       181,112           46,102
Small Company Value Portfolio...........................       154,652           39,095
Managed Portfolio.......................................       476,049          185,021
International Growth Portfolio..........................       369,597           20,246
High Yield Bond Portfolio...............................       151,022           11,657
Growth Portfolio........................................     1,279,714          542,818
Growth and Income Portfolio.............................       492,230           53,987
Small Company Growth Portfolio..........................       160,837           21,880
Equity Income Portfolio.................................        67,099           42,989
Capital Appreciation Portfolio..........................       110,842           23,102

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES    PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
         -------------------------------------            --------------   ---------------
Multi-Cap Growth Subaccount.............................    $  187,879       $   20,283
Balanced Portfolio......................................       120,291              907
Dreyfus
Stock Index Portfolio...................................       302,134          150,189
Socially Responsible Growth Portfolio...................         8,650            1,692
Insurance Products Funds
VIP Growth Portfolio....................................       263,111          152,542
VIP II Contra Fund Portfolio............................        88,440           22,411
VIP III Growth Opportunities Portfolio..................        20,149            3,995
Janus Aspen Series
Aggressive Growth Portfolio.............................       135,284           11,660
Balanced Portfolio......................................        39,728            3,579
Capital Appreciation Portfolio..........................       236,537           39,606
Worldwide Growth Portfolio..............................       151,830           43,966

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                        STRATEGIST
                                      ------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                      ------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   ------------   ----------   -----------   ----------
               ASSETS
Shares held in respective Funds.....      2,978        2,309          694          1,180        6,093       22,529
                                       ========     ========      =======       ========     ========      =======
Investments at cost.................   $109,170     $ 54,153      $ 7,342       $ 13,969     $104,115      $22,529
                                       ========     ========      =======       ========     ========      =======
Investments in respective Funds at
  net asset value...................   $115,908     $ 43,516      $ 7,174       $ 14,275     $118,334      $22,529
Amount due from MONY................          7            7            0              7            0            2
Amount due from respective Funds....        135           98            0             80            0          110
                                       --------     --------      -------       --------     --------      -------
          Total assets..............    116,050       43,621        7,174         14,362      118,334       22,641
                                       ========     ========      =======       ========     ========      =======
            LIABILITIES
Amount due to MONY..................        162          108            2             83           27          115
Amount due to respective Funds......          7            7            0              7            0            2
                                       --------     --------      -------       --------     --------      -------
          Total liabilities.........        169          115            2             90           27          117
                                       --------     --------      -------       --------     --------      -------
Net assets..........................   $115,881     $ 43,506      $ 7,172       $ 14,272     $118,307      $22,524
                                       ========     ========      =======       ========     ========      =======
Net assets consist of:
  Contractholders' net payments.....   $  2,330     $  6,340      $(4,039)      $(20,658)    $ 20,674      $(5,654)
  Undistributed net investment
     income.........................     60,651       35,804       10,191         29,162       73,172       28,178
  Accumulated net realized gain
     (loss) on investments..........     46,162       11,999        1,188          5,462       10,242            0
  Net unrealized appreciation
     (depreciation) of
     investments....................      6,738      (10,637)        (168)           306       14,219            0
                                       --------     --------      -------       --------     --------      -------
Net assets..........................   $115,881     $ 43,506      $ 7,172       $ 14,272     $118,307      $22,524
                                       ========     ========      =======       ========     ========      =======
Number of units outstanding*........      1,539          843          311            518        2,158        1,166
                                       ========     ========      =======       ========     ========      =======
Net asset value per unit
  outstanding*......................   $  75.32     $  51.62      $ 23.06       $  27.54     $  54.81      $ 19.32
                                       ========     ========      =======       ========     ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                     MONYEQUITY MASTER
                                                   ------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                                   ------------------------------------------------------
                                                   GOVERNMENT    INTERMEDIATE    LONG TERM       MONEY
                                                   SECURITIES     TERM BOND         BOND         MARKET
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   ----------    ------------    ----------    ----------
                     ASSETS
Shares held in respective Funds..................     12,799         7,099          15,381       325,476
                                                    ========       =======        ========      ========
Investments at cost..............................   $137,617       $75,683        $188,947      $325,476
                                                    ========       =======        ========      ========
Investments in respective Funds at net asset
  value..........................................   $135,671       $73,405        $186,106      $325,476
Amount due from MONY.............................         57           264              90           273
Amount due from respective Funds.................        259         1,128              78            25
                                                    --------       -------        --------      --------
          Total assets...........................    135,987        74,797         186,274       325,774
                                                    --------       -------        --------      --------
                   LIABILITIES
Amount due to MONY...............................        299         1,149             131           127
Amount due to respective Funds...................         57           264              90           273
                                                    --------       -------        --------      --------
          Total liabilities......................        356         1,413             221           400
                                                    --------       -------        --------      --------
Net assets.......................................   $135,631       $73,384        $186,053      $325,374
                                                    ========       =======        ========      ========
Net assets consist of:
  Contractholders' net payments..................   $130,446       $71,413        $180,163      $284,513
  Undistributed net investment income (loss).....      9,560         4,982          22,255        40,861
  Accumulated net realized gain (loss) on
     investments.................................     (2,429)         (733)        (13,524)            0
  Net unrealized appreciation (depreciation) of
     investments.................................     (1,946)       (2,278)         (2,841)            0
                                                    --------       -------        --------      --------
Net assets.......................................   $135,631       $73,384        $186,053      $325,374
                                                    ========       =======        ========      ========
Number of units outstanding*.....................     11,775         6,383          15,816        27,749
                                                    ========       =======        ========      ========
Net asset value per unit outstanding*............   $  11.52       $ 11.50        $  11.76      $  11.73
                                                    ========       =======        ========      ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                                MONYEQUITY MASTER
-----------------------------------------------------------------------------------------------------------------
                                          ENTERPRISE ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------
                 SMALL COMPANY                INTERNATIONAL   HIGH YIELD                GROWTH AND     CAPITAL
      EQUITY         VALUE        MANAGED        GROWTH          BOND        GROWTH       INCOME     APPRECIATION
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
    ----------   -------------   ----------   -------------   ----------   ----------   ----------   ------------
       181,816       107,671        228,365       173,069       101,225      111,863       4,204         6,334
    ==========    ==========     ==========    ==========      ========     ========     =======       =======
    $6,758,750    $3,222,026     $8,586,536    $1,366,436      $516,615     $701,943     $26,604       $48,865
    ==========    ==========     ==========    ==========      ========     ========     =======       =======
    $8,258,103    $3,390,571     $8,063,575    $1,422,629      $486,890     $711,449     $26,608       $51,051
         1,397           766          1,621           296            91            0           0             0
         3,477         2,336          5,050           845            89            0           0             0
    ----------    ----------     ----------    ----------      --------     --------     -------       -------
     8,262,977     3,393,673      8,070,246     1,423,770       487,070      711,449      26,608        51,051
    ----------    ----------     ----------    ----------      --------     --------     -------       -------
         5,824         3,311          7,410         1,253           228          198           5            12
         1,397           766          1,621           296            91            0           0             0
    ----------    ----------     ----------    ----------      --------     --------     -------       -------
         7,221         4,077          9,031         1,549           319          198           5            12
    ----------    ----------     ----------    ----------      --------     --------     -------       -------
    $8,255,756    $3,389,596     $8,061,215    $1,422,221      $486,751     $711,251     $26,603       $51,039
    ==========    ==========     ==========    ==========      ========     ========     =======       =======
    $6,162,081    $2,928,747     $7,399,107    $1,228,790      $468,458     $702,512     $26,605       $48,901
       513,965       212,275      1,684,203        41,355        72,185         (693)        (13)          (32)
        80,357        80,029       (499,134)       95,883       (24,167)         (74)          7           (16)
     1,499,353       168,545       (522,961)       56,193       (29,725)       9,506           4         2,186
    ----------    ----------     ----------    ----------      --------     --------     -------       -------
    $8,255,756    $3,389,596     $8,061,215    $1,422,221      $486,751     $711,251     $26,603       $51,039
    ==========    ==========     ==========    ==========      ========     ========     =======       =======
       445,958       170,243        544,623        95,583        40,575       69,069       2,638         5,084
    ==========    ==========     ==========    ==========      ========     ========     =======       =======
    $    18.51    $    19.91     $    14.80    $    14.88      $  12.00     $  10.30     $ 10.08       $ 10.04
    ==========    ==========     ==========    ==========      ========     ========     =======       =======

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                       MONY EQUITY MASTER
                                                ----------------------------------------------------------------
                                                                FIDELITY VARIABLE
                                                                    INSURANCE
                                                                 PRODUCTS FUNDS         JANUS ASPEN SERIES FUND
                                                 DREYFUS     -----------------------   -------------------------
                                                  STOCK         VIP         VIP II       CAPITAL      WORLDWIDE
                                                  INDEX        GROWTH     CONTRAFUND   APPRECIATION     GROWTH
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------   ----------   ----------   ------------   ----------
                    ASSETS
Shares held in respective Funds...............     1,228        1,163        1,338          3,768        1,550
                                                 =======      =======      =======       ========      =======
Investments at cost...........................   $46,546      $57,099      $33,140       $118,964      $73,657
                                                 =======      =======      =======       ========      =======
Investments in respective Funds at net asset
  value.......................................   $46,705      $59,758      $33,481       $119,568      $74,423
Amount due from MONY..........................         0            0            0              0            0
Amount due from respective Funds..............         0            0            0              0            0
                                                 -------      -------      -------       --------      -------
          Total assets........................    46,705       59,758       33,481        119,568       74,423
                                                 -------      -------      -------       --------      -------
                 LIABILITIES
Amount due to MONY............................        12           14            9             22           19
Amount due to respective Funds................         0            0            0              0            0
                                                 -------      -------      -------       --------      -------
          Total liabilities...................        12           14            9             22           19
                                                 -------      -------      -------       --------      -------
Net assets....................................   $46,693      $59,744      $33,472       $119,546      $74,404
                                                 =======      =======      =======       ========      =======
Net assets consist of:
  Contractholders' net payments...............   $46,443      $57,080      $33,155       $118,558      $72,692
  Undistributed net investment income
     (loss)...................................        83          (28)         (21)           370          987
  Accumulated net realized gain (loss) on
     investments..............................         8           33           (3)            14          (41)
  Net unrealized appreciation (depreciation)
     of investments...........................       159        2,659          341            604          766
                                                 -------      -------      -------       --------      -------
Net assets....................................   $46,693      $59,744      $33,472       $119,546      $74,404
                                                 =======      =======      =======       ========      =======
Number of units outstanding*..................     4,640        5,478        3,341         12,198        7,615
                                                 =======      =======      =======       ========      =======
Net asset value per unit outstanding*.........   $ 10.06      $ 10.91      $ 10.02       $   9.80      $  9.77
                                                 =======      =======      =======       ========      =======

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                         STRATEGIST
                                       ------------------------------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                       ------------------------------------------------------------------------------
                                         EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY
                                         GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET
                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                       ----------   ----------   ------------   ----------   -----------   ----------
Dividend income......................   $      0     $   854        $ 436         $ 979       $    457        $645
Distribution from capital gains......     26,353       7,037            0             0         19,139           0
Mortality and expense risk charges...       (357)       (139)         (23)          (42)          (351)        (69)
                                        --------     -------        -----         -----       --------        ----
Net investment income................     25,996       7,752          413           937         19,245         576
                                        --------     -------        -----         -----       --------        ----
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments.....................      3,818      (1,450)           5             4            678           0
  Net change in unrealized
     depreciation of investments.....    (28,444)     (8,187)        (317)         (236)       (18,794)          0
                                        --------     -------        -----         -----       --------        ----
Net realized and unrealized loss on
  investments........................    (24,626)     (9,637)        (312)         (232)       (18,116)          0
                                        --------     -------        -----         -----       --------        ----
Net increase (decrease) in net assets
  resulting from operations..........   $  1,370     $(1,885)       $ 101         $ 705       $  1,129        $576
                                        ========     =======        =====         =====       ========        ====

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                     MONYEQUITY MASTER
                                                 ---------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                                 ---------------------------------------------------------
                                                  GOVERNMENT    INTERMEDIATE    LONG TERM        MONEY
                                                  SECURITIES     TERM BOND         BOND          MARKET
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 ------------   ------------   ------------   ------------
                                                 FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX
                                                 MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED
                                                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                     2000           2000           2000           2000
                                                 ------------   ------------   ------------   ------------
                                                 (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
Dividend income................................    $ 7,817        $ 4,041        $ 12,521       $ 9,814
Distribution from capital gains................          2              0               0             0
Mortality and expense risk charges.............       (511)          (249)           (672)       (1,302)
                                                   -------        -------        --------       -------
Net investment income (loss)...................      7,308          3,792          11,849         8,512
                                                   -------        -------        --------       -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments......     (2,830)        (1,052)        (12,240)            0
  Net change in unrealized appreciation
     (depreciation) of investments.............       (920)        (1,808)          9,388             0
                                                   -------        -------        --------       -------
Net realized and unrealized gain (loss) on
  investments..................................     (3,750)        (2,860)         (2,852)            0
                                                   -------        -------        --------       -------
Net increase (decrease) in net assets resulting
  from operations..............................    $ 3,558        $   932        $  8,997       $ 8,512
                                                   =======        =======        ========       =======

---------------
** Commencement of operations

                       See notes to financial statements.

                                                        MONYEQUITY MASTER
---------------------------------------------------------------------------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
                   SMALL COMPANY                  INTERNATIONAL    HIGH YIELD                       GROWTH AND        CAPITAL
       EQUITY          VALUE         MANAGED         GROWTH           BOND           GROWTH           INCOME        APPRECIATION
     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    ------------   -------------   ------------   -------------   ------------   --------------   --------------   --------------
    FOR THE SIX     FOR THE SIX    FOR THE SIX     FOR THE SIX    FOR THE SIX    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MONTHS ENDED   MONTHS ENDED    MONTHS ENDED   MONTHS ENDED    MONTHS ENDED   MAY 2, 2000**    MAY 2, 2000**    MAY 2, 2000**
      JUNE 30,       JUNE 30,        JUNE 30,       JUNE 30,        JUNE 30,        THROUGH          THROUGH          THROUGH
        2000           2000            2000           2000            2000       JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    ------------   -------------   ------------   -------------   ------------   --------------   --------------   --------------
    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
     $        0      $      0       $       0       $       0       $ 22,302         $    0            $  0            $    0
              0             0               0               0              0              0               0                 0
        (27,112)      (11,581)        (31,527)         (5,085)        (1,750)          (693)            (13)              (32)
     ----------      --------       ---------       ---------       --------         ------            ----            ------
        (27,112)      (11,581)        (31,527)         (5,085)        20,552           (693)            (13)              (32)
     ----------      --------       ---------       ---------       --------         ------            ----            ------
         39,394        62,700        (483,586)         32,938        (15,957)           (74)              7               (16)
      1,130,817       (51,889)        243,477        (198,830)        (7,329)         9,506               4             2,186
     ----------      --------       ---------       ---------       --------         ------            ----            ------
      1,170,211        10,811        (240,109)       (165,892)       (23,286)         9,432              11             2,170
     ----------      --------       ---------       ---------       --------         ------            ----            ------
     $1,143,099      $   (770)      $(271,636)      $(170,977)      $ (2,734)        $8,739            $ (2)           $2,138
     ==========      ========       =========       =========       ========         ======            ====            ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                  MONYEQUITY MASTER
                                 -----------------------------------------------------------------------------------
                                                         FIDELITY VARIABLE                     JANUS ASPEN
                                                      INSURANCE PRODUCTS FUNDS                 SERIES FUND
                                    DREYFUS       --------------------------------   -------------------------------
                                     STOCK              VIP             VIP II          CAPITAL         WORLDWIDE
                                     INDEX            GROWTH          CONTRAFUND      APPRECIATION        GROWTH
                                   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                 --------------   ---------------   --------------   --------------   --------------
                                 FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                 MAY 2, 2000**    MAY 11, 2000**    MAY 2, 2000**    MAY 4, 2000**    MAY 2, 2000**
                                    THROUGH           THROUGH          THROUGH          THROUGH          THROUGH
                                 JUNE 30, 2000     JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                                 --------------   ---------------   --------------   --------------   --------------
                                  (UNAUDITED)       (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
Dividend income................       $110            $    0             $  0             $371            $  258
Distribution from capital
  gains........................          0                 0                0               48               770
Mortality and expense risk
  charges......................        (27)              (28)             (21)             (49)              (41)
                                      ----            ------             ----             ----            ------
Net investment income (loss)...         83               (28)             (21)             370               987
                                      ----            ------             ----             ----            ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments...............          8                33               (3)              14               (41)
  Net change in unrealized
     appreciation of
     investments...............        159             2,659              341              604               766
                                      ----            ------             ----             ----            ------
Net realized and unrealized
  gain on investments..........        167             2,692              338              618               725
                                      ----            ------             ----             ----            ------
Net increase in net assets
  resulting from operations....       $250            $2,664             $317             $988            $1,712
                                      ====            ======             ====             ====            ======

---------------
** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             STRATEGIST
                                                      ---------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                                      ---------------------------------------------------------
                                                             EQUITY GROWTH                 EQUITY INCOME
                                                              SUBACCOUNT                    SUBACCOUNT
                                                      ---------------------------   ---------------------------
                                                      FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                      MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                        JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                          2000           1999           2000           1999
                                                      ------------   ------------   ------------   ------------
                                                      (UNAUDITED)                   (UNAUDITED)
From operations:
Net Investment income...............................    $ 25,996       $  7,272       $ 7,752        $  8,201
Net realized gain (loss) on investments.............       3,818         13,987        (1,450)          2,686
Net change in unrealized appreciation (depreciation)
  of investments....................................     (28,444)        13,421        (8,187)         (7,388)
                                                        --------       --------       -------        --------
Net increase (decrease) in net assets resulting from
  operations........................................       1,370         34,680        (1,885)          3,499
                                                        --------       --------       -------        --------
From unit transactions:
  Net proceeds from the issuance of units...........       4,579          7,933         3,928           7,489
  Net asset value of units redeemed or used to meet
     contract obligations...........................     (11,409)       (20,639)       (7,995)        (10,388)
                                                        --------       --------       -------        --------
Net decrease from unit transactions.................      (6,830)       (12,706)       (4,067)         (2,899)
                                                        --------       --------       -------        --------
Net increase (decrease) in net assets...............      (5,460)        21,974        (5,952)            600
Net assets beginning of period......................     121,341         99,367        49,458          48,858
                                                        --------       --------       -------        --------
Net assets end of period*...........................    $115,881       $121,341       $43,506        $ 49,458
                                                        ========       ========       =======        ========
Unit transactions:
Units outstanding beginning of period...............       1,629          1,830           919             975
Units issued during the period......................          59            140            76             142
Units redeemed during the period....................        (149)          (341)         (152)           (198)
                                                        --------       --------       -------        --------
Units outstanding end of period.....................       1,539          1,629           843             919
                                                        ========       ========       =======        ========
---------------
* Includes undistributed net investment income of:      $ 60,651       $ 34,655       $35,804        $ 28,052
                                                        ========       ========       =======        ========

                       See notes to financial statements.

                                                         STRATEGIST
    ---------------------------------------------------------------------------------------------------------------------
                                                   MONY SERIES FUND, INC.
    ---------------------------------------------------------------------------------------------------------------------
      INTERMEDIATE TERM BOND            LONG TERM BOND                  DIVERSIFIED                  MONEY MARKET
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
        2000           1999           2000           1999           2000           1999           2000           1999
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
      $   413         $  301        $   937        $   788        $ 19,245       $ 12,288       $   576        $ 1,030
            5             50              4             64             678          3,544             0              0
         (317)          (379)          (236)        (2,130)        (18,794)        11,962             0              0
      -------         ------        -------        -------        --------       --------       -------        -------
          101            (28)           705         (1,278)          1,129         27,794           576          1,030
      -------         ------        -------        -------        --------       --------       -------        -------
          204            407            331            650             974          1,832           112            183
         (323)          (630)          (631)        (1,309)         (1,533)        (9,349)       (1,468)        (2,906)
      -------         ------        -------        -------        --------       --------       -------        -------
         (119)          (223)          (300)          (659)           (559)        (7,517)       (1,356)        (2,723)
      -------         ------        -------        -------        --------       --------       -------        -------
          (18)          (251)           405         (1,937)            570         20,277          (780)        (1,693)
        7,190          7,441         13,867         15,804         117,737         97,460        23,304         24,997
      -------         ------        -------        -------        --------       --------       -------        -------
      $ 7,172         $7,190        $14,272        $13,867        $118,307       $117,737       $22,524        $23,304
      =======         ======        =======        =======        ========       ========       =======        =======
          316            327            529            554           2,169          2,330         1,237          1,385
            9             17             12             24              18             40             6              9
          (14)           (28)           (23)           (49)            (29)          (201)          (77)          (157)
      -------         ------        -------        -------        --------       --------       -------        -------
          311            316            518            529           2,158          2,169         1,166          1,237
      =======         ======        =======        =======        ========       ========       =======        =======
      $10,191         $9,778        $29,162        $28,225        $ 73,172       $ 53,927       $28,178        $27,602
      =======         ======        =======        =======        ========       ========       =======        =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                              MONYEQUITY MASTER
                           ---------------------------------------------------------------------------------------
                                                           MONY SERIES FUND, INC.
                           ---------------------------------------------------------------------------------------
                                   GOVERNMENT                 INTERMEDIATE TERM                 LONG TERM
                                   SECURITIES                       BOND                          BOND
                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                           ---------------------------   ---------------------------   ---------------------------
                           FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                             JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                               2000           1999           2000           1999           2000           1999
                           ------------   ------------   ------------   ------------   ------------   ------------
                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
Net investment income....    $  7,308       $  1,852       $  3,792       $ 1,106        $ 11,849       $  7,264
Net realized gain (loss)
  on investments.........      (2,830)          (668)        (1,052)          244         (12,240)        (5,908)
Net change in unrealized
  appreciation
  (depreciation) of
  investments............        (920)        (1,145)        (1,808)       (1,483)          9,388        (14,627)
                             --------       --------       --------       -------        --------       --------
Net increase (decrease)
  in net assets resulting
  from operations........       3,558             39            932          (133)          8,997        (13,271)
                             --------       --------       --------       -------        --------       --------
From unit transactions:
  Net proceeds from the
    issuance of units....      50,504        108,249         42,905        24,028          29,437        141,202
  Net asset value of
    units redeemed or
    used to meet contract
    obligations..........     (43,343)       (32,265)       (10,927)       (7,376)        (17,341)       (83,258)
                             --------       --------       --------       -------        --------       --------
Net increase (decrease)
  from unit
  transactions...........       7,161         75,984         31,978        16,652          12,096         57,944
                             --------       --------       --------       -------        --------       --------
Net increase (decrease)
  in net assets..........      10,719         76,023         32,910        16,519          21,093         44,673
Net assets beginning of
  period.................     124,912         48,889         40,474        23,955         164,960        120,287
                             --------       --------       --------       -------        --------       --------
Net assets end of
  period*................    $135,631       $124,912       $ 73,384       $40,474        $186,053       $164,960
                             ========       ========       ========       =======        ========       ========
Unit transactions:
Units outstanding
  beginning of period....      11,129          4,352          3,569         2,101          14,728          9,848
Units issued during the
  period.................       4,477          9,677          3,781         2,195           2,736         12,569
Units redeemed during the
  period.................      (3,831)        (2,900)          (967)         (727)         (1,648)        (7,689)
                             --------       --------       --------       -------        --------       --------
Units outstanding end of
  period.................      11,775         11,129          6,383         3,569          15,816         14,728
                             ========       ========       ========       =======        ========       ========

---------------
* Includes undistributed
  net investment income
  of:                        $  9,560       $  2,252       $  4,982       $ 1,190        $ 22,255       $ 10,406
                             ========       ========       ========       =======        ========       ========

                                MONYEQUITY MASTER
                           ---------------------------
                             MONY SERIES FUND, INC.
                           ---------------------------
                                      MONEY
                                     MARKET
                                   SUBACCOUNT
                           ---------------------------
                           FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED      ENDED
                             JUNE 30,     DECEMBER 31,
                               2000           1999
                           ------------   ------------
                           (UNAUDITED)
From operations:
Net investment income....   $   8,512     $    22,972
Net realized gain (loss)
  on investments.........           0               0
Net change in unrealized
  appreciation
  (depreciation) of
  investments............           0               0
                            ---------     -----------
Net increase (decrease)
  in net assets resulting
  from operations........       8,512          22,972
                            ---------     -----------
From unit transactions:
  Net proceeds from the
    issuance of units....     714,750       5,475,875
  Net asset value of
    units redeemed or
    used to meet contract
    obligations..........    (897,926)     (5,355,867)
                            ---------     -----------
Net increase (decrease)
  from unit
  transactions...........    (183,176)        120,008
                            ---------     -----------
Net increase (decrease)
  in net assets..........    (174,664)        142,980
Net assets beginning of
  period.................     500,038         357,058
                            ---------     -----------
Net assets end of
  period*................   $ 325,374     $   500,038
                            =========     ===========
Unit transactions:
Units outstanding
  beginning of period....      43,698          32,517
Units issued during the
  period.................      61,438         495,722
Units redeemed during the
  period.................     (77,387)       (484,541)
                            ---------     -----------
Units outstanding end of
  period.................      27,749          43,698
                            =========     ===========
---------------
* Includes undistributed
  net investment income
  of:                       $  40,861     $    32,349
                            =========     ===========

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                    MONY EQUITY MASTER
                                                               ------------------------------------------------------------
                                                                              ENTERPRISE ACCUMULATION TRUST
                                                               ------------------------------------------------------------
                                                                                                      SMALL COMPANY
                                                                          EQUITY                          VALUE
                                                                        SUBACCOUNT                      SUBACCOUNT
                                                               ----------------------------    ----------------------------
                                                               FOR THE SIX     FOR THE YEAR    FOR THE SIX     FOR THE YEAR
                                                               MONTHS ENDED       ENDED        MONTHS ENDED       ENDED
                                                                 JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                   2000            1999            2000            1999
                                                               ------------    ------------    ------------    ------------
                                                               (UNAUDITED)                     (UNAUDITED)
From operations:
Net investment income (loss)...............................     $  (27,112)     $  402,964      $  (11,581)     $  148,993
Net realized gain (loss) on investments....................         39,394         (23,765)         62,700          (3,009)
Net change in unrealized appreciation (depreciation) of
  investments..............................................      1,130,817         366,191         (51,889)        243,709
                                                                ----------      ----------      ----------      ----------
Net increase (decrease) in net assets resulting from
  operations...............................................      1,143,099         745,390            (770)        389,693
                                                                ----------      ----------      ----------      ----------
From unit transactions:
  Net proceeds from the issuance of units..................      1,477,842       3,422,925         943,523       1,721,346
  Net asset value of units redeemed or used to meet
    contract obligations...................................       (583,135)       (620,050)       (345,814)       (369,876)
                                                                ----------      ----------      ----------      ----------
Net increase (decrease) from unit transactions.............        894,707       2,802,875         597,709       1,351,470
                                                                ----------      ----------      ----------      ----------
Net increase (decrease) in net assets......................      2,037,806       3,548,265         596,939       1,741,163
Net assets beginning of period.............................      6,217,950       2,669,685       2,792,657       1,051,494
                                                                ----------      ----------      ----------      ----------
Net assets end of period*..................................     $8,255,756      $6,217,950      $3,389,596      $2,792,657
                                                                ==========      ==========      ==========      ==========
Unit transactions:
Units outstanding beginning of period......................        393,602         193,933         139,911          64,856
Units issued during the period.............................         86,572         245,553          47,925          96,688
Units redeemed during the period...........................        (34,216)        (45,884)        (17,593)        (21,633)
                                                                ----------      ----------      ----------      ----------
Units outstanding end of period............................        445,958         393,602         170,243         139,911
                                                                ==========      ==========      ==========      ==========
---------------
 * Includes undistributed net investment income (loss) of:      $  513,965      $  541,077      $  212,275      $  223,856
                                                                ==========      ==========      ==========      ==========
** Commencement of operations.

                       See notes to financial statements.

                                               MONY EQUITY MASTER
    --------------------------------------------------------------------------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL                  HIGH YIELD
              MANAGED                       GROWTH                         BOND                   GROWTH
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT              SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   --------------
    FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE PERIOD
    MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MAY 2, 2000**
      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,      THROUGH
        2000           1999           2000           1999           2000           1999       JUNE 30, 2000
    ------------   ------------   ------------   ------------   ------------   ------------   --------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)                    (UNAUDITED)
    $   (31,527)   $ 1,276,731     $   (5,085)    $   27,348      $ 20,552       $ 31,247        $   (693)
       (483,586)      (157,793)        32,938         57,376       (15,957)        (9,879)            (74)
        243,477       (544,652)      (198,830)       246,585        (7,329)       (10,694)          9,506
    -----------    -----------     ----------     ----------      --------       --------        --------
       (271,636)       574,286       (170,977)       331,309        (2,734)        10,674           8,739
    -----------    -----------     ----------     ----------      --------       --------        --------
      1,605,073      4,318,874        493,371      1,004,760       126,197        251,285         709,786
     (1,844,469)    (1,215,083)      (162,282)      (444,630)      (90,147)       (67,189)         (7,274)
    -----------    -----------     ----------     ----------      --------       --------        --------
       (239,396)     3,103,791        331,089        560,130        36,050        184,096         702,512
    -----------    -----------     ----------     ----------      --------       --------        --------
       (511,032)     3,678,077        160,112        891,439        33,316        194,770         711,251
      8,572,247      4,894,170      1,262,109        370,670       453,435        258,665               0
    -----------    -----------     ----------     ----------      --------       --------        --------
    $ 8,061,215    $ 8,572,247     $1,422,221     $1,262,109      $486,751       $453,435        $711,251
    ===========    ===========     ==========     ==========      ========       ========        ========
        561,265        347,392         74,758         30,978        37,549         22,083               0
        108,298        301,038         31,282         79,351        10,575         21,652          69,792
       (124,940)       (87,165)       (10,457)       (35,571)       (7,549)        (6,186)           (723)
    -----------    -----------     ----------     ----------      --------       --------        --------
        544,623        561,265         95,583         74,758        40,575         37,549          69,069
    ===========    ===========     ==========     ==========      ========       ========        ========
    $ 1,684,203    $ 1,715,730     $   41,355     $   46,440      $ 72,185       $ 51,633        $   (693)
    ===========    ===========     ==========     ==========      ========       ========        ========

           MONY EQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------
       GROWTH AND        CAPITAL
         INCOME        APPRECIATION
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 2, 2000**    MAY 2, 2000**
        THROUGH          THROUGH
     JUNE 30, 2000    JUNE 30, 2000
     --------------   --------------
      (UNAUDITED)      (UNAUDITED)
        $   (13)         $   (32)
              7              (16)
              4            2,186
        -------          -------
             (2)           2,138
        -------          -------
         27,113           49,738
           (508)            (837)
        -------          -------
         26,605           48,901
        -------          -------
         26,603           51,039
              0                0
        -------          -------
        $26,603          $51,039
        =======          =======
              0                0
          2,688            5,169
            (50)             (85)
        -------          -------
          2,638            5,084
        =======          =======
        $   (13)         $   (32)
        =======          =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MONY EQUITY MASTER
                                     ----------------------------------------------------------------------------------
                                                        FIDELITY VARIABLE INSURANCE
                                                              PRODUCTS FUNDS                JANUS ASPEN SERIES FUND
                                        DREYFUS       -------------------------------   -------------------------------
                                         STOCK             VIP             VIP II          CAPITAL         WORLDWIDE
                                         INDEX            GROWTH        CONTRA FUND      APPRECIATION        GROWTH
                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                     --------------   --------------   --------------   --------------   --------------
                                     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                     MAY 2, 2000**    MAY 11, 2000**   MAY 2, 2000**    MAY 4, 2000**    MAY 2, 2000**
                                        THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                     JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                                     --------------   --------------   --------------   --------------   --------------
                                      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
From operations:
Net investment income (loss).......     $    83          $   (28)         $   (21)         $    370         $   987
Net realized gain (loss) on
  investments......................           8               33               (3)               14             (41)
Net change in unrealized
  appreciation of investments......         159            2,659              341               604             766
                                        -------          -------          -------          --------         -------
Net increase in net assets
  resulting from operations........         250            2,664              317               988           1,712
                                        -------          -------          -------          --------         -------
From unit transactions:
  Net proceeds from the issuance of
     units.........................      47,152           57,869           33,560           120,162          73,857
  Net asset value of units redeemed
     or used to meet contract
     obligations...................        (709)            (789)            (405)           (1,604)         (1,165)
                                        -------          -------          -------          --------         -------
Net increase from unit
  transactions.....................      46,443           57,080           33,155           118,558          72,692
                                        -------          -------          -------          --------         -------
Net increase in net assets.........      46,693           59,744           33,472           119,546          74,404
Net assets beginning of period.....           0                0                0                 0               0
                                        -------          -------          -------          --------         -------
Net assets end of period*..........     $46,693          $59,744          $33,472          $119,546         $74,404
                                        =======          =======          =======          ========         =======
Unit transactions:
Units outstanding beginning of
  period...........................           0                0                0                 0               0
Units issued during the period.....       4,710            5,552            3,382            12,361           7,735
Units redeemed during the period...         (70)             (74)             (41)             (163)           (120)
                                        -------          -------          -------          --------         -------
Units outstanding end of period....       4,640            5,478            3,341            12,198           7,615
                                        =======          =======          =======          ========         =======
---------------
 * Includes undistributed net
   investment income (loss) of:         $    83          $   (28)         $   (21)         $    370         $   987
                                        =======          =======          =======          ========         =======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance policies (Strategist) and Variable Universal Life Insurance policies (MONYEquity Master). These policies are issued by MONY.

     There are currently six Strategist subaccounts and seventeen MONYEquity Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Fidelity Variable Insurance Products, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1990 and the subaccounts of MONYEquity Master commenced operations during 1996, 1997 and 2000. The Funds are registered under the 1940 Act as open end, diversified, management investment companies and are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for the period ended June 30, 2000 aggregated $1,221,076.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 are as follows:

                                                         COST OF SHARES     PROCEEDS FROM
STRATEGIST SUBACCOUNTS                                      ACQUIRED       SHARES REDEEMED
----------------------                                   ---------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio................................    $    4,518        $   11,708
Equity Income Portfolio................................         3,937             8,146
Intermediate Term Bond Portfolio.......................           204               345
Long Term Bond Portfolio...............................           331               673
Diversified Portfolio..................................           974             1,887
Money Market Portfolio.................................           112             1,538
MONYEQUITY MASTER
------------------
MONY Series Fund, Inc.
Government Securities Portfolio........................        61,933            55,281
Intermediate Term Bond Portfolio.......................        44,787            13,049
Long Term Bond Portfolio...............................        80,422            68,999
Money Market Portfolio.................................     1,281,689         1,466,245
Enterprise Accumulation Trust
Equity Portfolio.......................................     1,551,874           683,892
Small Company Value Portfolio..........................       998,692           412,473
Managed Portfolio......................................     1,789,453         2,060,785
International Growth Portfolio.........................       538,849           212,813
High Yield Bond Portfolio..............................       148,617           114,321
Growth Portfolio.......................................       709,786             7,768

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                         COST OF SHARES     PROCEEDS FROM
                   MONYEQUITY MASTER                        ACQUIRED       SHARES REDEEMED
                   -----------------                     ---------------   ---------------
Growth & Income Portfolio..............................    $   27,112        $      516
Capital Appreciation Portfolio.........................        49,768               887
Dreyfus
Dreyfus Stock Index....................................        47,182               754
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio...................................        57,921               855
VIP II Contra Portfolio................................        33,559               417
Janus Aspen Series Fund
Capital Appreciation Portfolio.........................       120,214             1,683
Worldwide Growth Portfolio.............................        74,053             1,385

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                   MONY CUSTOM EQUITY MASTER
                                                              ------------------------------------
                                                                     MONY SERIES FUND, INC.
                                                              ------------------------------------
                                                                MONEY      LONG TERM    GOVERNMENT
                                                                MARKET        BOND      SECURITIES
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------
                           ASSETS
Shares held in respective Funds.............................     8,720          11             7
                                                                ======       =====        ======
Investments at cost.........................................    $8,720       $ 135        $   70
                                                                ======       =====        ======
Investments in respective Funds, at net asset value.........    $8,720       $ 135        $   70
Amount due from MONY........................................         0           0             0
Amount due from respective Funds............................        50           0             0
                                                                ------       -----        ------
          Total assets......................................     8,770         135            70
                                                                ------       -----        ------
                        LIABILITIES
Amount due to respective Funds..............................         0           0             0
Amount due to MONY..........................................        51           0             0
                                                                ------       -----        ------
          Total liabilities.................................        51           0             0
                                                                ------       -----        ------
Net assets..................................................    $8,719       $ 135        $   70
                                                                ======       =====        ======
Net assets consist of:
  Contractholders' net payments.............................    $8,689       $ 135        $   70
  Undistributed net investment income (loss)................        30           0             0
  Accumulated net realized gain (loss) on investments.......         0           0             0
  Net unrealized appreciation (depreciation) of
     investments............................................         0           0             0
                                                                ------       -----        ------
Net assets..................................................    $8,719       $ 135        $   70
                                                                ======       =====        ======
Number of units outstanding*................................       869          14             7
                                                                ------       -----        ------
Net asset value per unit outstanding*.......................    $10.03       $9.75        $10.27
                                                                ======       =====        ======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                                       MONY CUSTOM EQUITY MASTER
    --------------------------------------------------------------------------------------------------------------------------------
                                                     ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------------------------------
                 SMALL COMPANY                INTERNATIONAL                SMALL COMPANY     EQUITY                      EQUITY
      EQUITY         VALUE        MANAGED        GROWTH         GROWTH        GROWTH         INCOME      BALANCED    GROWTH & INCOME
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
    ----------   -------------   ----------   -------------   ----------   -------------   ----------   ----------   ---------------
         247            31             81           972          2,673           798            37          101             890
     =======        ======         ======        ======        =======        ======         =====        =====          ======
     $10,917        $  968         $2,886        $7,996        $16,784        $6,593         $ 191        $ 513          $5,665
     =======        ======         ======        ======        =======        ======         =====        =====          ======
     $11,236        $  971         $2,846        $7,990        $17,000        $6,988         $ 189        $ 521          $5,637
         179             5             27            34             84            12             0           20              54
          14             0              1             4              6             0             0            0               5
     -------        ------         ------        ------        -------        ------         -----        -----          ------
      11,429           976          2,874         8,028         17,090         7,000           189          541           5,696
     -------        ------         ------        ------        -------        ------         -----        -----          ------
         179             5             27            34             84            12             0           20              54
          15             0              1             5              8             1             0            0               6
     -------        ------         ------        ------        -------        ------         -----        -----          ------
         194             5             28            39             92            13             0           20              60
     -------        ------         ------        ------        -------        ------         -----        -----          ------
     $11,235        $  971         $2,846        $7,989        $16,998        $6,987         $ 189        $ 521          $5,636
     =======        ======         ======        ======        =======        ======         =====        =====          ======
     $10,894        $  963         $2,883        $7,995        $16,795        $6,575         $ 191        $ 515          $5,657
          (2)            0             (1)           (2)            (3)           (2)            0            0              (1)
          24             5              3             2            (10)           18             0           (1)              8
         319             3            (39)           (6)           216           396            (2)           7             (28)
     -------        ------         ------        ------        -------        ------         -----        -----          ------
     $11,235        $  971         $2,846        $7,989        $16,998        $6,987         $ 189        $ 521          $5,636
     =======        ======         ======        ======        =======        ======         =====        =====          ======
       1,065            94            286           823          1,661           679            20           52             549
     -------        ------         ------        ------        -------        ------         -----        -----          ------
     $ 10.55        $10.35         $ 9.95        $ 9.70        $ 10.24        $10.29         $9.42        $9.96          $10.27
     =======        ======         ======        ======        =======        ======         =====        =====          ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                     MONY CUSTOM EQUITY MASTER
                                                              ----------------------------------------
                                                                   ENTERPRISE ACCUMULATION TRUST
                                                              ----------------------------------------
                                                                CAPITAL          HIGH       MULTI-CAP
                                                              APPRECIATION      YIELD         GROWTH
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                              ------------    ----------    ----------
                           ASSETS
Shares held in respective Funds.............................      1,043             36         1,735
                                                                 ======         ======       =======
Investments at cost.........................................     $8,162         $  173       $22,964
                                                                 ======         ======       =======
Investments in respective Funds, at net asset value.........     $8,405         $  173       $23,356
Amount due from MONY........................................         26              0           206
Amount due from respective Funds............................          4              0            14
                                                                 ------         ------       -------
          Total assets......................................      8,435            173        23,576
                                                                 ------         ------       -------
                        LIABILITIES
Amount due to respective Funds..............................         26              0           206
Amount due to MONY..........................................          5              0            17
                                                                 ------         ------       -------
          Total liabilities.................................         31              0           223
                                                                 ------         ------       -------
Net assets..................................................     $8,404         $  173       $23,353
                                                                 ======         ======       =======
Net assets consist of:
  Contractholders' net payments.............................     $8,144         $  172       $22,903
  Undistributed net investment income (loss)................         (2)             1            (5)
  Accumulated net realized gain (loss) on investments.......         20              0            63
  Net unrealized appreciation (depreciation) of
     investments............................................        242              0           392
                                                                 ------         ------       -------
Net assets..................................................     $8,404         $  173       $23,353
                                                                 ======         ======       =======
Number of units outstanding*................................        813             17         2,275
                                                                 ------         ------       -------
Net asset value per unit outstanding*.......................     $10.34         $10.11       $ 10.26
                                                                 ======         ======       =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                          MONY CUSTOM EQUITY MASTER
    -----------------------------------------------------------------------------------------------------
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND                      JANUS ASPEN SERIES
    -----------------------------------------------   ---------------------------------------------------
       VIP         VIP II            VIP III          AGGRESSIVE                  CAPITAL      WORLDWIDE
      GROWTH     CONTRA FUND   GROWTH OPPORTUNITIES     GROWTH      BALANCED    APPRECIATION     GROWTH
    SUBACCOUNT   SUBACCOUNT         SUBACCOUNT        SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------   -----------   --------------------   ----------   ----------   ------------   ----------
          98           427                96               367          186           309           342
      ======       =======            ======           =======       ======        ======       =======
      $4,897       $10,621            $1,973           $21,385       $5,170        $9,873       $16,733
      ======       =======            ======           =======       ======        ======       =======
      $5,034       $10,695            $1,979           $20,473       $4,901        $9,792       $16,407
          40           106                10                20          126            16           120
           5             0                 5                14            0             4            10
      ------       -------            ------           -------       ------        ------       -------
       5,079        10,801             1,994            20,507        5,027         9,812        16,537
      ------       -------            ------           -------       ------        ------       -------
          40           106                10                20          126            16           120
           6             1                 5                17            1             5            12
      ------       -------            ------           -------       ------        ------       -------
          46           107                15                37          127            21           132
      ------       -------            ------           -------       ------        ------       -------
      $5,033       $10,694            $1,979           $20,470       $4,900        $9,791       $16,405
      ======       =======            ======           =======       ======        ======       =======
      $4,860       $10,607            $1,964           $19,773       $4,861        $9,825       $16,460
          (1)           (2)                0             1,463          304            32           228
          37            15                 9               147            5            15            43
         137            74                 6              (913)        (270)          (81)         (326)
      ------       -------            ------           -------       ------        ------       -------
      $5,033       $10,694            $1,979           $20,470       $4,900        $9,791       $16,405
      ======       =======            ======           =======       ======        ======       =======
         475         1,052               183             1,861          481           998         1,636
      ------       -------            ------           -------       ------        ------       -------
      $10.59       $ 10.16            $10.81           $ 11.00       $10.19        $ 9.81       $ 10.03
      ======       =======            ======           =======       ======        ======       =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                MONY CUSTOM EQUITY MASTER
                                                              -----------------------------
                                                                         DREYFUS
                                                              -----------------------------
                                                              STOCK INDEX        SOCIAL
                                                               PORTFOLIO     RESPONSIBILITY
                                                              SUBACCOUNT       SUBACCOUNT
                                                              -----------    --------------
                           ASSETS
Shares held in respective Funds.............................       250               20
                                                                ======           ======
Investments at cost.........................................    $9,554           $  782
                                                                ======           ======
Investments in respective Funds, at net asset value.........    $9,488           $  782
Amount due from MONY........................................        59               54
Amount due from respective Funds............................         2               10
                                                                ------           ------
          Total assets......................................     9,549              846
                                                                ------           ------
                        LIABILITIES
Amount due to respective Funds..............................        59               54
Amount due to MONY..........................................         3               10
                                                                ------           ------
          Total liabilities.................................        62               64
                                                                ------           ------
Net assets..................................................    $9,487           $  782
                                                                ======           ======
Net assets consist of:
  Contractholders' net payments.............................    $9,515           $  775
  Undistributed net investment income.......................        21                0
  Accumulated net realized gain (loss) on investments.......        17                7
  Net unrealized appreciation (depreciation) of
     investments............................................       (66)               0
                                                                ------           ------
Net assets..................................................    $9,487           $  782
                                                                ======           ======
Number of units outstanding*................................       920               74
                                                                ------           ------
Net asset value per unit outstanding*.......................    $10.31           $10.54
                                                                ======           ======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                                          MONY CUSTOM EQUITY MASTER
                                                              -------------------------------------------------
                                                                           MONY SERIES FUND, INC.
                                                                           ----------------------
                                                                  MONEY          LONG TERM        GOVERNMENT
                                                                  MARKET            BOND          SECURITIES
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   ---------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                              JUNE 8, 2000**   JUNE 9, 2000**   MAY 18, 2000**
                                                                 THROUGH          THROUGH           THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000     JUNE 30, 2000
                                                              --------------   --------------   ---------------
                                                               (UNAUDITED)      (UNAUDITED)       (UNAUDITED)
Dividend income.............................................       $32              $ 0               $ 0
Distribution from capital gains.............................         0                0                 0
Mortality and expense risk charges..........................        (2)               0                 0
                                                                   ---              ---               ---
Net investment income (loss)................................        30                0                 0
                                                                   ---              ---               ---
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................         0                0                 0
  Net change in unrealized appreciation (depreciation) of
     investments............................................         0                0                 0
                                                                   ---              ---               ---
Net realized and unrealized gain (loss) on investments......         0                0                 0
                                                                   ---              ---               ---
Net increase (decrease) in net assets resulting from
  operations................................................       $30              $ 0               $ 0
                                                                   ===              ===               ===

---------------
** Commencement of operations

                       See notes to financial statements.

                                               MONY CUSTOM EQUITY MASTER
------------------------------------------------------------------------------------------------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
------------------------------------------------------------------------------------------------------------------------
                     SMALL COMPANY                     INTERNATIONAL                     SMALL COMPANY        EQUITY
        EQUITY           VALUE           MANAGED           GROWTH           GROWTH           GROWTH           INCOME
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 5, 2000**    MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 18, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
         $  0             $ 0              $  0             $ 0              $  0             $  0             $ 0
            0               0                 0               0                 0                0               0
           (2)              0                (1)             (2)               (3)              (2)              0
         ----             ---              ----             ---              ----             ----             ---
           (2)              0                (1)             (2)               (3)              (2)              0
         ----             ---              ----             ---              ----             ----             ---
           24               5                 3               2               (10)              18               0
          319               3               (39)             (6)              216              396              (2)
         ----             ---              ----             ---              ----             ----             ---
          343               8               (36)             (4)              206              414              (2)
         ----             ---              ----             ---              ----             ----             ---
         $341             $ 8              $(37)            $(6)             $203             $412             $(2)
         ====             ===              ====             ===              ====             ====             ===

        MONY CUSTOM EQUITY MASTER
---  --------------------------------
      ENTERPRISE ACCUMULATION TRUST
---  --------------------------------
         EQUITY           EQUITY
        BALANCED      GROWTH & INCOME
       SUBACCOUNT       SUBACCOUNT
     --------------   ---------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 16, 2000**    MAY 3, 2000**
        THROUGH           THROUGH
     JUNE 30, 2000     JUNE 30, 2000
     --------------   ---------------
      (UNAUDITED)       (UNAUDITED)
          $ 0              $  0
            0                 0
            0                (1)
          ---              ----
            0                (1)
          ---              ----
           (1)                8
            7               (28)
          ---              ----
            6               (20)
          ---              ----
          $ 6              $(21)
          ===              ====

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                          MONY CUSTOM EQUITY MASTER
                                                             ---------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                                             ---------------------------------------------------
                                                                CAPITAL             HIGH            MULTI-CAP
                                                              APPRECIATION         YIELD             GROWTH
                                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                             --------------    --------------    ---------------
                                                             FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                                             MAY 4, 2000**     JUNE 8, 2000**     MAY 3, 2000**
                                                                THROUGH           THROUGH            THROUGH
                                                             JUNE 30, 2000     JUNE 30, 2000      JUNE 30, 2000
                                                             --------------    --------------    ---------------
                                                              (UNAUDITED)       (UNAUDITED)        (UNAUDITED)
Dividend income............................................       $  0               $1               $  0
Distribution from capital gains............................          0                0                  0
Mortality and expense risk charges.........................         (2)               0                 (5)
                                                                  ----               --               ----
Net investment income (loss)...............................         (2)               1                 (5)
                                                                  ----               --               ----
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments.........................         20                0                 63
  Net change in unrealized appreciation (depreciation) of
    investments............................................        242                0                392
                                                                  ----               --               ----
Net realized and unrealized gain (loss) on investments.....        262                0                455
                                                                  ----               --               ----
Net increase (decrease) in net assets resulting from
  operations...............................................       $260               $1               $450
                                                                  ====               ==               ====

---------------

** Commencement of operations

                       See notes to financial statements.

                                                  MONY CUSTOM EQUITY MASTER
------------------------------------------------------------------------------------------------------------------------------
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND                                   JANUS ASPEN SERIES
----------------------------------------------------------   -----------------------------------------------------------------
         VIP             VIP II             VIP III            AGGRESSIVE                         CAPITAL         WORLDWIDE
        GROWTH        CONTRA FUND     GROWTH OPPORTUNITIES       GROWTH          BALANCED       APPRECIATION        GROWTH
      SUBACCOUNT       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 3, 2000**    MAY 17, 2000**      MAY 11, 2000**      MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**
       THROUGH          THROUGH             THROUGH             THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000       JUNE 30, 2000       JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)         (UNAUDITED)         (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
         $  0             $ 0                 $ 0                $1,001           $  80             $ 30            $  58
            0               0                   0                   467             225                4              174
           (1)             (2)                  0                    (5)             (1)              (2)              (4)
         ----             ---                 ---                ------           -----             ----            -----
           (1)             (2)                  0                 1,463             304               32              228
         ----             ---                 ---                ------           -----             ----            -----
           37              15                   9                   147               5               15               43
          137              74                   6                  (913)           (270)             (81)            (326)
         ----             ---                 ---                ------           -----             ----            -----
          174              89                  15                  (766)           (265)             (66)            (283)
         ----             ---                 ---                ------           -----             ----            -----
         $173             $87                 $15                $  697           $  39             $(34)           $ (55)
         ====             ===                 ===                ======           =====             ====            =====

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                 MONY CUSTOM EQUITY MASTER
                                                              --------------------------------
                                                                          DREYFUS
                                                              --------------------------------
                                                               STOCK INDEX          SOCIAL
                                                                PORTFOLIO       RESPONSIBILITY
                                                                SUBACCOUNT        SUBACCOUNT
                                                              --------------    --------------
                                                              FOR THE PERIOD    FOR THE PERIOD
                                                              MAY 3, 2000**     MAY 11, 2000**
                                                                 THROUGH           THROUGH
                                                              JUNE 30, 2000     JUNE 30, 2000
                                                              --------------    --------------
                                                               (UNAUDITED)       (UNAUDITED)
Dividend income.............................................       $ 22               $0
Distribution from capital gains.............................          0                0
Mortality and expense risk charges..........................         (1)               0
                                                                   ----               --
Net investment income.......................................         21                0
                                                                   ----               --
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................         17                7
  Net change in unrealized depreciation of investments......        (66)               0
                                                                   ----               --
Net realized and unrealized gain (loss) on investments......        (49)               7
                                                                   ----               --
Net increase (decrease) in net assets resulting from
  operations................................................       $(28)              $7
                                                                   ====               ==

---------------

** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MONY CUSTOM EQUITY MASTER
                                                              ------------------------------------------------
                                                                           MONY SERIES FUND, INC.
                                                              ------------------------------------------------
                                                                  MONEY          LONG TERM        GOVERNMENT
                                                                  MARKET            BOND          SECURITIES
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                              JUNE 8, 2000**   JUNE 9, 2000**   MAY 18, 2000**
                                                                 THROUGH          THROUGH          THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                                                              --------------   --------------   --------------
                                                               (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
From operations:
  Net investment income (loss)..............................      $   30            $  0             $ 0
  Net realized gain (loss) on investments...................           0               0               0
  Net change in unrealized appreciation (depreciation) of
     investments............................................           0               0               0
                                                                  ------            ----             ---
Net increase (decrease) in net assets resulting from
  operations................................................          30               0               0
                                                                  ------            ----             ---
From unit transactions:
  Net proceeds from the issuance of units...................       9,176             147              85
  Net asset value of units redeemed or used to meet contract
     obligations............................................        (487)            (12)            (15)
                                                                  ------            ----             ---
  Net increase from unit transactions.......................       8,689             135              70
                                                                  ------            ----             ---
  Net increase in net assets................................       8,719             135              70
  Net assets beginning of period............................           0               0               0
                                                                  ------            ----             ---
Net assets end of period*...................................      $8,719            $135             $70
                                                                  ======            ====             ===
Unit transactions:
  Units outstanding beginning of period.....................           0               0               0
  Units issued during the period............................         918              15               8
  Units redeemed during the period..........................         (49)             (1)             (1)
                                                                  ------            ----             ---
Units outstanding end of period.............................         869              14               7
                                                                  ======            ====             ===
---------------
 * Includes undistributed net investment income of:               $   30            $  0             $ 0
                                                                  ======            ====             ===
** Commencement of operations

                        See notes to financial statements.

                                                 MONY CUSTOM EQUITY MASTER
    --------------------------------------------------------------------------------------------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------------------
                         SMALL                                                               SMALL
                        COMPANY                        INTERNATIONAL                        COMPANY           EQUITY
        EQUITY           VALUE           MANAGED           GROWTH           GROWTH           GROWTH           INCOME
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 5, 2000**    MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 3, 2000**    MAY 18, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
       $    (2)          $    0           $   (1)          $   (2)         $    (3)          $   (2)           $  0
            24                5                3                2              (10)              18               0
           319                3              (39)              (6)             216              396              (2)
       -------           ------           ------           ------          -------           ------            ----
           341                8              (37)              (6)             203              412              (2)
       -------           ------           ------           ------          -------           ------            ----
        11,454            1,112            3,036            8,494           17,589            7,129             227
          (560)            (149)            (153)            (499)            (794)            (554)            (36)
       -------           ------           ------           ------          -------           ------            ----
        10,894              963            2,883            7,995           16,795            6,575             191
       -------           ------           ------           ------          -------           ------            ----
        11,235              971            2,846            7,989           16,998            6,987             189
             0                0                0                0                0                0               0
       -------           ------           ------           ------          -------           ------            ----
       $11,235           $  971           $2,846           $7,989          $16,998           $6,987            $189
       =======           ======           ======           ======          =======           ======            ====
             0                0                0                0                0                0               0
         1,119              107              296              874            1,738              733              24
           (54)             (13)             (10)             (51)             (77)             (54)             (4)
       -------           ------           ------           ------          -------           ------            ----
         1,065               94              286              823            1,661              679              20
       =======           ======           ======           ======          =======           ======            ====
       $    (2)          $    0           $   (1)          $   (2)         $    (3)          $   (2)           $  0
       =======           ======           ======           ======          =======           ======            ====

        MONY CUSTOM EQUITY MASTER
     -------------------------------
      ENTERPRISE ACCUMULATION TRUST
     -------------------------------
                          EQUITY
         EQUITY          GROWTH &
        BALANCED          INCOME
       SUBACCOUNT       SUBACCOUNT
     --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD
     MAY 16, 2000**   MAY 3, 2000**
        THROUGH          THROUGH
     JUNE 30, 2000    JUNE 30, 2000
     --------------   --------------
      (UNAUDITED)      (UNAUDITED)
          $  0            $   (1)
            (1)                8
             7               (28)
          ----            ------
             6               (21)
          ----            ------
           583             6,092
           (68)             (435)
          ----            ------
           515             5,657
          ----            ------
           521             5,636
             0                 0
          ----            ------
          $521            $5,636
          ====            ======
             0                 0
            59               588
            (7)              (39)
          ----            ------
            52               549
          ====            ======
          $  0            $   (1)
          ====            ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONY CUSTOM EQUITY MASTER
                                                              ------------------------------------------------
                                                                       ENTERPRISE ACCUMULATION TRUST
                                                              ------------------------------------------------
                                                                 CAPITAL            HIGH          MULTI-CAP
                                                               APPRECIATION        YIELD            GROWTH
                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                              MAY 4, 2000**    JUNE 8, 2000**   MAY 3, 2000**
                                                                 THROUGH          THROUGH          THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
                                                              --------------   --------------   --------------
                                                               (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
From operations:
  Net investment income (loss)..............................      $   (2)           $  1           $    (5)
  Net realized gain on investments..........................          20               0                63
  Net change in unrealized appreciation (depreciation) of
     investments............................................         242               0               392
                                                                  ------            ----           -------
Net increase (decrease) in net assets resulting from
  operations................................................         260               1               450
                                                                  ------            ----           -------
From unit transactions:
  Net proceeds from the issuance of units...................       8,622             187            23,956
  Net asset value of units redeemed or used to meet contract
     obligations............................................        (478)            (15)           (1,053)
                                                                  ------            ----           -------
  Net increase from unit transactions.......................       8,144             172            22,903
                                                                  ------            ----           -------
  Net increase in net assets................................       8,404             173            23,353
  Net assets beginning of period............................           0               0                 0
                                                                  ------            ----           -------
Net assets end of period*...................................      $8,404            $173           $23,353
                                                                  ======            ====           =======
Unit transactions:
  Units outstanding beginning of period.....................           0               0                 0
  Units issued during the period............................         859              19             2,375
  Units redeemed during the period..........................         (46)             (2)             (100)
                                                                  ------            ----           -------
Units outstanding end of period.............................         813              17             2,275
                                                                  ======            ====           =======
---------------
 * Includes undistributed net investment income (loss) of:        $   (2)           $  1           $    (5)
                                                                  ======            ====           =======
** Commencement of operations

                       See notes to financial statements.

                                               MONY CUSTOM EQUITY MASTER
------------------------------------------------------------------------------------------------------------------------
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND                              JANUS ASPEN SERIES
    ------------------------------------------------   -----------------------------------------------------------------
                                         VIP III
         VIP             VIP II           GROWTH         AGGRESSIVE                         CAPITAL         WORLDWIDE
        GROWTH        CONTRA FUND     OPPORTUNITIES        GROWTH          BALANCED       APPRECIATION        GROWTH
      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
    MAY 3, 2000**    MAY 17, 2000**   MAY 11, 2000**   MAY 3, 2000**    MAY 5, 2000**    MAY 3, 2000**    MAY 3, 2000**
       THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000    JUNE 30, 2000
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
     (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
        $   (1)         $    (2)          $    0          $ 1,463           $  304          $    32          $   228
            37               15                9              147                5               15               43
           137               74                6             (913)            (270)             (81)            (326)
        ------          -------           ------          -------           ------          -------          -------
           173               87               15              697               39              (34)             (55)
        ------          -------           ------          -------           ------          -------          -------
         5,353           10,978            2,081           20,958            5,018           10,376           17,155
          (493)            (371)            (117)          (1,185)            (157)            (551)            (695)
        ------          -------           ------          -------           ------          -------          -------
         4,860           10,607            1,964           19,773            4,861            9,825           16,460
        ------          -------           ------          -------           ------          -------          -------
         5,033           10,694            1,979           20,470            4,900            9,791           16,405
             0                0                0                0                0                0                0
        ------          -------           ------          -------           ------          -------          -------
        $5,033          $10,694           $1,979          $20,470           $4,900          $ 9,791          $16,405
        ======          =======           ======          =======           ======          =======          =======
             0                0                0                0                0                0                0
           520            1,089              194            1,964              495            1,053            1,689
           (45)             (37)             (11)            (103)             (14)             (55)             (53)
        ------          -------           ------          -------           ------          -------          -------
           475            1,052              183            1,861              481              998            1,636
        ======          =======           ======          =======           ======          =======          =======
        $   (1)         $    (2)          $    0          $ 1,463           $  304          $    32          $   228
        ======          =======           ======          =======           ======          =======          =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 MONY CUSTOM EQUITY MASTER
                                                              -------------------------------
                                                                          DREYFUS
                                                              -------------------------------
                                                               STOCK INDEX         SOCIAL
                                                                PORTFOLIO      RESPONSIBILITY
                                                                SUBACCOUNT       SUBACCOUNT
                                                              --------------   --------------
                                                              FOR THE PERIOD   FOR THE PERIOD
                                                              MAY 3, 2000**    MAY 11, 2000**
                                                                 THROUGH          THROUGH
                                                              JUNE 30, 2000    JUNE 30, 2000
                                                              --------------   --------------
                                                               (UNAUDITED)      (UNAUDITED)
From operations:
  Net investment income.....................................     $    21            $  0
  Net realized gain on investments..........................          17               7
  Net change in unrealized depreciation of investments......         (66)              0
                                                                 -------            ----
  Net increase (decrease) in net assets resulting from
     operations.............................................         (28)              7
                                                                 -------            ----
From unit transactions:
  Net proceeds from the issuance of units...................      10,129             899
  Net asset value of units redeemed or used to meet contract
     obligations............................................        (614)           (124)
                                                                 -------            ----
Net increase from unit transactions.........................       9,515             775
                                                                 -------            ----
Net increase in net assets..................................       9,487             782
Net assets beginning of period..............................           0               0
                                                                 -------            ----
Net assets end of period*...................................     $ 9,487            $782
                                                                 =======            ====
Unit transactions:
  Units outstanding beginning of period.....................           0               0
  Units issued during the period............................         974              85
  Units redeemed during the period..........................         (54)            (11)
                                                                 -------            ----
Units outstanding end of period.............................         920              74
                                                                 =======            ====
---------------
 * Includes undistributed net investment income (loss) of:       $ 9,549            $846
                                                                 =======            ====
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

     There are twenty-five MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-four subaccounts of the MONY Custom Equity Master commenced operations as of June 30, 2000 The Funds are registered under the 1940 Act as an open end, diversified, management investment companies The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the six months ended June 30, 2000 aggregated $9,658.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 were as follows:

                                                          COST OF SHARES    PROCEEDS FROM
         MONY CUSTOM EQUITY MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
         -------------------------------------            --------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio..................................     $ 9,176           $  488
Long Term Bond..........................................         147               11
Government Securities...................................          84               15
Enterprise Accumulation Trust
Equity Portfolio........................................      11,454              561
Small Company Value Portfolio...........................       1,113              149
Managed Portfolio.......................................       3,036              153
International Growth Portfolio..........................       8,495              500
Growth Portfolio........................................      17,589              795
Small Company Growth Portfolio..........................       7,129              555
Equity Income Portfolio.................................         253               62
Capital Appreciation Portfolio..........................       8,896              753
Multi-Cap Growth Subaccount.............................      24,222            1,321
High Yield Subaccount...................................         187               15
Balanced Subaccount.....................................         608               94
Growth & Income Portfolio...............................       6,131              474
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................       5,536              676
VIP III Growth Opportunities Portfolio..................       2,095              130
VIP II Contra Fund......................................      11,046              485

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES    PROCEEDS FROM
         MONY CUSTOM EQUITY MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
         -------------------------------------            --------------   ---------------
Janus Aspen Series
Aggressive Growth Portfolio.............................     $21,379           $1,609
Balanced Portfolio......................................       5,119              258
Capital Appreciation Portfolio..........................      10,452              628
Worldwide Growth Portfolio..............................      17,181              722
Dreyfus
Dreyfus Stock Index.....................................      10,298              783
Dreyfus Social Responsibility...........................       1,158              383

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                MONY CUSTOM ESTATE MASTER
                                    ----------------------------------------------------------------------------------
                                    MONY SERIES
                                    FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    -----------   --------------------------------------------------------------------

                                       MONEY                   SMALL COMPANY                INTERNATIONAL
                                      MARKET        EQUITY         VALUE        MANAGED        GROWTH         GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    -----------   ----------   -------------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds...     46,272           36            20            21            201          3,458
                                      =======       ======         =====         =====         ======        =======
Investments at cost...............    $46,272       $1,312         $ 653         $ 773         $1,808        $21,784
                                      =======       ======         =====         =====         ======        =======
Investments in respective Funds,
  at net asset value..............    $46,272       $1,641         $ 643         $ 755         $1,651        $21,994
Amount due from MONY..............          0            0             0             0              0          5,512
Amount due from respective
  Funds...........................          0            0             0             0              0             27
                                      -------       ------         -----         -----         ------        -------
         Total assets.............     46,272        1,641           643           755          1,651         27,533
                                      -------       ------         -----         -----         ------        -------
           LIABILITIES
Amount due to MONY................          0            0             0             0              0             27
Amount due to respective Funds....          6            0             0             0              0          5,514
                                      -------       ------         -----         -----         ------        -------
         Total liabilities........          6            0             0             0              0          5,541
                                      -------       ------         -----         -----         ------        -------
Net assets........................    $46,266       $1,641         $ 643         $ 755         $1,651        $21,992
                                      =======       ======         =====         =====         ======        =======
Net assets consist of:
    Contractholders' net
      payments....................    $45,322       $1,299         $ 656         $ 775         $1,819        $21,789
    Undistributed net investment
      income (loss)...............        944           (3)           (1)            0             (3)            (8)
    Accumulated net realized gain
      (loss) on investments.......          0           16            (2)           (2)            (8)             1
    Net unrealized appreciation
      (depreciation) of
      investments.................          0          329           (10)          (18)          (157)           210
                                      -------       ------         -----         -----         ------        -------
Net assets........................    $46,266       $1,641         $ 643         $ 755         $1,651        $21,992
                                      =======       ======         =====         =====         ======        =======
Number of units outstanding*......      4,533          131            65            78            183          2,165
                                      -------       ------         -----         -----         ------        -------
Net asset value per unit
  outstanding*....................    $ 10.21       $12.49         $9.83         $9.64         $ 9.02        $ 10.16
                                      =======       ======         =====         =====         ======        =======

                                           MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------

                                         ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------
                                                                   EQUITY
                                    SMALL COMPANY     EQUITY      GROWTH &
                                       GROWTH         INCOME       INCOME
                                     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                    -------------   ----------   ----------
              ASSETS
Shares held in respective Funds...        448            292        1,190
                                       ======         ======      =======
Investments at cost...............     $3,651         $1,547      $ 7,510
                                       ======         ======      =======
Investments in respective Funds,
  at net asset value..............     $3,920         $1,512      $ 7,530
Amount due from MONY..............          0              0        5,512
Amount due from respective
  Funds...........................          0              0            0
                                       ------         ------      -------
         Total assets.............      3,920          1,512       13,042
                                       ------         ------      -------
           LIABILITIES
Amount due to MONY................          0              0            0
Amount due to respective Funds....          0              0        5,512
                                       ------         ------      -------
         Total liabilities........          0              0        5,512
                                       ------         ------      -------
Net assets........................     $3,920         $1,512      $ 7,530
                                       ======         ======      =======
Net assets consist of:
    Contractholders' net
      payments....................     $3,651         $1,545      $ 7,511
    Undistributed net investment
      income (loss)...............         (3)            (1)          (1)
    Accumulated net realized gain
      (loss) on investments.......          3              3            0
    Net unrealized appreciation
      (depreciation) of
      investments.................        269            (35)          20
                                       ------         ------      -------
Net assets........................     $3,920         $1,512      $ 7,530
                                       ======         ======      =======
Number of units outstanding*......        381            152          746
                                       ------         ------      -------
Net asset value per unit
  outstanding*....................     $10.30         $ 9.91      $ 10.09
                                       ======         ======      =======

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM ESTATE MASTER
                                        ----------------------------------------------------------------------------------
                                               ENTERPRISE           FIDELITY VARIABLE INSURANCE
                                           ACCUMULATION TRUST              PRODUCTS FUND             JANUS ASPEN SERIES
                                        -------------------------   ----------------------------   -----------------------
                                                                                     VIP III
                                          CAPITAL      MULTI-CAP        VIP           GROWTH       AGGRESSIVE
                                        APPRECIATION     GROWTH       GROWTH      OPPORTUNITIES      GROWTH      BALANCED
                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                        ------------   ----------   -----------   --------------   ----------   ----------
                ASSETS
Shares held in respective Funds.......      1,074           785           28              64            118           58
                                          =======       =======       ======          ======         ======       ======
Investments at cost...................    $ 8,598       $10,420       $1,464          $1,409         $6,490       $1,577
                                          =======       =======       ======          ======         ======       ======
Investments in respective Funds, at
  net asset value.....................    $ 8,652       $10,569       $1,443          $1,322         $6,583       $1,533
Amount due from MONY..................      3,675         3,675            0               0              0            0
Amount due from respective Funds......          0             8            0               0              8           27
                                          -------       -------       ------          ------         ------       ------
         Total assets.................     12,327        14,252        1,443           1,322          6,591        1,560
                                          -------       -------       ------          ------         ------       ------
             LIABILITIES
Amount due to MONY....................          0             8            0               0              8           27
Amount due to respective Funds........      3,675         3,676            0               0              1            0
                                          -------       -------       ------          ------         ------       ------
         Total liabilities............      3,675         3,684            0               0              9           27
                                          -------       -------       ------          ------         ------       ------
Net assets............................    $ 8,652       $10,568       $1,443          $1,322         $6,582       $1,533
                                          =======       =======       ======          ======         ======       ======
Net assets consist of:
    Contractholders' net payments.....    $ 8,610       $10,440       $1,308          $1,309         $6,009       $1,476
    Undistributed net investment
      income (loss)...................         (4)           (4)         158             105            509           97
    Accumulated net realized gain
      (loss) on investments...........         (8)          (17)          (2)             (5)           (29)           4
    Net unrealized appreciation
      (depreciation) of investments...         54           149          (21)            (87)            93          (44)
                                          -------       -------       ------          ------         ------       ------
Net assets............................    $ 8,652       $10,568       $1,443          $1,322         $6,582       $1,533
                                          =======       =======       ======          ======         ======       ======
Number of units outstanding*..........        881         1,141          132             131            722          147
                                          -------       -------       ------          ------         ------       ------
Net asset value per unit
  outstanding*........................    $  9.82       $  9.27       $10.97          $10.08         $ 9.11       $10.40
                                          =======       =======       ======          ======         ======       ======

                                                MONY CUSTOM ESTATE MASTER
                                        -----------------------------------------

                                           JANUS ASPEN SERIES          DREYFUS
                                        -------------------------   -------------

                                          CAPITAL      WORLDWIDE    DREYFUS STOCK
                                        APPRECIATION     GROWTH      INDEX FUND
                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                        ------------   ----------   -------------
                ASSETS
Shares held in respective Funds.......         85            88           251
                                           ======        ======        ======
Investments at cost...................     $2,700        $4,085        $9,663
                                           ======        ======        ======
Investments in respective Funds, at
  net asset value.....................     $2,703        $4,220        $9,561
Amount due from MONY..................          0             0             0
Amount due from respective Funds......          8             0             0
                                           ------        ------        ------
         Total assets.................      2,711         4,220         9,561
                                           ------        ------        ------
             LIABILITIES
Amount due to MONY....................          8             0             0
Amount due to respective Funds........          1             0             1
                                           ------        ------        ------
         Total liabilities............          9             0             1
                                           ------        ------        ------
Net assets............................     $2,702        $4,220        $9,560
                                           ======        ======        ======
Net assets consist of:
    Contractholders' net payments.....     $2,702        $4,017        $9,640
    Undistributed net investment
      income (loss)...................          8            57            21
    Accumulated net realized gain
      (loss) on investments...........        (11)           11             1
    Net unrealized appreciation
      (depreciation) of investments...          3           135          (102)
                                           ------        ------        ------
Net assets............................     $2,702        $4,220        $9,560
                                           ======        ======        ======
Number of units outstanding*..........        310           402           929
                                           ------        ------        ------
Net asset value per unit
  outstanding*........................     $ 8.71        $10.50        $10.29
                                           ======        ======        ======

---------------
* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                           MONY CUSTOM ESTATE MASTER
                       -------------------------------------------------------------------------------------------------
                           MONY SERIES
                           FUND, INC.                               ENTERPRISE ACCUMULATION TRUST
                       -------------------   ---------------------------------------------------------------------------
                              MONEY                               SMALL COMPANY                          INTERNATIONAL
                             MARKET               EQUITY              VALUE             MANAGED             GROWTH
                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                       -------------------   -----------------   ----------------   ----------------   -----------------
                         FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                       FEBRUARY 11, 2000**   JANUARY 4, 2000**   APRIL 10, 2000**   APRIL 10, 2000**   JANUARY 4, 2000**
                             THROUGH              THROUGH            THROUGH            THROUGH             THROUGH
                          JUNE 30, 2000        JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000       JUNE 30, 2000
                       -------------------   -----------------   ----------------   ----------------   -----------------
                           (UNAUDITED)          (UNAUDITED)        (UNAUDITED)        (UNAUDITED)         (UNAUDITED)
Dividend Income......        $1,006                $  0                $  0               $  0               $   0
Distribution from
  capital gain.......             0                   0                   0                  0                   0
Mortality and expense
  risk charges.......           (62)                 (3)                 (1)                 0                  (3)
                             ------                ----                ----               ----               -----
Net investment income
  (loss).............           944                  (3)                 (1)                 0                  (3)
                             ------                ----                ----               ----               -----
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
    (loss) on
    investments......             0                  16                  (2)                (2)                 (8)
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments......             0                 329                 (10)               (18)               (157)
                             ------                ----                ----               ----               -----
Net realized and
  unrealized gain
  (loss)
  on investments.....             0                 345                 (12)               (20)               (165)
                             ------                ----                ----               ----               -----
Net increase
  (decrease) in net
  assets resulting
  from operations....        $  944                $342                $(13)              $(20)              $(168)
                             ======                ====                ====               ====               =====

                                                MONY CUSTOM ESTATE MASTER
                       ----------------------------------------------------------------------------

                                              ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------------------
                                              SMALL COMPANY           EQUITY            EQUITY
                            GROWTH               GROWTH               INCOME        GROWTH & INCOME
                          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                       -----------------   -------------------   ----------------   ---------------
                        FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD    FOR THE PERIOD
                       JANUARY 4, 2000**   JANUARY 14, 2000**    APRIL 10, 2000**   MAY 30, 2000**
                            THROUGH              THROUGH             THROUGH            THROUGH
                         JUNE 30, 2000        JUNE 30, 2000       JUNE 30, 2000      JUNE 30, 2000
                       -----------------   -------------------   ----------------   ---------------
                          (UNAUDITED)          (UNAUDITED)         (UNAUDITED)        (UNAUDITED)
Dividend Income......        $  0                 $  0                 $  0               $ 0
Distribution from
  capital gain.......           0                    0                    0                 0
Mortality and expense
  risk charges.......          (8)                  (3)                  (1)               (1)
                             ----                 ----                 ----               ---
Net investment income
  (loss).............          (8)                  (3)                  (1)               (1)
                             ----                 ----                 ----               ---
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
    (loss) on
    investments......           1                    3                    3                 0
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments......         210                  269                  (35)               20
                             ----                 ----                 ----               ---
Net realized and
  unrealized gain
  (loss)
  on investments.....         211                  272                  (32)               20
                             ----                 ----                 ----               ---
Net increase
  (decrease) in net
  assets resulting
  from operations....        $203                 $269                 $(33)              $19
                             ====                 ====                 ====               ===

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                   MONY CUSTOM ESTATE MASTER
                       ----------------------------------------------------------------------------------
                                                                       FIDELITY VARIABLE INSURANCE
                            ENTERPRISE ACCUMULATION TRUST                     PRODUCTS FUND
                       ---------------------------------------   ----------------------------------------
                            CAPITAL             MULTI-CAP               VIP                VIP III
                          APPRECIATION            GROWTH              GROWTH         GROWTH OPPORTUNITIES
                           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                       ------------------   ------------------   -----------------   --------------------
                         FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD
                       JANUARY 14, 2000**   JANUARY 14, 2000**   JANUARY 4, 2000**    JANUARY 4, 2000**
                            THROUGH              THROUGH              THROUGH              THROUGH
                         JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000
                       ------------------   ------------------   -----------------   --------------------
                          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
Dividend income......         $ 0                  $  0                $  1                  $ 17
Distribution from
  capital gain.......           0                     0                 159                    90
Mortality and expense
  risk charges.......          (4)                   (4)                 (2)                   (2)
                              ---                  ----                ----                  ----
Net investment income
  (loss).............          (4)                   (4)                158                   105
                              ---                  ----                ----                  ----
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
    (loss) on
    investments......          (8)                  (17)                 (2)                   (5)
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments......          54                   149                 (21)                  (87)
                              ---                  ----                ----                  ----
Net realized and
  unrealized gain
  (loss) on
  investments........          46                   132                 (23)                  (92)
                              ---                  ----                ----                  ----
Net Increase
  (decrease) in net
  assets resulting
  from operations....         $42                  $128                $135                  $ 13
                              ===                  ====                ====                  ====

                                                         MONY CUSTOM ESTATE MASTER
                       ---------------------------------------------------------------------------------------------

                                                   JANUS ASPEN SERIES                                   DREYFUS
                       --------------------------------------------------------------------------   ----------------
                          AGGRESSIVE                              CAPITAL           WORLDWIDE           DREYFUS
                            GROWTH            BALANCED         APPRECIATION          GROWTH         STOCK INDEX FUND
                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                       ----------------   -----------------   ---------------   -----------------   ----------------
                        FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                       APRIL 7, 2000**    JANUARY 4, 2000**   APRIL 7, 2000**   JANUARY 4, 2000**    MAY 3, 2000**
                           THROUGH             THROUGH            THROUGH            THROUGH            THROUGH
                        JUNE 30, 2000       JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
                       ----------------   -----------------   ---------------   -----------------   ----------------
                         (UNAUDITED)         (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
Dividend income......        $349               $ 26               $  9               $ 15               $  23
Distribution from
  capital gain.......         163                 73                  1                 45                   0
Mortality and expense
  risk charges.......          (3)                (2)                (2)                (3)                 (2)
                             ----               ----               ----               ----               -----
Net investment income
  (loss).............         509                 97                  8                 57                  21
                             ----               ----               ----               ----               -----
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
    (loss) on
    investments......         (29)                 4                (11)                11                   1
  Net change in
    unrealized
    appreciation
    (depreciation) of
    investments......          93                (44)                 3                135                (102)
                             ----               ----               ----               ----               -----
Net realized and
  unrealized gain
  (loss) on
  investments........          64                (40)                (8)               146                (101)
                             ----               ----               ----               ----               -----
Net Increase
  (decrease) in net
  assets resulting
  from operations....        $573               $ 57               $  0               $203               $ (80)
                             ====               ====               ====               ====               =====

---------------
** Commencement of operations
                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    MONY CUSTOM ESTATE MASTER
                                -------------------------------------------------------------------------------------------------
                                    MONY SERIES
                                    FUND, INC.                               ENTERPRISE ACCUMULATION TRUST
                                -------------------   ---------------------------------------------------------------------------
                                       MONEY                               SMALL COMPANY                          INTERNATIONAL
                                      MARKET               EQUITY              VALUE             MANAGED             GROWTH
                                    SUBACCOUNT           SUBACCOUNT         SUBACCOUNT*         SUBACCOUNT         SUBACCOUNT
                                -------------------   -----------------   ----------------   ----------------   -----------------
                                  FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                FEBRUARY 11, 2000**   JANUARY 4, 2000**   APRIL 10, 2000**   APRIL 10, 2000**   JANUARY 4, 2000**
                                      THROUGH              THROUGH            THROUGH            THROUGH             THROUGH
                                   JUNE 30, 2000        JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000       JUNE 30, 2000
                                -------------------   -----------------   ----------------   ----------------   -----------------
                                    (UNAUDITED)          (UNAUDITED)        (UNAUDITED)        (UNAUDITED)         (UNAUDITED)
From operations:
Net investment income
 (loss).......................        $   944              $   (3)              $ (1)              $  0              $   (3)
Net realized gain (loss) on
 investments..................              0                  16                 (2)                (2)                 (8)
Net change in unrealized
 appreciation (depreciation)
 of investments...............              0                 329                (10)               (18)               (157)
                                      -------              ------               ----               ----              ------
Net increase (decrease) in net
 assets resulting from
 operations...................            944                 342                (13)               (20)               (168)
                                      -------              ------               ----               ----              ------
From unit transactions:
 Net proceeds from the
   issuance of units..........         47,085               1,428                690                858               1,972
 Net asset value of units
   redeemed or used to meet
   contract obligations.......         (1,763)               (129)               (34)               (83)               (153)
                                      -------              ------               ----               ----              ------
Net increase from unit
 transactions.................         45,322               1,299                656                775               1,819
                                      -------              ------               ----               ----              ------
Net increase in net assets....         46,266               1,641                643                755               1,651
Net assets beginning of
 period.......................              0                   0                  0                  0                   0
                                      -------              ------               ----               ----              ------
Net assets end of period*.....        $46,266              $1,641               $643               $755              $1,651
                                      =======              ======               ====               ====              ======
Unit transactions:
Units outstanding beginning of
 period.......................              0                   0                  0                  0                   0
Units issued during the
 period.......................          4,707                 143                 69                 87                 199
Units redeemed during the
 period.......................           (174)                (12)                (4)                (9)                (16)
                                      -------              ------               ----               ----              ------
Units outstanding end of
 period.......................          4,533                 131                 65                 78                 183
                                      =======              ======               ====               ====              ======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                                $   944              $   (3)              $ (1)              $  0              $   (3)
                                      =======              ======               ====               ====              ======
** Commencement of operations

                                                         MONY CUSTOM ESTATE MASTER
                                ----------------------------------------------------------------------------

                                                       ENTERPRISE ACCUMULATION TRUST
                                ----------------------------------------------------------------------------
                                                      SMALL COMPANY           EQUITY             EQUITY
                                     GROWTH               GROWTH              INCOME         GROWTH & INCOME
                                   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                -----------------   ------------------   -----------------   ---------------
                                 FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
                                JANUARY 4, 2000**   JANUARY 14, 2000**   APRIL 10, 2000**    MAY 30, 2000**
                                     THROUGH             THROUGH              THROUGH            THROUGH
                                  JUNE 30, 2000       JUNE 30, 2000        JUNE 30, 2000      JUNE 30, 2000
                                -----------------   ------------------   -----------------   ---------------
                                   (UNAUDITED)         (UNAUDITED)          (UNAUDITED)        (UNAUDITED)
From operations:
Net investment income
 (loss).......................       $    (8)             $   (3)             $   (1)            $   (1)
Net realized gain (loss) on
 investments..................             1                   3                   3                  0
Net change in unrealized
 appreciation (depreciation)
 of investments...............           210                 269                 (35)                20
                                     -------              ------              ------             ------
Net increase (decrease) in net
 assets resulting from
 operations...................           203                 269                 (33)                19
                                     -------              ------              ------             ------
From unit transactions:
 Net proceeds from the
   issuance of units..........        22,237               3,808               1,716              7,541
 Net asset value of units
   redeemed or used to meet
   contract obligations.......          (448)               (157)               (171)               (30)
                                     -------              ------              ------             ------
Net increase from unit
 transactions.................        21,789               3,651               1,545              7,511
                                     -------              ------              ------             ------
Net increase in net assets....        21,992               3,920               1,512              7,530
Net assets beginning of
 period.......................             0                   0                   0                  0
                                     -------              ------              ------             ------
Net assets end of period*.....       $21,992              $3,920              $1,512             $7,530
                                     =======              ======              ======             ======
Unit transactions:
Units outstanding beginning of
 period.......................             0                   0                   0                  0
Units issued during the
 period.......................         2,210                 396                 169                749
Units redeemed during the
 period.......................           (45)                (15)                (17)                (3)
                                     -------              ------              ------             ------
Units outstanding end of
 period.......................         2,165                 381                 152                746
                                     =======              ======              ======             ======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                               $    (8)             $   (3)             $   (1)            $   (1)
                                     =======              ======              ======             ======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                           MONY CUSTOM ESTATE MASTER
                               ----------------------------------------------------------------------------------
                                                                               FIDELITY VARIABLE INSURANCE
                                    ENTERPRISE ACCUMULATION TRUST                     PRODUCTS FUND
                               ---------------------------------------   ----------------------------------------
                                    CAPITAL             MULTI-CAP               VIP                VIP III
                                  APPRECIATION            GROWTH              GROWTH         GROWTH OPPORTUNITIES
                                   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                               ------------------   ------------------   -----------------   --------------------
                                 FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD
                               JANUARY 14, 2000**   JANUARY 14, 2000**   JANUARY 4, 2000**    JANUARY 4, 2000**
                                    THROUGH              THROUGH              THROUGH              THROUGH
                                 JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000
                               ------------------   ------------------   -----------------   --------------------
                                  (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
From operations:
Net investment income
 (loss)......................        $   (4)             $    (4)             $  158                $  105
Net realized gain (loss) on
 investments.................            (8)                 (17)                 (2)                   (5)
Net change in unrealized
 appreciation (depreciation)
 of investments..............            54                  149                 (21)                  (87)
                                     ------              -------              ------                ------
Net increase (decrease) in
 net assets resulting from
 operations..................            42                  128                 135                    13
                                     ------              -------              ------                ------
From unit transactions:
 Net proceeds from the
   issuance of units.........         8,805               10,664               1,428                 1,427
 Net asset value of units
   redeemed or used to meet
   contract obligations......          (195)                (224)               (120)                 (118)
                                     ------              -------              ------                ------
Net increase from unit
 transactions................         8,610               10,440               1,308                 1,309
                                     ------              -------              ------                ------
Net increase in net assets...         8,652               10,568               1,443                 1,322
Net assets beginning of
 period......................             0                    0                   0                     0
                                     ------              -------              ------                ------
Net assets end of period*....        $8,652              $10,568              $1,443                $1,322
                                     ======              =======              ======                ======
Unit transactions:
Units outstanding beginning
 of period...................             0                    0                   0                     0
Units issued during the
 period......................           901                1,165                 143                   143
Units redeemed during the
 period......................           (20)                 (24)                (11)                  (12)
                                     ------              -------              ------                ------
Units outstanding end of
 period......................           881                1,141                 132                   131
                                     ======              =======              ======                ======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                               $   (4)             $    (4)             $  158                $  105
                                     ======              =======              ======                ======
** Commencement of operations

                                                                 MONY CUSTOM ESTATE MASTER
                               ---------------------------------------------------------------------------------------------

                                                           JANUS ASPEN SERIES                                   DREYFUS
                               --------------------------------------------------------------------------   ----------------
                                 AGGRESSIVE                              CAPITAL           WORLDWIDE            DREYFUS
                                   GROWTH            BALANCED         APPRECIATION           GROWTH         STOCK INDEX FUND
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                               ---------------   -----------------   ---------------   ------------------   ----------------
                               FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD
                               APRIL 7, 2000**   JANUARY 4, 2000**   APRIL 7, 2000**   JANUARY 4, 2000**     MAY 3, 2000***
                                   THROUGH            THROUGH            THROUGH            THROUGH             THROUGH
                                JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000       JUNE 30, 2000
                               ---------------   -----------------   ---------------   ------------------   ----------------
                                 (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)         (UNAUDITED)
From operations:
Net investment income
 (loss)......................      $  509             $   97             $    8              $   57              $   21
Net realized gain (loss) on
 investments.................         (29)                 4                (11)                 11                   1
Net change in unrealized
 appreciation (depreciation)
 of investments..............          93                (44)                 3                 135                (102)
                                   ------             ------             ------              ------              ------
Net increase (decrease) in
 net assets resulting from
 operations..................         573                 57                  0                 203                 (80)
                                   ------             ------             ------              ------              ------
From unit transactions:
 Net proceeds from the
   issuance of units.........       6,173              1,622              2,775               4,203               9,666
 Net asset value of units
   redeemed or used to meet
   contract obligations......        (164)              (146)               (73)               (186)                (26)
                                   ------             ------             ------              ------              ------
Net increase from unit
 transactions................       6,009              1,476              2,702               4,017               9,640
                                   ------             ------             ------              ------              ------
Net increase in net assets...       6,582              1,533              2,702               4,220               9,560
Net assets beginning of
 period......................           0                  0                  0                   0                   0
                                   ------             ------             ------              ------              ------
Net assets end of period*....      $6,582             $1,533             $2,702              $4,220              $9,560
                                   ======             ======             ======              ======              ======
Unit transactions:
Units outstanding beginning
 of period...................           0                  0                  0                   0                   0
Units issued during the
 period......................         741                161                318                 419                 932
Units redeemed during the
 period......................         (19)               (14)                (8)                (17)                 (3)
                                   ------             ------             ------              ------              ------
Units outstanding end of
 period......................         722                147                310                 402                 929
                                   ======             ======             ======              ======              ======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                             $  509             $   97             $    8              $   57              $   21
                                   ======             ======             ======              ======              ======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Eighteen subaccounts of the MONY Custom Estate Master commenced operations as of June 30, 2000 The Funds are registered under the 1940 Act as an open end, diversified, management investment companies The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master Subaccounts for the period ended June 30, 2000 aggregated $4,223.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 were as follows:

                                                          COST OF SHARES    PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
         -------------------------------------            --------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio..................................     $47,085           $1,819
Enterprise Accumulation Trust
Equity Portfolio........................................       1,428              132
Small Company Value Portfolio...........................         690               35
Managed Portfolio.......................................         858               83
International Growth Portfolio..........................       1,972              156
Growth Portfolio........................................      22,237              455
Small Company Growth Portfolio..........................       3,808              160
Equity Income Portfolio.................................       1,716              172
Capital Appreciation Portfolio..........................       8,805              199
Multi-Cap Growth Portfolio..............................      10,664              227
Growth & Income Portfolio...............................       7,541               31
Insurance Products Funds
VIP Growth Portfolio....................................       1,428              122
VIP III Growth Opportunities Portfolio..................       1,428              120
Janus Aspen Series
Aggressive Growth Portfolio.............................       6,173              166
Balanced Portfolio......................................       1,622              148
Capital Appreciation Portfolio..........................       2,775               74
Worldwide Growth Portfolio..............................       4,203              189
Dreyfus
Stock Index Portfolio...................................       9,666               26

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                               MONYVESTOR
                                                    -----------------------------------------------------------------
                                                                         MONY SERIES FUND, INC.
                                                    -----------------------------------------------------------------
                                                      EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                                      GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    ----------   ----------   ------------   -----------   ----------
                      ASSETS
Shares held in respective Funds...................      4,419        6,013        3,297          9,753       57,852
                                                     ========     ========      =======       ========      =======
Investments at cost...............................   $154,210     $150,735      $36,283       $180,356      $59,044
                                                     ========     ========      =======       ========      =======
Investments in respective Funds at net asset
  value...........................................   $215,976     $134,241      $35,695       $224,569      $59,044
                                                     --------     --------      -------       --------      -------
          Total assets............................    215,976      134,241       35,695        224,569       59,044
                                                     --------     --------      -------       --------      -------
                   LIABILITIES
Amount due to MONY America........................         71           44           12             74           20
                                                     --------     --------      -------       --------      -------
          Total liabilities.......................         71           44           12             74           20
                                                     --------     --------      -------       --------      -------
Net assets........................................   $215,905     $134,197      $35,683       $224,495      $59,024
                                                     ========     ========      =======       ========      =======
Net assets consist of:
  Contractholders' net payments...................   $  9,856     $(19,707)     $10,179       $ 16,775      $31,919
  Undistributed net investment income.............    102,624      125,126       27,234        145,688       27,105
  Accumulated net realized gain (loss) on
     investments..................................     41,659       45,272       (1,142)        17,819            0
  Net unrealized appreciation (depreciation) of
     investments..................................     61,766      (16,494)        (588)        44,213            0
                                                     --------     --------      -------       --------      -------
Net assets........................................   $215,905     $134,197      $35,683       $224,495      $59,024
                                                     ========     ========      =======       ========      =======
Number of units outstanding*......................      2,889        2,855        1,692          4,302        3,336
                                                     --------     --------      -------       --------      -------
Net asset value per unit outstanding*.............   $  74.74     $  47.01      $ 21.09       $  52.19      $ 17.69
                                                     ========     ========      =======       ========      =======

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                      MONYVESTOR
                                           -----------------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                           -----------------------------------------------------------------
                                             EQUITY       EQUITY     INTERMEDIATE                   MONEY
                                             GROWTH       INCOME      TERM BOND     DIVERSIFIED     MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------   ----------   ------------   -----------   ----------
Dividend income..........................   $      0     $  2,360      $ 2,166       $    867       $1,644
Distribution from capital gains..........     46,079       19,452            0         36,334            0
Mortality and expense risk charges.......       (904)        (570)        (150)          (943)        (248)
                                            --------     --------      -------       --------       ------
Net investment income....................     45,175       21,242        2,016         36,258        1,396
                                            --------     --------      -------       --------       ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments.........................      1,437          296          (23)           749            0
  Net change in unrealized depreciation
     of investments......................    (44,438)     (27,423)      (1,528)       (35,139)           0
                                            --------     --------      -------       --------       ------
Net realized and unrealized loss on
  investments............................    (43,001)     (27,127)      (1,551)       (34,390)           0
                                            --------     --------      -------       --------       ------
Net increase (decrease) in net assets
  resulting from operations..............   $  2,174     $ (5,885)     $   465       $  1,868       $1,396
                                            ========     ========      =======       ========       ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        MONYVESTOR
                                  ---------------------------------------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                  ---------------------------------------------------------------------------------------
                                         EQUITY GROWTH                 EQUITY INCOME               INTERMEDIATE TERM
                                          SUBACCOUNT                    SUBACCOUNT                  BOND SUBACCOUNT
                                  ---------------------------   ---------------------------   ---------------------------
                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      2000           1999           2000           1999           2000           1999
                                  ------------   ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
Net investment income...........    $ 45,175       $ 12,460       $ 21,242       $ 23,192       $ 2,016        $ 1,388
Net realized gain (loss) on
  investments...................       1,437          1,830            296            662           (23)             1
Net change in unrealized
  appreciation (depreciation) of
  investments...................     (44,438)        43,675        (27,423)       (14,437)       (1,528)        (1,611)
                                    --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
  assets resulting from
  operations....................       2,174         57,965         (5,885)         9,417           465           (222)
                                    --------       --------       --------       --------       -------        -------
From unit transactions:
  Net proceeds from the issuance
    of units....................           0            380              0            111             0            312
  Net asset value of units
    redeemed or used to meet
    contract obligations........      (1,159)        (1,077)          (702)          (687)         (438)          (503)
                                    --------       --------       --------       --------       -------        -------
Net decrease from unit
  transactions..................      (1,159)          (697)          (702)          (576)         (438)          (191)
                                    --------       --------       --------       --------       -------        -------
Net increase (decrease) in net
  assets........................       1,015         57,268         (6,587)         8,841            27           (413)
Net assets beginning of
  period........................     214,890        157,622        140,784        131,943        35,656         36,069
                                    --------       --------       --------       --------       -------        -------
Net assets end of period*.......    $215,905       $214,890       $134,197       $140,784       $35,683        $35,656
                                    ========       ========       ========       ========       =======        =======
Unit Transactions:
Units outstanding beginning of
  period........................       2,905          2,915          2,869          2,881         1,713          1,722
Units issued during the
  period........................           0              8              0              3             0             15
Units redeemed during the
  period........................         (16)           (18)           (14)           (15)          (21)           (24)
                                    --------       --------       --------       --------       -------        -------
Units outstanding end of
  period........................       2,889          2,905          2,855          2,869         1,692          1,713
                                    ========       ========       ========       ========       =======        =======
---------------
* Includes undistributed net
  investment income of:             $102,624       $ 57,449       $125,126       $103,884       $27,234        $25,218
                                    ========       ========       ========       ========       =======        =======

                                                         MONYVESTOR
                                  ---------------------------------------------------------
                                                   MONY SERIES FUND, INC.
                                  ---------------------------------------------------------
                                          DIVERSIFIED                  MONEY MARKET
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                  FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                  MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                      2000           1999           2000           1999
                                  ------------   ------------   ------------   ------------
                                  (UNAUDITED)                   (UNAUDITED)
From operations:
Net investment income...........    $ 36,258       $ 21,540       $ 1,396        $ 2,282
Net realized gain (loss) on
  investments...................         749          1,518             0              0
Net change in unrealized
  appreciation (depreciation) of
  investments...................     (35,139)        28,033             0              0
                                    --------       --------       -------        -------
Net increase (decrease) in net
  assets resulting from
  operations....................       1,868         51,091         1,396          2,282
                                    --------       --------       -------        -------
From unit transactions:
  Net proceeds from the issuance
    of units....................           0            240             0            155
  Net asset value of units
    redeemed or used to meet
    contract obligations........        (926)        (1,797)         (202)          (223)
                                    --------       --------       -------        -------
Net decrease from unit
  transactions..................        (926)        (1,557)         (202)           (68)
                                    --------       --------       -------        -------
Net increase (decrease) in net
  assets........................         942         49,534         1,194          2,214
Net assets beginning of
  period........................     223,553        174,019        57,830         55,616
                                    --------       --------       -------        -------
Net assets end of period*.......    $224,495       $223,553       $59,024        $57,830
                                    ========       ========       =======        =======
Unit Transactions:
Units outstanding beginning of
  period........................       4,320          4,353         3,348          3,352
Units issued during the
  period........................           0             10             0              9
Units redeemed during the
  period........................         (18)           (43)          (12)           (13)
                                    --------       --------       -------        -------
Units outstanding end of
  period........................       4,302          4,320         3,336          3,348
                                    ========       ========       =======        =======
---------------
* Includes undistributed net
  investment income of:             $145,688       $109,430       $27,105        $25,709
                                    ========       ========       =======        =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     There are currently six MONYVestor subaccounts available within the Variable Account. One of the subaccounts has no assets and each of the remaining five subaccounts invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all MONYVestor subaccounts for the six months ended June 30, 2000 aggregated $3,313.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from redemption of shares for each subaccount during the six months ended June 30, 2000 were as follows:

                                                           COST OF SHARES    PROCEEDS FROM
MONYVESTOR SUBACCOUNTS                                        ACQUIRED      SHARES REDEEMED
----------------------                                     --------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio..................................        $0             $2,071
Equity Income Portfolio..................................         0              1,281
Intermediate Term Bond Portfolio.........................         0                590
Diversified Portfolio....................................         0              1,877
Money Market Portfolio...................................         0                452

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                     MONYVESTOR
                                                              ------------------------
                                                               MONY SERIES FUND, INC.
                                                              ------------------------
                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
                           ASSETS
Shares held in respective Funds.............................     3,572          6,927
                                                               =======      =========
Investments at cost.........................................   $65,670      $ 110,457
                                                               =======      =========
Investments in respective Funds, at net asset value.........   $67,332      $ 134,530
                                                               -------      ---------
          Total assets......................................    67,332        134,530
                                                               -------      ---------
                        LIABILITIES
Amount due to MONY..........................................        22             45
                                                               -------      ---------
Net assets..................................................   $67,310      $ 134,485
                                                               =======      =========
Net assets consist of:
  Contractholders' net payments.............................   $14,333      $(208,899)
  Undistributed net investment income.......................    47,799        204,565
  Accumulated net realized gains (loss) on investments......     3,516        114,746
  Net unrealized appreciation (depreciation) of
     investments............................................     1,662         24,073
                                                               -------      ---------
Net assets..................................................   $67,310      $ 134,485
                                                               =======      =========
Number of units outstanding*................................     1,516          2,757
                                                               -------      ---------
Net asset value per unit outstanding*.......................   $ 44.39      $   48.78
                                                               =======      =========
---------------
* Units outstanding have been rounded for presentation
  purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                     MONYVESTOR
                                                              ------------------------
                                                               MONY SERIES FUND, INC.
                                                              ------------------------
                                                                EQUITY
                                                                INCOME     DIVERSIFIED
                                                              SUBACCOUNT   SUBACCOUNT
                                                              ----------   -----------
Dividend income.............................................   $  1,182     $    519
Distribution from capital gains.............................      9,743       21,734
Mortality and expense risk charges..........................       (282)        (558)
                                                               --------     --------
Net investment income.......................................     10,643       21,695
                                                               --------     --------
Realized and unrealized gain (loss) on investments:
  Net realized gain on investments..........................         98          262
  Net change in unrealized depreciation of investments......    (13,678)     (20,831)
                                                               --------     --------
Net realized and unrealized loss on investments.............    (13,580)     (20,569)
                                                               --------     --------
Net increase (decrease) in net assets resulting from
  operations................................................   $ (2,937)    $  1,126
                                                               ========     ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      MONYVESTOR
                                               ---------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                               ---------------------------------------------------------
                                                      EQUITY INCOME                  DIVERSIFIED
                                                       SUBACCOUNT                    SUBACCOUNT
                                               ---------------------------   ---------------------------
                                               FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                               MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                 JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                   2000           1999           2000           1999
                                               ------------   ------------   ------------   ------------
                                               (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income......................    $ 10,643       $11,591        $ 21,695       $ 12,820
  Net realized gain on investments...........          98           380             262            612
  Net change in unrealized appreciation
     (depreciation) of investments...........     (13,678)       (7,277)        (20,831)        17,031
                                                 --------       -------        --------       --------
Net increase (decrease) in net assets
  resulting from operations..................      (2,937)        4,694           1,126         30,463
                                                 --------       -------        --------       --------
From unit transactions:
Net asset value of units redeemed or used to
  meet contract obligations..................         (48)         (322)           (182)          (585)
                                                 --------       -------        --------       --------
Net decrease from unit transactions..........         (48)         (322)           (182)          (585)
                                                 --------       -------        --------       --------
Net increase (decrease) in net assets........      (2,985)        4,372             944         29,878
Net assets beginning of period...............      70,295        65,923         133,541        103,663
                                                 --------       -------        --------       --------
Net assets end of period*....................    $ 67,310       $70,295        $134,485       $133,541
                                                 ========       =======        ========       ========
Unit transactions:
Units outstanding beginning of period........       1,517         1,525           2,761          2,774
Units redeemed during the period.............          (1)           (8)             (4)           (13)
                                                 --------       -------        --------       --------
Units outstanding end of period..............       1,516         1,517           2,757          2,761
                                                 ========       =======        ========       ========
---------------
* Includes undistributed net investment
  income of:                                     $ 47,799       $37,156        $204,565       $182,870
                                                 ========       =======        ========       ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option policies (MONYVestor). These policies are issued by MONY.

     There are currently six MONYVestor subaccounts available within the Variable Account. Four of the subaccounts have no assets and the remaining two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company and is affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios of the Fund is stated at value which is the net asset value of the respective portfolio as reported by such portfolios. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Fund.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Fund are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Fund determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Investment income includes distributions of dividends and net realized gains received from the respective portfolios of the Fund. Investment income received is reinvested in additional shares of the respective portfolios of the Fund.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for any premium taxes.

                                      MONY

                               VARIABLE ACCOUNT S

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS: (CONTINUED)
     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for the six months ended June 30, 2000 aggregated $230.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85% of the average daily net assets of the respective subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as the investment adviser to the Fund, it receives amounts paid by the Fund for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2000 were as follows:

                                                              COST OF SHARES      PROCEEDS FROM
MONYVESTOR SUBACCOUNTS                                           ACQUIRED        SHARES REDEEMED
----------------------                                        ---------------    ---------------
MONY Series Fund, Inc.
Equity Income Portfolio.....................................        $0                $334
Diversified Portfolio.......................................         0                 744

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                            MONYMASTER
                                 ------------------------------------------------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                   EQUITY        EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT
                                   GROWTH        INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES
                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                 -----------   ----------   ------------   -----------   -----------   ------------   -----------
            ASSETS
Shares held in respective
  Funds........................       24,343       46,197     2,545,974      3,338,911       75,152     117,973,129     2,114,831
                                 ===========   ==========   ===========    ===========   ==========    ============   ===========
Investments at cost............  $   978,370   $1,084,534   $28,021,443    $44,811,942   $1,420,307    $117,973,129   $23,249,831
                                 ===========   ==========   ===========    ===========   ==========    ============   ===========
Investments in respective
  Funds, at net asset value....  $   947,438   $  870,819   $26,325,371    $40,400,827   $1,459,454    $117,973,129   $22,417,204
Amount due from MONY America...            0            0            84            501            0             644           466
Amount due from respective
  Funds........................          489          979       153,949        301,626           60          78,626       128,669
                                 -----------   ----------   -----------    -----------   ----------    ------------   -----------
         Total assets..........      947,927      871,798    26,479,404     40,702,954    1,459,514     118,052,399    22,546,339
                                 -----------   ----------   -----------    -----------   ----------    ------------   -----------
          LIABILITIES
Amount due to MONY America.....          947        1,402       166,687        321,227          768         135,775       139,615
Amount due to respective
  Funds........................            0            0            84            501            0             644           466
                                 -----------   ----------   -----------    -----------   ----------    ------------   -----------
         Total liabilities.....          947        1,402       166,771        321,728          768         136,419       140,081
                                 -----------   ----------   -----------    -----------   ----------    ------------   -----------
Net assets.....................  $   946,980   $  870,396   $26,312,633    $40,381,226   $1,458,746    $117,915,980   $22,406,258
                                 ===========   ==========   ===========    ===========   ==========    ============   ===========
Net assets consist of:
  Contractholders' net
    payments...................  $(1,037,615)  $ (694,715)  $16,408,690    $22,144,894   $ (971,627)   $ 82,520,669   $18,994,522
  Undistributed net investment
    income.....................      758,753    1,034,718    10,785,354     20,762,894    1,460,791      35,395,311     3,242,679
  Accumulated net realized gain
    (loss) on investments......    1,256,774      744,108       814,661      1,884,553      930,435               0     1,001,684
  Net unrealized appreciation
    (depreciation) of
    investments................      (30,932)    (213,715)   (1,696,072)    (4,411,115)      39,147               0      (832,627)
                                 -----------   ----------   -----------    -----------   ----------    ------------   -----------
Net assets.....................  $   946,980   $  870,396   $26,312,633    $40,381,226   $1,458,746    $117,915,980   $22,406,258
                                 ===========   ==========   ===========    ===========   ==========    ============   ===========
Number of units outstanding*...       13,924       20,001     1,341,256      1,702,887       30,477       7,062,020     1,751,306
                                 -----------   ----------   -----------    -----------   ----------    ------------   -----------
Net asset value per unit
  outstanding*.................  $     68.01   $    43.52   $     19.62    $     23.71   $    47.86    $      16.70   $     12.79
                                 ===========   ==========   ===========    ===========   ==========    ============   ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                    VALUEMASTER
                                        --------------------------------------------------------------------
                                                                      OCC ACCUMULATION TRUST
                                                      ------------------------------------------------------
                                           MONEY       GOVERNMENT
                                          MARKET         INCOME         EQUITY     SMALL CAP      MANAGED
                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                        -----------   -------------   ----------   ----------   ------------
                ASSETS
Shares held in respective Funds.......   1,484,781         60,878         41,680      37,798         444,423
                                        ==========     ==========     ==========   =========    ============
Investments at cost...................  $1,484,781     $  645,070     $1,461,925   $ 872,164    $ 17,374,575
                                        ==========     ==========     ==========   =========    ============
Investments in respective Funds, at
  net asset value.....................  $1,484,781     $  612,436     $1,289,158   $ 957,813    $ 16,972,514
Dividends Receivable..................                      1,296
                                        ----------     ----------     ----------   ---------    ------------
          Total assets................  $1,484,781        613,732      1,289,158     957,813      16,972,514
                                        ----------     ----------     ----------   ---------    ------------
             LIABILITIES
Amount Due to MONY America............         731            293            623         631           8,420
                                        ----------     ----------     ----------   ---------    ------------
          Total liabilities...........         731            293            623         631           8,420
                                        ----------     ----------     ----------   ---------    ------------
Net Assets............................  $1,484,050     $  613,439     $1,288,535   $ 957,182    $ 16,964,094
                                        ==========     ==========     ==========   =========    ============
Net assets consist of:
  Contractholders' net payments.......  $  965,507     $ (808,945)    $ (996,406)  $(355,593)   $(16,998,024)
  Undistributed net investment
     income...........................     518,543      1,396,443        489,743     277,792       5,751,316
  Accumulated net realized gain (loss)
     on investments...................           0         58,575      1,967,965     949,334      28,612,863
  Net unrealized appreciation
     (depreciation) of investments....           0        (32,634)      (172,767)     85,649        (402,061)
                                        ----------     ----------     ----------   ---------    ------------
Net assets............................  $1,484,050     $  613,439     $1,288,535   $ 957,182    $ 16,964,094
                                        ==========     ==========     ==========   =========    ============
Number of units outstanding*..........      97,317         33,684         30,012      28,141         313,934
                                        ----------     ----------     ----------   ---------    ------------
Net asset value per unit
  outstanding*........................  $    15.25     $    18.21     $    42.93   $   34.01    $      54.04
                                        ==========     ==========     ==========   =========    ============

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                  MONYMASTER
                                  ---------------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------------------------------
                                                 SMALL COMPANY                    INTERNATIONAL   HIGH YIELD
                                     EQUITY          VALUE          MANAGED          GROWTH          BOND
                                   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                  ------------   -------------   --------------   -------------   -----------
             ASSETS
Shares held in respective
  Funds.........................     8,453,592      7,274,613        33,516,164      7,323,437      8,093,273
                                  ============   ============    ==============    ===========    ===========
Investments at cost.............  $308,270,852   $203,619,419    $1,304,322,571    $58,251,199    $42,461,239
                                  ============   ============    ==============    ===========    ===========
Investments in respective Funds,
  at net asset value............  $383,962,140   $229,077,578    $1,183,455,748    $60,198,651    $38,928,641
Amount due from MONY America....         7,309          7,242            15,654            252            495
Amount due from respective
  Funds.........................     1,153,089        727,792         2,979,104        138,925         97,087
                                  ------------   ------------    --------------    -----------    -----------
          Total assets..........   385,122,538    229,812,612     1,186,450,506     60,337,828     39,026,223
                                  ------------   ------------    --------------    -----------    -----------
          LIABILITIES
Amount due to MONY America......     1,337,137        839,136         3,558,779        168,317        116,011
Amount due to respective
  Funds.........................         7,309          7,242            15,654            252            495
                                  ------------   ------------    --------------    -----------    -----------
          Total liabilities.....     1,344,446        846,378         3,574,433        168,569        116,506
                                  ------------   ------------    --------------    -----------    -----------
Net assets......................  $383,778,092   $228,966,234    $1,182,876,073    $60,169,259    $38,909,717
                                  ============   ============    ==============    ===========    ===========
Net assets consist of:
  Contractholders' net
     payments...................  $ 68,786,781   $ 22,360,517    $  (91,500,943)   $30,371,957    $27,855,751
  Undistributed net investment
     income.....................    67,578,008     74,325,729       626,720,297      4,962,293     20,422,882
  Accumulated net realized gain
     (loss) on investments......   171,722,015    106,821,829       768,523,542     22,887,557     (5,836,319)
  Net Unrealized appreciation
     (depreciation) of
     investments................    75,691,288     25,458,159      (120,866,823)     1,947,452     (3,532,597)
                                  ------------   ------------    --------------    -----------    -----------
Net assets......................  $383,778,092   $228,966,234    $1,182,876,073    $60,169,259    $38,909,717
                                  ============   ============    ==============    ===========    ===========
Number of units outstanding*....     6,425,296      4,592,994        20,166,371      3,311,674      2,593,995
                                  ------------   ------------    --------------    -----------    -----------
Net asset Value per unit
  outstanding*..................  $      59.73   $      49.85    $        58.66    $     18.17    $     15.00
                                  ============   ============    ==============    ===========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                              MONYMASTER
                                     --------------------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                     --------------------------------------------------------------------------------------------
                                       EQUITY       EQUITY     INTERMEDIATE    LONG TERM                    MONEY      GOVERNMENT
                                       GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED     MARKET     SECURITIES
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ----------   ----------   ------------   -----------   -----------   ----------   ----------
Dividend income....................  $       0    $  15,583    $ 1,840,012    $ 3,329,261    $   5,586    $4,070,051   $1,551,574
Distribution from capital gains....    205,390      128,467              0              0      233,979             0          410
Mortality and expense risk
  charges..........................     (6,531)      (5,619)      (185,818)      (292,280)      (9,087)     (904,677)    (167,276)
                                     ---------    ---------    -----------    -----------    ---------    ----------   ----------
Net investment income..............    198,859      138,431      1,654,194      3,036,981      230,478     3,165,374    1,384,708
                                     ---------    ---------    -----------    -----------    ---------    ----------   ----------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
     investments...................    102,114       14,825       (434,007)    (2,653,211)      17,173             0     (463,777)
  Net change in unrealized
     appreciation (depreciation) of
     investments...................   (291,563)    (197,551)      (930,792)     1,849,645     (238,339)            0     (348,049)
                                     ---------    ---------    -----------    -----------    ---------    ----------   ----------
Net realized and unrealized loss on
  investments......................   (189,449)    (182,726)    (1,364,799)      (803,566)    (221,166)            0     (811,826)
                                     ---------    ---------    -----------    -----------    ---------    ----------   ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $   9,410    $ (44,295)   $   289,395    $ 2,233,415    $   9,312    $3,165,374   $  572,882
                                     =========    =========    ===========    ===========    =========    ==========   ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                            VALUEMASTER
                               ----------------------------------------------------------------------
                                                              OCC ACCUMULATION TRUST
                                             --------------------------------------------------------
                                 MONEY       US GOVERNMENT
                                 MARKET         INCOME          EQUITY      SMALL CAP       MANAGED
                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                               ----------    -------------    ----------    ----------    -----------
Dividend income..............   $42,483        $ 15,828       $  11,645      $  9,210     $   286,198
Distribution from capital
  gains......................         0               0         150,421             0       1,598,106
Mortality and expense risk
  charges....................    (9,399)         (3,911)         (9,077)       (9,495)       (122,994)
                                -------        --------       ---------      --------     -----------
Net investment income
  (loss).....................    33,084          11,917         152,989          (285)      1,761,310
                                -------        --------       ---------      --------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments.............         0         (14,263)         61,843        49,965       1,534,685
  Net change in unrealized
     appreciation
     (depreciation) of
     investments.............         0          16,759        (317,112)       98,873      (4,160,406)
                                -------        --------       ---------      --------     -----------
Net realized and unrealized
  gain (loss) on
  investments................         0           2,496        (255,269)      148,838      (2,625,721)
                                -------        --------       ---------      --------     -----------
Net increase (decrease) in
  net assets resulting from
  operations.................   $33,084        $ 14,413       $(102,280)     $148,553     $  (864,411)
                                =======        ========       =========      ========     ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                               MONYMASTER
                                ------------------------------------------------------------------------
                                                     ENTERPRISE ACCUMULATION TRUST
                                ------------------------------------------------------------------------
                                              SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                  EQUITY          VALUE         MANAGED         GROWTH          BOND
                                SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                -----------   -------------   ------------   -------------   -----------
Dividend income...............  $         0    $         0    $          0   $          0    $ 2,226,565
Distribution from capital
  gains.......................            0              0               0              0              0
Mortality and expense risk
  charges.....................   (2,506,279)    (1,675,822)     (8,810,426)      (450,280)      (292,178)
                                -----------    -----------    ------------   ------------    -----------
Net investment income
  (loss)......................   (2,506,279)    (1,675,822)     (8,810,426)      (450,280)     1,934,387
                                -----------    -----------    ------------   ------------    -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..............   16,803,627      8,110,134     (89,916,661)     9,480,666     (3,294,920)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............   48,930,100     (8,784,561)     41,513,123    (18,386,231)       773,496
                                -----------    -----------    ------------   ------------    -----------
Net realized and unrealized
  gain (loss) on
  investments.................   65,733,727       (674,427)    (48,403,538)    (8,905,565)    (2,521,424)
                                -----------    -----------    ------------   ------------    -----------
Net increase (decrease) in net
  assets resulting from
  operations..................  $63,227,448    $(2,350,249)   $(57,213,964)  $ (9,355,845)   $  (587,037)
                                ===========    ===========    ============   ============    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        MONYMASTER
                                                 ---------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                                 ---------------------------------------------------------
                                                        EQUITY GROWTH                 EQUITY INCOME
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 ---------------------------   ---------------------------
                                                 FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                 MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                     2000           1999           2000           1999
                                                 ------------   ------------   ------------   ------------
                                                 (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income........................   $  198,859     $  106,241     $  138,431     $  190,522
  Net realized gain (loss) on investments......      102,114        547,933         14,825        201,622
  Net change in unrealized appreciation
    (depreciation) of investments..............     (291,563)      (220,215)      (197,551)      (309,904)
                                                  ----------     ----------     ----------     ----------
Net increase (decrease) in net assets resulting
  from operations..............................        9,410        433,959        (44,295)        82,240
                                                  ----------     ----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance of units......        1,825        113,679          1,358         23,855
  Net asset value of units redeemed or used to
    meet contract obligations..................     (297,232)      (890,715)      (127,425)      (349,667)
                                                  ----------     ----------     ----------     ----------
Net decrease from unit transactions............     (295,407)      (777,036)      (126,067)      (325,812)
                                                  ----------     ----------     ----------     ----------
Net decrease in net assets.....................     (285,997)      (343,077)      (170,362)      (243,572)
Net assets beginning of period.................    1,232,977      1,576,054      1,040,758      1,284,330
                                                  ----------     ----------     ----------     ----------
Net assets end of period*......................   $  946,980     $1,232,977     $  870,396     $1,040,758
                                                  ==========     ==========     ==========     ==========
Unit transactions:
Units outstanding beginning of period..........       18,277         31,847         22,870         30,115
Units issued during the period.................           27          1,784             32            425
Units redeemed during the period...............       (4,380)       (15,354)        (2,901)        (7,670)
                                                  ----------     ----------     ----------     ----------
Units outstanding end of period................       13,924         18,277         20,001         22,870
                                                  ==========     ==========     ==========     ==========
---------------
* Includes undistributed net investment income
  of:                                             $  758,753     $  559,894     $1,034,718     $  896,287
                                                  ==========     ==========     ==========     ==========

                                                                        MONYMASTER
                                                 ---------------------------------------------------------
                                                                  MONY SERIES FUND, INC.
                                                 ---------------------------------------------------------
                                                   INTERMEDIATE TERM BOND            LONG TERM BOND
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 ---------------------------   ---------------------------
                                                 FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                 MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                                   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                     2000           1999           2000           1999
                                                 ------------   ------------   ------------   ------------
                                                 (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income........................  $ 1,654,194    $  1,624,855   $  3,036,981   $  4,067,089
  Net realized gain (loss) on investments......     (434,007)        520,414     (2,653,211)       270,896
  Net change in unrealized appreciation
    (depreciation) of investments..............     (930,792)     (2,618,836)     1,849,645    (12,003,509)
                                                 -----------    ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations..............................      289,395        (473,567)     2,233,415     (7,665,524)
                                                 -----------    ------------   ------------   ------------
From unit transactions:
  Net proceeds from the issuance of units......      698,294       6,953,515        584,890     13,318,859
  Net asset value of units redeemed or used to
    meet contract obligations..................   (9,344,328)    (19,132,505)   (16,845,864)   (50,488,659)
                                                 -----------    ------------   ------------   ------------
Net decrease from unit transactions............   (8,646,034)    (12,178,990)   (16,260,974)   (37,169,800)
                                                 -----------    ------------   ------------   ------------
Net decrease in net assets.....................   (8,356,639)    (12,652,557)   (14,027,559)   (44,835,324)
Net assets beginning of period.................   34,669,272      47,321,829     54,408,785     99,244,109
                                                 -----------    ------------   ------------   ------------
Net assets end of period*......................  $26,312,633    $ 34,669,272   $ 40,381,226   $ 54,408,785
                                                 ===========    ============   ============   ============
Unit transactions:
Units outstanding beginning of period..........    1,787,011       2,414,529      2,404,096      4,000,596
Units issued during the period.................       32,255         357,020         19,634        552,831
Units redeemed during the period...............     (478,010)       (984,538)      (720,843)    (2,149,331)
                                                 -----------    ------------   ------------   ------------
Units outstanding end of period................    1,341,256       1,787,011      1,702,887      2,404,096
                                                 ===========    ============   ============   ============
---------------
* Includes undistributed net investment income
  of:                                            $10,785,354    $  9,131,160   $ 20,762,894   $ 17,725,913
                                                 ===========    ============   ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             MONYMASTER
                                             --------------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                             --------------------------------------------------------------------------
                                                                                                            GOVERNMENT
                                                     DIVERSIFIED                   MONEY MARKET             SECURITIES
                                                     SUBACCOUNT                     SUBACCOUNT              SUBACCOUNT
                                             ---------------------------   -----------------------------   ------------
                                             FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR    FOR THE SIX
                                             MONTHS ENDED      ENDED       MONTHS ENDED        ENDED       MONTHS ENDED
                                               JUNE 30,     DECEMBER 31,     JUNE 30,      DECEMBER 31,      JUNE 30,
                                                 2000           1999           2000            1999            2000
                                             ------------   ------------   -------------   -------------   ------------
                                             (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
From operations:
  Net investment income....................   $  230,478     $  177,126    $   3,165,374   $   7,908,982   $  1,384,708
  Net realized gain (loss) on
    investments............................       17,173        238,935                0               0       (463,777)
  Net change in unrealized depreciation of
    investments............................     (238,339)       (18,426)               0               0       (348,049)
                                              ----------     ----------    -------------   -------------   ------------
Net increase (decrease) in net assets
  resulting from operations................        9,312        397,635        3,165,374       7,908,982        572,882
                                              ----------     ----------    -------------   -------------   ------------
From unit transactions:
  Net proceeds from the issuance of
    units..................................       19,431         39,174       55,790,192     257,074,463        513,385
  Net asset value of units redeemed or used
    to meet contract obligations...........      (54,983)      (522,189)    (129,121,754)   (364,870,852)   (10,817,622)
                                              ----------     ----------    -------------   -------------   ------------
Net increase (decrease) from unit
  transactions.............................      (35,552)      (483,015)     (73,331,562)   (107,796,389)   (10,304,237)
                                              ----------     ----------    -------------   -------------   ------------
Net increase (decrease) in net assets......      (26,240)       (85,380)     (70,166,188)    (99,887,407)    (9,731,355)
Net assets beginning of period.............    1,484,986      1,570,366      188,082,168     287,969,575     32,137,613
                                              ----------     ----------    -------------   -------------   ------------
Net assets end of period*..................   $1,458,746     $1,484,986    $ 117,915,980   $ 188,082,168   $ 22,406,258
                                              ==========     ==========    =============   =============   ============
Unit transactions:
Units outstanding beginning of period......       31,223         42,575       11,514,180      18,280,159      2,571,506
Units issued during the period.............          408            738        3,299,948      16,060,294         36,305
Units redeemed during the period...........       (1,154)       (12,090)      (7,752,108)    (22,826,273)      (856,505)
                                              ----------     ----------    -------------   -------------   ------------
Units outstanding end of period............       30,477         31,223        7,062,020      11,514,180      1,751,306
                                              ==========     ==========    =============   =============   ============
---------------
* Includes undistributed net investment
  income of:...............................   $1,460,791     $1,230,313    $  35,395,311   $  32,229,937   $  3,242,679
                                              ==========     ==========    =============   =============   ============

                                              MONYMASTER            VALUEMASTER
                                             ------------   ---------------------------
                                                       MONY SERIES FUND, INC.
                                             ------------------------------------------
                                              GOVERNMENT               MONEY
                                              SECURITIES              MARKET
                                              SUBACCOUNT            SUBACCOUNT
                                             ------------   ---------------------------
                                             FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                ENDED       MONTHS ENDED      ENDED
                                             DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                 1999           2000           1999
                                             ------------   ------------   ------------
                                                            (UNAUDITED)
From operations:
  Net investment income....................  $    855,964    $   33,084    $    81,274
  Net realized gain (loss) on
    investments............................       413,946             0              0
  Net change in unrealized depreciation of
    investments............................    (1,567,230)            0              0
                                             ------------    ----------    -----------
Net increase (decrease) in net assets
  resulting from operations................      (297,320)       33,084         81,274
                                             ------------    ----------    -----------
From unit transactions:
  Net proceeds from the issuance of
    units..................................    13,125,878       896,099      1,362,402
  Net asset value of units redeemed or used
    to meet contract obligations...........   (25,844,182)     (810,994)    (2,037,957)
                                             ------------    ----------    -----------
Net increase (decrease) from unit
  transactions.............................   (12,718,304)       85,105       (675,555)
                                             ------------    ----------    -----------
Net increase (decrease) in net assets......   (13,015,624)      118,189       (594,281)
Net assets beginning of period.............    45,153,237     1,365,861      1,960,142
                                             ------------    ----------    -----------
Net assets end of period*..................  $ 32,137,613    $1,484,050    $ 1,365,861
                                             ============    ==========    ===========
Unit transactions:
Units outstanding beginning of period......     3,591,602        91,553        136,239
Units issued during the period.............     1,047,600        59,711         93,939
Units redeemed during the period...........    (2,067,696)      (53,947)      (138,625)
                                             ------------    ----------    -----------
Units outstanding end of period............     2,571,506        97,317         91,553
                                             ============    ==========    ===========
---------------
* Includes undistributed net investment
  income of:...............................  $  1,857,971    $  518,543    $   485,459
                                             ============    ==========    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 VALUEMASTER
                                                   ------------------------------------------------------------------------
                                                                            OCC ACCUMULATION TRUST
                                                   ------------------------------------------------------------------------
                                                          US GOVERNMENT
                                                             INCOME                        EQUITY               SMALL CAP
                                                           SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                                   ---------------------------   ---------------------------   ------------
                                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX
                                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED
                                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,
                                                       2000           1999           2000           1999           2000
                                                   ------------   ------------   ------------   ------------   ------------
                                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...................   $   11,917     $   30,198     $  152,989    $   109,772    $      (285)
  Net realized gain (loss) on investments........      (14,263)       (16,280)        61,843        773,134         49,965
  Net change in unrealized appreciation
    (depreciation) of investments................       16,759        (39,941)      (317,112)      (815,026)        98,873
                                                    ----------     ----------     ----------    -----------    -----------
Net increase (decrease) in net assets resulting
  from operations................................       14,413        (26,023)      (102,280)        67,880        148,553
                                                    ----------     ----------     ----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units........       25,162        199,355        343,328        606,029        129,909
  Net asset value of units redeemed or used to
    meet contract obligations....................     (174,000)      (401,861)      (638,702)    (1,481,168)    (1,276,968)
                                                    ----------     ----------     ----------    -----------    -----------
Net decrease from unit transactions..............     (148,838)      (202,506)      (295,374)      (875,139)    (1,147,059)
                                                    ----------     ----------     ----------    -----------    -----------
Net decrease in net assets.......................     (134,425)      (228,529)      (397,654)      (807,259)      (998,506)
Net assets beginning of period...................      747,864        976,393      1,686,189      2,493,448      1,955,688
                                                    ----------     ----------     ----------    -----------    -----------
Net assets end of period*........................   $  613,439     $  747,864     $1,288,535    $ 1,686,189    $   957,182
                                                    ==========     ==========     ==========    ===========    ===========
Unit transactions:
Units outstanding beginning of period............       42,106         53,421         36,767         55,058         64,751
Units issued during the period...................        1,386         11,079          8,181         13,204          3,908
Units redeemed during the period.................       (9,808)       (22,394)       (14,936)       (31,495)       (40,518)
                                                    ----------     ----------     ----------    -----------    -----------
Units outstanding end of period..................       33,684         42,106         30,012         36,767         28,141
                                                    ==========     ==========     ==========    ===========    ===========
---------------
* Includes undistributed net investment income
  of:                                               $1,396,443     $1,384,526     $  489,743    $   336,754    $   277,792
                                                    ==========     ==========     ==========    ===========    ===========

                                                                  VALUEMASTER
                                                   ------------------------------------------
                                                             OCC ACCUMULATION TRUST
                                                   ------------------------------------------

                                                    SMALL CAP               MANAGED
                                                    SUBACCOUNT            SUBACCOUNT
                                                   ------------   ---------------------------
                                                   FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                                      ENDED       MONTHS ENDED      ENDED
                                                   DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                       1999           2000           1999
                                                   ------------   ------------   ------------
                                                                  (UNAUDITED)
From operations:
  Net investment income (loss)...................   $  (14,155)   $ 1,761,310    $  1,368,116
  Net realized gain (loss) on investments........      155,055      1,534,685       7,422,893
  Net change in unrealized appreciation
    (depreciation) of investments................     (244,817)    (4,160,406)     (7,399,886)
                                                    ----------    -----------    ------------
Net increase (decrease) in net assets resulting
  from operations................................     (103,917)      (864,411)      1,391,123
                                                    ----------    -----------    ------------
From unit transactions:
  Net proceeds from the issuance of units........      105,807         53,145         416,811
  Net asset value of units redeemed or used to
    meet contract obligations....................     (792,055)    (6,339,963)    (14,753,151)
                                                    ----------    -----------    ------------
Net decrease from unit transactions..............     (686,248)    (6,286,818)    (14,336,340)
                                                    ----------    -----------    ------------
Net decrease in net assets.......................     (790,165)    (7,151,229)    (12,945,217)
Net assets beginning of period...................    2,745,853     24,115,323      37,060,540
                                                    ----------    -----------    ------------
Net assets end of period*........................   $1,955,688    $16,964,094    $ 24,115,323
                                                    ==========    ===========    ============
Unit transactions:
Units outstanding beginning of period............       88,120        430,299         685,762
Units issued during the period...................        3,562         (2,475)          7,816
Units redeemed during the period.................      (26,931)      (113,890)       (263,279)
                                                    ----------    -----------    ------------
Units outstanding end of period..................       64,751        313,934         430,299
                                                    ==========    ===========    ============
---------------
* Includes undistributed net investment income
  of:                                               $  278,077    $ 5,751,316    $  3,990,006
                                                    ==========    ===========    ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           MONYMASTER
                                 -----------------------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                 -----------------------------------------------------------------------------------------------
                                                                         SMALL COMPANY
                                            EQUITY                           VALUE                           MANAGED
                                          SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 -----------------------------   -----------------------------   -------------------------------
                                  FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR     FOR THE SIX      FOR THE YEAR
                                 MONTHS ENDED        ENDED       MONTHS ENDED        ENDED        MONTHS ENDED        ENDED
                                   JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                     2000            1999            2000            1999             2000             1999
                                 -------------   -------------   -------------   -------------   --------------   --------------
                                  (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
From operations:
Net investment income (loss)...  $  (2,506,279)  $  33,706,966   $  (1,675,822)  $  19,543,469   $   (8,810,426)  $  316,307,034
Net realized gain (loss) on
  investments..................     16,803,627      39,802,012       8,110,134      30,282,041      (89,916,661)     172,825,057
Net change in unrealized
  appreciation (depreciation)
  of investments...............     48,930,100     (17,505,186)     (8,784,561)     17,822,716       41,513,123     (339,034,818)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations...................     63,227,448      56,003,792      (2,350,249)     67,648,226      (57,213,964)     150,097,273
                                 -------------   -------------   -------------   -------------   --------------   --------------
From unit transactions:
  Net proceeds from the
    issuance of units..........     41,402,773      84,192,658      21,856,195      73,161,442       29,914,065      175,383,802
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (148,910,777)   (232,468,208)   (108,104,266)   (166,467,855)    (520,153,893)    (932,478,561)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net decrease from unit
  transactions.................   (107,508,004)   (148,275,550)    (86,248,071)    (93,306,413)    (490,239,828)    (757,094,759)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net increase (decrease) in net
  assets.......................    (44,280,556)    (92,271,758)    (88,598,320)    (25,658,187)    (547,453,792)    (606,997,486)
Net assets beginning of
  period.......................    428,058,648     520,330,406     317,564,554     343,222,741    1,730,329,865    2,337,327,351
                                 -------------   -------------   -------------   -------------   --------------   --------------
Net assets end of period*......  $ 383,778,092   $ 428,058,648   $ 228,966,234   $ 317,564,554   $1,182,876,073   $1,730,329,865
                                 =============   =============   =============   =============   ==============   ==============
Unit transactions:
Units outstanding beginning of
  period.......................      8,378,174      11,629,793       6,338,206       8,392,405       28,518,300       41,556,499
Units issued during the
  period.......................        729,146       1,853,219         418,221       1,644,304          439,500        3,038,862
Units redeemed during the
  period.......................     (2,682,024)     (5,104,838)     (2,163,433)     (3,698,503)      (8,791,429)     (16,077,061)
                                 -------------   -------------   -------------   -------------   --------------   --------------
Units outstanding end of
  period.......................      6,425,296       8,378,174       4,592,994       6,338,206       20,166,371       28,518,300
                                 =============   =============   =============   =============   ==============   ==============

---------------
* Includes undistributed net
  investment income of:          $  67,578,008   $  70,084,287   $  74,325,729   $  76,001,551   $  626,720,297   $  635,530,723
                                 =============   =============   =============   =============   ==============   ==============

                                                        MONYMASTER
                                 ---------------------------------------------------------
                                               ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------

                                    INTERNATIONAL GROWTH             HIGH YIELD BOND
                                         SUBACCOUNT                    SUBACCOUNT
                                 ---------------------------   ---------------------------
                                 FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                 MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                   JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                     2000           1999           2000           1999
                                 ------------   ------------   ------------   ------------
                                 (UNAUDITED)                   (UNAUDITED)
From operations:
Net investment income (loss)...  $   (450,280)  $  1,120,330   $  1,934,387   $  6,568,386
Net realized gain (loss) on
  investments..................     9,480,666      5,948,548     (3,294,920)    (3,941,526)
Net change in unrealized
  appreciation (depreciation)
  of investments...............   (18,386,231)    17,836,014        773,496       (821,866)
                                 ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations...................    (9,355,845)    24,904,892       (587,037)     1,804,994
                                 ------------   ------------   ------------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units..........    25,573,526     33,822,209        901,654     12,468,897
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (39,379,982)   (48,335,830)   (19,174,117)   (43,104,802)
                                 ------------   ------------   ------------   ------------
Net decrease from unit
  transactions.................   (13,806,456)   (14,513,621)   (18,272,463)   (30,635,905)
                                 ------------   ------------   ------------   ------------
Net increase (decrease) in net
  assets.......................   (23,162,301)    10,391,271    (18,859,500)   (28,830,911)
Net assets beginning of
  period.......................    83,331,560     72,940,289     57,769,217     86,600,128
                                 ------------   ------------   ------------   ------------
Net assets end of period*......  $ 60,169,259   $ 83,331,560   $ 38,909,717   $ 57,769,217
                                 ============   ============   ============   ============
Unit transactions:
Units outstanding beginning of
  period.......................     4,031,563      4,954,694      3,816,497      5,868,866
Units issued during the
  period.......................     1,293,944      2,110,074         47,595        832,940
Units redeemed during the
  period.......................    (2,013,833)    (3,033,205)    (1,270,097)    (2,885,309)
                                 ------------   ------------   ------------   ------------
Units outstanding end of
  period.......................     3,311,674      4,031,563      2,593,995      3,816,497
                                 ============   ============   ============   ============
---------------
* Includes undistributed net
  investment income of:          $  4,962,293   $  5,412,573   $ 20,422,882   $ 18,488,495
                                 ============   ============   ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the MONYMaster and the ValueMaster insurance policies is presented here.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operation from 1988 to 1994 and the subaccounts of ValueMaster commenced operation in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     On March 31, 1997, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Bond Portfolio and using the redemption proceeds to purchase shares of the OCC Accumulation Trust U.S. Government Income Portfolio. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.

     On December 21, 1998, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Money Market Portfolio and using the redemption proceeds to purchase shares of the MONY Series Fund, Inc. Money Market Portfolio. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED)

capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the six months ended June 30, 2000, the amounts deducted for all MONYMaster subaccounts was $954,449 and for ValueMaster subaccounts was $7,755.

     MONY America receives from the Variable Account, the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2000 were as follows:

                                                        COST OF SHARES      PROCEEDS FROM
                MONYMASTER SUBACCOUNTS                     ACQUIRED        SHARES REDEEMED
                ----------------------                  ---------------    ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio...............................    $   207,237       $    303,988
Equity Income Portfolio...............................        129,861            133,217
Intermediate Term Bond Portfolio......................      1,030,161          9,868,577
Long Term Bond Portfolio..............................        954,628         17,518,630
Diversified Portfolio.................................        253,411             64,159
Money Market Portfolio................................     58,938,523        133,221,207
Government Securities Portfolio.......................      1,020,287         11,498,215

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                        COST OF SHARES      PROCEEDS FROM
               VALUEMASTER SUBACCOUNTS                     ACQUIRED        SHARES REDEEMED
               -----------------------                  ---------------    ---------------
OCC Accumulation Trust
US Government Bond Portfolio..........................    $    23,739       $    177,901
Equity Portfolio......................................        494,381            648,702
Small Cap Portfolio...................................        129,760          1,286,714
Managed Portfolio.....................................      1,673,800          6,490,693
Enterprise Accumulation Trust
Equity Portfolio......................................     44,983,957        155,044,228
Small Company Value Portfolio.........................     23,723,566        111,707,183
Managed Portfolio.....................................     31,708,395        531,127,788
International Growth Portfolio........................     26,244,436         40,515,050
High Yield Bond Portfolio.............................      1,274,116         19,852,131
MONY Series Fund, Inc.
Money Market Portfolio................................        896,263            820,575

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM MASTER
                             ----------------------------------------------------------------------------------------------------
                                             MONY SERIES FUND, INC.                          ENTERPRISE ACCUMULATION TRUST
                             -------------------------------------------------------   ------------------------------------------
                             INTERMEDIATE    LONG TERM    GOVERNMENT                                 SMALL COMPANY
                              TERM BOND        BOND       SECURITIES    MONEY MARKET     EQUITY          VALUE         MANAGED
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                             ------------   -----------   -----------   ------------   -----------   -------------   ------------
          ASSETS
Shares held in respective
  Funds....................    1,277,136      1,357,432     1,573,360    89,509,680      1,443,417      2,058,925       4,138,115
                             ===========    ===========   ===========   ===========    ===========    ===========    ============
Investments at cost........  $13,554,242    $16,682,330   $16,929,216   $89,509,680    $58,340,008    $62,872,823    $153,328,238
                             ===========    ===========   ===========   ===========    ===========    ===========    ============
Investments in respective
  Funds, at net asset
  value....................  $13,205,587    $16,424,925   $16,677,613   $89,509,680    $65,559,995    $64,835,540    $146,116,826
Amount due from respective
  Funds....................       14,325         40,307        10,260       446,834        354,190        225,635         250,276
Amount due from MONY
  America..................            0            393         1,357       184,240          4,843          3,498          12,295
                             -----------    -----------   -----------   -----------    -----------    -----------    ------------
         Total assets......   13,219,912     16,465,625    16,689,230    90,140,754     65,919,028     65,064,673     146,379,397
                             -----------    -----------   -----------   -----------    -----------    -----------    ------------
        LIABILITIES
Amount due to MONY
  America..................       20,527         48,077        18,119       489,816        383,779        256,343         320,391
Amount due to respective
  Funds....................            0            393         1,357       184,240          4,843          3,498          12,295
                             -----------    -----------   -----------   -----------    -----------    -----------    ------------
         Total
           liabilities.....       20,527         48,470        19,476       674,056        388,622        259,841         332,686
                             -----------    -----------   -----------   -----------    -----------    -----------    ------------
Net assets.................  $13,199,385    $16,417,155   $16,669,754   $89,466,698    $65,530,406    $64,804,832    $146,046,711
                             ===========    ===========   ===========   ===========    ===========    ===========    ============
Net assets consist of:
  Contractholders' net
    payments...............   13,074,290     16,270,297    16,321,011    86,601,332     56,507,442     60,503,749     145,902,133
  Undistributed net
    investment income......      700,873      1,129,573       831,439     2,865,366      1,419,556      1,438,065      16,431,519
  Accumulated net realized
    gain (loss) on
    investments............     (227,123)      (725,310)     (231,093)            0        383,421        900,301      (9,075,529)
  Net unrealized
    appreciation
    (depreciation) of
    investments............     (348,655)      (257,405)     (251,603)            0      7,219,987      1,962,717      (7,211,412)
                             -----------    -----------   -----------   -----------    -----------    -----------    ------------
Net assets.................  $13,199,385    $16,417,155   $16,669,754   $89,466,698    $65,530,406    $64,804,832    $146,046,711
                             ===========    ===========   ===========   ===========    ===========    ===========    ============
Number of units
  outstanding*.............    1,318,548      1,727,618     1,641,155     8,416,570      4,921,358      5,033,344      14,047,419
                             -----------    -----------   -----------   -----------    -----------    -----------    ------------
Net asset value per unit
  outstanding*.............  $     10.01    $      9.50   $     10.16   $     10.63    $     13.32    $     12.88    $      10.40
                             ===========    ===========   ===========   ===========    ===========    ===========    ============

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                          MONY CUSTOM MASTER
                                                       ---------------------------------------------------------
                                                                     ENTERPRISE ACCUMULATION TRUST
                                                       ---------------------------------------------------------
                                                       INTERNATIONAL   HIGH YIELD                    GROWTH AND
                                                          GROWTH          BOND          GROWTH         INCOME
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       -------------   -----------   ------------   ------------
                       ASSETS
Shares held in respective Funds......................     3,038,525      4,463,552     44,766,052     21,068,761
                                                        ===========    ===========   ============   ============
Investments at cost..................................   $25,044,751    $22,355,151   $269,589,648   $125,403,256
                                                        ===========    ===========   ============   ============
Investments in respective Funds, at net asset
  value..............................................   $24,976,671    $21,469,683   $284,712,090   $133,365,256
Amount due from MONY America.........................        52,617         56,336        386,685        332,432
Amount due from respective Funds.....................             0             67         16,254         16,381
                                                        -----------    -----------   ------------   ------------
         Total assets................................    25,029,288     21,526,086    285,115,029    133,714,069
                                                        -----------    -----------   ------------   ------------
                     LIABILITIES
Amount due to MONY America...........................        11,865         10,204        148,760         79,874
Amount due to respective Funds.......................        52,617         56,336        386,685        332,432
                                                        -----------    -----------   ------------   ------------
         Total liabilities...........................        64,482         66,540        535,445        412,306
                                                        -----------    -----------   ------------   ------------
Net assets...........................................   $24,964,806    $21,459,546   $284,579,584   $133,301,763
                                                        ===========    ===========   ============   ============
Net assets consist of:
  Contractholders' net payments......................    23,683,791     21,390,776    267,429,883    124,219,077
  Undistributed net investment income (loss).........        77,124      1,443,696     (2,845,961)    (1,100,311)
  Accumulated net realized gain (loss) on
    investments......................................     1,271,971       (489,458)     4,873,220      2,220,997
  Net unrealized appreciation (depreciation) of
    investments......................................       (68,080)      (885,468)    15,122,442      7,962,000
                                                        -----------    -----------   ------------   ------------
Net assets...........................................   $24,964,806    $21,459,546   $284,579,584   $133,301,763
                                                        ===========    ===========   ============   ============
Number of units outstanding*.........................     1,916,229      2,113,431     22,827,337     10,758,457
                                                        -----------    -----------   ------------   ------------
Net asset value per unit outstanding*................   $     13.03    $     10.15   $      12.47   $      12.39
                                                        ===========    ===========   ============   ============

                                                                   MONY CUSTOM MASTER
                                                       ------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                                       ------------------------------------------
                                                       SMALL COMPANY     EQUITY        CAPITAL
                                                          GROWTH         INCOME      APPRECIATION
                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                       -------------   -----------   ------------
                       ASSETS
Shares held in respective Funds......................     6,619,198      4,773,731     7,357,015
                                                        ===========    ===========   ===========
Investments at cost..................................   $56,464,854    $25,535,359   $55,522,415
                                                        ===========    ===========   ===========
Investments in respective Funds, at net asset
  value..............................................   $57,984,175    $24,727,926   $59,297,540
Amount due from MONY America.........................       168,669         39,777       132,829
Amount due from respective Funds.....................         6,675            107         1,411
                                                        -----------    -----------   -----------
         Total assets................................    58,159,519     24,767,810    59,431,780
                                                        -----------    -----------   -----------
                     LIABILITIES
Amount due to MONY America...........................        33,773         12,157        29,231
Amount due to respective Funds.......................       168,669         39,777       132,829
                                                        -----------    -----------   -----------
         Total liabilities...........................       202,442         51,934       162,060
                                                        -----------    -----------   -----------
Net assets...........................................   $57,957,077    $24,715,876   $59,269,720
                                                        ===========    ===========   ===========
Net assets consist of:
  Contractholders' net payments......................    54,021,584     26,340,018    53,850,917
  Undistributed net investment income (loss).........      (335,358)      (287,876)     (429,445)
  Accumulated net realized gain (loss) on
    investments......................................     2,751,530       (528,833)    2,073,123
  Net unrealized appreciation (depreciation) of
    investments......................................     1,519,321       (807,433)    3,775,125
                                                        -----------    -----------   -----------
Net assets...........................................   $57,957,077    $24,715,876   $59,269,720
                                                        ===========    ===========   ===========
Number of units outstanding*.........................     3,391,053      2,408,720     3,784,603
                                                        -----------    -----------   -----------
Net asset value per unit outstanding*................   $     17.09    $     10.26   $     15.66
                                                        ===========    ===========   ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                     MONY CUSTOM MASTER
                            -----------------------------------------------------------------------------------------------------
                             ENTERPRISE ACCUMULATION
                                      TRUST                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                            --------------------------                               --------------------------------------------
                                                           DREYFUS       DREYFUS                                      VIP III
                             MULTI-CAP                      STOCK       SOCIALLY         VIP           VIP II          GROWTH
                               GROWTH       BALANCED        INDEX      RESPONSIBLE      GROWTH       CONTRAFUND    OPPORTUNITIES
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                            ------------   -----------   -----------   -----------   ------------   ------------   --------------
          ASSETS
Shares held in respective
  Funds...................    10,330,096     2,611,355     2,085,137       304,913     1,001,133      2,082,701         790,819
                            ============   ===========   ===========   ===========   ===========    ===========     ===========
Investments at cost.......  $150,382,664   $13,073,536   $76,530,901   $11,405,720   $49,792,905    $53,826,477     $16,792,270
                            ============   ===========   ===========   ===========   ===========    ===========     ===========
Investments in respective
  Funds, at net asset
  value...................  $139,043,086   $13,526,821   $79,276,923   $12,214,812   $51,448,240    $52,129,995     $16,275,048
Amount due from MONY
  America.................       351,849        48,687       237,625        26,066       191,194        249,008          72,080
Amount due from respective
  Funds...................         4,214         1,642         2,840           185         2,878          1,218           1,965
                            ------------   -----------   -----------   -----------   -----------    -----------     -----------
         Total assets.....   139,399,149    13,577,150    79,517,388    12,241,063    51,642,312     52,380,221      16,349,093
                            ------------   -----------   -----------   -----------   -----------    -----------     -----------
       LIABILITIES
Amount due to MONY
  America.................        70,271         7,938        40,417         5,949        26,771         25,751           9,619
Amount due to respective
  Funds...................       351,849        48,687       237,625        26,066       191,194        249,008          72,080
                            ------------   -----------   -----------   -----------   -----------    -----------     -----------
         Total
           liabilities....       422,120        56,625       278,042        32,015       217,965        274,759          81,699
                            ------------   -----------   -----------   -----------   -----------    -----------     -----------
Net assets................  $138,977,029   $13,520,525   $79,239,346   $12,209,048   $51,424,347    $52,105,462     $16,267,394
                            ============   ===========   ===========   ===========   ===========    ===========     ===========
Net assets consist of:
  Contractholders' net
    payments..............   147,071,619    13,068,677    75,706,307    11,144,950    46,699,586     50,039,249      16,308,007
  Undistributed net
    investment income
    (loss)................      (724,562)      (96,605)      260,850       124,881     2,587,665      3,600,575         663,751
  Accumulated net realized
    gain (loss) on
    investments...........     3,969,550        95,168       526,167       130,125       481,761        162,120        (187,142)
  Net unrealized
    appreciation
    (depreciation) of
    investments...........   (11,339,578)      453,285     2,746,022       809,092     1,655,335     (1,696,482)       (517,222)
                            ------------   -----------   -----------   -----------   -----------    -----------     -----------
Net assets................  $138,977,029   $13,520,525   $79,239,346   $12,209,048   $51,424,347    $52,105,462     $16,267,394
                            ============   ===========   ===========   ===========   ===========    ===========     ===========
Number of units
  outstanding*............     5,225,699     1,301,979     7,523,137     1,033,462     4,312,338      4,836,238       1,730,970
                            ------------   -----------   -----------   -----------   -----------    -----------     -----------
Net asset value per unit
  outstanding*............  $      26.59   $     10.38   $     10.53   $     11.81   $     11.92    $     10.77     $      9.40
                            ============   ===========   ===========   ===========   ===========    ===========     ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                            MONY CUSTOM MASTER
                                          -------------------------------------------------------
                                                          JANUS ASPEN SERIES FUND
                                          -------------------------------------------------------
                                           AGGRESSIVE                    CAPITAL      WORLD-WIDE
                                             GROWTH       BALANCED     APPRECIATION     GROWTH
                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                          ------------   -----------   ------------   -----------
                 ASSETS
Shares held in respective Funds.........     1,831,901     1,894,905     2,446,065      1,846,065
                                          ============   ===========   ===========    ===========
Investments at cost.....................  $107,305,443   $51,327,611   $75,402,097    $87,961,844
                                          ============   ===========   ===========    ===========
Investments in respective Fund, at net
  asset value...........................  $102,220,025   $49,873,905   $77,613,636    $88,666,514
Amount due from MONY America............       352,816       104,940       213,796        347,069
Amount due from respective Funds........         6,227         3,496         1,963          1,299
                                          ------------   -----------   -----------    -----------
          Total assets..................   102,579,068    49,982,341    77,829,395     89,014,882
                                          ------------   -----------   -----------    -----------
              LIABILITIES
Amount due to MONY America..............        55,115        27,174        39,358         43,337
Amount due to respective Funds..........       352,816       104,940       213,796        347,069
                                          ------------   -----------   -----------    -----------
          Total liabilities.............       407,931       132,114       253,154        390,406
                                          ------------   -----------   -----------    -----------
Net assets..............................  $102,171,137   $49,850,227   $77,576,241    $88,624,476
                                          ============   ===========   ===========    ===========
Net assets consist of:
  Contractholders' net payments.........    95,487,674    47,719,075    73,310,844     84,955,867
  Undistributed net investment income
     (loss).............................     7,387,024     3,105,607      (128,438)       848,495
  Accumulated net realized gain (loss)
     on investments.....................     4,381,857       479,251     2,182,296      2,115,444
  Net unrealized appreciation
     (depreciation) of investments......    (5,085,418)   (1,453,706)    2,211,539        704,670
                                          ------------   -----------   -----------    -----------
Net assets..............................  $102,171,137   $49,850,227   $77,576,241    $88,624,476
                                          ============   ===========   ===========    ===========
Number of units outstanding*............     6,241,605     4,527,311     6,307,169      6,280,091
                                          ------------   -----------   -----------    -----------
Net asset value per unit outstanding*...  $      16.37   $     11.01   $     12.30    $     14.11
                                          ============   ===========   ===========    ===========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                         MONY CUSTOM MASTER
                                   ----------------------------------------------------------------------------------------------
                                                 MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------   ----------------------------------------
                                   INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                    TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE         MANAGED
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                   ------------   ----------   ----------   ----------   ----------   -------------   -----------
Dividend income..................   $ 668,684     $ 958,127    $ 843,838    $2,248,175   $        0     $       0     $         0
Distribution from capital
  gains..........................           0             0          223             0            0             0               0
Mortality and expense risk
  charges........................     (69,525)      (89,853)     (95,295)     (495,715)    (246,788)     (342,971)       (828,991)
                                    ---------     ---------    ---------    ----------   ----------     ---------     -----------
Net investment income (loss).....     599,159       868,274      748,766     1,752,460     (246,788)     (342,971)       (828,991)
                                    ---------     ---------    ---------    ----------   ----------     ---------     -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments.................    (145,571)     (319,628)    (165,563)            0      460,632       337,902      (7,717,779)
  Net change in unrealized
     appreciation (depreciation)
     of investments..............    (306,000)      133,846     (219,104)            0    6,092,919       (16,181)      3,903,809
                                    ---------     ---------    ---------    ----------   ----------     ---------     -----------
Net realized and unrealized gain
  (loss) on investments..........    (451,571)     (185,782)    (384,667)            0    6,553,551       321,721      (3,813,970)
                                    ---------     ---------    ---------    ----------   ----------     ---------     -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................   $ 147,588     $ 682,492    $ 364,099    $1,752,460   $6,306,763     $ (21,250)    $(4,642,961)
                                    =========     =========    =========    ==========   ==========     =========     ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                       MONY CUSTOM MASTER
                               --------------------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                               --------------------------------------------------------------------------------------------------
                               INTERNATIONAL   HIGH YIELD                 GROWTH AND   SMALL COMPANY     EQUITY        CAPITAL
                                  GROWTH          BOND        GROWTH        INCOME        GROWTH         INCOME      APPRECIATION
                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                               -------------   ----------   -----------   ----------   -------------   -----------   ------------
Dividend income..............   $         0    $ 887,889    $         0   $        0    $         0    $         0   $         0
Distribution from capital
  gains......................             0            0              0            0              0              0             0
Mortality and expense risk
  charges....................      (130,821)    (115,683)    (1,559,831)    (690,340)      (255,506)      (154,540)     (285,740)
                                -----------    ---------    -----------   ----------    -----------    -----------   -----------
Net investment income
  (loss).....................      (130,821)     772,206     (1,559,831)    (690,340)      (255,506)      (154,540)     (285,740)
                                -----------    ---------    -----------   ----------    -----------    -----------   -----------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments.............       968,254     (347,866)     2,423,437      928,335      2,354,419       (710,369)    1,512,855
  Net change in unrealized
     appreciation
     (depreciation) of
     investments.............    (3,505,209)    (538,402)    (8,064,138)   3,242,073     (3,187,837)      (299,156)   (4,240,465)
                                -----------    ---------    -----------   ----------    -----------    -----------   -----------
Net realized and unrealized
  gain (loss) on
  investments................    (2,536,955)    (886,268)    (5,640,701)   4,170,408       (833,418)    (1,009,525)   (2,727,610)
                                -----------    ---------    -----------   ----------    -----------    -----------   -----------
Net increase (decrease) in
  net assets resulting from
  operations.................   $(2,667,776)   $(114,062)   $(7,200,532)  $3,480,068    $(1,088,924)   $(1,164,065)  $(3,013,350)
                                ===========    =========    ===========   ==========    ===========    ===========   ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                            MONY CUSTOM MASTER
                                        -----------------------------------------------------------
                                        ENTERPRISE ACCUMULATION TRUST
                                        ------------------------------
                                                                           DREYFUS        DREYFUS
                                          MULTI-CAP                         STOCK        SOCIALLY
                                            GROWTH          BALANCED        INDEX       RESPONSIBLE
                                          SUBACCOUNT       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                        --------------    ------------    ----------    -----------
Dividend income.......................   $          0       $      0      $ 341,013      $  1,566
Distribution from capital gains.......              0              0         72,026             0
Mortality and expense risk charges....       (647,693)       (72,729)      (393,916)      (59,456)
                                         ------------       --------      ---------      --------
Net investment income (loss)..........       (647,693)       (72,729)        19,123       (57,890)
                                         ------------       --------      ---------      --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments......................      3,591,388         85,114        447,771        99,168
  Net change in unrealized
     appreciation (depreciation) of
     investments......................    (20,530,053)       (40,820)      (398,938)      316,139
                                         ------------       --------      ---------      --------
Net realized and unrealized gain
  (loss) on investments...............    (16,938,665)        44,294         48,833       415,307
                                         ------------       --------      ---------      --------
Net increase (decrease) in net assets
  resulting from operations...........   $(17,586,358)      $(28,435)     $  67,956      $357,417
                                         ============       ========      =========      ========

                                                    MONY CUSTOM MASTER
                                        -------------------------------------------
                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                        -------------------------------------------
                                                                         VIP III
                                            VIP          VIP II          GROWTH
                                          GROWTH       CONTRAFUND     OPPORTUNITIES
                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                        -----------    -----------    -------------
Dividend income.......................  $    23,769    $   104,820      $ 122,079
Distribution from capital gains.......    2,838,060      3,804,961        642,043
Mortality and expense risk charges....     (224,245)      (247,363)       (78,082)
                                        -----------    -----------      ---------
Net investment income (loss)..........    2,637,584      3,662,418        686,040
                                        -----------    -----------      ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments......................      373,852         97,477       (187,157)
  Net change in unrealized
     appreciation (depreciation) of
     investments......................   (1,216,676)    (4,515,718)      (800,664)
                                        -----------    -----------      ---------
Net realized and unrealized gain
  (loss) on investments...............     (842,824)    (4,418,241)      (987,821)
                                        -----------    -----------      ---------
Net increase (decrease) in net assets
  resulting from operations...........  $ 1,794,760    $  (755,823)     $(301,781)
                                        ===========    ===========      =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                            MONY CUSTOM MASTER
                                        ----------------------------------------------------------
                                                         JANUS ASPEN SERIES FUND
                                        ----------------------------------------------------------
                                         AGGRESSIVE                      CAPITAL       WORLD-WIDE
                                           GROWTH        BALANCED      APPRECIATION      GROWTH
                                         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                        ------------    -----------    ------------    -----------
Dividend income.......................  $  5,385,537    $   828,982    $   242,216     $   315,651
Distribution from capital gains.......     2,508,675      2,321,341         31,173         941,265
Mortality and expense risk charges....      (441,560)      (221,451)      (386,734)       (362,679)
                                        ------------    -----------    -----------     -----------
Net investment income (loss)..........     7,452,652      2,928,872       (113,345)        894,237
                                        ------------    -----------    -----------     -----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain on investments....     3,888,065        440,391      2,008,279       1,899,526
  Net change in unrealized
     depreciation of investments......   (13,853,994)    (3,258,359)    (6,284,762)     (4,298,210)
                                        ------------    -----------    -----------     -----------
Net realized and unrealized loss on
  investments.........................    (9,965,929)    (2,817,968)    (4,276,483)     (2,398,684)
                                        ------------    -----------    -----------     -----------
Net increase (decrease) in net assets
  resulting from operations...........  $ (2,513,277)   $   110,904    $(4,389,828)    $(1,504,447)
                                        ============    ===========    ===========     ===========

                       See notes to financial statements.

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                                                              MONY CUSTOM MASTER
                            ---------------------------------------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                            ---------------------------------------------------------------------------------------
                                   INTERMEDIATE                    LONG TERM                    GOVERNMENT
                                     TERM BOND                       BOND                       SECURITIES
                                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                            ---------------------------   ---------------------------   ---------------------------
                            FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                            MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                              JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                2000           1999           2000           1999           2000           1999
                            ------------   ------------   ------------   ------------   ------------   ------------
                            (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
Net investment income
  (loss)..................  $   599,159    $   101,798    $   868,274    $   261,457    $   748,766    $    82,875
Net realized gain (loss)
  on investments..........     (145,571)       (81,552)      (319,628)      (405,659)      (165,563)       (65,530)
Net change in unrealized
  appreciation
  (depreciation) of
  investments.............     (306,000)       (43,131)       133,846       (391,894)      (219,104)       (33,260)
                            -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in
  net assets resulting
  from operations.........      147,588        (22,885)       682,492       (536,096)       364,099        (15,915)
                            -----------    -----------    -----------    -----------    -----------    -----------
From unit transactions:
  Net proceeds from the
    issuance of units.....    5,713,379     10,114,352      6,142,299     15,854,885      5,669,869     15,969,188
  Net asset value of units
    redeemed or used to
    meet contract
    obligations...........   (1,700,953)    (1,297,474)    (3,163,886)    (2,950,778)    (4,131,338)    (1,732,887)
                            -----------    -----------    -----------    -----------    -----------    -----------
Net increase from unit
  transactions............    4,012,426      8,816,878      2,978,413     12,904,107      1,538,531     14,236,301
                            -----------    -----------    -----------    -----------    -----------    -----------
Net increase in net
  assets..................    4,160,014      8,793,993      3,660,905     12,368,011      1,902,630     14,220,386
Net assets beginning
  of period...............    9,039,371        245,378     12,756,250        388,239     14,767,124        546,738
                            -----------    -----------    -----------    -----------    -----------    -----------
Net assets end of
  period*.................  $13,199,385    $ 9,039,371    $16,417,155    $12,756,250    $16,669,754    $14,767,124
                            ===========    ===========    ===========    ===========    ===========    ===========
Unit transactions:
Units outstanding
  beginning of period.....      913,085         24,535      1,406,502         39,054      1,488,308         54,777
Units issued during the
  period..................      578,174      1,019,555        662,529      1,685,745        568,810      1,608,412
Units redeemed during the
  period..................     (172,711)      (131,005)      (341,413)      (318,297)      (415,963)      (174,881)
                            -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding end of
  period..................    1,318,548        913,085      1,727,618      1,406,502      1,641,155      1,488,308
                            ===========    ===========    ===========    ===========    ===========    ===========
---------------
* Includes undistributed
  net investment income
  of:                       $   700,873    $   101,714    $ 1,129,573    $   261,299    $   831,439    $    82,673
                            ===========    ===========    ===========    ===========    ===========    ===========

                       See notes to financial statements.

                                                      MONY CUSTOM MASTER
    ----------------------------------------------------------------------------------------------------------------------
       MONY SERIES FUND, INC.                                   ENTERPRISE ACCUMULATION TRUST
    ----------------------------   ---------------------------------------------------------------------------------------
                                                                        SMALL COMPANY
            MONEY MARKET                     EQUITY                         VALUE                        MANAGED
             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ----------------------------   ---------------------------   ---------------------------   ---------------------------
     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
    MONTHS ENDED       ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
      JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
        2000            1999           2000           1999           2000           1999           2000           1999
    -------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
    $   1,752,460   $  1,111,680   $  (246,788)   $ 1,666,546    $  (342,971)   $ 1,781,172    $   (828,991)  $ 17,261,157
                0              0       460,632        (76,825)       337,902        562,323      (7,717,779)    (1,356,575)
                0              0     6,092,919      1,114,149        (16,181)     1,958,981       3,903,809    (11,144,313)
    -------------   ------------   -----------    -----------    -----------    -----------    ------------   ------------
        1,752,460      1,111,680     6,306,763      2,703,870        (21,250)     4,302,476      (4,642,961)     4,760,269
    -------------   ------------   -----------    -----------    -----------    -----------    ------------   ------------
      124,230,951    146,401,815    39,255,141     28,754,279     25,722,295     45,228,505      52,193,967    144,669,632
     (117,226,775)   (68,232,460)   (6,781,273)    (5,351,785)    (6,359,702)    (4,449,851)    (29,836,664)   (23,248,728)
    -------------   ------------   -----------    -----------    -----------    -----------    ------------   ------------
        7,004,176     78,169,355    32,473,868     23,402,494     19,362,593     40,778,654      22,357,303    121,420,904
    -------------   ------------   -----------    -----------    -----------    -----------    ------------   ------------
        8,756,636     79,281,035    38,780,631     26,106,364     19,341,343     45,081,130      17,714,342    126,181,173
       80,710,062      1,429,027    26,749,775        643,411     45,463,489        382,359     128,332,369      2,151,196
    -------------   ------------   -----------    -----------    -----------    -----------    ------------   ------------
    $  89,466,698   $ 80,710,062   $65,530,406    $26,749,775    $64,804,832    $45,463,489    $146,046,711   $128,332,369
    =============   ============   ===========    ===========    ===========    ===========    ============   ============
        7,761,160        142,487     2,348,518         64,500      3,513,450         36,198      11,932,847        215,756
       11,826,369     14,259,179     3,123,848      2,819,082      2,018,301      3,850,959       5,003,615     13,972,664
      (11,170,959)    (6,640,506)     (551,008)      (535,064)      (498,407)      (373,707)     (2,889,043)    (2,255,573)
    -------------   ------------   -----------    -----------    -----------    -----------    ------------   ------------
        8,416,570      7,761,160     4,921,358      2,348,518      5,033,344      3,513,450      14,047,419     11,932,847
    =============   ============   ===========    ===========    ===========    ===========    ============   ============
    $   2,865,366   $  1,112,906   $ 1,419,556    $ 1,666,344    $ 1,438,065    $ 1,781,036    $ 16,431,519   $ 17,260,510
    =============   ============   ===========    ===========    ===========    ===========    ============   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                             MONY CUSTOM MASTER
                           ---------------------------------------------------------------------------------------
                                                        ENTERPRISE ACCUMULATION TRUST
                           ---------------------------------------------------------------------------------------
                                  INTERNATIONAL                  HIGH YIELD
                                     GROWTH                         BOND                         GROWTH
                                   SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                           ---------------------------   ---------------------------   ---------------------------
                           FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                           MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                             JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                               2000           1999           2000           1999           2000           1999
                           ------------   ------------   ------------   ------------   ------------   ------------
                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
Net investment income
  (loss).................  $  (130,821)   $   208,032    $   772,206    $   671,046    $ (1,559,831)  $ (1,285,538)
Net realized gain (loss)
  on investments.........      968,254        303,713       (347,866)      (141,592)      2,423,437      2,449,639
Net change in unrealized
  appreciation
  (depreciation) of
  investments............   (3,505,209)     3,431,921       (538,402)      (347,425)     (8,064,138)    23,150,925
                           -----------    -----------    -----------    -----------    ------------   ------------
Net increase (decrease)
  in net assets resulting
  from operations........   (2,667,776)     3,943,666       (114,062)       182,029      (7,200,532)    24,315,026
                           -----------    -----------    -----------    -----------    ------------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units....   15,006,461     14,118,499      9,016,940     17,411,010     101,914,513    218,185,753
  Net asset value of
    units redeemed or
    used to meet contract
    obligations..........   (3,301,794)    (2,301,128)    (3,018,248)    (2,265,166)    (29,489,187)   (24,775,225)
                           -----------    -----------    -----------    -----------    ------------   ------------
Net increase (decrease)
  from unit
  transactions...........    1,704,667     11,817,371      5,998,692     15,145,844      72,425,326    193,410,528
                           -----------    -----------    -----------    -----------    ------------   ------------
Net increase (decrease)
  in net assets..........    9,036,891     15,761,037      5,884,630     15,327,873      65,224,794    217,725,554
Net assets beginning of
  period.................   15,927,915        166,878     15,574,916        247,043     219,354,790      1,629,236
                           -----------    -----------    -----------    -----------    ------------   ------------
Net assets end of
  period*................  $24,964,806    $15,927,915    $21,459,546    $15,574,916    $284,579,584   $219,354,790
                           ===========    ===========    ===========    ===========    ============   ============
Unit transactions:
Units outstanding
  beginning of period....    1,074,763         15,811      1,520,029         24,732      16,952,783        154,728
Units issued during the
  period.................    1,078,942      1,253,630        891,857      1,720,663       8,296,327     18,916,259
Units redeemed during the
  period.................     (237,476)      (194,678)      (298,455)      (225,366)     (2,421,773)    (2,118,204)
                           -----------    -----------    -----------    -----------    ------------   ------------
Units outstanding end of
  period.................    1,916,229      1,074,763      2,113,431      1,520,029      22,827,337     16,952,783
                           ===========    ===========    ===========    ===========    ============   ============
---------------
* Includes undistributed
  net investment income
  (loss) of:               $    77,124    $   207,945    $ 1,443,696    $   671,490    $ (2,845,961)  $ (1,286,130)
                           ===========    ===========    ===========    ===========    ============   ============

                       See notes to financial statements.

                                                      MONY CUSTOM MASTER
     ---------------------------------------------------------------------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
     ---------------------------------------------------------------------------------------------------------------------
             GROWTH AND                   SMALL COMPANY                    EQUITY                        CAPITAL
               INCOME                        GROWTH                        INCOME                     APPRECIATION
             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------   ---------------------------   ---------------------------
     FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
     MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
         2000           1999           2000           1999           2000           1999           2000           1999
     ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
     $   (690,340)  $  (409,896)   $  (255,506)   $   (79,785)   $  (154,540)   $  (133,289)   $  (285,740)   $  (143,656)
          928,335     1,292,661      2,354,419        397,107       (710,369)       181,535      1,512,855        560,264
        3,242,073     4,713,749     (3,187,837)     4,698,213       (299,156)      (510,001)    (4,240,465)     8,006,641
     ------------   -----------    -----------    -----------    -----------    -----------    -----------    -----------
        3,480,068     5,596,514     (1,088,924)     5,015,535     (1,164,065)      (461,755)    (3,013,350)     8,423,249
     ------------   -----------    -----------    -----------    -----------    -----------    -----------    -----------
       53,440,887    87,801,810     42,390,549     17,374,555      6,186,474     29,981,260     35,674,713     25,145,239
      (10,032,123)   (7,257,393)    (4,739,036)    (1,189,968)    (6,774,492)    (3,250,564)    (3,874,271)    (3,310,266)
     ------------   -----------    -----------    -----------    -----------    -----------    -----------    -----------
       43,408,764    80,544,417     37,651,513     16,184,587       (588,018)    26,730,696     31,800,442     21,834,973
     ------------   -----------    -----------    -----------    -----------    -----------    -----------    -----------
       46,888,832    86,140,931     36,562,589     21,200,122     (1,752,083)    26,268,941     28,787,092     30,258,222
       86,412,931       272,000     21,394,488        194,366     26,467,959        199,018     30,482,628        224,406
     ------------   -----------    -----------    -----------    -----------    -----------    -----------    -----------
     $133,301,763   $86,412,931    $57,957,077    $21,394,488    $24,715,876    $26,467,959    $59,269,720    $30,482,628
     ============   ===========    ===========    ===========    ===========    ===========    ===========    ===========
        7,122,762        26,693      1,281,793         17,887      2,472,972         19,409      1,802,006         20,360
        4,480,654     7,726,203      2,381,613      1,354,866        607,499      2,757,380      2,227,662      2,046,259
         (844,959)     (630,134)      (272,353)       (90,960)      (671,751)      (303,817)      (245,065)      (264,613)
     ------------   -----------    -----------    -----------    -----------    -----------    -----------    -----------
       10,758,457     7,122,762      3,391,053      1,281,793      2,408,720      2,472,972      3,784,603      1,802,006
     ============   ===========    ===========    ===========    ===========    ===========    ===========    ===========
     $ (1,100,311)  $  (409,971)   $  (335,358)   $   (79,852)   $  (287,876)   $  (133,336)   $  (429,445)   $  (143,705)
     ============   ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        MONY CUSTOM MASTER
                                 ------------------------------------------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------              DREYFUS
                                           MULTI-CAP                                                           STOCK
                                             GROWTH                          BALANCED                          INDEX
                                           SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------   ------------------------------   ------------------------------
                                                FOR THE PERIOD                   FOR THE PERIOD                   FOR THE PERIOD
                                 FOR THE SIX    JULY 15, 1999**   FOR THE SIX    JULY 12, 1999**   FOR THE SIX    JULY 20, 1999**
                                 MONTHS ENDED       THROUGH       MONTHS ENDED       THROUGH       MONTHS ENDED       THROUGH
                                   JUNE 30,      DECEMBER 31,       JUNE 30,      DECEMBER 31,       JUNE 30,      DECEMBER 31,
                                     2000            1999             2000            1999             2000            1999
                                 ------------   ---------------   ------------   ---------------   ------------   ---------------
                                 (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
From operations:
Net investment income (loss)...  $   (647,693)    $   (76,869)    $   (72,729)     $  (23,876)     $    19,123      $   241,727
Net realized gain (loss) on
  investments..................     3,591,388         378,162          85,114          10,054          447,771           78,396
Net change in unrealized
  appreciation (depreciation)
  of investments...............   (20,530,053)      9,190,475         (40,820)        494,105         (398,938)       3,144,960
                                 ------------     -----------     -----------      ----------      -----------      -----------
Net increase (decrease) in net
  assets resulting from
  operations...................   (17,586,358)      9,491,768         (28,435)        480,283           67,956        3,465,083
                                 ------------     -----------     -----------      ----------      -----------      -----------
From unit transactions:
  Net proceeds from the
    issuance of units..........   118,666,746      38,409,014       5,531,056       9,569,175       40,149,893       43,565,519
  Net asset value of units
    redeemed or used to meet
    contract obligations.......    (8,815,919)     (1,188,222)     (1,609,551)       (422,003)      (5,982,835)      (2,026,270)
                                 ------------     -----------     -----------      ----------      -----------      -----------
Net increase from unit
  transactions.................   109,850,827      37,220,792       3,921,505       9,147,172       34,167,058       41,539,249
                                 ------------     -----------     -----------      ----------      -----------      -----------
Net increase in net assets.....    92,264,469      46,712,560       3,893,070       9,627,455       34,235,014       45,004,332
Net assets beginning of
  period.......................    46,712,560               0       9,627,455               0       45,004,332                0
                                 ------------     -----------     -----------      ----------      -----------      -----------
Net assets end of period*......  $138,977,029     $46,712,560     $13,520,525      $9,627,455      $79,239,346      $45,004,332
                                 ============     ===========     ===========      ==========      ===========      ===========
Unit transactions:
Units outstanding beginning of
  period.......................     1,605,055               0         917,822               0        4,223,029                0
Units issued during the
  period.......................     3,922,585       1,654,605         542,314         960,848        3,880,251        4,427,435
Units redeemed during the
  period.......................      (301,941)        (49,550)       (158,157)        (43,026)        (580,143)        (204,406)
                                 ------------     -----------     -----------      ----------      -----------      -----------
Units outstanding end of
  period.......................     5,225,699       1,605,055       1,301,979         917,822        7,523,137        4,223,029
                                 ============     ===========     ===========      ==========      ===========      ===========
---------------
 * Includes undistributed net
   investment income (loss) of:  $   (724,562)    $   (76,869)    $   (96,605)     $  (23,876)     $   260,850      $   241,727
                                 ============     ===========     ===========      ==========      ===========      ===========
** Commencement of operations

                       See notes to financial statements.

                                  MONY CUSTOM MASTER
    ------------------------------------------------------------------------------
                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
               DREYFUS               ---------------------------------------------
               SOCIALLY                           VIP                    VIP II
             RESPONSIBLE                         GROWTH                CONTRAFUND
              SUBACCOUNT                       SUBACCOUNT              SUBACCOUNT
    ------------------------------   ------------------------------   ------------
                   FOR THE PERIOD                   FOR THE PERIOD
    FOR THE SIX    JULY 23, 1999**   FOR THE SIX    JULY 15, 1999**   FOR THE SIX
    MONTHS ENDED       THROUGH       MONTHS ENDED       THROUGH       MONTHS ENDED
      JUNE 30,      DECEMBER 31,       JUNE 30,      DECEMBER 31,       JUNE 30,
        2000            1999             2000            1999             2000
    ------------   ---------------   ------------   ---------------   ------------
    (UNAUDITED)                      (UNAUDITED)                      (UNAUDITED)
    $   (57,890)     $  182,771      $ 2,637,584      $   (49,919)    $ 3,662,418
         99,168          30,957          373,852          107,909          97,477
        316,139         492,953       (1,216,676)       2,872,011      (4,515,718)
    -----------      ----------      -----------      -----------     -----------
        357,417         706,681        1,794,760        2,930,001        (755,823)
    -----------      ----------      -----------      -----------     -----------
      6,345,296       5,686,675       29,893,155       20,065,183      29,298,318
       (625,992)       (261,029)      (2,514,819)        (743,933)     (2,328,871)
    -----------      ----------      -----------      -----------     -----------
      5,719,304       5,425,646       27,378,336       19,321,250      26,969,447
    -----------      ----------      -----------      -----------     -----------
      6,076,721       6,132,327       29,173,096       22,251,251      26,213,624
      6,132,327               0       22,251,251                0      25,891,838
    -----------      ----------      -----------      -----------     -----------
    $12,209,048      $6,132,327      $51,424,347      $22,251,251     $52,105,462
    ===========      ==========      ===========      ===========     ===========
        529,031               0        1,948,202                0       2,355,687
        559,775         554,261        2,580,148        2,020,566       2,693,957
        (55,344)        (25,230)        (216,012)         (72,364)       (213,406)
    -----------      ----------      -----------      -----------     -----------
      1,033,462         529,031        4,312,338        1,948,202       4,836,238
    ===========      ==========      ===========      ===========     ===========
    $   124,881      $  182,771      $ 2,587,665      $   (49,919)    $ 3,600,575
    ===========      ==========      ===========      ===========     ===========

                    MONY CUSTOM MASTER
     ------------------------------------------------
        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
     ------------------------------------------------
         VIP II                   VIP III
       CONTRAFUND           GROWTH OPPORTUNITIES
       SUBACCOUNT                SUBACCOUNT
     ---------------   ------------------------------
     FOR THE PERIOD                   FOR THE PERIOD
     JULY 20, 1999**   FOR THE SIX    JULY 22, 1999**
         THROUGH       MONTHS ENDED       THROUGH
      DECEMBER 31,       JUNE 30,      DECEMBER 31,
          1999             2000            1999
     ---------------   ------------   ---------------
                       (UNAUDITED)
       $   (61,843)    $   686,040      $  (22,289)
            64,643        (187,157)             15
         2,819,236        (800,664)        283,442
       -----------     -----------      ----------
         2,822,036        (301,781)        261,168
       -----------     -----------      ----------
        24,290,922       9,098,006       9,187,365
        (1,221,120)     (1,503,849)       (473,515)
       -----------     -----------      ----------
        23,069,802       7,594,157       8,713,850
       -----------     -----------      ----------
        25,891,838       7,292,376       8,975,018
                 0       8,975,018               0
       -----------     -----------      ----------
       $25,891,838     $16,267,394      $8,975,018
       ===========     ===========      ==========
                 0         913,852               0
         2,479,149         977,736         963,098
          (123,462)       (160,618)        (49,246)
       -----------     -----------      ----------
         2,355,687       1,730,970         913,852
       ===========     ===========      ==========
       $   (61,843)    $   663,751      $  (22,289)
       ===========     ===========      ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY CUSTOM MASTER
                                   ----------------------------------------------------------------------------------
                                                                JANUS ASPEN SERIES FUND
                                   ----------------------------------------------------------------------------------
                                              AGGRESSIVE                                                   CAPITAL
                                                GROWTH                            BALANCED               APPRECIATION
                                              SUBACCOUNT                         SUBACCOUNT               SUBACCOUNT
                                   --------------------------------   --------------------------------   ------------
                                   FOR THE SIX     FOR THE PERIOD     FOR THE SIX     FOR THE PERIOD     FOR THE SIX
                                   MONTHS ENDED    JULY 19, 1999**    MONTHS ENDED    JULY 19, 1999**    MONTHS ENDED
                                     JUNE 30,          THROUGH          JUNE 30,          THROUGH          JUNE 30,
                                       2000       DECEMBER 31, 1999       2000       DECEMBER 31, 1999       2000
                                   ------------   -----------------   ------------   -----------------   ------------
                                   (UNAUDITED)                        (UNAUDITED)                        (UNAUDITED)
From operations:
Net investment income (loss).....  $  7,452,652      $   (65,628)     $ 2,928,872       $   176,735      $  (113,345)
Net realized gain on
  investments....................     3,888,065          493,792          440,391            38,860        2,008,279
Net change in unrealized
  appreciation (depreciation) of
  investments....................   (13,853,994)       8,768,576       (3,258,359)        1,804,653       (6,284,762)
                                   ------------      -----------      -----------       -----------      -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................    (2,513,277)       9,196,740          110,904         2,020,248       (4,389,828)
                                   ------------      -----------      -----------       -----------      -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    77,006,747       26,709,744       30,360,290        19,947,065       48,036,008
  Net asset value of units
    redeemed or used to meet
    contract obligations.........    (7,266,466)        (962,351)      (1,898,009)         (690,271)      (4,180,818)
                                   ------------      -----------      -----------       -----------      -----------
Net increase from unit
  transactions...................    69,740,281       25,747,393       28,462,281        19,256,794       43,855,190
                                   ------------      -----------      -----------       -----------      -----------
Net increase in net assets.......    67,227,004       34,944,133       28,573,185        21,277,042       39,465,362
Net assets beginning of period...    34,944,133                0       21,277,042                 0       38,110,879
                                   ------------      -----------      -----------       -----------      -----------
Net assets end of period*........  $102,171,137      $34,944,133      $49,850,227       $21,277,042      $77,576,241
                                   ============      ===========      ===========       ===========      ===========
Unit transactions:
Units outstanding beginning of
  period.........................     2,153,830                0        1,933,982                 0        2,955,486
Units issued during the period...     4,530,877        2,227,213        2,766,591         2,004,157        3,675,051
Units redeemed during the
  period.........................      (443,102)         (73,383)        (173,262)          (70,175)        (323,368)
                                   ------------      -----------      -----------       -----------      -----------
Units outstanding end of
  period.........................     6,241,605        2,153,830        4,527,311         1,933,982        6,307,169
                                   ============      ===========      ===========       ===========      ===========
---------------
 * Includes undistributed net
   investment income (loss) of:    $  7,387,024      $   (65,628)     $ 3,105,607       $   176,735      $  (128,438)
                                   ============      ===========      ===========       ===========      ===========
**  Commencement of operations

                                                    MONY CUSTOM MASTER
                                   ----------------------------------------------------
                                                 JANUS ASPEN SERIES FUND
                                   ----------------------------------------------------
                                        CAPITAL                   WORLD-WIDE
                                     APPRECIATION                   GROWTH
                                      SUBACCOUNT                  SUBACCOUNT
                                   -----------------   --------------------------------
                                    FOR THE PERIOD     FOR THE SIX     FOR THE PERIOD
                                    JULY 15, 1999**    MONTHS ENDED    JULY 15, 1999**
                                        THROUGH          JUNE 30,          THROUGH
                                   DECEMBER 31, 1999       2000       DECEMBER 31, 1999
                                   -----------------   ------------   -----------------
                                                       (UNAUDITED)
From operations:
Net investment income (loss).....     $   (15,093)     $   894,237       $   (45,742)
Net realized gain on
  investments....................         174,017        1,899,526           215,918
Net change in unrealized
  appreciation (depreciation) of
  investments....................       8,496,301       (4,298,210)        5,002,880
                                      -----------      -----------       -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................       8,655,225       (1,504,447)        5,173,056
                                      -----------      -----------       -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      30,469,798       69,018,916        20,188,770
  Net asset value of units
    redeemed or used to meet
    contract obligations.........      (1,014,144)      (3,588,012)         (663,807)
                                      -----------      -----------       -----------
Net increase from unit
  transactions...................      29,455,654       65,430,904        19,524,963
                                      -----------      -----------       -----------
Net increase in net assets.......      38,110,879       63,926,457        24,698,019
Net assets beginning of period...               0       24,698,019                 0
                                      -----------      -----------       -----------
Net assets end of period*........     $38,110,879      $88,624,476       $24,698,019
                                      ===========      ===========       ===========
Unit transactions:
Units outstanding beginning of
  period.........................               0        1,775,017                 0
Units issued during the period...       3,052,727        4,756,407         1,833,953
Units redeemed during the
  period.........................         (97,241)        (251,333)          (58,936)
                                      -----------      -----------       -----------
Units outstanding end of
  period.........................       2,955,486        6,280,091         1,775,017
                                      ===========      ===========       ===========
---------------
 * Includes undistributed net
   investment income (loss) of:       $   (15,093)     $   848,495       $   (45,742)
                                      ===========      ===========       ===========
**  Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are twenty-five MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series Fund (collectively, the "Funds"). The Funds are registered under the 1940 Act as an open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset value is based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the six months ended June 30, 2000 were as follows:

                                                        COST OF SHARES     PROCEEDS FROM
            MONY CUSTOM MASTER SUBACCOUNTS                 ACQUIRED       SHARES REDEEMED
            ------------------------------              --------------    ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio......................   $  6,019,990      $  2,075,732
Long Term Bond Portfolio..............................      6,428,334         3,538,846
Government Securities Portfolio.......................      6,796,405         5,353,022
Money Market Portfolio................................    131,809,424       125,297,906
Enterprise Accumulation Trust
Equity Portfolio......................................     40,738,370         8,495,736
Small Company Value Portfolio.........................     27,279,098         8,252,259
Managed Portfolio.....................................     54,465,586        32,935,093
International Growth Portfolio........................     15,988,504         4,410,765
High Yield Bond Portfolio.............................      9,584,109         3,699,249
Growth Portfolio......................................    104,942,300        34,059,265
Growth and Income Portfolio...........................     55,679,511        12,941,717
Small Company Growth Portfolio........................     44,003,921         6,591,285
Equity Income Portfolio...............................      6,904,065         7,648,549
Capital Appreciation Portfolio........................     37,135,547         5,608,443
Multi-Cap Growth Portfolio............................    121,530,705        12,283,600
Balanced Portfolio....................................      6,037,103         2,186,833
Dreyfus
Dreyfus Stock Index Fund..............................     42,201,493         8,413,419
The Dreyfus Socially Responsible Growth Fund, Inc.....      6,674,214         1,011,623
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..................................     31,226,531         4,059,615
VIP II Contrafund Portfolio...........................     30,562,022         3,828,266
VIP III Growth Opportunities Portfolio................      9,582,736         2,063,555

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                        COST OF SHARES     PROCEEDS FROM
            MONY CUSTOM MASTER SUBACCOUNTS                 ACQUIRED       SHARES REDEEMED
            ------------------------------              --------------    ---------------
Janus Aspen Series Fund
Aggressive Growth Portfolio...........................   $ 79,239,477      $  9,908,504
Balanced Portfolio....................................     31,724,224         3,470,209
Capital Appreciation Portfolio........................     50,355,006         6,868,104
World-wide Growth Portfolio...........................     70,887,050         5,788,372

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                              MONYMASTER
                                                  ------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                                  ------------------------------------------------------------------
                                                    EQUITY       EQUITY     INTERMEDIATE    LONG TERM
                                                    GROWTH       INCOME      TERM BOND        BOND       DIVERSIFIED
                                                  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                  ----------   ----------   ------------   -----------   -----------
ASSETS
Shares held in respective Funds.................      9,336        3,139        651,842      1,129,998        6,571
                                                   ========    =========     ==========    ===========    =========
Investments at cost.............................   $374,289    $  76,439     $7,138,203    $15,027,399    $ 115,636
                                                   ========    =========     ==========    ===========    =========
Investments in respective Funds, at net asset
  value.........................................   $363,368    $  59,175     $6,740,049    $13,672,975    $ 127,599
Amount due from MONY............................          0            0              0         12,272            0
Amount due from respective Funds................          0            0         25,023         86,771            0
                                                   --------    ---------     ----------    -----------    ---------
        Total assets............................    363,368       59,175      6,765,072     13,772,018      127,599
                                                   --------    ---------     ----------    -----------    ---------
LIABILITIES
Amount due to MONY..............................        176           29         28,384         93,468           62
Amount due to respective Funds..................          0            0              0         12,272            0
                                                   --------    ---------     ----------    -----------    ---------
        Total liabilities.......................        176           29         28,384        105,740           62
                                                   --------    ---------     ----------    -----------    ---------
Net assets......................................   $363,192    $  59,146     $6,736,688    $13,666,278    $ 127,537
                                                   ========    =========     ==========    ===========    =========
Net assets consist of:
  Contractholders' net payments.................   $(90,060)   $(319,992)    $4,263,228    $ 8,851,832    $(172,786)
  Undistributed net investment income...........    195,245      195,507      2,713,393      5,276,303      162,748
  Accumulated net realized gain (loss) on
    investments.................................    268,928      200,895        158,221        892,567      125,612
  Net unrealized appreciation (depreciation) of
    investments.................................    (10,921)     (17,264)      (398,154)    (1,354,424)      11,963
                                                   --------    ---------     ----------    -----------    ---------
Net assets......................................   $363,192    $  59,146     $6,736,688    $13,666,278    $ 127,537
                                                   ========    =========     ==========    ===========    =========
Number of units outstanding*....................      5,326        1,404        350,183        571,995        2,747
                                                   --------    ---------     ----------    -----------    ---------
Net asset value per unit outstanding*...........   $  68.19    $   42.13     $    19.24    $     23.89    $   46.43
                                                   ========    =========     ==========    ===========    =========

                                                         MONYMASTER          VALUEMASTER
                                                  ------------------------   -----------
                                                          MONY SERIES FUND, INC.
                                                  --------------------------------------
                                                     MONEY      GOVERNMENT      MONEY
                                                    MARKET      SECURITIES     MARKET
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                  -----------   ----------   -----------
ASSETS
Shares held in respective Funds.................   25,355,795     448,402      631,494
                                                  ===========   ==========    ========
Investments at cost.............................  $25,355,795   $4,911,101    $631,494
                                                  ===========   ==========    ========
Investments in respective Funds, at net asset
  value.........................................  $25,355,795   $4,753,065    $631,494
Amount due from MONY............................            0          72            0
Amount due from respective Funds................       23,298      73,332            0
                                                  -----------   ----------    --------
        Total assets............................   25,379,093   4,826,469      631,494
                                                  -----------   ----------    --------
LIABILITIES
Amount due to MONY..............................       35,760      75,737          302
Amount due to respective Funds..................            0          72            0
                                                  -----------   ----------    --------
        Total liabilities.......................       35,760      75,809          302
                                                  -----------   ----------    --------
Net assets......................................  $25,343,333   $4,750,660    $631,192
                                                  ===========   ==========    ========
Net assets consist of:
  Contractholders' net payments.................  $19,114,229   $4,199,133    $523,674
  Undistributed net investment income...........    6,229,104     603,097      107,518
  Accumulated net realized gain (loss) on
    investments.................................            0     106,465            0
  Net unrealized appreciation (depreciation) of
    investments.................................            0    (158,035)           0
                                                  -----------   ----------    --------
Net assets......................................  $25,343,333   $4,750,660    $631,192
                                                  ===========   ==========    ========
Number of units outstanding*....................    1,520,827     373,243       41,515
                                                  -----------   ----------    --------
Net asset value per unit outstanding*...........  $     16.66   $   12.73     $  15.20
                                                  ===========   ==========    ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                 VALUEMASTER
                                           --------------------------------------------------------
                                                            OCC ACCUMULATION TRUST
                                           --------------------------------------------------------
                                           US GOVERNMENT
                                               BOND           EQUITY      SMALL CAP       MANAGED
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           -------------    ----------    ----------    -----------
ASSETS
Shares held in respective Funds..........      16,342          16,801         7,440         123,300
                                             ========        ========      ========     ===========
Investments at cost......................    $173,725        $553,515      $173,800     $ 5,039,614
                                             ========        ========      ========     ===========
Investments in respective Funds, at net
  asset value............................    $164,403        $519,644      $188,527     $ 4,708,812
Dividend receivable......................         348
                                             --------        --------      --------     -----------
          Total assets...................     164,751         519,644       188,527       4,708,812
                                             --------        --------      --------     -----------
LIABILITIES
Amount due to MONY.......................          79             251            92           2,293
                                             --------        --------      --------     -----------
          Total liabilities..............          79             251            92           2,293
                                             --------        --------      --------     -----------
Net assets...............................    $164,672        $519,393      $188,435     $ 4,706,519
                                             ========        ========      ========     ===========
Net assets consist of:
  Contractholders' net payments..........    $  5,576        $275,312      $ 16,831     $(3,620,486)
  Undistributed net investment income....     176,571         114,585        31,514       1,456,522
  Accumulated net realized gain (loss) on
     investments.........................      (8,153)        163,368       125,363       7,201,285
  Net unrealized appreciation
     (depreciation) of investments.......      (9,322)        (33,872)       14,727        (330,802)
                                             --------        --------      --------     -----------
Net assets...............................    $164,672        $519,393      $188,435     $ 4,706,519
                                             ========        ========      ========     ===========
Number of units outstanding*.............      28,263          12,095         5,552          87,128
                                             --------        --------      --------     -----------
Net asset value per unit outstanding*....    $   5.83        $  42.94      $  33.94     $     54.02
                                             ========        ========      ========     ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                               MONYMASTER
                                 -----------------------------------------------------------------------
                                                      ENTERPRISE ACCUMULATION TRUST
                                 -----------------------------------------------------------------------
                                               SMALL COMPANY                  INTERNATIONAL   HIGH YIELD
                                   EQUITY          VALUE         MANAGED         GROWTH          BOND
                                 SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 -----------   -------------   ------------   -------------   ----------
ASSETS
Shares held in respective
  Funds........................    1,649,043      1,524,585       5,874,792      1,909,336     1,709,799
                                 ===========    ===========    ============    ===========    ==========
Investments at cost............  $61,482,839    $44,131,729    $229,708,588    $15,267,755    $8,996,927
                                 ===========    ===========    ============    ===========    ==========
Investments in respective
  Funds, at net asset
  value........................  $74,899,550    $48,009,171    $207,438,902    $15,694,741    $8,224,135
Amount due from MONY...........       18,412          6,225          14,062              0             0
Amount due from respective
  Funds........................      391,857        565,998       1,639,428        109,222        30,480
                                 -----------    -----------    ------------    -----------    ----------
          Total assets.........   75,309,819     48,581,394     209,092,392     15,803,963     8,254,615
                                 -----------    -----------    ------------    -----------    ----------
LIABILITIES
Amount due to MONY.............      428,539        589,956       1,743,918        117,045        34,516
Amount due to respective
  Funds........................       18,412          6,225          14,062              0             0
                                 -----------    -----------    ------------    -----------    ----------
          Total liabilities....      446,951        596,181       1,757,980        117,045        34,516

                                 -----------    -----------    ------------    -----------    ----------
Net assets.....................  $74,862,868    $47,985,213    $207,334,412    $15,686,918    $8,220,099
                                 ===========    ===========    ============    ===========    ==========
Net assets consist of:
  Contractholders' net
     payments..................  $24,735,259    $19,929,606    $ 32,949,901    $11,836,972    $7,065,292
  Undistributed net
     investment income.........    9,863,719      9,868,509      90,612,003        679,282     2,754,106
  Accumulated net realized
     gain (loss) on
     investments...............   26,847,180     14,309,655     106,042,193      2,743,678      (826,507)
  Net unrealized
     appreciation
     (depreciation) of
     investments...............   13,416,710      3,877,443     (22,269,685)       426,986      (772,792)
                                 -----------    -----------    ------------    -----------    ----------
Net assets.....................  $74,862,868    $47,985,213    $207,334,412    $15,686,918    $8,220,099
                                 ===========    ===========    ============    ===========    ==========
Number of units
  outstanding*.................    1,253,201        964,725       3,536,212        863,339       547,119
                                 -----------    -----------    ------------    -----------    ----------
Net asset value per unit
  outstanding*.................  $     59.74    $     49.74    $      58.63    $     18.17    $    15.02
                                 ===========    ===========    ============    ===========    ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                  MONYMASTER
                                       -----------------------------------------------------------------
                                                            MONY SERIES FUND, INC.
                                       -----------------------------------------------------------------
                                         EQUITY       EQUITY     INTERMEDIATE   LONG TERM
                                         GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED
                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                       ----------   ----------   ------------   ----------   -----------
Dividend income......................  $       0     $  1,043     $ 540,342     $1,147,498    $    493
Distribution from capital gain.......     77,631        8,597             0              0      20,664
Mortality and expense risk charges...     (2,498)        (411)      (52,842)      (100,765)       (788)
                                       ---------     --------     ---------     ----------    --------
Net investment income................     75,133        9,229       487,500      1,046,733      20,369
                                       ---------     --------     ---------     ----------    --------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain on investments...     45,357       (4,408)     (202,471)      (361,734)        147
  Net change in unrealized
     appreciation (depreciation) of
     investments.....................   (118,675)      (9,618)     (209,892)        49,407     (19,710)
                                       ---------     --------     ---------     ----------    --------
Net realized and unrealized loss on
  investments........................    (73,318)     (14,026)     (412,363)      (312,327)    (19,563)
                                       ---------     --------     ---------     ----------    --------
Net increase (decrease) in net assets
  resulting from operations..........  $   1,815     $ (4,797)    $  75,137     $  734,406    $    806
                                       =========     ========     =========     ==========    ========

                                             MONYMASTER          VALUEMASTER
                                       -----------------------   -----------
                                              MONY SERIES FUND, INC.
                                       -------------------------------------
                                         MONEY      GOVERNMENT      MONEY
                                         MARKET     SECURITIES     MARKET
                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ----------   ----------   -----------
Dividend income......................  $ 892,048    $ 376,408      $17,720
Distribution from capital gain.......          0          100            0
Mortality and expense risk charges...   (198,048)     (39,469)      (3,921)
                                       ---------    ---------      -------
Net investment income................    694,000      337,039       13,799
                                       ---------    ---------      -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain on investments...          0      (80,769)           0
  Net change in unrealized
     appreciation (depreciation) of
     investments.....................          0     (121,250)           0
                                       ---------    ---------      -------
Net realized and unrealized loss on
  investments........................          0     (202,019)           0
                                       ---------    ---------      -------
Net increase (decrease) in net assets
  resulting from operations..........  $ 694,000    $ 135,020      $13,799
                                       =========    =========      =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                  VALUEMASTER
                                            -------------------------------------------------------
                                                            OCC ACCUMULATION TRUST
                                            -------------------------------------------------------
                                            US GOVERNMENT
                                                BOND           EQUITY      SMALL CAP      MANAGED
                                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                            -------------    ----------    ----------    ----------
Dividend income...........................     $ 5,492       $   4,580      $ 1,139      $  69,401
Distribution from capital gain............           0          59,163            0        387,527
Mortality and expense risk charges........      (1,356)         (3,405)      (1,122)       (31,020)
                                               -------       ---------      -------      ---------
Net investment income.....................       4,136          60,338           17        425,908
                                               -------       ---------      -------      ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments..........................      (5,412)         14,546        2,251        137,624
  Net change in unrealized appreciation
     (depreciation) of investments........       6,306        (111,080)      19,351       (749,131)
                                               -------       ---------      -------      ---------
Net realized and unrealized gain (loss) on
  investments.............................         894         (96,534)      21,602       (611,507)
                                               -------       ---------      -------      ---------
Net increase (decrease) in net assets
  resulting from operations...............     $ 5,030       $ (36,196)     $21,619      $(185,599)
                                               =======       =========      =======      =========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                             MONYMASTER
                               ----------------------------------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                               ----------------------------------------------------------------------
                                             SMALL COMPANY                 INTERNATIONAL   HIGH YIELD
                                 EQUITY          VALUE         MANAGED        GROWTH          BOND
                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                               -----------   -------------   -----------   -------------   ----------
Dividend income..............  $         0    $         0    $         0    $         0    $ 491,850
Distribution from capital
  gain.......................            0              0              0              0            0
Mortality and expense risk
  charges....................     (530,027)      (362,418)    (1,645,245)      (121,646)     (64,423)
                               -----------    -----------    -----------    -----------    ---------
Net investment income
  (loss).....................     (530,027)      (362,418)    (1,645,245)      (121,646)     427,427
                               -----------    -----------    -----------    -----------    ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments.............    7,075,163      3,375,253     (3,381,739)     1,596,715     (752,767)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments.............    6,104,256     (3,548,292)    (4,777,015)    (4,144,264)     199,756
                               -----------    -----------    -----------    -----------    ---------
Net realized and unrealized
  gain (loss) on
  investments................   13,179,419       (173,039)    (8,158,754)    (2,547,549)    (553,011)
                               -----------    -----------    -----------    -----------    ---------
Net increase (decrease) in
  net assets resulting from
  operations.................  $12,649,392    $  (535,457)   $(9,803,999)   $(2,669,195)   $(125,584)
                               ===========    ===========    ===========    ===========    =========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              MONYMASTER
                                        ---------------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                        ---------------------------------------------------------------------------------------
                                               EQUITY GROWTH                 EQUITY INCOME            INTERMEDIATE TERM BOND
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        ---------------------------   ---------------------------   ---------------------------
                                        FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                        MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                          JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                            2000           1999           2000           1999           2000           1999
                                        ------------   ------------   ------------   ------------   ------------   ------------
                                        (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income...............   $  75,133      $  30,462       $  9,229      $  12,010     $   487,500    $   358,104
  Net realized gain (loss) on
     investments......................      45,357        107,922         (4,408)       104,552        (202,471)       116,482
  Net change in unrealized
     appreciation (depreciation) of
     investments......................    (118,675)        (5,640)        (9,618)      (100,952)       (209,892)      (576,482)
                                         ---------      ---------       --------      ---------     -----------    -----------
Net increase (decrease) in net assets
  resulting from operations...........       1,815        132,744         (4,797)        15,610          75,137       (101,896)
                                         ---------      ---------       --------      ---------     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
     units............................           0        206,772              0          1,834         428,893      1,471,051
  Net asset value of units redeemed or
     used to meet contract
     obligations......................    (106,729)      (186,160)       (15,543)      (276,501)     (3,229,167)    (2,698,601)
                                         ---------      ---------       --------      ---------     -----------    -----------
Net increase (decrease) from unit
  transactions........................    (106,729)        20,612        (15,543)      (274,667)     (2,800,274)    (1,227,550)
                                         ---------      ---------       --------      ---------     -----------    -----------
Net increase (decrease) in net
  assets..............................    (104,914)       153,356        (20,340)      (259,057)     (2,725,137)    (1,329,446)
Net assets beginning of period........     468,106        314,750         79,486        338,543       9,461,825     10,791,271
                                         ---------      ---------       --------      ---------     -----------    -----------
Net assets end of period*.............   $ 363,192      $ 468,106       $ 59,146      $  79,486     $ 6,736,688    $ 9,461,825
                                         =========      =========       ========      =========     ===========    ===========
Unit transactions:
Units outstanding beginning of
  period..............................       6,920          6,343          1,805          8,207         497,345        561,493
Units issued during the period........           0          3,758              0             44          22,574         77,018
Units redeemed during the period......      (1,594)        (3,181)          (401)        (6,446)       (169,736)      (141,166)
                                         ---------      ---------       --------      ---------     -----------    -----------
Units outstanding end of period.......       5,326          6,920          1,404          1,805         350,183        497,345
                                         =========      =========       ========      =========     ===========    ===========
---------------
* Includes undistributed net
  investment income of:                  $ 195,245      $ 120,112       $195,507      $ 186,278     $ 2,713,393    $ 2,225,893
                                         =========      =========       ========      =========     ===========    ===========

                                                MONYMASTER
                                        ---------------------------
                                          MONY SERIES FUND, INC.
                                        ---------------------------
                                              LONG TERM BOND
                                                SUBACCOUNT
                                        ---------------------------
                                        FOR THE SIX    FOR THE YEAR
                                        MONTHS ENDED      ENDED
                                          JUNE 30,     DECEMBER 31,
                                            2000           1999
                                        ------------   ------------
                                        (UNAUDITED)
From operations:
  Net investment income...............  $ 1,046,733    $   915,762
  Net realized gain (loss) on
     investments......................     (361,734)       384,100
  Net change in unrealized
     appreciation (depreciation) of
     investments......................       49,407     (3,083,919)
                                        -----------    -----------
Net increase (decrease) in net assets
  resulting from operations...........      734,406     (1,784,057)
                                        -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
     units............................      762,339      3,476,254
  Net asset value of units redeemed or
     used to meet contract
     obligations......................   (4,898,191)    (5,810,457)
                                        -----------    -----------
Net increase (decrease) from unit
  transactions........................   (4,135,852)    (2,334,203)
                                        -----------    -----------
Net increase (decrease) in net
  assets..............................   (3,401,446)    (4,118,260)
Net assets beginning of period........   17,067,724     21,185,984
                                        -----------    -----------
Net assets end of period*.............  $13,666,278    $17,067,724
                                        ===========    ===========
Unit transactions:
Units outstanding beginning of
  period..............................      748,499        847,628
Units issued during the period........       32,873        144,706
Units redeemed during the period......     (209,377)      (243,835)
                                        -----------    -----------
Units outstanding end of period.......      571,995        748,499
                                        ===========    ===========
---------------
* Includes undistributed net
  investment income of:                 $ 5,276,303    $ 4,229,570
                                        ===========    ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             MONYMASTER
                                       ---------------------------------------------------------------------------------------
                                                                       MONY SERIES FUND, INC.
                                       ---------------------------------------------------------------------------------------
                                                                                                           GOVERNMENT
                                               DIVERSIFIED                  MONEY MARKET                   SECURITIES
                                               SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                       ---------------------------   ---------------------------   ---------------------------
                                       FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                         JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                           2000           1999           2000           1999           2000           1999
                                       ------------   ------------   ------------   ------------   ------------   ------------
                                       (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income..............    $ 20,369       $ 11,735     $    694,000   $  1,402,011   $   337,039    $   121,319
  Net realized gain (loss) on
     investments.....................         147            331                0              0       (80,769)        78,631
  Net change in unrealized
     appreciation (depreciation) of
     investments.....................     (19,710)        16,423                0              0      (121,250)      (239,316)
                                         --------       --------     ------------   ------------   -----------    -----------
Net increase (decrease) in net assets
  resulting from operations..........         806         28,489          694,000      1,402,011       135,020        (39,366)
                                         --------       --------     ------------   ------------   -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
     units...........................           0              0       11,835,645     50,940,179       251,249      1,770,904
  Net asset value of units redeemed
     or used to meet contract
     obligations.....................        (131)          (138)     (24,704,910)   (63,782,610)   (2,599,683)    (2,037,777)
                                         --------       --------     ------------   ------------   -----------    -----------
Net increase (decrease) from unit
  transactions.......................        (131)          (138)     (12,869,265)   (12,842,431)   (2,348,434)      (266,873)
                                         --------       --------     ------------   ------------   -----------    -----------
Net increase (decrease) in net
  assets.............................         675         28,351      (12,175,265)   (11,440,420)   (2,213,414)      (306,239)
Net assets beginning of period.......     126,862         98,511       37,518,598     48,959,018     6,964,074      7,270,313
                                         --------       --------     ------------   ------------   -----------    -----------
Net assets end of period*............    $127,537       $126,862     $ 25,343,333   $ 37,518,598   $ 4,750,660    $ 6,964,074
                                         ========       ========     ============   ============   ===========    ===========
Unit transactions:
Units outstanding beginning of
  period.............................       2,750          2,754        2,301,392      3,114,064       560,120        581,295
Units issued during the period.......           0              0          721,009      3,184,197        20,155        142,397
Units redeemed during the period.....          (3)            (4)      (1,501,574)    (3,996,869)     (207,032)      (163,572)
                                         --------       --------     ------------   ------------   -----------    -----------
Units outstanding end of period......       2,747          2,750        1,520,827      2,301,392       373,243        560,120
                                         ========       ========     ============   ============   ===========    ===========
---------------
* Includes undistributed net
  investment income of:                  $162,748       $142,379     $  6,229,104   $  5,535,104   $   603,097    $   266,058
                                         ========       ========     ============   ============   ===========    ===========

                                               VALUEMASTER
                                       ---------------------------
                                         MONY SERIES FUND, INC.
                                       ---------------------------
                                                  MONEY
                                                 MARKET
                                               SUBACCOUNT
                                       ---------------------------
                                       FOR THE SIX    FOR THE YEAR
                                       MONTHS ENDED      ENDED
                                         JUNE 30,     DECEMBER 31,
                                           2000           1999
                                       ------------   ------------
                                       (UNAUDITED)
From operations:
  Net investment income..............    $ 13,799      $  24,089
  Net realized gain (loss) on
     investments.....................           0              0
  Net change in unrealized
     appreciation (depreciation) of
     investments.....................           0              0
                                         --------      ---------
Net increase (decrease) in net assets
  resulting from operations..........      13,799         24,089
                                         --------      ---------
From unit transactions:
  Net proceeds from the issuance of
     units...........................          (1)       384,130
  Net asset value of units redeemed
     or used to meet contract
     obligations.....................     (11,496)      (295,135)
                                         --------      ---------
Net increase (decrease) from unit
  transactions.......................     (11,497)        88,995
                                         --------      ---------
Net increase (decrease) in net
  assets.............................       2,302        113,084
Net assets beginning of period.......     628,890        515,806
                                         --------      ---------
Net assets end of period*............    $631,192      $ 628,890
                                         ========      =========
Unit transactions:
Units outstanding beginning of
  period.............................      42,281         35,959
Units issued during the period.......           0         26,534
Units redeemed during the period.....        (766)       (20,212)
                                         --------      ---------
Units outstanding end of period......      41,515         42,281
                                         ========      =========
---------------
* Includes undistributed net
  investment income of:                  $107,518      $  93,719
                                         ========      =========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               VALUEMASTER
                                         ---------------------------------------------------------------------------------------
                                                                         OCC ACCUMULATION TRUST
                                         ---------------------------------------------------------------------------------------
                                                US GOVERNMENT
                                                    BOND                         EQUITY                       SMALL CAP
                                                 SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                         ---------------------------   ---------------------------   ---------------------------
                                         FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                         MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                           JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                             2000           1999           2000           1999           2000           1999
                                         ------------   ------------   ------------   ------------   ------------   ------------
                                         (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss).........   $   4,136      $  17,703      $  60,338       $ 24,587       $     17       $   (893)
  Net realized gain (loss) on
     investments.......................      (5,412)           559         14,546         35,936          2,251          9,459
  Net change in unrealized appreciation
     (depreciation) of investments.....       6,306        (35,339)      (111,080)       (43,012)        19,351        (18,943)
                                          ---------      ---------      ---------       --------       --------       --------
Net increase (decrease) in net assets
  resulting from operations............       5,030        (17,077)       (36,196)        17,511         21,619        (10,377)
                                          ---------      ---------      ---------       --------       --------       --------
From unit transactions:
  Net proceeds from the issuance of
     units.............................          19              0          2,259        296,453          2,204         87,370
  Net asset value of units redeemed or
     used to meet contract
     obligations.......................    (159,782)      (343,372)       (30,527)       (63,427)       (11,369)       (49,636)
                                          ---------      ---------      ---------       --------       --------       --------
Net increase (decrease) from unit
  transactions.........................    (159,763)      (343,372)       (28,268)       233,026         (9,165)        37,734
                                          ---------      ---------      ---------       --------       --------       --------
Net increase (decrease) in net
  assets...............................    (154,733)      (360,449)       (64,464)       250,537         12,454         27,357
Net assets beginning of period.........     319,405        679,854        583,857        333,320        175,981        148,624
                                          ---------      ---------      ---------       --------       --------       --------
Net assets end of period*..............   $ 164,672      $ 319,405      $ 519,393       $583,857       $188,435       $175,981
                                          =========      =========      =========       ========       ========       ========
Unit transactions:
Units outstanding beginning of
  period...............................      37,207         37,207         12,729          7,358          5,839          4,781
Units issued during the period.........           0              0             61          6,757             87          2,780
Units redeemed during the period.......      (8,944)       (19,219)          (695)        (1,386)          (374)        (1,722)
                                          ---------      ---------      ---------       --------       --------       --------
Units outstanding end of period........      28,263         17,988         12,095         12,729          5,552          5,839
                                          =========      =========      =========       ========       ========       ========
---------------
* Includes undistributed net investment
  income of:                              $ 176,571      $ 172,435      $ 114,585       $ 54,247       $ 31,514       $ 31,497
                                          =========      =========      =========       ========       ========       ========

                                                 VALUEMASTER
                                         ---------------------------
                                           OCC ACCUMULATION TRUST
                                         ---------------------------

                                                   MANAGED
                                                 SUBACCOUNT
                                         ---------------------------
                                         FOR THE SIX    FOR THE YEAR
                                         MONTHS ENDED      ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2000           1999
                                         ------------   ------------
                                         (UNAUDITED)
From operations:
  Net investment income (loss).........  $   425,908    $   336,191
  Net realized gain (loss) on
     investments.......................      137,624      2,658,126
  Net change in unrealized appreciation
     (depreciation) of investments.....     (749,131)    (2,671,142)
                                         -----------    -----------
Net increase (decrease) in net assets
  resulting from operations............     (185,599)       323,175
                                         -----------    -----------
From unit transactions:
  Net proceeds from the issuance of
     units.............................       11,347        122,889
  Net asset value of units redeemed or
     used to meet contract
     obligations.......................     (853,318)    (5,141,206)
                                         -----------    -----------
Net increase (decrease) from unit
  transactions.........................     (841,971)    (5,018,317)
                                         -----------    -----------
Net increase (decrease) in net
  assets...............................   (1,027,570)    (4,695,142)
Net assets beginning of period.........    5,734,089     10,429,231
                                         -----------    -----------
Net assets end of period*..............  $ 4,706,519    $ 5,734,089
                                         ===========    ===========
Unit transactions:
Units outstanding beginning of
  period...............................      102,350        193,049
Units issued during the period.........          110          2,295
Units redeemed during the period.......      (15,332)       (92,994)
                                         -----------    -----------
Units outstanding end of period........       87,128        102,350
                                         ===========    ===========
---------------
* Includes undistributed net investment
  income of:                             $ 1,456,522    $ 1,030,614
                                         ===========    ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONYMASTER
                                   ---------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------------------------------------
                                                                        SMALL COMPANY
                                             EQUITY                         VALUE                        MANAGED
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------   ---------------------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       2000           1999           2000           1999           2000           1999
                                   ------------   ------------   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...  $   (530,027)  $  5,378,267   $   (362,418)  $ 3,133,827    $ (1,645,245)  $ 49,743,662
  Net realized gain (loss) on
    investments..................     7,075,163      3,552,770      3,375,253     3,190,446      (3,381,739)    16,009,436
  Net change in unrealized
    appreciation (depreciation)
    of investments...............     6,104,256        868,698     (3,548,292)    4,047,413      (4,777,015)   (42,655,482)
                                   ------------   ------------   ------------   -----------    ------------   ------------
Net increase (decrease) in net
  assets resulting from
  operations.....................    12,649,392      9,799,735       (535,457)   10,371,686      (9,803,999)    23,097,616
                                   ------------   ------------   ------------   -----------    ------------   ------------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    12,138,485     13,856,287      8,938,836    11,605,527       7,392,180     36,825,341
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (28,778,879)   (12,407,631)   (18,899,958)   (7,866,461)    (94,515,895)   (57,532,194)
                                   ------------   ------------   ------------   -----------    ------------   ------------
Net increase (decrease) from unit
  transactions...................   (16,640,394)     1,448,656     (9,961,122)    3,739,066     (87,123,715)   (20,706,853)
                                   ------------   ------------   ------------   -----------    ------------   ------------
Net increase (decrease) in net
  assets.........................    (3,991,002)    11,248,391    (10,496,579)   14,110,752     (96,927,714)     2,390,763
Net assets beginning of period...    78,853,870     67,605,479     58,481,792    44,371,040     304,262,126    301,871,363
                                   ------------   ------------   ------------   -----------    ------------   ------------
Net assets end of period*........  $ 74,862,868   $ 78,853,870   $ 47,985,213   $58,481,792    $207,334,412   $304,262,126
                                   ============   ============   ============   ===========    ============   ============
Unit transactions:
Units outstanding beginning of
  period.........................     1,543,174      1,510,836      1,169,875     1,087,406       5,016,713      5,369,272
Units issued during the period...       223,211        303,593        180,777       258,364         126,317        638,433
Units redeemed during the
  period.........................      (513,184)      (271,255)      (385,927)     (175,895)     (1,606,818)      (990,992)
                                   ------------   ------------   ------------   -----------    ------------   ------------
Units outstanding end of
  period.........................     1,253,201      1,543,174        964,725     1,169,875       3,536,212      5,016,713
                                   ============   ============   ============   ===========    ============   ============

---------------
* Includes undistributed net
  investment income of:            $  9,863,719   $ 10,393,746   $  9,868,509   $10,230,927    $ 90,612,003   $ 92,257,248
                                   ============   ============   ============   ===========    ============   ============

                                                          MONYMASTER
                                   ---------------------------------------------------------
                                                 ENTERPRISE ACCUMULATION TRUST
                                   ---------------------------------------------------------
                                          INTERNATIONAL                  HIGH YIELD
                                             GROWTH                         BOND
                                           SUBACCOUNT                    SUBACCOUNT
                                   ---------------------------   ---------------------------
                                   FOR THE SIX    FOR THE YEAR   FOR THE SIX    FOR THE YEAR
                                   MONTHS ENDED      ENDED       MONTHS ENDED      ENDED
                                     JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                       2000           1999           2000           1999
                                   ------------   ------------   ------------   ------------
                                   (UNAUDITED)                   (UNAUDITED)
From operations:
  Net investment income (loss)...  $  (121,646)   $   209,720    $   427,427    $   950,577
  Net realized gain (loss) on
    investments..................    1,596,715        442,708       (752,767)      (183,849)
  Net change in unrealized
    appreciation (depreciation)
    of investments...............   (4,144,264)     4,009,214        199,756       (490,239)
                                   -----------    -----------    -----------    -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................   (2,669,195)     4,661,642       (125,584)       276,489
                                   -----------    -----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................    7,635,936      3,713,963        996,125      2,472,349
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (6,410,881)    (1,718,123)    (3,871,928)    (2,351,035)
                                   -----------    -----------    -----------    -----------
Net increase (decrease) from unit
  transactions...................    1,225,055      1,995,840     (2,875,803)       121,314
                                   -----------    -----------    -----------    -----------
Net increase (decrease) in net
  assets.........................   (1,444,140)     6,657,482     (3,001,387)       397,803
Net assets beginning of period...   17,131,058     10,473,576     11,221,486     10,823,683
                                   -----------    -----------    -----------    -----------
Net assets end of period*........  $15,686,918    $17,131,058    $ 8,220,099    $11,221,486
                                   ===========    ===========    ===========    ===========
Unit transactions:
Units outstanding beginning of
  period.........................      828,796        711,551        740,141        732,343
Units issued during the period...      383,379        227,458         66,398        165,209
Units redeemed during the
  period.........................     (348,836)      (110,213)      (259,420)      (157,411)
                                   -----------    -----------    -----------    -----------
Units outstanding end of
  period.........................      863,339        828,796        547,119        740,141
                                   ===========    ===========    ===========    ===========
---------------
* Includes undistributed net
  investment income of:            $   679,282    $   800,928    $ 2,754,106    $ 2,326,679
                                   ===========    ===========    ===========    ===========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY. MONY Custom Master insurance policies have not been issued as of December 31, 1999.

     There are currently twelve MONYMaster subaccounts and five ValueMaster subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), Enterprise Accumulation Trust ("Enterprise") or the OCC Accumulation Trust ("OCC") (collectively, the "Funds"). The subaccounts of MONYMaster commenced operations from 1990 to 1994 and the subaccounts of ValueMaster commenced operations in 1994. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     On December 21, 1998, the Variable Account effected a substitution by redeeming shares of the OCC Accumulation Trust Money Market Portfolio and using the redemption proceeds to purchase shares of the MONY Series Fund, Inc. Money Market Portfolio. The substitution was effected through a redemption of assets in-kind for the Variable Account and OCC.

     A full presentation of the related financial statements and footnotes of the Fund Enterprise and OCC are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Investment income includes distributions of dividends and net realized gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the

                                      MONY

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED) earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholder. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted for all subaccounts for the six months ended June 30, 2000 aggregated $145,578,017.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the six months ended June 30, 2000 were as follows:

                                                           COST OF SHARES    PROCEEDS FROM
                 MONYMASTER SUBACCOUNTS                       ACQUIRED      SHARES REDEEMED
                 ----------------------                    --------------   ---------------
MONY Series Fund, Inc.
Equity Growth Portfolio..................................   $         0       $   109,313
Equity Income Portfolio..................................             0            15,968
Intermediate Term Bond Portfolio.........................       831,237         3,686,143
Long Term Bond Portfolio.................................       863,665         5,103,045
Diversified Portfolio....................................             0               925
Money Market Portfolio...................................    13,146,582        26,222,090
Government Securities Portfolio..........................       362,640         2,751,920
Enterprise Accumulation Trust
Equity Portfolio.........................................    13,030,952        30,206,484
Small Company Value Portfolio............................     9,364,764        19,695,279
Managed Portfolio........................................     8,994,950        97,824,519
International Growth Portfolio...........................     8,074,199         4,029,273
High Yield Bond Portfolio................................     1,086,965         4,029,273

                                      MONY

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                 VALUEMASTER SUBACCOUNTS
                 -----------------------
MONY Series Fund, Inc.
Money Market Portfolio...................................   $     5,050       $    20,503
OCC Accumulation Trust
US Government Bond Portfolio.............................         4,652           166,223
Equity Portfolio.........................................         2,521            34,257
Small Cap Portfolio......................................         5,038            15,326
Managed Portfolio........................................         8,524           882,286

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                            MONY CUSTOM MASTER
                                                          ------------------------------------------------------
                                                                          MONY SERIES FUND, INC.
                                                          ------------------------------------------------------
                                                            MONEY       LONG TERM     INTERMEDIATE    GOVERNMENT
                                                            MARKET         BOND           BOND        SECURITIES
                                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ----------    ----------    ------------    ----------
                         ASSETS
Shares held in respective Funds.........................   5,375,186       47,637         36,378         40,089
                                                          ==========     ========       ========       ========
Investments at cost.....................................  $5,375,186     $570,094       $370,541       $420,880
                                                          ==========     ========       ========       ========
Investments in respective Funds, at net asset value.....  $5,375,186     $576,411       $376,147       $424,944
Amount due from MONY America............................      12,344       19,607         19,607          8,037
Amount due from respective Funds........................       1,208            0              0              0
                                                          ----------     --------       --------       --------
         Total assets...................................   5,388,738      596,018        395,754        432,981
                                                          ----------     --------       --------       --------
                      LIABILITIES
Amount due to MONY America..............................       3,346          189            154            142
Amount due to respective Funds..........................      12,344       19,607         19,607          8,037
                                                          ----------     --------       --------       --------
         Total liabilities..............................      15,690       19,796         19,761          8,179
                                                          ----------     --------       --------       --------
Net assets..............................................  $5,373,048     $576,222       $375,993       $424,802
                                                          ==========     ========       ========       ========
Net assets consist of:
  Contractholders' net payments.........................  $5,356,492     $570,332       $370,774       $421,006
  Undistributed net investment income (loss)............      16,556         (424)          (397)          (327)
  Accumulated net realized gain (loss) on investments...           0           (3)            10             59
  Net unrealized appreciation (depreciation) of
    investments.........................................           0        6,317          5,606          4,064
                                                          ----------     --------       --------       --------
Net assets..............................................  $5,373,048     $576,222       $375,993       $424,802
                                                          ==========     ========       ========       ========
Number of units outstanding*............................     531,697       57,809         37,284         41,973
                                                          ----------     --------       --------       --------
Net asset value per unit outstanding*...................  $    10.11     $   9.97       $  10.08       $  10.12
                                                          ==========     ========       ========       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                                  MONY CUSTOM MASTER
    --------------------------------------------------------------------------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
    --------------------------------------------------------------------------------------------------------------
                 SMALL COMPANY                INTERNATIONAL                SMALL COMPANY     EQUITY
      EQUITY         VALUE        MANAGED        GROWTH         GROWTH        GROWTH         INCOME      BALANCED
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      ACCOUNT     SUBACCOUNT
    ----------   -------------   ----------   -------------   ----------   -------------   ----------   ----------
       162,097        47,559        162,014       176,639      1,157,156       366,989       132,543       87,717
    ==========    ==========     ==========    ==========     ==========    ==========      ========     ========
    $7,160,395    $1,488,484     $5,816,139    $1,444,266     $7,263,816    $3,103,990      $701,337     $449,170
    ==========    ==========     ==========    ==========     ==========    ==========      ========     ========
    $7,362,433    $1,497,620     $5,720,724    $1,451,969     $7,359,512    $3,214,821      $686,572     $454,374
       275,045        33,313         52,368        52,801        268,561        66,727        65,569       49,298
           260           150            300             0            150             0             0            0
    ----------    ----------     ----------    ----------     ----------    ----------      --------     --------
     7,637,738     1,531,083      5,773,392     1,504,770      7,628,223     3,281,548       752,141      503,672
    ----------    ----------     ----------    ----------     ----------    ----------      --------     --------
         2,837           621          2,399           577          2,840         1,134           214          159
       275,045        33,313         52,368        52,801        268,561        66,727        65,569       49,298
    ----------    ----------     ----------    ----------     ----------    ----------      --------     --------
       277,882        33,934         54,767        53,378        271,401        67,861        65,783       49,457
    ----------    ----------     ----------    ----------     ----------    ----------      --------     --------
    $7,359,856    $1,497,149     $5,718,625    $1,451,392     $7,356,822    $3,213,687      $686,358     $454,215
    ==========    ==========     ==========    ==========     ==========    ==========      ========     ========
    $7,161,732    $1,489,406     $5,819,147    $1,446,832     $7,268,649    $3,107,881      $702,044     $449,119
        (5,003)         (939)        (4,275)       (1,129)        (6,449)       (2,069)         (467)        (342)
         1,089          (454)          (832)       (2,014)        (1,074)       (2,956)         (454)         234
       202,038         9,136        (95,415)        7,703         95,696       110,831       (14,765)       5,204
    ----------    ----------     ----------    ----------     ----------    ----------      --------     --------
    $7,359,856    $1,497,149     $5,718,625    $1,451,392     $7,356,822    $3,213,687      $686,358     $454,215
    ==========    ==========     ==========    ==========     ==========    ==========      ========     ========
       634,576       152,527        568,787       144,797        747,073       352,090        69,890       45,531
    ----------    ----------     ----------    ----------     ----------    ----------      --------     --------
    $    11.60    $     9.82     $    10.05    $    10.02     $     9.85    $     9.13      $   9.82     $   9.98
    ==========    ==========     ==========    ==========     ==========    ==========      ========     ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                 MONY CUSTOM MASTER
                                              ---------------------------------------------------------
                                                            ENTERPRISE ACCUMULATION TRUST
                                              ---------------------------------------------------------
                                                CAPITAL           HIGH         GROWTH &      MULTI-CAP
                                              APPRECIATION       YIELD          INCOME         GROWTH
                                               SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                              ------------     ----------     ----------     ----------
                   ASSETS
Shares held in respective Funds.............      373,456        100,465         706,801        441,648
                                               ==========       ========      ==========     ==========
Investments at cost.........................   $2,921,242       $480,018      $4,472,860     $5,803,978
                                               ==========       ========      ==========     ==========
Investments in respective Funds, at net
  asset value...............................   $3,010,054       $483,237      $4,474,052     $5,944,577
Amount due from MONY America................       89,882          5,984         130,570        170,583
Amount due from respective Funds............            0              0             100             12
                                               ----------       --------      ----------     ----------
          Total assets......................    3,099,936        489,221       4,604,722      6,115,172
                                               ----------       --------      ----------     ----------
                LIABILITIES
Amount due to MONY America..................        1,102            207           1,705          2,219
Amount due to respective Funds..............       89,882          5,984         130,570        170,583
                                               ----------       --------      ----------     ----------
          Total liabilities.................       90,984          6,191         132,275        172,802
                                               ----------       --------      ----------     ----------
Net assets..................................   $3,008,952       $483,030      $4,472,447     $5,942,370
                                               ==========       ========      ==========     ==========
Net assets consist of:
  Contractholders' net payments.............   $2,923,103       $476,274      $4,474,411     $5,816,823
  Undistributed net investment income
     (loss).................................       (2,556)         3,705          (3,143)        (5,240)
  Accumulated net realized gain (loss) on
     investments............................         (407)          (168)            (13)        (9,812)
  Net unrealized appreciation (depreciation)
     of investments.........................       88,812          3,219           1,192        140,599
                                               ----------       --------      ----------     ----------
Net assets..................................   $3,008,952       $483,030      $4,472,447     $5,942,370
                                               ==========       ========      ==========     ==========
Number of units outstanding*................      299,830         47,820         448,533        716,369
                                               ----------       --------      ----------     ----------
Net asset value per unit outstanding*.......   $    10.04       $  10.10      $     9.97     $     8.30
                                               ==========       ========      ==========     ==========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                          MONY CUSTOM MASTER
    -----------------------------------------------------------------------------------------------
    FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   JANUS ASPEN SERIES
    -----------------------------------------   ---------------------------------------------------
       VIP         VIP II      VIP III GROWTH   AGGRESSIVE                  CAPITAL      WORLDWIDE
      GROWTH     CONTRA FUND   OPPORTUNITIES      GROWTH      BALANCED    APPRECIATION     GROWTH
    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------   -----------   --------------   ----------   ----------   ------------   ----------
        51,096      113,341         44,148         116,524      134,099        92,620       131,234
    ==========   ==========       ========      ==========   ==========    ==========    ==========
    $2,543,523   $2,791,728       $885,906      $6,591,950   $3,671,544    $2,951,578    $6,254,123
    ==========   ==========       ========      ==========   ==========    ==========    ==========
    $2,625,843   $2,836,916       $908,564      $6,502,062   $3,529,477    $2,938,840    $6,303,160
       137,506       28,015         65,790         283,702      157,242       118,753       157,814
             0            0              0             150          111           100           160
    ----------   ----------       --------      ----------   ----------    ----------    ----------
     2,763,349    2,864,931        974,354       6,785,914    3,686,830     3,057,693     6,461,134
    ----------   ----------       --------      ----------   ----------    ----------    ----------
           875        1,209            356           2,586        1,469         1,222         2,688
       137,506       28,015         65,790         283,702      157,242       118,753       157,814
    ----------   ----------       --------      ----------   ----------    ----------    ----------
       138,381       29,224         66,146         286,288      158,711       119,975       160,502
    ----------   ----------       --------      ----------   ----------    ----------    ----------
    $2,624,968   $2,835,707       $908,208      $6,499,626   $3,528,119    $2,937,718    $6,300,632
    ==========   ==========       ========      ==========   ==========    ==========    ==========
    $2,544,364   $2,795,530       $887,456      $6,146,944   $3,473,950    $2,943,936    $6,176,785
        (1,937)      (2,901)          (811)        439,752      196,036         7,416        77,489
           221       (2,110)        (1,095)          2,818          200          (896)       (2,679)
        82,320       45,188         22,658         (89,888)    (142,067)      (12,738)       49,037
    ----------   ----------       --------      ----------   ----------    ----------    ----------
    $2,624,968   $2,835,707       $908,208      $6,499,626   $3,528,119    $2,937,718    $6,300,632
    ==========   ==========       ========      ==========   ==========    ==========    ==========
       239,281      301,634         96,348         590,656      339,755       298,985       687,959
    ----------   ----------       --------      ----------   ----------    ----------    ----------
    $    10.97   $     9.40       $   9.43      $    11.00   $    10.38    $     9.83    $     9.16
    ==========   ==========       ========      ==========   ==========    ==========    ==========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                   MONY CUSTOM MASTER
                                                              ----------------------------
                                                                        DREYFUS
                                                              ----------------------------
                                                              STOCK INDEX       SOCIAL
                                                               PORTFOLIO    RESPONSIBILITY
                                                              SUBACCOUNT      SUBACCOUNT
                                                              -----------   --------------
                           ASSETS
Shares held in respective Funds.............................      51,700          32,377
                                                              ==========      ==========
Investments at cost.........................................  $6,148,118      $1,270,513
                                                              ==========      ==========
Investments in respective Funds, at net asset value.........  $6,166,894      $1,297,020
Amount due from MONY America................................     326,913          80,394
Amount due from respective Funds............................           5               0
                                                              ----------      ----------
          Total assets......................................   6,493,812       1,377,414
                                                              ----------      ----------
                        LIABILITIES
Amount due from MONY America................................       2,202             516
Amount due from respective Funds............................     326,913          80,394
                                                              ----------      ----------
          Total liabilities.................................     329,115          80,910
                                                              ----------      ----------
Net assets..................................................  $6,164,697      $1,296,504
                                                              ==========      ==========
Net assets consist of:
  Contractholders' net payments.............................  $6,137,365      $1,270,627
  Undistributed net investment income (loss)................       9,170          (1,017)
  Accumulated net realized gain (loss) on investments.......        (614)            387
  Net unrealized appreciation of investments................      18,776          26,507
                                                              ----------      ----------
Net assets..................................................  $6,164,697      $1,296,504
                                                              ==========      ==========
Number of units outstanding*................................     643,380         122,718
                                                              ----------      ----------
Net asset value per unit outstanding*.......................  $     9.58      $    10.56
                                                              ==========      ==========

---------------
* Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                                                                          MONY CUSTOM MASTER
                                               -------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                               -------------------------------------------------------------------------
                                                    MONEY            LONG TERM         INTERMEDIATE        GOVERNMENT
                                                    MARKET              BOND               BOND            SECURITIES
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               ----------------   ----------------   ----------------   ----------------
                                                FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                               APRIL 10, 2000**   APRIL 20, 2000**   APRIL 25, 2000**   APRIL 26, 2000**
                                                   THROUGH            THROUGH            THROUGH            THROUGH
                                                JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
                                               ----------------   ----------------   ----------------   ----------------
                                                 (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
Dividend income..............................      $20,857             $    0             $    0             $    0
Distribution from capital gains..............            0                  0                  0                  0
Mortality and expense risk charges...........       (4,301)              (424)              (397)              (327)
                                                   -------             ------             ------             ------
Net investment income (loss).................       16,556               (424)              (397)              (327)
                                                   -------             ------             ------             ------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments....            0                 (3)                10                 59
  Net change in unrealized appreciation
     (depreciation) of investments...........            0              6,317              5,606              4,064
                                                   -------             ------             ------             ------
Net realized and unrealized gain (loss) on
  investments................................            0              6,314              5,616              4,123
                                                   -------             ------             ------             ------
Net increase (decrease) in net assets
  resulting from operations..................      $16,556             $5,890             $5,219             $3,796
                                                   =======             ======             ======             ======

---------------
** Commencement of operations

                       See notes to financial statements.

                                                 MONY CUSTOM MASTER
--------------------------------------------------------------------------------------------------------------------
                                           ENTERPRISE ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
                             SMALL                                                                       SMALL
                            COMPANY                            INTERNATIONAL                            COMPANY
         EQUITY              VALUE             MANAGED             GROWTH             GROWTH             GROWTH
       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
    ----------------   -----------------   ----------------   ----------------   ----------------   ----------------
     FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
    APRIL 14, 2000**   APRIL 07, 2000**    APRIL 17, 2000**   APRIL 18, 2000**   APRIL 07, 2000**   APRIL 07, 2000**
        THROUGH             THROUGH            THROUGH            THROUGH            THROUGH            THROUGH
     JUNE 30, 2000       JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
    ----------------   -----------------   ----------------   ----------------   ----------------   ----------------
      (UNAUDITED)         (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
        $      0            $    0            $       0           $     0            $     0            $      0
               0                 0                    0                 0                  0                   0
          (5,003)             (939)              (4,275)           (1,129)            (6,449)             (2,069)
        --------            ------            ---------           -------            -------            --------
          (5,003)             (939)              (4,275)           (1,129)            (6,449)             (2,069)
        --------            ------            ---------           -------            -------            --------
           1,089              (454)                (832)           (2,014)            (1,074)             (2,956)
         202,038             9,136              (95,415)            7,703             95,696             110,831
        --------            ------            ---------           -------            -------            --------
         203,127             8,682              (96,247)            5,689             94,622             107,875
        --------            ------            ---------           -------            -------            --------
        $198,124            $7,743            $(100,522)          $ 4,560            $88,173            $105,806
        ========            ======            =========           =======            =======            ========

             MONY CUSTOM MASTER
---  -----------------------------------
        ENTERPRISE ACCUMULATION TRUST
---  -----------------------------------

          EQUITY             EQUITY
          INCOME            BALANCED
        SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD
     APRIL 10, 2000**   APRIL 28, 2000**
         THROUGH            THROUGH
      JUNE 30, 2000      JUNE 30, 2000
     ----------------   ----------------
       (UNAUDITED)        (UNAUDITED)
         $      0            $    0
                0                 0
             (467)             (342)
         --------            ------
             (467)             (342)
         --------            ------
             (454)              234
          (14,765)            5,204
         --------            ------
          (15,219)            5,438
         --------            ------
         $(15,686)           $5,096
         ========            ======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                       MONY CUSTOM MASTER
                                             -----------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                             -----------------------------------------------------------------------
                                                 CAPITAL             HIGH            GROWTH &          MULTI-CAP
                                               APPRECIATION         YIELD             INCOME             GROWTH
                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                             ----------------   --------------   ----------------   ----------------
                                              FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                             APRIL 12, 2000**   MAY 03, 2000**   APRIL 07, 2000**   APRIL 13, 2000**
                                                 THROUGH           THROUGH           THROUGH            THROUGH
                                              JUNE 30, 2000     JUNE 30, 2000     JUNE 30, 2000      JUNE 30, 2000
                                             ----------------   --------------   ----------------   ----------------
                                               (UNAUDITED)       (UNAUDITED)       (UNAUDITED)        (UNAUDITED)
Dividend income............................      $     0            $4,244           $     0            $      0
Distribution from capital gains............            0                 0                 0                   0
Mortality and expense risk charges.........       (2,556)             (539)           (3,143)             (5,240)
                                                 -------            ------           -------            --------
Net investment income (loss)...............       (2,556)            3,705            (3,143)             (5,240)
                                                 -------            ------           -------            --------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments...........................         (407)             (168)              (13)             (9,812)
  Net change in unrealized appreciation
     (depreciation) of investments.........       88,812             3,219             1,192             140,599
                                                 -------            ------           -------            --------
Net realized and unrealized gain (loss) on
  investments..............................       88,405             3,051             1,179             130,787
                                                 -------            ------           -------            --------
Net increase (decrease) in net assets
  resulting from operations................      $85,849            $6,756           $(1,964)           $125,547
                                                 =======            ======           =======            ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                           MONY CUSTOM MASTER
    ------------------------------------------------------------------------------------------------
            FIDELITY VARIABLE INSURANCE PRODUCTS FUND                    JANUS ASPEN SERIES
    ----------------------------------------------------------   -----------------------------------
          VIP               VIP II              VIP III             AGGRESSIVE
         GROWTH          CONTRA FUND      GROWTH OPPORTUNITIES        GROWTH            BALANCED
       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
    ----------------   ----------------   --------------------   ----------------   ----------------
     FOR THE PERIOD     FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD     FOR THE PERIOD
    APRIL 17, 2000**   APRIL 07, 2000**     APRIL 07, 2000**     APRIL 12, 2000**   APRIL 17, 2000**
        THROUGH            THROUGH              THROUGH              THROUGH            THROUGH
     JUNE 30, 2000      JUNE 30, 2000        JUNE 30, 2000        JUNE 30, 2000      JUNE 30, 2000
    ----------------   ----------------   --------------------   ----------------   ----------------
      (UNAUDITED)        (UNAUDITED)          (UNAUDITED)          (UNAUDITED)        (UNAUDITED)
        $     0            $     0              $     0              $303,827          $  52,394
              0                  0                    0               141,528            146,714
         (1,937)            (2,901)                (811)               (5,603)            (3,072)
        -------            -------              -------              --------          ---------
         (1,937)            (2,901)                (811)              439,752            196,036
        -------            -------              -------              --------          ---------
            221             (2,110)              (1,095)                2,818                200
                            45,188               22,658               (89,888)          (142,067)
         82,320
        -------            -------              -------              --------          ---------
                            43,078               21,563               (87,070)          (141,867)
         82,541
        -------            -------              -------              --------          ---------
        $80,604            $40,177              $20,752              $352,682          $  54,169
        =======            =======              =======              ========          =========

             MONY CUSTOM MASTER
     -----------------------------------
             JANUS ASPEN SERIES
     -----------------------------------
         CAPITAL           WORLDWIDE
       APPRECIATION          GROWTH
        SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD
     APRIL 12, 2000**   APRIL 07, 2000**
         THROUGH            THROUGH
      JUNE 30, 2000      JUNE 30, 2000
     ----------------   ----------------
       (UNAUDITED)        (UNAUDITED)
         $  8,569           $ 21,032
            1,056             62,716
           (2,209)            (6,259)
         --------           --------
            7,416             77,489
         --------           --------
             (896)            (2,679)
          (12,738)            49,037
         --------           --------
          (13,634)            46,358
         --------           --------
         $ (6,218)          $123,847
         ========           ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                      MONY CUSTOM MASTER
                                                              -----------------------------------
                                                                            DREYFUS
                                                              -----------------------------------
                                                                STOCK INDEX           SOCIAL
                                                                 PORTFOLIO        RESPONSIBILITY
                                                                 SUBACCOUNT         SUBACCOUNT
                                                              ----------------   ----------------
                                                               FOR THE PERIOD     FOR THE PERIOD
                                                              APRIL 07, 2000**   APRIL 13, 2000**
                                                                  THROUGH            THROUGH
                                                               JUNE 30, 2000      JUNE 30, 2000
                                                              ----------------   ----------------
                                                                (UNAUDITED)        (UNAUDITED)
Dividend income.............................................      $13,792            $     0
Distribution from capital gains.............................            0                  0
Mortality and expense risk charges..........................       (4,622)            (1,017)
                                                                  -------            -------
Net investment income (loss)................................        9,170             (1,017)
                                                                  -------            -------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................         (614)               387
  Net change in unrealized appreciation of investments......       18,776             26,507
                                                                  -------            -------
Net realized and unrealized gain on investments.............       18,162             26,894
                                                                  -------            -------
Net increase in net assets resulting from operations........      $27,332            $25,877
                                                                  =======            =======

---------------
** Commencement of operations

                       See notes to financial statements.

                      (This page intentionally left blank)

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             MONY CUSTOM MASTER
                                                  -------------------------------------------------------------------------
                                                                           MONY SERIES FUND, INC.
                                                  -------------------------------------------------------------------------
                                                       MONEY            LONG TERM         INTERMEDIATE        GOVERNMENT
                                                       MARKET              BOND               BOND            SECURITIES
                                                     SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                  ----------------   ----------------   ----------------   ----------------
                                                   FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                                  APRIL 10, 2000**   APRIL 20, 2000**   APRIL 25, 2000**   APRIL 26, 2000**
                                                      THROUGH            THROUGH            THROUGH            THROUGH
                                                   JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
                                                  ----------------   ----------------   ----------------   ----------------
                                                    (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
From operations:
  Net investment income.........................    $    16,556          $   (424)          $   (397)          $   (327)
  Net realized gain (loss) on investments.......              0                (3)                10                 59
  Net change in unrealized appreciation
    (depreciation) of investments...............              0             6,317              5,606              4,064
                                                    -----------          --------           --------           --------
Net increase (decrease) in net assets resulting
  from operations...............................         16,556             5,890              5,219              3,796
                                                    -----------          --------           --------           --------
From unit transactions:
  Net proceeds from the issuance of units.......      6,737,636           570,649            372,065            428,478
  Net asset value of units redeemed or used to
    meet contract obligations...................     (1,381,144)             (317)            (1,291)            (7,472)
                                                    -----------          --------           --------           --------
Net increase from unit transactions.............      5,356,492           570,332            370,774            421,006
                                                    -----------          --------           --------           --------
Net increase in net assets......................      5,373,048           576,222            375,993            424,802
Net assets beginning of period..................              0                 0                  0                  0
                                                    -----------          --------           --------           --------
Net assets end of period*.......................    $ 5,373,048          $576,222           $375,993           $424,802
                                                    ===========          ========           ========           ========
Unit transactions:
Units outstanding beginning of period...........              0                 0                  0                  0
Units issued during the period..................        668,350            57,841             37,410             42,717
Units redeemed during the period................       (136,653)              (32)              (126)              (744)
                                                    -----------          --------           --------           --------
Units outstanding end of period.................        531,697            57,809             37,284             41,973
                                                    ===========          ========           ========           ========
---------------
 * Includes undistributed net investment income
   of:                                              $    16,556          $   (424)          $   (397)          $   (327)
                                                    ===========          ========           ========           ========

** Commencement of operations

                       See notes to financial statements.

                                                 MONY CUSTOM MASTER
--------------------------------------------------------------------------------------------------------------------
                                           ENTERPRISE ACCUMULATION TRUST
--------------------------------------------------------------------------------------------------------------------
                         SMALL COMPANY                         INTERNATIONAL                         SMALL COMPANY
          EQUITY             VALUE             MANAGED             GROWTH             GROWTH             GROWTH
        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
     APRIL 14, 2000**   APRIL 07, 2000**   APRIL 17, 2000**   APRIL 18, 2000**   APRIL 07, 2000**   APRIL 07, 2000**
         THROUGH            THROUGH            THROUGH            THROUGH            THROUGH            THROUGH
      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
     ----------------   ----------------   ----------------   ----------------   ----------------   ----------------
       (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
        $   (5,003)        $     (939)        $   (4,275)        $   (1,129)        $   (6,449)        $   (2,069)
             1,089               (454)              (832)            (2,014)            (1,074)            (2,956)
           202,038              9,136            (95,415)             7,703             95,696            110,831
        ----------         ----------         ----------         ----------         ----------         ----------
           198,124              7,743           (100,522)             4,560             88,173            105,806
        ----------         ----------         ----------         ----------         ----------         ----------
         7,218,484          1,509,003          6,016,052          1,485,293          7,282,579          3,147,121
           (56,752)           (19,597)          (196,905)           (38,461)           (13,930)           (39,240)
        ----------         ----------         ----------         ----------         ----------         ----------
         7,161,732          1,489,406          5,819,147          1,446,832          7,268,649          3,107,881
        ----------         ----------         ----------         ----------         ----------         ----------
         7,359,856          1,497,149          5,718,625          1,451,392          7,356,822          3,213,687
                 0                  0                  0                  0                  0                  0
        ----------         ----------         ----------         ----------         ----------         ----------
        $7,359,856         $1,497,149         $5,718,625         $1,451,392         $7,356,822         $3,213,687
        ==========         ==========         ==========         ==========         ==========         ==========
                 0                  0                  0                  0                  0                  0
           639,606            154,634            587,531            148,637            748,473            356,666
            (5,030)            (2,107)           (18,744)            (3,840)            (1,400)            (4,576)
        ----------         ----------         ----------         ----------         ----------         ----------
           634,576            152,527            568,787            144,797            747,073            352,090
        ==========         ==========         ==========         ==========         ==========         ==========
        $   (5,003)        $     (939)        $   (4,275)        $   (1,129)        $   (6,449)        $   (2,069)
        ==========         ==========         ==========         ==========         ==========         ==========

             MONY CUSTOM MASTER
---  -----------------------------------
        ENTERPRISE ACCUMULATION TRUST
---  -----------------------------------
          EQUITY             EQUITY
          INCOME            BALANCED
        SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD
     APRIL 10, 2000**   APRIL 28, 2000**
         THROUGH            THROUGH
      JUNE 30, 2000      JUNE 30, 2000
     ----------------   ----------------
       (UNAUDITED)        (UNAUDITED)
         $   (467)          $   (342)
             (454)               234
          (14,765)             5,204
         --------           --------
          (15,686)             5,096
         --------           --------
          722,656            478,620
          (20,612)           (29,501)
         --------           --------
          702,044            449,119
         --------           --------
          686,358            454,215
                0                  0
         --------           --------
         $686,358           $454,215
         ========           ========
                0                  0
           71,971             48,522
           (2,081)            (2,991)
         --------           --------
           69,890             45,531
         ========           ========
         $   (467)          $   (342)
         ========           ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                    MONY CUSTOM MASTER
                                                          -----------------------------------------------------------------------
                                                                               ENTERPRISE ACCUMULATION TRUST
                                                          -----------------------------------------------------------------------
                                                              CAPITAL             HIGH            GROWTH &          MULTI-CAP
                                                            APPRECIATION         YIELD             INCOME             GROWTH
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                          ----------------   --------------   ----------------   ----------------
                                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD
                                                          APRIL 12, 2000**   MAY 03, 2000**   APRIL 07, 2000**   APRIL 13, 2000**
                                                              THROUGH           THROUGH           THROUGH            THROUGH
                                                           JUNE 30, 2000     JUNE 30, 2000     JUNE 30, 2000      JUNE 30, 2000
                                                          ----------------   --------------   ----------------   ----------------
                                                            (UNAUDITED)       (UNAUDITED)       (UNAUDITED)        (UNAUDITED)
From operations:
  Net investment income (loss)..........................     $   (2,556)        $  3,705         $   (3,143)        $   (5,240)
  Net realized gain (loss) on investments...............           (407)            (168)               (13)            (9,812)
  Net change in unrealized appreciation (depreciation)
    of investments......................................         88,812            3,219              1,192            140,599
                                                             ----------         --------         ----------         ----------
Net increase (decrease) in net assets resulting from
  operations............................................         85,849            6,756             (1,964)           125,547
                                                             ----------         --------         ----------         ----------
From unit transactions:
  Net proceeds from the issuance of units...............      2,933,538          485,424          4,500,935          5,843,650
  Net asset value of units redeemed or used to meet
    contract obligations................................        (10,435)          (9,150)           (26,524)           (26,827)
                                                             ----------         --------         ----------         ----------
Net increase from unit transactions.....................      2,923,103          476,274          4,474,411          5,816,823
                                                             ----------         --------         ----------         ----------
Net increase in net assets..............................      3,008,952          483,030          4,472,447          5,942,370
Net assets beginning of period..........................              0                0                  0                  0
                                                             ----------         --------         ----------         ----------
Net assets end of period*...............................     $3,008,952         $483,030         $4,472,447         $5,942,370
                                                             ==========         ========         ==========         ==========
Unit transactions:
Units outstanding beginning of period...................              0                0                  0                  0
Units issued during the period..........................        300,926           48,734            451,219            719,797
Units redeemed during the period........................         (1,096)            (914)            (2,686)            (3,428)
                                                             ----------         --------         ----------         ----------
Units outstanding end of period.........................        299,830           47,820            448,533            716,369
                                                             ==========         ========         ==========         ==========

---------------
 * Includes undistributed net investment income (loss)
   of:                                                       $   (2,556)        $  3,705         $   (3,143)        $   (5,240)
                                                             ==========         ========         ==========         ==========

** Commencement of operations

                       See notes to financial statements.

                                       MONY CUSTOM MASTER
-------------------------------------------------------------------------------------------------
                     FIDELITY VARIABLE
                  INSURANCE PRODUCTS FUND                             JANUS ASPEN SERIES
-----------------------------------------------------------   -----------------------------------
                                               VIP III
           VIP               VIP II             GROWTH           AGGRESSIVE
          GROWTH          CONTRA FUND       OPPORTUNITIES          GROWTH            BALANCED
        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------   ----------------   ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
     APRIL 17, 2000**   APRIL 07, 2000**   APRIL 07, 2000**   APRIL 12, 2000**   APRIL 17, 2000**
         THROUGH            THROUGH            THROUGH            THROUGH            THROUGH
      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
     ----------------   ----------------   ----------------   ----------------   ----------------
       (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
        $   (1,937)        $   (2,901)         $   (811)         $  439,752         $  196,036
               221             (2,110)           (1,095)              2,818                200
            82,320             45,188            22,658             (89,888)          (142,067)
        ----------         ----------          --------          ----------         ----------
            80,604             40,177            20,752             352,682             54,169
        ----------         ----------          --------          ----------         ----------
         2,548,676          2,819,207           905,521           6,173,232          3,479,144
            (4,312)           (23,677)          (18,065)            (26,288)            (5,194)
        ----------         ----------          --------          ----------         ----------
         2,544,364          2,795,530           887,456           6,146,944          3,473,950
        ----------         ----------          --------          ----------         ----------
         2,624,968          2,835,707           908,208           6,499,626          3,528,119
                 0                  0                 0                   0                  0
        ----------         ----------          --------          ----------         ----------
        $2,624,968         $2,835,707          $908,208          $6,499,626         $3,528,119
        ==========         ==========          ========          ==========         ==========
                 0                  0                 0                   0                  0
           239,692            304,258            98,418             593,362            340,251
              (411)            (2,624)           (2,070)             (2,706)              (496)
        ----------         ----------          --------          ----------         ----------
           239,281            301,634            96,348             590,656            339,755
        ==========         ==========          ========          ==========         ==========

        $   (1,937)        $   (2,901)         $   (811)         $  439,752         $  196,036
        ==========         ==========          ========          ==========         ==========

                                MONY CUSTOM MASTER
---  -------------------------------------------------------------------------

             JANUS ASPEN SERIES                          DREYFUS
---  -----------------------------------   -----------------------------------

         CAPITAL           WORLDWIDE         STOCK INDEX           SOCIAL
       APPRECIATION          GROWTH           PORTFOLIO        RESPONSIBILITY
        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     ----------------   ----------------   ----------------   ----------------
      FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
     APRIL 12, 2000**   APRIL 07, 2000**   APRIL 07, 2000**   APRIL 13, 2000**
         THROUGH            THROUGH            THROUGH            THROUGH
      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000      JUNE 30, 2000
     ----------------   ----------------   ----------------   ----------------
       (UNAUDITED)        (UNAUDITED)        (UNAUDITED)        (UNAUDITED)
        $    7,416         $   77,489         $    9,170         $   (1,017)
              (896)            (2,679)              (614)               387
           (12,738)            49,037             18,776             26,507
        ----------         ----------         ----------         ----------
            (6,218)           123,847             27,332             25,877
        ----------         ----------         ----------         ----------
         2,965,886          6,210,882          6,168,931          1,271,753
           (21,950)           (34,097)           (31,566)            (1,126)
        ----------         ----------         ----------         ----------
         2,943,936          6,176,785          6,137,365          1,270,627
        ----------         ----------         ----------         ----------
         2,937,718          6,300,632          6,164,697          1,296,504
                 0                  0                  0                  0
        ----------         ----------         ----------         ----------
        $2,937,718         $6,300,632         $6,164,697         $1,296,504
        ==========         ==========         ==========         ==========
                 0                  0                  0                  0
           301,232            691,902            646,776            122,831
            (2,247)            (3,943)            (3,396)              (113)
        ----------         ----------         ----------         ----------
           298,985            687,959            643,380            122,718
        ==========         ==========         ==========         ==========
        $    7,416         $   77,489         $    9,170         $   (1,017)
        ==========         ==========         ==========         ==========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY. For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are twenty-five MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series Fund (collectively, the "Funds"). Twenty-five subaccounts of the MONY Custom Master commenced operations during 2000. The Funds are registered under the 1940 Act as an open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Investment income includes distributions of dividends and net realized gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY is the legal owner of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained as compensation for any premium taxes.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25% of average daily net assets of each of the subaccounts. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 were as follows:

                                                          COST OF SHARES     PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED       SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio..................................    $6,773,417        $1,419,089
Long Term Bond Portfolio................................       570,649               551
Government Securities Portfolio.........................       428,608             7,786
Intermediate Term Bond Portfolio........................       372,133             1,602
Enterprise Accumulation Trust
Equity Portfolio........................................     7,283,934           124,628
Small Company Value Portfolio...........................     1,509,003            20,065
Managed Portfolio.......................................     6,073,613           256,642
International Growth Portfolio..........................     1,508,737            62,457
Growth Portfolio........................................     7,320,013            55,123
Small Company Growth Portfolio..........................     3,162,495            55,548
Equity Income Portfolio.................................       723,082            21,291
Capital Appreciation Portfolio..........................     2,935,835            14,186
Multi-Cap Growth Subaccount.............................     5,903,349            89,559
High Yield Subaccount...................................       485,403             9,461
Balanced Subaccount.....................................       478,489            29,554
Growth & Income Portfolio...............................     4,533,142            60,269
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................     2,553,331            10,029
VIP III Growth Opportunities Portfolio..................       913,376            26,375
VIP II Contra Fund......................................     2,843,889            50,052
Janus Aspen Series
Aggressive Growth Portfolio.............................     6,203,364            59,587
Balanced Portfolio......................................     3,481,035             8,799
Capital Appreciation Portfolio..........................     2,995,801            52,952

                                      MONY

                               VARIABLE ACCOUNT A

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                          COST OF SHARES     PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED       SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
Worldwide Growth Portfolio..............................    $6,248,743        $   75,689
Dreyfus
Dreyfus Stock Index Fund................................     1,969,986            66,599
Dreyfus Social Responsibility...........................     1,279,263             8,053

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              -----------------------------------------------------
                                                                             MONY SERIES FUND, INC.
                                                              -----------------------------------------------------
                                                                 MONEY      INTERMEDIATE    LONG TERM    GOVERNMENT
                                                                MARKET       TERM BOND        BOND       SECURITIES
                                                              SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                              -----------   ------------   -----------   ----------
                           ASSETS
Shares held in respective Funds.............................   27,114,494       143,772      1,624,245      202,871
                                                              ===========    ==========    ===========   ==========
Investments at cost.........................................  $27,114,494    $1,529,708    $22,015,197   $2,213,289
                                                              ===========    ==========    ===========   ==========
Investments in respective Funds at net asset value..........  $27,114,494    $1,486,600    $19,653,362   $2,150,431
Amount due from MONY America................................        2,164         6,305          1,726        1,743
Amount due from respective Funds............................          387             9              0            0
                                                              -----------    ----------    -----------   ----------
         Total assets.......................................   27,117,045     1,492,914     19,655,088    2,152,174
                                                              -----------    ----------    -----------   ----------
                        LIABILITIES
Amount due to MONY America..................................          387             9              0            0
Amount due to respective Funds..............................        2,164         6,305          1,726        1,743
                                                              -----------    ----------    -----------   ----------
         Total liabilities..................................        2,551         6,314          1,726        1,743
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $27,114,494    $1,486,600    $19,653,362   $2,150,431
                                                              ===========    ==========    ===========   ==========
Net assets consist of:
  Contractholders' net payments.............................  $26,425,977    $1,437,574    $19,834,722   $2,048,997
  Undistributed net investment income.......................      688,517       168,627      2,377,260      170,615
  Accumulated net realized gain (loss) on investments.......            0       (76,493)      (196,785)      (6,323)
  Net unrealized appreciation (depreciation) of
    investments.............................................            0       (43,108)    (2,361,835)     (62,858)
                                                              -----------    ----------    -----------   ----------
Net assets..................................................  $27,114,494    $1,486,600    $19,653,362   $2,150,431
                                                              ===========    ==========    ===========   ==========
Number of units outstanding*................................    2,348,552       136,655      1,834,390      195,685
                                                              -----------    ----------    -----------   ----------
Net asset value per unit outstanding*.......................  $     11.55    $    10.88    $     10.71   $    10.99
                                                              ===========    ==========    ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                                            SMALL COMPANY                INTERNATIONAL   HIGH YIELD    SMALL COMPANY
                                EQUITY          VALUE        MANAGED        GROWTH          BOND          GROWTH         GROWTH
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                             ------------   -------------   ----------   -------------   -----------   -------------   ----------
          ASSETS
Shares held in respective
  Funds....................       56,090        20,780         11,471        139,534       4,113,475       30,835         16,564
                              ==========      ========       ========     ==========     ===========     ========       ========
Investments at cost........   $2,269,091      $626,424       $451,399     $1,032,628     $21,938,659     $258,454       $105,510
                              ==========      ========       ========     ==========     ===========     ========       ========
Investments in respective
  Funds at net asset
  value....................   $2,547,613      $654,368       $405,045     $1,146,968     $19,785,813     $270,118       $105,346
Amount due from MONY
  America..................            0           101          1,814          1,638           1,435            0              0
Amount due from respective
  Funds....................            0             0              0              5               5            0              0
                              ----------      --------       --------     ----------     -----------     --------       --------
         Total assets......    2,547,613       654,469        406,859      1,148,611      19,787,253      270,118        105,346
                              ----------      --------       --------     ----------     -----------     --------       --------
        LIABILITIES
Amount due to MONY
  America..................            0             0              0              5               5            0              0
Amount due to respective
  Funds....................            0           101          1,814          1,638           1,435            0              0
                              ----------      --------       --------     ----------     -----------     --------       --------
         Total
           liabilities.....            0           101          1,814          1,643           1,440            0              0
                              ----------      --------       --------     ----------     -----------     --------       --------
Net assets.................   $2,547,613      $654,368       $405,045     $1,146,968     $19,785,813     $270,118       $105,346
                              ==========      ========       ========     ==========     ===========     ========       ========
Net assets consist of:
  Contractholders' net
    payments...............   $2,132,905      $554,690       $330,579     $  974,675     $19,514,744     $257,550       $105,530
  Undistributed net
    investment income......      111,969        80,067        142,360         38,121       2,549,819            0              0
  Accumulated net realized
    gain (loss) on
    investments............       24,217        (8,333)       (21,540)        19,832        (125,904)         904            (20)
  Net unrealized
    appreciation
    (depreciation) of
    investments............      278,522        27,944        (46,354)       114,340      (2,152,846)      11,664           (164)
                              ----------      --------       --------     ----------     -----------     --------       --------
Net assets.................   $2,547,613      $654,368       $405,045     $1,146,968     $19,785,813     $270,118       $105,346
                              ==========      ========       ========     ==========     ===========     ========       ========
Number of units
  outstanding*.............      157,423        42,700         33,837         87,432       1,750,303       24,175         10,551
                              ----------      --------       --------     ----------     -----------     --------       --------
Net asset value per unit
  outstanding*.............   $    16.18      $  15.32       $  11.97     $    13.12     $     11.30     $  11.17       $   9.98
                              ==========      ========       ========     ==========     ===========     ========       ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                            -----------------------------------------------------------------------------------------------------
                                  DREYFUS VARIABLE
                                  INVESTMENT FUND                                          VAN ECK WORLDWIDE INSURANCE TRUST
                            ----------------------------     DREYFUS       DREYFUS     ------------------------------------------
                              CAPITAL      SMALL COMPANY      STOCK       SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                            APPRECIATION       STOCK          INDEX      RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                            ------------   -------------   -----------   -----------   ----------   ----------   ----------------
          ASSETS
Shares held in respective
  Funds...................       62,852        46,407          871,961       2,059        1,587         9,406          11,144
                             ==========      ========      ===========     =======      =======      ========        ========
Investments at cost.......   $2,421,137      $714,353      $30,500,710     $70,049      $17,601      $ 97,690        $134,080
                             ==========      ========      ===========     =======      =======      ========        ========
Investments in respective
  Funds at net asset
  value...................   $2,575,689      $813,051      $33,151,940     $82,497      $17,868      $ 95,562        $139,186
Amount due from MONY
  America.................        7,095         4,536           10,329           0           51             0              51
Amount due from respective
  Funds...................            5             0               14           0            0             0               0
                             ----------      --------      -----------     -------      -------      --------        --------
         Total assets.....    2,582,789       817,587       33,162,283      82,497       17,919        95,562         139,237
                             ----------      --------      -----------     -------      -------      --------        --------
       LIABILITIES
Amount due to MONY
  America.................            5             0               14           0            0             0               0
Amount due to respective
  Funds...................        7,095         4,536           10,329           0           51             0              51
                             ----------      --------      -----------     -------      -------      --------        --------
         Total
           liabilities....        7,100         4,536           10,343           0           51             0              51
                             ----------      --------      -----------     -------      -------      --------        --------
Net assets................   $2,575,689      $813,051      $33,151,940     $82,497      $17,868      $ 95,562        $139,186
                             ==========      ========      ===========     =======      =======      ========        ========
Net assets consist of:
  Contractholders' net
    payments..............   $2,282,635      $689,733      $28,699,496     $67,024      $17,514      $ 96,127        $123,899
  Undistributed net
    investment income.....       20,327         2,695          665,991       2,686           45         4,171             197
  Accumulated net realized
    gain (loss) on
    investments...........      118,175        21,925        1,135,223         339           42        (2,608)          9,984
  Net unrealized
    appreciation
    (depreciation) of
    investments...........      154,552        98,698        2,651,230      12,448          267        (2,128)          5,106
                             ----------      --------      -----------     -------      -------      --------        --------
Net assets................   $2,575,689      $813,051      $33,151,940     $82,497      $17,868      $ 95,562        $139,186
                             ==========      ========      ===========     =======      =======      ========        ========
Number of units
  outstanding*............      169,363        76,505        2,068,179       6,708        1,722         9,346          17,109
                             ----------      --------      -----------     -------      -------      --------        --------
Net asset value per unit
  outstanding*............   $    15.21      $  10.63      $     16.03     $ 12.30      $ 10.38      $  10.22        $   8.14
                             ==========      ========      ===========     =======      =======      ========        ========

---------------
 * Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                    CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                               --------------------------------------------------------------------------------------
                                                                   T. ROWE PRICE
                               --------------------------------------------------------------------------------------
                                 EQUITY       PRIME      INTERNATIONAL    LIMITED     NEW AMERICA   PERSONAL STRATEGY
                                 INCOME      RESERVE         STOCK          TERM        GROWTH           BALANCE
                               SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                               ----------   ----------   -------------   ----------   -----------   -----------------
           ASSETS
Shares held in respective
  Funds......................     46,531      104,678        41,745         6,968        16,770           43,799
                                ========     ========      ========       =======      ========         ========
Investments at cost..........   $900,641     $104,678      $734,398       $33,522      $424,188         $690,836
                                ========     ========      ========       =======      ========         ========
Investments in respective
  Funds at net asset value...   $824,534     $104,678      $757,251       $33,375      $431,832         $702,541
Amount due from MONY
  America....................     10,247            0             0             0             0                0
Amount due from respective
  Funds......................          9            0             0             0             0                0
                                --------     --------      --------       -------      --------         --------
         Total assets........    834,790      104,678       757,251        33,375       431,832          702,541
                                --------     --------      --------       -------      --------         --------
         LIABILITIES
Amount due to MONY America...          9            0             0             0             0                0
Amount due to respective
  Funds......................     10,247            0             0             0             0                0
                                --------     --------      --------       -------      --------         --------
         Total liabilities...     10,256            0             0             0             0                0
                                --------     --------      --------       -------      --------         --------
Net assets...................   $824,534     $104,678      $757,251       $33,375      $431,832         $702,541
                                ========     ========      ========       =======      ========         ========
Net assets consist of:
  Contractholders' net
    payments.................   $847,852     $ 97,569      $722,052       $33,001      $396,715         $664,186
  Undistributed net
    investment income........     60,219        7,109         2,296           550        20,704           22,169
  Accumulated net realized
    gain (loss) on
    investments..............     (7,430)           0        10,050           (29)        6,769            4,481
  Net unrealized appreciation
    (depreciation) of
    investments..............    (76,107)           0        22,853          (147)        7,644           11,705
                                --------     --------      --------       -------      --------         --------
Net assets...................   $824,534     $104,678      $757,251       $33,375      $431,832         $702,541
                                ========     ========      ========       =======      ========         ========
Number of units
  outstanding*...............     80,330        9,736        56,549         3,220        34,584           60,729
                                --------     --------      --------       -------      --------         --------
Net asset value per unit
  outstanding*...............   $  10.26     $  10.75      $  13.39       $ 10.36      $  12.49         $  11.57
                                ========     ========      ========       =======      ========         ========

---------------
 * Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       -----------------------------------------------------------------
                                                                          FIDELITY VARIABLE INSURANCE
                                                                                PRODUCTS FUNDS
                                                       -----------------------------------------------------------------
                                                                                    VIP III        VIP II      VIP III
                                                          VIP         VIP II        GROWTH         ASSET       GROWTH &
                                                         GROWTH       CONTRA     OPPORTUNITIES    MANAGER       INCOME
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                                       ----------   ----------   -------------   ----------   ----------
                       ASSETS
Shares held in respective Funds......................     12,955       33,266         1,765         20,551       172,881
                                                        ========     ========       =======       ========    ==========
Investments at cost..................................   $656,417     $836,355       $34,367       $334,721    $2,554,110
                                                        ========     ========       =======       ========    ==========
Investments in respective Funds at net asset value...   $667,691     $834,654       $36,380       $339,913    $2,676,194
                                                        --------     --------       -------       --------    ----------
Net assets...........................................   $667,691     $834,654       $36,380       $339,913    $2,676,194
                                                        ========     ========       =======       ========    ==========
Net assets consist of:
  Contractholders' net payments......................   $634,481     $847,393       $34,376       $324,654    $2,488,778
  Undistributed net investment income................     40,092        6,303             0              0         6,457
  Accumulated net realized gain (loss) on
    investments......................................    (18,156)     (17,341)           (9)        10,067        58,875
  Net unrealized appreciation (depreciation) of
    investments......................................     11,274       (1,701)        2,013          5,192       122,084
                                                        --------     --------       -------       --------    ----------
Net assets...........................................   $667,691     $834,654       $36,380       $339,913    $2,676,194
                                                        ========     ========       =======       ========    ==========
Number of units outstanding*.........................     54,051       79,731         3,781         33,621       273,085
                                                        --------     --------       -------       --------    ----------
Net asset value per unit outstanding*................   $  12.35     $  10.47       $  9.62       $  10.11    $     9.80
                                                        ========     ========       =======       ========    ==========

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                       ---------------------------------------

                                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                       ---------------------------------------

                                                         EQUITY         FIXED
                                                         GROWTH        INCOME         VALUE
                                                       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                       -----------   -----------   -----------
                       ASSETS
Shares held in respective Funds......................     13,598        357,417          14
                                                        ========     ==========       =====
Investments at cost..................................   $273,630     $3,577,687       $ 154
                                                        ========     ==========       =====
Investments in respective Funds at net asset value...   $293,844     $3,709,983       $ 142
                                                        --------     ----------       -----
Net assets...........................................   $293,844     $3,709,983       $ 142
                                                        ========     ==========       =====
Net assets consist of:
  Contractholders' net payments......................   $269,216     $3,577,555       $ 154
  Undistributed net investment income................      4,239              0           0
  Accumulated net realized gain (loss) on
    investments......................................        175            132           0
  Net unrealized appreciation (depreciation) of
    investments......................................     20,214        132,296         (12)
                                                        --------     ----------       -----
Net assets...........................................   $293,844     $3,709,983       $ 142
                                                        ========     ==========       =====
Number of units outstanding*.........................     25,716        357,774          15
                                                        --------     ----------       -----
Net asset value per unit outstanding*................   $  11.43     $    10.37       $9.23
                                                        ========     ==========       =====

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                          CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                              -------------------------------------------------------------------
                                                                                      JANUS ASPEN SERIES
                                                              -------------------------------------------------------------------
                                                              AGGRESSIVE    FLEXIBLE    INTERNATIONAL   WORLDWIDE      CAPITAL
                                                                GROWTH       INCOME        GROWTH         GROWTH     APPRECIATION
                                                              SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                              ----------   ----------   -------------   ----------   ------------
                           ASSETS
Shares held in respective Funds.............................     14,162       19,518         2,113          23,572        3,605
                                                               ========     ========       =======      ==========     ========
Investments at cost.........................................   $839,429     $222,278       $82,448      $1,208,365     $120,360
                                                               ========     ========       =======      ==========     ========
Investments in respective Funds at net asset value..........   $790,240     $219,573       $83,874      $1,132,184     $114,399
                                                               --------     --------       -------      ----------     --------
Net assets..................................................   $790,240     $219,573       $83,874      $1,132,184     $114,399
                                                               ========     ========       =======      ==========     ========
Net assets consist of:
  Contractholders' net payments.............................   $779,589     $216,589       $82,016      $1,215,602     $119,973
  Undistributed net investment income.......................     61,216        6,325           210          16,157          405
  Accumulated net realized gain (loss) on investments.......     (1,376)        (636)          222         (23,394)         (18)
  Net unrealized appreciation (depreciation) of
    investments.............................................    (49,189)      (2,705)        1,426         (76,181)      (5,961)
                                                               --------     --------       -------      ----------     --------
Net assets..................................................   $790,240     $219,573       $83,874      $1,132,184     $114,399
                                                               ========     ========       =======      ==========     ========
Number of units outstanding*................................     68,799       21,672         6,705          96,341       11,988
                                                               --------     --------       -------      ----------     --------
Net asset value per unit outstanding*.......................   $  11.49     $  10.13       $ 12.51      $    11.75     $   9.54
                                                               ========     ========       =======      ==========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                        ---------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                        ---------------------------------------------------
                                                          MONEY      INTERMEDIATE   LONG TERM    GOVERNMENT
                                                          MARKET      TERM BOND        BOND      SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                        ----------   ------------   ----------   ----------
Dividend income.......................................   $280,688      $125,578     $1,339,956    $115,584
Distribution from capital gains.......................          0             0              0          30
                                                         --------      --------     ----------    --------
Net investment income.................................    280,688       125,578      1,339,956     115,614
                                                         --------      --------     ----------    --------
Realized and unrealized loss on investments:
  Net realized loss on investments....................          0       (69,926)      (122,246)     (6,591)
  Net change in unrealized depreciation of
     investments......................................          0       (19,723)      (207,522)    (48,446)
                                                         --------      --------     ----------    --------
Net realized and unrealized loss on investments.......          0       (89,649)      (329,768)    (55,037)
                                                         --------      --------     ----------    --------
Net increase in net assets resulting from
  operations..........................................   $280,688      $ 35,929     $1,010,188    $ 60,577
                                                         ========      ========     ==========    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                       CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               -----------------------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                               -----------------------------------------------------------
                                                              SMALL COMPANY                  INTERNATIONAL
                                                  EQUITY          VALUE         MANAGED         GROWTH
                                                SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                               ------------   -------------   ------------   -------------
                                               FOR THE SIX     FOR THE SIX    FOR THE SIX     FOR THE SIX
                                               MONTHS ENDED   MONTHS ENDED    MONTHS ENDED   MONTHS ENDED
                                                 JUNE 30,       JUNE 30,        JUNE 30,       JUNE 30,
                                                   2000           2000            2000           2000
                                               (UNAUDITED)     (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
                                               ------------   -------------   ------------   -------------
Dividend income..............................    $      0        $     0        $     0        $       0
Distribution from capital gains..............           0              0              0                0
                                                 --------        -------        -------        ---------
Net investment income........................           0              0              0                0
                                                 --------        -------        -------        ---------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments....      11,414          7,347         (7,734)           9,900
  Net change in unrealized appreciation
    (depreciation) of investments............     258,029         (5,186)        (2,071)        (147,943)
                                                 --------        -------        -------        ---------
Net realized and unrealized gain (loss) on
  investments................................     269,443          2,161         (9,805)        (138,043)
                                                 --------        -------        -------        ---------
Net increase (decrease) in net assets
  resulting from operations..................    $269,443        $ 2,161        $(9,805)       $(138,043)
                                                 ========        =======        =======        =========

                                                  CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                               -------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                                               -------------------------------------------------
                                                HIGH YIELD    SMALL COMPANY
                                                   BOND          GROWTH             GROWTH
                                                SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
                                               ------------   -------------   ------------------
                                               FOR THE SIX     FOR THE SIX      FOR THE PERIOD
                                               MONTHS ENDED   MONTHS ENDED    FEBRUARY 4, 2000**
                                                 JUNE 30,       JUNE 30,           THROUGH
                                                   2000           2000          JUNE 30, 2000
                                               (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                               ------------   -------------   ------------------
Dividend income..............................   $ 940,090        $    0             $   0
Distribution from capital gains..............           0             0                 0
                                                ---------        ------             -----
Net investment income........................     940,090             0                 0
                                                ---------        ------             -----
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on investments....     (54,333)          905               (20)
  Net change in unrealized appreciation
    (depreciation) of investments............    (943,657)          563              (164)
                                                ---------        ------             -----
Net realized and unrealized gain (loss) on
  investments................................    (997,990)        1,468              (184)
                                                ---------        ------             -----
Net increase (decrease) in net assets
  resulting from operations..................   $ (57,900)       $1,468             $(184)
                                                =========        ======             =====

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                     ---------------------------------------------
                                                     DREYFUS VARIABLE INVESTMENT FUND
                                                     --------------------------------    DREYFUS
                                                        CAPITAL        SMALL COMPANY      STOCK
                                                      APPRECIATION         STOCK          INDEX
                                                       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                     --------------   ---------------   ----------
Dividend income....................................      $    92          $ 1,649       $  36,757
Distribution from capital gains....................            0                0         157,040
                                                         -------          -------       ---------
Net investment income..............................           92            1,649         193,797
                                                         -------          -------       ---------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments..........       16,122           30,586         723,855
  Net change in unrealized appreciation
    (depreciation) of investments..................       52,294           10,344        (990,904)
                                                         -------          -------       ---------
Net realized and unrealized gain (loss) on
  investments......................................       68,416           40,930        (267,049)
                                                         -------          -------       ---------
Net increase (decrease) in net assets resulting
  from operations..................................      $68,508          $42,579       $ (73,252)
                                                         =======          =======       =========

                                                           CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                     --------------------------------------------------------
                                                                       VAN ECK WORLDWIDE INSURANCE TRUST
                                                       DREYFUS     ------------------------------------------
                                                      SOCIALLY        HARD      WORLDWIDE       WORLDWIDE
                                                     RESPONSIBLE     ASSETS        BOND      EMERGING MARKETS
                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
                                                     -----------   ----------   ----------   ----------------
Dividend income....................................  12$......        $ 42       $ 3,021         $      0
Distribution from capital gains....................  0.......            0             0                0
                                                       ------         ----       -------         --------
Net investment income..............................  12......           42         3,021                0
                                                       ------         ----       -------         --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments..........  257.....           51        (2,619)           6,357
  Net change in unrealized appreciation
    (depreciation) of investments..................  1,826...           81          (229)         (14,189)
                                                       ------         ----       -------         --------
Net realized and unrealized gain (loss) on
  investments......................................  2,083...          132        (2,848)          (7,832)
                                                       ------         ----       -------         --------
Net increase (decrease) in net assets resulting
  from operations..................................  2,$095...        $174       $   173         $ (7,832)
                                                       ======         ====       =======         ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                               CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                         ----------------------------------------------------------------------------------------
                                                                              T. ROWE PRICE
                                         ----------------------------------------------------------------------------------------
                                           EQUITY       PRIME      INTERNATIONAL   LIMITED TERM   NEW AMERICA   PERSONAL STRATEGY
                                           INCOME      RESERVE         STOCK           BOND         GROWTH           BALANCE
                                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                         ----------   ----------   -------------   ------------   -----------   -----------------
Dividend income........................   $  7,898      $2,932        $     0         $ 505        $      0          $ 5,925
Distribution from capital gains........     13,187           0              0             0               0              774
                                          --------      ------        -------         -----        --------          -------
Net investment income..................     21,085       2,932              0           505               0            6,699
                                          --------      ------        -------         -----        --------          -------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
    investments........................    (10,556)          0          8,510           (27)           (300)            (748)
  Net change in unrealized appreciation
    (depreciation) of investments......    (26,261)          0         (4,372)         (109)         (3,679)          12,056
                                          --------      ------        -------         -----        --------          -------
Net realized and unrealized gain (loss)
  on investments.......................    (36,817)          0          4,138          (136)         (3,979)          11,308
                                          --------      ------        -------         -----        --------          -------
Net increase (decrease) in net assets
  resulting from operations............   $(15,732)     $2,932        $ 4,138         $ 369        $ (3,979)         $18,007
                                          ========      ======        =======         =====        ========          =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                         CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                ---------------------------------------------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                ---------------------------------------------------------------------------------------------
                                                                                                                VIP III
                                    VIP           VIP II            VIP III                VIP II              GROWTH AND
                                   GROWTH         CONTRA      GROWTH OPPORTUNITIES      ASSET MANAGER            INCOME
                                 SUBACCOUNT     SUBACCOUNT         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                ------------   ------------   --------------------   -------------------   ------------------
                                FOR THE SIX    FOR THE SIX       FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                MONTHS ENDED   MONTHS ENDED     MARCH 31, 2000**     FEBRUARY 4, 2000**    JANUARY 13, 2000**
                                  JUNE 30,       JUNE 30,           THROUGH                THROUGH              THROUGH
                                    2000           2000          JUNE 30, 2000          JUNE 30, 2000        JUNE 30, 2000
                                (UNAUDITED)    (UNAUDITED)        (UNAUDITED)            (UNAUDITED)          (UNAUDITED)
                                ------------   ------------   --------------------   -------------------   ------------------
Dividend income...............    $    399       $    169            $    0                $     0              $    858
Distribution from capital
  gains.......................      39,693          6,134                 0                      0                 5,599
                                  --------       --------            ------                -------              --------
Net investment income.........      40,092          6,303                 0                      0                 6,457
                                  --------       --------            ------                -------              --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...............     (18,182)       (17,341)               (9)                10,067                58,875
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............       2,545         (3,671)            2,013                  5,192               122,084
                                  --------       --------            ------                -------              --------
Net realized and unrealized
  gain (loss) on
  investments.................     (15,637)       (21,012)            2,004                 15,259               180,959
                                  --------       --------            ------                -------              --------
Net increase (decrease) in net
  assets resulting from
  operations..................    $ 24,455       $(14,709)           $2,004                $15,259              $187,416
                                  ========       ========            ======                =======              ========

                                   CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                --------------------------------------------------
                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                --------------------------------------------------

                                   EQUITY             FIXED
                                   GROWTH            INCOME             VALUE
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                -------------   -----------------   --------------
                                 FOR THE SIX     FOR THE PERIOD     FOR THE PERIOD
                                MONTHS ENDED    JANUARY 6, 2000**   MAY 22, 2000**
                                  JUNE 30,           THROUGH           THROUGH
                                    2000          JUNE 30, 2000     JUNE 30, 2000
                                 (UNAUDITED)       (UNAUDITED)       (UNAUDITED)
                                -------------   -----------------   --------------
Dividend income...............     $     0          $      0             $  0
Distribution from capital
  gains.......................           0                 0                0
                                   -------          --------             ----
Net investment income.........           0                 0                0
                                   -------          --------             ----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...............         175               132                0
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............      15,310           132,296              (12)
                                   -------          --------             ----
Net realized and unrealized
  gain (loss) on
  investments.................      15,485           132,428              (12)
                                   -------          --------             ----
Net increase (decrease) in net
  assets resulting from
  operations..................     $15,485          $132,428             $(12)
                                   =======          ========             ====

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                        CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ------------------------------------------------------------------------------------
                                                                     JANUS ASPEN SERIES
                                    ------------------------------------------------------------------------------------
                                     AGGRESSIVE      FLEXIBLE       INTERNATIONAL       WORLDWIDE          CAPITAL
                                       GROWTH         INCOME            GROWTH            GROWTH         APPRECIATION
                                     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                    ------------   ------------   ------------------   ------------   ------------------
                                    FOR THE SIX    FOR THE SIX    FOR THE SIX          FOR THE SIX    FOR THE PERIOD
                                    MONTHS ENDED   MONTHS ENDED   MONTHS ENDED         MONTHS ENDED   FEBRUARY 4, 2000**
                                     JUNE 30,      JUNE 30,         JUNE 30,            JUNE 30,        THROUGH
                                       2000          2000             2000                2000        JUNE 30, 2000
                                    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)          (UNAUDITED)    (UNAUDITED)
                                    ------------   ------------   ------------------   ------------   ------------------
Dividend income...................    $ 41,762       $ 5,888            $  210          $   4,058          $   361
Distribution from capital gains...      19,454             0                 0             12,099               44
                                      --------       -------            ------          ---------          -------
Net investment income.............      61,216         5,888               210             16,157              405
                                      --------       -------            ------          ---------          -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................      (1,378)         (636)              222            (23,403)             (18)
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (73,668)       (2,280)              933            (83,181)          (5,961)
                                      --------       -------            ------          ---------          -------
Net realized and unrealized gain
  (loss) on investments...........     (75,046)       (2,916)            1,155           (106,584)          (5,979)
                                      --------       -------            ------          ---------          -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $(13,830)      $ 2,972            $1,365          $ (90,427)         $(5,574)
                                      ========       =======            ======          =========          =======

---------------
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                     ---------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                     ---------------------------------------------------------
                                                                MONEY                     INTERMEDIATE
                                                               MARKET                       TERM BOND
                                                             SUBACCOUNT                    SUBACCOUNT
                                                     ---------------------------   ---------------------------
                                                     FOR THE SIX                   FOR THE SIX
                                                     MONTHS ENDED     FOR THE      MONTHS ENDED    FOR THE
                                                       JUNE 30,      YEAR ENDED     JUNE 30,      YEAR ENDED
                                                         2000       DECEMBER 31,      2000        DECEMBER 31,
                                                     (UNAUDITED)        1999       (UNAUDITED)       1999
                                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............................  $    280,688   $    345,020    $  125,578     $  35,406
  Net realized loss on investments.................             0              0       (69,926)       (6,511)
  Net change in unrealized depreciation of
    investments....................................             0              0       (19,723)      (28,840)
                                                     ------------   ------------    ----------     ---------
Net increase (decrease) in net assets resulting
  from operations..................................       280,688        345,020        35,929            55
                                                     ------------   ------------    ----------     ---------
From unit transactions:
  Net proceeds from the issuance of units..........    43,524,063     77,560,082       703,210       696,328
  Net asset value of units redeemed or used to meet
    contract obligations...........................   (35,908,146)   (61,373,092)      (71,593)     (181,862)
                                                     ------------   ------------    ----------     ---------
Net increase (decrease) from unit transactions.....     7,615,917     16,186,990       631,617       514,466
                                                     ------------   ------------    ----------     ---------
Net increase in net assets.........................     7,896,605     16,532,010       667,546       514,521
Net assets beginning of period.....................    19,217,889      2,685,879       819,054       304,533
                                                     ------------   ------------    ----------     ---------
Net assets end of period*..........................  $ 27,114,494   $ 19,217,889    $1,486,600     $ 819,054
                                                     ============   ============    ==========     =========
Unit transactions:
  Units outstanding beginning of period............     1,712,047        251,238        76,605        28,549
  Units issued during the period...................     4,495,757      8,571,435        66,475        65,528
  Units redeemed during the period.................    (3,859,252)    (7,110,626)       (6,425)      (17,472)
                                                     ------------   ------------    ----------     ---------
Units outstanding end of period....................     2,348,552      1,712,047       136,655        76,605
                                                     ============   ============    ==========     =========
---------------
* Includes undistributed net investment income of:   $    688,517   $    407,829    $  168,627     $  43,049
                                                     ============   ============    ==========     =========

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                     ---------------------------------------------------------
                                                                      MONY SERIES FUND, INC.
                                                     ---------------------------------------------------------
                                                              LONG TERM                    GOVERNMENT
                                                                BOND                       SECURITIES
                                                             SUBACCOUNT                    SUBACCOUNT
                                                     ---------------------------   ---------------------------
                                                     FOR THE SIX                   FOR THE SIX
                                                     MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
                                                      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                                        2000        DECEMBER 31,      2000        DECEMBER 31,
                                                     (UNAUDITED)       1999        (UNAUDITED)       1999
                                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............................  $ 1,339,956    $ 1,028,956     $  115,614     $   36,509
  Net realized loss on investments.................     (122,246)       (74,609)        (6,591)          (267)
  Net change in unrealized depreciation of
    investments....................................     (207,522)    (2,165,463)       (48,446)       (27,741)
                                                     -----------    -----------     ----------     ----------
Net increase (decrease) in net assets resulting
  from operations..................................    1,010,188     (1,211,116)        60,577          8,501
                                                     -----------    -----------     ----------     ----------
From unit transactions:
  Net proceeds from the issuance of units..........      449,481     20,478,061        197,557      1,186,866
  Net asset value of units redeemed or used to meet
    contract obligations...........................     (473,819)      (936,588)      (129,827)       (49,795)
                                                     -----------    -----------     ----------     ----------
Net increase (decrease) from unit transactions.....      (24,338)    19,541,473         67,730      1,137,071
                                                     -----------    -----------     ----------     ----------
Net increase in net assets.........................      985,850     18,330,357        128,307      1,145,572
Net assets beginning of period.....................   18,667,512        337,155      2,022,124        876,552
                                                     -----------    -----------     ----------     ----------
Net assets end of period*..........................  $19,653,362    $18,667,512     $2,150,431     $2,022,124
                                                     ===========    ===========     ==========     ==========
Unit transactions:
  Units outstanding beginning of period............    1,836,729         30,651        189,531         82,700
  Units issued during the period...................       43,064      1,909,822         18,264        119,022
  Units redeemed during the period.................      (45,403)      (103,744)       (12,110)       (12,191)
                                                     -----------    -----------     ----------     ----------
Units outstanding end of period....................    1,834,390      1,836,729        195,685        189,531
                                                     ===========    ===========     ==========     ==========
---------------
* Includes undistributed net investment income of:   $ 2,377,260    $ 1,037,304     $  170,615     $   55,001
                                                     ===========    ===========     ==========     ==========

                        See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------------
                                                                          SMALL COMPANY
                                               EQUITY                         VALUE
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                     FOR THE SIX                   FOR THE SIX
                                     MONTHS ENDED     FOR THE      MONTHS ENDED    FOR THE
                                      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                        2000        DECEMBER 31,      2000        DECEMBER 31,
                                     (UNAUDITED)       1999        (UNAUDITED)       1999
                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............   $        0     $  110,007      $      0      $  35,776
  Net realized gain (loss) on
    investments....................       11,414          6,521         7,347        (17,101)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      258,029         20,255        (5,186)        57,257
                                      ----------     ----------      --------      ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................      269,443        136,783         2,161         75,932
                                      ----------     ----------      --------      ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      933,726      1,307,396       165,611        469,522
  Net asset value of units redeemed
    or used to meet contract
    obligations....................      (69,631)       (64,000)      (76,449)      (413,361)
                                      ----------     ----------      --------      ---------
Net increase (decrease) from unit
  transactions.....................      864,095      1,243,396        89,162         56,161
                                      ----------     ----------      --------      ---------
Net increase (decrease) in net
  assets...........................    1,133,538      1,380,179        91,323        132,093
Net assets beginning of period.....    1,414,075         33,896       563,045        430,952
                                      ----------     ----------      --------      ---------
Net assets end of period*..........   $2,547,613     $1,414,075      $654,368      $ 563,045
                                      ==========     ==========      ========      =========
Unit transactions:
  Units outstanding beginning of
    period.........................      102,764          2,848        36,787         34,921
  Units issued during the period...       59,416        109,654        10,665         37,233
  Units redeemed during the
    period.........................       (4,757)        (9,738)       (4,752)       (35,367)
                                      ----------     ----------      --------      ---------
Units outstanding end of period....      157,423        102,764        42,700         36,787
                                      ==========     ==========      ========      =========
---------------
*  Includes undistributed net
  investment income of:               $  111,969     $    1,962      $ 80,067      $  80,067
                                      ==========     ==========      ========      =========

                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------------
                                                                          INTERNATIONAL
                                               MANAGED                       GROWTH
                                             SUBACCOUNT                    SUBACCOUNT
                                     ---------------------------   ---------------------------
                                     FOR THE SIX                   FOR THE SIX
                                     MONTHS ENDED    FOR THE       MONTHS ENDED     FOR THE
                                      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                        2000        DECEMBER 31,      2000        DECEMBER 31,
                                     (UNAUDITED)       1999        (UNAUDITED)       1999
                                     ------------   ------------   ------------   ------------
From operations:
  Net investment income............    $      0      $  56,019      $        0     $   23,845
  Net realized gain (loss) on
    investments....................      (7,734)       (14,912)          9,900          9,678
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      (2,071)        29,662        (147,943)       259,460
                                       --------      ---------      ----------     ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................      (9,805)        70,769        (138,043)       292,983
                                       --------      ---------      ----------     ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      95,602        294,982         276,445        550,539
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (37,223)      (861,595)        (34,331)       (29,145)
                                       --------      ---------      ----------     ----------
Net increase (decrease) from unit
  transactions.....................      58,379       (566,613)        242,114        521,394
                                       --------      ---------      ----------     ----------
Net increase (decrease) in net
  assets...........................      48,574       (495,844)        104,071        814,377
Net assets beginning of period.....     356,471        852,315       1,042,897        228,520
                                       --------      ---------      ----------     ----------
Net assets end of period*..........    $405,045      $ 356,471      $1,146,968     $1,042,897
                                       ========      =========      ==========     ==========
Unit transactions:
  Units outstanding beginning of
    period.........................      28,967         75,641          70,342         21,906
  Units issued during the period...       7,331         25,257          19,621         52,464
  Units redeemed during the
    period.........................      (2,461)       (71,931)         (2,531)        (4,028)
                                       --------      ---------      ----------     ----------
Units outstanding end of period....      33,837         28,967          87,432         70,342
                                       ========      =========      ==========     ==========
---------------
*  Includes undistributed net
  investment income of:                $142,360      $ 142,360      $   38,121     $   38,121
                                       ========      =========      ==========     ==========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                             ------------------------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                             ------------------------------------------------------------------------------------
                                                     HIGH YIELD                      SMALL COMPANY
                                                        BOND                            GROWTH
                                                     SUBACCOUNT                       SUBACCOUNT                     GROWTH
                                             ---------------------------   ---------------------------------       SUBACCOUNT
                                             FOR THE SIX                   FOR THE SIX                         ------------------
                                             MONTHS ENDED     FOR THE      MONTHS ENDED   FOR THE PERIOD       FOR THE PERIOD
                                              JUNE 30,      YEAR ENDED      JUNE 30,      DECEMBER 8, 1999**   FEBRUARY 4, 2000**
                                                2000        DECEMBER 31,      2000           THROUGH              THROUGH
                                             (UNAUDITED)       1999        (UNAUDITED)    DECEMBER 31, 1999    JUNE 30, 2000
                                             ------------   ------------   ------------   ------------------   ------------------
From operations:
  Net investment income....................  $   940,090    $ 1,578,167      $      0          $      0             $      0
  Net realized gain (loss) on
    investments............................      (54,333)       (71,226)          905                (1)                 (20)
  Net change in unrealized appreciation
    (depreciation) of investments..........     (943,657)    (1,182,329)          563            11,101                 (164)
                                             -----------    -----------      --------          --------             --------
Net increase (decrease) in net assets
  resulting from operations................      (57,900)       324,612         1,468            11,100                 (184)
                                             -----------    -----------      --------          --------             --------
From unit transactions:
  Net proceeds from the issuance of
    units..................................      262,875     20,539,013       128,139           137,592              106,448
  Net asset value of units redeemed or used
    to meet contract obligations...........     (478,791)    (1,183,708)       (7,993)             (188)                (918)
                                             -----------    -----------      --------          --------             --------
Net increase (decrease) from unit
  transactions.............................     (215,916)    19,355,305       120,146           137,404              105,530
                                             -----------    -----------      --------          --------             --------
Net increase (decrease) in net assets......     (273,816)    19,679,917       121,614           148,504              105,346
Net assets beginning of period.............   20,059,629        379,712       148,504                 0                    0
                                             -----------    -----------      --------          --------             --------
Net assets end of period*..................  $19,785,813    $20,059,629      $270,118          $148,504             $105,346
                                             ===========    ===========      ========          ========             ========
Unit transactions:
  Units outstanding beginning of period....    1,769,481         34,788        13,697                 0                    0
  Units issued during the period...........       23,580      1,854,079        10,721            13,716               10,645
  Units redeemed during the period.........      (42,758)      (119,386)         (243)              (19)                 (94)
                                             -----------    -----------      --------          --------             --------
Units outstanding end of period............    1,750,303      1,769,481        24,175            13,697               10,551
                                             ===========    ===========      ========          ========             ========
---------------
*  Includes undistributed net investment
  income of:                                 $ 2,549,819    $ 1,609,729      $      0          $      0             $      0
                                             ===========    ===========      ========          ========             ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           CORPORATE SPONSORED VARIABLE
                                ---------------------------------------------------------------------------------------
                                             DREYFUS VARIABLE INSURANCE FUND
                                ---------------------------------------------------------   ---------------------------

                                          CAPITAL                    SMALL COMPANY
                                       APPRECIATION                      STOCK
                                        SUBACCOUNT                    SUBACCOUNT
                                ---------------------------   ---------------------------   ---------------------------

                                FOR THE SIX                   FOR THE SIX                   FOR THE SIX
                                MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE      MONTHS ENDED     FOR THE
                                  JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                    2000       DECEMBER 31,       2000       DECEMBER 31,       2000       DECEMBER 31,
                                (UNAUDITED)        1999       (UNAUDITED)        1999       (UNAUDITED)        1999
                                ------------   ------------   ------------   ------------   ------------   ------------

From operations:
Net investment income.........   $       92     $   16,245     $   1,649       $      0     $   193,797
Net realized gain (loss) on
 investments..................       16,122        100,007        30,586         (7,540)        723,855
Net change in unrealized
 appreciation (depreciation)
 of investments...............       52,294         35,110        10,344         82,425        (990,904)
                                 ----------     ----------     ---------       --------     -----------

Net increase (decrease) in net
 assets resulting from
 operations...................       68,508        151,362        42,579         74,885         (73,252)
                                 ----------     ----------     ---------       --------     -----------

From unit transactions:

 Net proceeds from the
   issuance of units..........      923,015      1,490,345       119,190        526,467       3,254,878

 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (174,590)      (363,376)     (138,802)      (106,947)       (709,480)
                                 ----------     ----------     ---------       --------     -----------

Net increase (decrease) from
 unit transactions............      748,425      1,126,969       (19,612)       419,520       2,545,398
                                 ----------     ----------     ---------       --------     -----------

Net increase in net assets....      816,933      1,278,331        22,967        494,405       2,472,146

Net assets beginning of
 period.......................    1,758,756        480,425       790,084        295,679      30,679,794
                                 ----------     ----------     ---------       --------     -----------

Net assets end of period*.....   $2,575,689     $1,758,756     $ 813,051       $790,084     $33,151,940
                                 ==========     ==========     =========       ========     ===========

Unit transactions:
Units outstanding beginning of
 period.......................      118,872         36,191        78,184         32,362       1,903,421
Units issued during the
 period.......................       62,066        116,773        11,635         58,620         209,149
Units redeemed during the
 period.......................      (11,575)       (34,092)      (13,314)       (12,798)        (44,391)
                                 ----------     ----------     ---------       --------     -----------

Units outstanding end of
 period.......................      169,363        118,872        76,505         78,184       2,068,179
                                 ==========     ==========     =========       ========     ===========
---------------
 * Includes undistributed net
   investment income of:         $   20,327     $   20,235     $   2,695       $  1,046     $   665,991
                                 ==========     ==========     =========       ========     ===========
** Commencement of operations

                                IVERSAL LIFE
                                ------------------------------------------------------------------------
                                                                                          VAN ECK WORLDW
                                ----------------------------   -----------------------------------------
                                                 DREYFUS
                                                  STOCK                   HARD                        WO
                                                  INDEX                  ASSETS
                                                SUBACCOUNT             SUBACCOUNT                    SUB
                                ----------------------------   ---------------------------   -----------
                                                  FOR THE
                                                  PERIOD
                                FOR THE SIX    SEPTEMBER 30,   FOR THE SIX                   FOR THE SIX
                                MONTHS ENDED      1999**       MONTHS ENDED     FOR THE      MONTHS ENDE
                                  JUNE 30,        THROUGH        JUNE 30,      YEAR ENDED      JUNE 30,
                                    2000       DECEMBER 31,        2000       DECEMBER 31,       2000
                                (UNAUDITED)        1999        (UNAUDITED)        1999       (UNAUDITED)
                                ------------   -------------   ------------   ------------   -----------
From operations:
Net investment income.........  $   432,056
Net realized gain (loss) on
 investments..................      386,134
Net change in unrealized
 appreciation (depreciation)
 of investments...............    3,009,797
                                -----------
Net increase (decrease) in net
 assets resulting from
 operations...................    3,827,987
                                -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   23,789,517
 Net asset value of units
   redeemed or used to meet
   contract obligations.......     (840,260)
                                -----------
Net increase (decrease) from
 unit transactions............   22,949,257
                                -----------
Net increase in net assets....   26,777,244
Net assets beginning of
 period.......................    3,902,550
                                -----------
Net assets end of period*.....  $30,679,794
                                ===========
Unit transactions:
Units outstanding beginning of
 period.......................      291,990
Units issued during the
 period.......................    1,696,879
Units redeemed during the
 period.......................      (85,448)
                                -----------
Units outstanding end of
 period.......................    1,903,421
                                ===========
---------------
 * Includes undistributed net
   investment income of:        $   472,194
                                ===========
** Commencement of operations

                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                -------------------------------------------
                                 INSURANCE TRUST
                                -------------------------------------------
                                DREYFUS
                                STOCK                    WORLDWIDE
                                INDEX                EMERGING MARKETS
                                SUBACCOUNT              SUBACCOUNT
                                -------------   ---------------------------

                                                FOR THE SIX
                                   FOR THE      MONTHS ENDED     FOR THE
                                  YEAR ENDED      JUNE 30,      YEAR ENDED
                                 DECEMBER 31,       2000       DECEMBER 31,
                                     1999       (UNAUDITED)        1999
                                 ------------   ------------   ------------
From operations:
Net investment income.........   $    12    $ 2,674   $    42    $    3   $  3,021   $ 1,150   $      0   $      0
Net realized gain (loss) on
 investments..................       257         82        51        (4)     (2,619)       (19)      6,357      8,133
Net change in unrealized
 appreciation (depreciation)
 of investments...............     1,826     10,622        81       211       (229)    (3,363)    (14,189)     24,877
   -------    -------   -------    ------   --------   -------   --------   --------
Net increase (decrease) in net
 assets resulting from
 operations...................     2,095     13,378       174       210        173    (2,232)     (7,832)     33,010
   -------    -------   -------    ------   --------   -------   --------   --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     2,457     67,417    14,463     3,174     58,024    35,112     99,053     29,369
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (2,064)       (786)      (191)      (173)    (14,935)    (1,399)    (22,528)    (17,369)
   -------    -------   -------    ------   --------   -------   --------   --------
Net increase (decrease) from
 unit transactions............       393     66,631    14,272     3,001     43,089    33,713     76,525     12,000
   -------    -------   -------    ------   --------   -------   --------   --------
Net increase in net assets....     2,488     80,009    14,446     3,211     43,262    31,481     68,693     45,010
Net assets beginning of
 period.......................    80,009          0     3,422       211     52,300    20,819     70,493     25,483
   -------    -------   -------    ------   --------   -------   --------   --------
Net assets end of period*.....   $82,497    $80,009   $17,868    $3,422   $ 95,562   $52,300   $139,186   $ 70,493
   =======    =======   =======    ======   ========   =======   ========   ========
Unit transactions:
Units outstanding beginning of
 period.......................     6,671          0       343        26      5,105     1,873      7,590      5,495
Units issued during the
 period.......................       197      6,742     1,409       335      5,776     3,398     11,036      4,827
Units redeemed during the
 period.......................      (160)        (71)       (30)       (18)     (1,535)      (166)     (1,517)     (2,732)
   -------    -------   -------    ------   --------   -------   --------   --------
Units outstanding end of
 period.......................     6,708      6,671     1,722       343      9,346     5,105     17,109      7,590
   =======    =======   =======    ======   ========   =======   ========   ========
---------------
 * Includes undistributed net
   investment income of:   $ 2,686    $ 2,674   $    45    $    3   $  4,171   $ 1,150   $    197   $    197
   =======    =======   =======    ======   ========   =======   ========   ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                ------------------------------------------------------------------------------
                                                                                T. ROWE PRICE
                                                ------------------------------------------------------------------------------
                                                          EQUITY                            PRIME                 INTERNATIONAL
                                                          INCOME                           RESERVE                   STOCK
                                                        SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                                ---------------------------   ---------------------------------   ------------
                                                FOR THE SIX                   FOR THE SIX                         FOR THE SIX
                                                MONTHS ENDED    FOR THE       MONTHS ENDED   FOR THE PERIOD       MONTHS ENDED
                                                 JUNE 30,      YEAR ENDED      JUNE 30,      FEBRUARY 1, 1999**    JUNE 30,
                                                   2000        DECEMBER 31,      2000           THROUGH              2000
                                                (UNAUDITED)       1999        (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)
                                                ------------   ------------   ------------   ------------------   ------------
From operations:
 Net investment income........................   $  21,085       $ 37,491       $  2,932          $  4,177          $      0
 Net realized gain (loss) on investments......     (10,556)         3,114              0                 0             8,510
 Net change in unrealized appreciation
   (depreciation) of investments..............     (26,261)       (48,742)             0                 0            (4,372)
                                                 ---------       --------       --------          --------          --------
Net increase (decrease) in net assets
 resulting from operations....................     (15,732)        (8,137)         2,932             4,177             4,138
                                                 ---------       --------       --------          --------          --------
From unit transactions:
 Net proceeds from the issuance of units......     300,798        745,478          1,116           103,722           660,719
 Net asset value of units redeemed or used to
   meet contract obligations..................    (175,222)       (72,035)          (973)           (6,296)          (45,728)
                                                 ---------       --------       --------          --------          --------
Net increase from unit transactions...........     125,576        673,443            143            97,426           614,991
                                                 ---------       --------       --------          --------          --------
Net increase in net assets....................     109,844        665,306          3,075           101,603           619,129
Net assets beginning of period................     714,690         49,384        101,603                 0           138,122
                                                 ---------       --------       --------          --------          --------
Net assets end of period*.....................   $ 824,534       $714,690       $104,678          $101,603          $757,251
                                                 =========       ========       ========          ========          ========
Unit transactions:
 Units outstanding beginning of period........      67,719          4,853          9,723                 0             9,827
 Units issued during the period...............      29,017         69,677            105            10,380            49,916
 Units redeemed during the period.............     (16,406)        (6,811)           (92)             (657)           (3,194)
                                                 ---------       --------       --------          --------          --------
Units outstanding end of period...............      80,330         67,719          9,736             9,723            56,549
                                                 =========       ========       ========          ========          ========
---------------
 * Includes undistributed net investment
   income of:                                    $  60,219       $ 39,134       $  7,109          $  4,177          $  2,296
                                                 =========       ========       ========          ========          ========
** Commencement of operations

                                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                ------------------------------------------------------------------------------
                                                                                T. ROWE PRICE
                                                ------------------------------------------------------------------------------
                                                                            LIMITED                        NEW AMERICA
                                                                             TERM                            GROWTH
                                                                          SUBACCOUNT                       SUBACCOUNT
                                                               ---------------------------------   ---------------------------
                                                               ---------------------------------   ---------------------------
                                                ------------   FOR THE SIX                         FOR THE SIX
                                                 FOR THE       MONTHS ENDED   FOR THE PERIOD       MONTHS ENDED    FOR THE
                                                YEAR ENDED     JUNE 30,       FEBRUARY 1, 1999**    JUNE 30,      YEAR ENDED
                                                DECEMBER 31,     2000           THROUGH               2000        DECEMBER 31,
                                                   1999        (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)       1999
                                                ------------   ------------   ------------------   ------------   ------------
From operations:
 Net investment income........................    $  2,061       $   505            $   45           $      0      $  19,751
 Net realized gain (loss) on investments......       1,541           (27)               (2)              (300)         7,059
 Net change in unrealized appreciation
   (depreciation) of investments..............      26,668          (109)              (38)            (3,679)         7,101
                                                  --------       -------            ------           --------      ---------
Net increase (decrease) in net assets
 resulting from operations....................      30,270           369                 5             (3,979)        33,911
                                                  --------       -------            ------           --------      ---------
From unit transactions:
 Net proceeds from the issuance of units......     105,728        32,551             1,021            135,659        367,884
 Net asset value of units redeemed or used to
   meet contract obligations..................     (12,925)         (505)              (66)           (48,381)      (101,482)
                                                  --------       -------            ------           --------      ---------
Net increase from unit transactions...........      92,803        32,046               955             87,278        266,402
                                                  --------       -------            ------           --------      ---------
Net increase in net assets....................     123,073        32,415               960             83,299        300,313
Net assets beginning of period................      15,049           960                 0            348,533         48,220
                                                  --------       -------            ------           --------      ---------
Net assets end of period*.....................    $138,122       $33,375            $  960           $431,832      $ 348,533
                                                  ========       =======            ======           ========      =========
Unit transactions:
 Units outstanding beginning of period........       1,427            95                 0             27,453          4,282
 Units issued during the period...............       9,599         3,174               104             10,554         31,991
 Units redeemed during the period.............      (1,199)          (49)               (9)            (3,423)        (8,820)
                                                  --------       -------            ------           --------      ---------
Units outstanding end of period...............       9,827         3,220                95             34,584         27,453
                                                  ========       =======            ======           ========      =========
---------------
 * Includes undistributed net investment
   income of:                                     $    235       $   550            $   45           $ 20,704      $  20,704
                                                  ========       =======            ======           ========      =========
** Commencement of operations

                                                CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                                ---------------------------
                                                ---------------------------
                                                     PERSONAL STRATEGY
                                                          BALANCE
                                                        SUBACCOUNT
                                                ---------------------------
                                                ---------------------------
                                                FOR THE SIX
                                                MONTHS ENDED    FOR THE
                                                 JUNE 30,      YEAR ENDED
                                                   2000        DECEMBER 31,
                                                (UNAUDITED)       1999
                                                ------------   ------------
From operations:
 Net investment income........................    $  6,699      $  15,098
 Net realized gain (loss) on investments......        (748)         5,226
 Net change in unrealized appreciation
   (depreciation) of investments..............      12,056           (278)
                                                  --------      ---------
Net increase (decrease) in net assets
 resulting from operations....................      18,007         20,046
                                                  --------      ---------
From unit transactions:
 Net proceeds from the issuance of units......     595,511        324,297
 Net asset value of units redeemed or used to
   meet contract obligations..................     (12,341)      (251,898)
                                                  --------      ---------
Net increase from unit transactions...........     583,170         72,399
                                                  --------      ---------
Net increase in net assets....................     601,177         92,445
Net assets beginning of period................     101,364          8,919
                                                  --------      ---------
Net assets end of period*.....................    $702,541      $ 101,364
                                                  ========      =========
Unit transactions:
 Units outstanding beginning of period........       8,978            856
 Units issued during the period...............      53,230         31,131
 Units redeemed during the period.............      (1,479)       (23,009)
                                                  --------      ---------
Units outstanding end of period...............      60,729          8,978
                                                  ========      =========
---------------
 * Includes undistributed net investment
   income of:                                     $ 22,169      $  15,470
                                                  ========      =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ---------------------------------------------------------------------
                                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                    ---------------------------------------------------------------------
                                                   VIP                               VIP II
                                                 GROWTH                              CONTRA
                                               SUBACCOUNT                          SUBACCOUNT
                                    ---------------------------------   ---------------------------------
                                    FOR THE SIX                         FOR THE SIX
                                    MONTHS ENDED     FOR THE PERIOD     MONTHS ENDED     FOR THE PERIOD
                                      JUNE 30,     NOVEMBER 2, 1999**     JUNE 30,     DECEMBER 8, 1999**
                                        2000            THROUGH             2000            THROUGH
                                    (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999
                                    ------------   ------------------   ------------   ------------------
From operations:
 Net investment income............    $ 40,092          $      0          $  6,303          $     0
 Net realized gain (loss) on
   investments....................     (18,182)               26           (17,341)               0
 Net change in unrealized
   appreciation (depreciation) of
   investments....................       2,545             8,729            (3,671)           1,970
                                      --------          --------          --------          -------
Net increase (decrease) in net
 assets resulting from
 operations.......................      24,455             8,755           (14,709)           1,970
                                      --------          --------          --------          -------
From unit transactions:
 Net proceeds from the issuance of
   units..........................     587,484           180,982           859,928           36,973
 Net asset value of units redeemed
   or used to meet contract
   obligations....................    (133,776)             (209)          (49,461)             (47)
                                      --------          --------          --------          -------
Net increase from unit
 transactions.....................     453,708           180,773           810,467           36,926
                                      --------          --------          --------          -------
Net increase in net assets........     478,163           189,528           795,758           38,896
Net assets beginning of period....     189,528                 0            38,896                0
                                      --------          --------          --------          -------
Net assets end of period*.........    $667,691          $189,528          $834,654          $38,896
                                      ========          ========          ========          =======
Unit transactions:
 Units outstanding beginning of
   period.........................      16,127                 0             3,667                0
 Units issued during the period...      49,620            16,147            80,902            3,672
 Units redeemed during the
   period.........................     (11,696)              (20)           (4,838)              (5)
                                      --------          --------          --------          -------
Units outstanding end of period...      54,051            16,127            79,731            3,667
                                      ========          ========          ========          =======
---------------
 * Includes undistributed net
   investment income of:              $ 40,092          $      0          $  6,303          $     0
                                      ========          ========          ========          =======

                                             CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    --------------------------------------------------------------
                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                    --------------------------------------------------------------
                                          VIP III                VIP II              VIP III
                                    GROWTH OPPORTUNITIES     ASSET MANAGER       GROWTH & INCOME
                                         SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                    --------------------   ------------------   ------------------
                                       FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                      MARCH 31, 2000**     FEBRUARY 4, 2000**   JANUARY 13, 2000**
                                          THROUGH               THROUGH              THROUGH
                                       JUNE 30, 2000         JUNE 30, 2000        JUNE 30, 2000
                                        (UNAUDITED)           (UNAUDITED)          (UNAUDITED)
                                    --------------------   ------------------   ------------------
From operations:
 Net investment income............        $     0               $      0            $    6,457
 Net realized gain (loss) on
   investments....................             (9)                10,067                58,875
 Net change in unrealized
   appreciation (depreciation) of
   investments....................          2,013                  5,192               122,084
                                          -------               --------            ----------
Net increase (decrease) in net
 assets resulting from
 operations.......................          2,004                 15,259               187,416
                                          -------               --------            ----------
From unit transactions:
 Net proceeds from the issuance of
   units..........................         34,497                330,482             2,536,741
 Net asset value of units redeemed
   or used to meet contract
   obligations....................           (121)                (5,828)              (47,963)
                                          -------               --------            ----------
Net increase from unit
 transactions.....................         34,376                324,654             2,488,778
                                          -------               --------            ----------
Net increase in net assets........         36,380                339,913             2,676,194
Net assets beginning of period....              0                      0                     0
                                          -------               --------            ----------
Net assets end of period*.........        $36,380               $339,913            $2,676,194
                                          =======               ========            ==========
Unit transactions:
 Units outstanding beginning of
   period.........................              0                      0                     0
 Units issued during the period...          3,794                 34,191               277,972
 Units redeemed during the
   period.........................            (13)                  (570)               (4,887)
                                          -------               --------            ----------
Units outstanding end of period...          3,781                 33,621               273,085
                                          =======               ========            ==========
---------------
 * Includes undistributed net
   investment income of:                  $     0               $      0            $    6,457
                                          =======               ========            ==========

                                                 CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                    ----------------------------------------------------------------------
                                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                    ----------------------------------------------------------------------
                                                 EQUITY                       FIXED
                                                 GROWTH                      INCOME             VALUE
                                               SUBACCOUNT                  SUBACCOUNT         SUBACCOUNT
                                    ---------------------------------   -----------------   --------------
                                    FOR THE SIX                          FOR THE PERIOD     FOR THE PERIOD
                                    MONTHS ENDED     FOR THE PERIOD     JANUARY 6, 2000**   MAY 22, 2000**
                                      JUNE 30,     DECEMBER 8, 1999**        THROUGH           THROUGH
                                        2000            THROUGH           JUNE 30, 2000     JUNE 30, 2000
                                    (UNAUDITED)    DECEMBER 31, 1999       (UNAUDITED)       (UNAUDITED)
                                    ------------   ------------------   -----------------   --------------
From operations:
 Net investment income............    $      0          $  4,239           $        0          $      0
 Net realized gain (loss) on
   investments....................         175                 0                  132                 0
 Net change in unrealized
   appreciation (depreciation) of
   investments....................      15,310             4,904              132,296               (12)
                                      --------          --------           ----------          --------
Net increase (decrease) in net
 assets resulting from
 operations.......................      15,485             9,143              132,428               (12)
                                      --------          --------           ----------          --------
From unit transactions:
 Net proceeds from the issuance of
   units..........................     150,391           121,757            3,588,436               157
 Net asset value of units redeemed
   or used to meet contract
   obligations....................      (2,744)             (188)             (10,881)               (3)
                                      --------          --------           ----------          --------
Net increase from unit
 transactions.....................     147,647           121,569            3,577,555               154
                                      --------          --------           ----------          --------
Net increase in net assets........     163,132           130,712            3,709,983               142
Net assets beginning of period....     130,712                 0                    0                 0
                                      --------          --------           ----------          --------
Net assets end of period*.........    $293,844          $130,712           $3,709,983          $    142
                                      ========          ========           ==========          ========
Unit transactions:
 Units outstanding beginning of
   period.........................      12,171                 0                    0                 0
 Units issued during the period...      13,793            12,190              358,849                16
 Units redeemed during the
   period.........................        (248)              (19)              (1,075)               (1)
                                      --------          --------           ----------          --------
Units outstanding end of period...      25,716            12,171              357,774                15
                                      ========          ========           ==========          ========
---------------
 * Includes undistributed net
   investment income of:              $  4,239          $  4,239           $        0          $      0
                                      ========          ========           ==========          ========

** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                            CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ------------------------------------------------------------------------------------------
                                                                         JANUS ASPEN SERIES
                                     ------------------------------------------------------------------------------------------
                                              AGGRESSIVE                      FLEXIBLE                    INTERNATIONAL
                                                GROWTH                         INCOME                         GROWTH
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     ----------------------------   ----------------------------   ----------------------------
                                       FOR THE     FOR THE PERIOD     FOR THE     FOR THE PERIOD     FOR THE     FOR THE PERIOD
                                     SIX MONTHS     DECEMBER 8,     SIX MONTHS     DECEMBER 27,    SIX MONTHS     DECEMBER 2,
                                        ENDED          1999**          ENDED          1999**          ENDED          1999**
                                      JUNE 30,        THROUGH        JUNE 30,        THROUGH        JUNE 30,        THROUGH
                                        2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                     (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                     -----------   --------------   -----------   --------------   -----------   --------------
From operations:
Net investment income..............   $  61,216       $      0       $  5,888        $   437         $   210         $    0
Net realized gain (loss) on
  investments......................      (1,378)             2           (636)             0             222              0
Net change in unrealized
  appreciation (depreciation) of
  investments......................     (73,668)        24,479         (2,280)          (425)            933            493
                                      ---------       --------       --------        -------         -------         ------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (13,830)        24,481          2,972             12           1,365            493
                                      ---------       --------       --------        -------         -------         ------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     740,955        228,583        209,632         12,891          79,546          3,366
  Net asset value of units redeemed
    or used to meet contract
    obligations....................    (189,667)          (282)        (5,934)             0            (888)            (8)
                                      ---------       --------       --------        -------         -------         ------
Net increase from unit
  transactions.....................     551,288        228,301        203,698         12,891          78,658          3,358
                                      ---------       --------       --------        -------         -------         ------
Net increase in net assets.........     537,458        252,782        206,670         12,903          80,023          3,851
Net assets beginning of period.....     252,782              0         12,903              0           3,851              0
                                      ---------       --------       --------        -------         -------         ------
Net assets end of period*..........   $ 790,240       $252,782       $219,573        $12,903         $83,874         $3,851
                                      =========       ========       ========        =======         =======         ======
Unit transactions:
Units outstanding beginning of
  period...........................      22,352              0          1,289              0             317              0
Units issued during the period.....      63,757         22,380         21,068          1,289           6,478            318
Units redeemed during the period...     (17,310)           (28)          (685)             0             (90)            (1)
                                      ---------       --------       --------        -------         -------         ------
Units outstanding end of period....      68,799         22,352         21,672          1,289           6,705            317
                                      =========       ========       ========        =======         =======         ======
---------------
 * Includes undistributed net
   investment income of:              $  61,216       $      0       $  6,325        $   437         $   210         $    0
                                      =========       ========       ========        =======         =======         ======
** Commencement of operations

                                      CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
                                     ---------------------------------------------
                                                  JANUS ASPEN SERIES
                                     ---------------------------------------------
                                              WORLDWIDE                CAPITAL
                                                GROWTH               APPRECIATION
                                              SUBACCOUNT              SUBACCOUNT
                                     ----------------------------   --------------
                                       FOR THE     FOR THE PERIOD   FOR THE PERIOD
                                     SIX MONTHS     DECEMBER 2,      FEBRUARY 4,
                                        ENDED          1999**           2000**
                                      JUNE 30,        THROUGH          THROUGH
                                        2000        DECEMBER 31,    JUNE 30, 2000
                                     (UNAUDITED)        1999         (UNAUDITED)
                                     -----------   --------------   --------------
From operations:
Net investment income..............  $   16,157       $      0         $    405
Net realized gain (loss) on
  investments......................     (23,403)             9              (18)
Net change in unrealized
  appreciation (depreciation) of
  investments......................     (83,181)         7,000           (5,961)
                                     ----------       --------         --------
Net increase (decrease) in net
  assets resulting from
  operations.......................     (90,427)         7,009           (5,574)
                                     ----------       --------         --------
From unit transactions:
  Net proceeds from the issuance of
    units..........................   1,127,021        110,815          121,255
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (22,132)          (102)          (1,282)
                                     ----------       --------         --------
Net increase from unit
  transactions.....................   1,104,889        110,713          119,973
                                     ----------       --------         --------
Net increase in net assets.........   1,014,462        117,722          114,399
Net assets beginning of period.....     117,722              0                0
                                     ----------       --------         --------
Net assets end of period*..........  $1,132,184       $117,722         $114,399
                                     ==========       ========         ========
Unit transactions:
Units outstanding beginning of
  period...........................      10,224              0                0
Units issued during the period.....      88,032         10,234           12,118
Units redeemed during the period...      (1,915)           (10)            (130)
                                     ----------       --------         --------
Units outstanding end of period....      96,341         10,224           11,988
                                     ==========       ========         ========
---------------
 * Includes undistributed net
   investment income of:             $   16,157       $      0         $    405
                                     ==========       ========         ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

     There are currently thirty seven Corporate Sponsored Variable Universal Subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc. , the Van Eck Worldwide Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the T. Rowe Price International Series, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of each of the Funds contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses include gains and losses on redemption of investments in the portfolios of the Funds determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, mortality and expense risk charge and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life Subaccounts for the period ended June 30, 2000 aggregated $2,608,003.

     As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares of acquired and proceeds from shares redeemed, during the period ended June 30, 2000 were as follows:

                                                              COST OF SHARES    PROCEEDS FROM
                                                                 ACQUIRED      SHARES REDEEMED
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SUBACCOUNTS       --------------   ---------------
MONY Series Fund, Inc.
     Money Market Portfolio.................................   $119,782,653     $112,166,736
     Intermediate Term Bond Portfolio.......................      1,555,852          924,233
     Long Term Bond Portfolio...............................        738,439          762,776
     Government Securities Portfolio........................        204,489          136,759

Enterprise Accumulation Trust
     Equity Portfolio.......................................        935,899           71,804
     Small Company Value Portfolio..........................        166,091           76,929
     Managed Portfolio......................................        100,678           42,298
     International Growth Portfolio.........................        278,314           36,200
     High Yield Bond Portfolio..............................        263,436          479,352
     Small Company Growth Portfolio.........................        128,256            8,110
     Growth Portfolio.......................................        106,447              917

Dreyfus Variable Investment Fund
     Capital Appreciation Portfolio.........................        937,921          189,496
     Small Company Stock Portfolio..........................        120,126          139,738
     Stock Index Fund.......................................      5,082,100        2,536,702
     Socially Responsible Growth Fund, Inc..................          2,464            2,072

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                                                              COST OF SHARES    PROCEEDS FROM
                                                                 ACQUIRED      SHARES REDEEMED
                                                              --------------   ---------------
Van Eck Worldwide Insurance Trust
     Hard Assets Portfolio..................................   $     14,567     $        294
     Worldwide Bond Portfolio...............................         58,179           15,090
     Worldwide Emerging Markets Portfolio...................         99,309           22,785

T. Rowe Price Equity Series, Inc.
     Equity Income Portfolio................................        314,160          188,585
     Prime Reserve Portfolio................................          1,116              973
     International Stock Portfolio..........................        663,079           48,088
     Limited Term Portfolio.................................         32,551              505
     New America Growth Portfolio...........................        138,193           50,915
     Personal Strategy Balance Portfolio....................        602,768           19,597

FidelityVariable Insurance Product Funds
     VIP Growth Portfolio...................................        651,359          197,650
     VIP II Contrafund Portfolio............................      1,685,324          874,858
     VIP II Growth Opportunities Portfolio..................         34,503              127
     VIP II Asset Manager Portfolio.........................        804,939          480,285
     VIP III Growth & Income Portfolio......................      6,124,699        3,635,921

Janus Aspen Series
     Aggressive Growth Portfolio............................        793,801          242,512
     Flexible Income Portfolio..............................        261,502           57,803
     International Growth Portfolio.........................         79,842            1,184
     Worldwide Growth Portfolio.............................      2,330,259        1,225,370
     Capital Appreciation Portfolio.........................        121,342            1,369

The Universal Institutional Funds, Inc.
     Equity Growth Portfolio................................        150,396            2,749
     Fixed Income Portfolio.................................      3,588,436           10,881
     Value Portfolio........................................            157                3

ISSUED BY:

     MONY LIFE INSURANCE COMPANY OF AMERICA
     (An Arizona Stock Corporation)
     (not licensed to solicit or transact
     business in New York)
     1740 Broadway, New York, NY 10019

     or in New York,

     MONY LIFE INSURANCE COMPANY
     1740 Broadway, New York, NY 10019

DISTRIBUTOR OF MONY CUSTOM MASTER, MONYMASTER, MONY CUSTOM EQUITY MASTER, MONYEQUITY MASTER, AND MONY CUSTOM ESTATE MASTER:

     MONY SECURITIES CORPORATION
     1740 Broadway, New York, NY 10019
     (Member NASD, SIPC)                                    #0556-VA00(EXP.2/02)

[MONY GROUP LOGO]                      ------------------
                                           Bulk Rate
                                          U.S. Postage
                                             PAID
                                        Permit No. 8048
                                       New York, New York
                                       -------------------

MONY LIFE INSURANCE COMPANY
Administrative Offices
1740 Broadway
New York, NY 10019

A member of The MONY Group